Filed pursuant to Rule 497
File No. 333-195003

GARRISON CAPITAL INC.

Supplement dated December 12, 2014

to

Prospectus Supplement dated December 12, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus Supplement of Garrison Capital Inc. dated December 12, 2014, to the Prospectus dated July 14, 2014 (as previously supplemented, the “Prospectus”). The text of the Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 2014 is included below and incorporated herein by reference.

You should carefully consider the “Risk Factors” beginning on page 14 of the Prospectus before you decide to invest in shares of our common stock.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-Q

☒	QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the Quarterly Period Ended September 30, 2014

OR

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the transition period from             to

Commission File Number 814-00878

Garrison Capital Inc.

(Exact name of registrant as specified in its charter)

Delaware	90-0900145
(State or other jurisdiction of incorporation or organization)	(I.R.S. Employer Identification No.)

1290 Avenue of the Americas, Suite 914
New York, New York 10104

(Address of principal executive offices)

(212) 372-9590

(Registrant’s telephone number, including area code)

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐

Indicate by check mark whether the registrant has submitted electronically and posted on its corporate Web site, if any, every Interactive Data File required to be submitted and posted pursuant to Rule 405 of Regulation S-T during the preceding 12 months (or for such shorter period that the registrant was required to submit and post such files). Yes ☐ No ☐

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, or a smaller reporting company. See definitions of “large accelerated filer,” “accelerated filer” and “smaller reporting company” in Rule 12b-2 of the Exchange Act.

Large accelerated filer ☐	Accelerated filer ☐
Non-accelerated filer ☒ (Do not check if a smaller reporting company)	Smaller reporting company ☐

Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act). Yes ☐ No ☒

As of November 5, 2014 the Registrant had 16,758,779 shares of common stock, $0.001 par value, outstanding.

i

Garrison Capital Inc. and Subsidiaries

Consolidated Statements of Financial Condition

Part I. Financial Information

Item 1. Financial Statements

	September 30, 2014	December 31, 2013
	(unaudited)
Assets
Cash and cash equivalents	$25,572,239	$13,664,583
Cash and cash equivalents, restricted	15,460,036	27,964,507
Due from counterparties	1,706,575	6,660,132
Investments, fair value
Non-control/Non-affiliate investments (amortized cost of $447,762,162 and $409,797,656, respectively)	448,649,030	410,051,950
Affiliate investments (amortized cost of $0 and $17,190,795, respectively)	—	19,029,529
Accrued interest receivable	4,082,475	2,664,416
Deferred debt issuance costs (net of accumulated amortization of $1,925,570 and $1,400,358, respectively)	4,584,334	4,884,271
Deferred offering costs	314,018	—
Other assets	442,716	160,426
Total assets	$500,811,423	$485,079,814
Liabilities
Due to counterparties	$5,096,343	$7,840,140
Incentive fee payable	4,388,075	1,098,899
Management fee payable	223,341	217,608
Administrator fee payable	309,904	—
GLC Trust 2013-2 revolving note (Note 7)	—	9,741,676
GLC Trust 2013-2 Class A note (Note 7)	34,288,677	—
Senior secured revolving note (Note 7)	34,000,000	50,000,000
Senior secured term note (Note 7)	159,729,390	159,677,767
Interest payable	649,397	1,487,539
Accrued expenses and other payables	826,519	935,587
Total liabilities	239,511,646	230,999,216
Commitments and contingencies (Note 13)	$—	$—
Net assets
Common stock, par value $0.001 per share, 100,000,000 shares authorized, 16,758,779 and 16,758,779 shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	16,759	16,759
Paid-in-capital in excess of par	257,804,160	257,804,160
(Over)/under distributed net investment income	(2,468,451)	—
Accumulated net realized gain/(loss) from investments	5,060,441	(5,833,349)
Net unrealized appreciation from investments	886,868	2,093,028
Total net assets	261,299,777	254,080,598
Total liabilities and net assets	$500,811,423	$485,079,814
Common shares outstanding	16,758,779	16,758,779
Net asset value per common share	$15.59	$15.16

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments

September 30, 2014 (unaudited)

Security Description	Par/Shares	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments
Investments – United States
Common Equity
Apparel Products
Everyware Global, Inc., Warrant*	82,843	$—	$—	—%
Total Apparel Products		—	—	—
Health Services
Juniper TGX Investment Partners, LLC, Common	670,623	670,623	1,074,637	0.41
Total Health Services		670,623	1,074,637	0.41
Miscellaneous Manufacturing
Valterra Products Holdings, LLC, Common Class A	185,847	185,847	294,511	0.12
Valterra Products Holdings, LLC, Common Class B	20,650	20,650	32,723	0.01
Total Miscellaneous Manufacturing		206,497	327,234	0.13
Miscellaneous Retail
Provo Craft Holdings, LLC, Common	1,110	—	—	—
Total Miscellaneous Retail		—	—	—
Transportation Services
EZE Trucking, LLC, Common	2,898	267,801	—	—
Total Transportation Services		267,801	—	—
Total Common Equity		$1,144,921	$1,401,871	0.54%
Preferred Equity
Consumer Finance Services
Prosper Marketplace Series B Preferred Stock(4)	261,912	$789,962	$3,761,056	1.44%
Total Consumer Finance Services		789,962	3,761,056	1.44
Total Preferred Equity		$789,962	$3,761,056	1.44%
Debt Investments
Apparel Products
Joe’s Jeans Inc., Term Loan* L + 10.75%, 1.25% L Floor, 9/30/2018	10,486,963	$10,319,263	$10,319,148	3.95%
Total Apparel Products		10,319,263	10,319,148	3.95
Automotive
CTC Casting Technologies, Inc. (Compass), Loan* L+ 6.75%, 0.75% L Floor, 3/28/2019	10,281,250	10,188,966	10,224,655	3.92
Penda Corporation, Term Loan(5) L+ 12.00% Cash, 2.00% PIK, 1/26/2019	7,323,901	7,210,934	7,323,901	2.80
Total Automotive		17,399,900	17,548,556	6.72
Broadcasting & Entertainment
CF Entertainment Inc. (Entertainment Studios), Term Loan* L+ 7.50%, 1.00% L Floor, 6/26/2019	9,960,531	9,866,217	9,866,152	3.78
Total Broadcasting & Entertainment		9,866,217	9,866,152	3.78

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Building & Real Estate
Onyx Mamaroneck, LLC, Term Loan(4)(5) L+ 7.00% Cash, 5.00% PIK, 2/1/2015	10,273,133	$10,205,177	$10,273,133	3.93%
ShelterLogic Corp., Term Loan* L+ 8.50%, 1.00% L Floor, 7/30/2019	10,434,375	10,232,888	10,232,773	3.92
Total Building & Real Estate		20,438,065	20,505,906	7.85
Chemicals
Arclin US Holdings Inc., 2nd Lien Term Loan*(4) L+ 6.00%, 1.75% L Floor, 1/15/2015	2,578,349	2,569,084	2,578,349	0.99
Galata Chemicals, LLC, Term Loan* L+ 8.00%, 1.00% L Floor, 2/28/2019	9,250,000	9,083,964	9,083,541	3.47
Total Chemicals		11,653,048	11,661,890	4.46
Communications
Aspect Software, Inc., Tranche B Term Loan* L+ 5.50%, 1.75% L Floor, 5/7/2016	5,461,226	5,445,679	5,445,880	2.08
HC Cable OpCo, LLC, Term Loan* L+ 8.50%, 1.00% L Floor, 7/17/2018	10,900,532	10,755,843	11,087,879	4.25
Sirva Worldwide, Loan* L+ 6.25%, 1.25% L Floor, 3/27/2019	4,925,000	4,851,529	4,998,875	1.91
Total Communications		21,053,051	21,532,634	8.24
Consumer Finance Services
PlanMember Financial Corporation, Term Loan*(4) L+ 8.50%, 1.50% L Floor, 2/14/2018	1,426,295	1,400,924	1,426,295	0.55
Project Sunshine IV Pty Ltd (Sensis), New Term Loans*(4) L+ 7.00%, 1.00% L Floor, 9/23/2019	10,385,631	10,282,456	10,359,667	3.96
Total Consumer Finance Services		11,683,380	11,785,962	4.51
Electrical Equipment
AbelConn, LLC (SIE Computing), Term Loan A* L+ 8.50%, 1.00% L Floor, 7/17/2019	10,500,000	10,298,740	10,290,000	3.94
AbelConn, LLC (SIE Computing), Term Loan B L+ 2.50%, 1.00% L Floor, 7/17/2019	2,826,550	2,772,372	2,770,019	1.06
AbelConn, LLC (SIE Computing), Revolver L+ 2.50%, 1.00% L Floor, 7/17/2019	345,205	338,301	338,301	0.13
Total Electrical Equipment		13,409,413	13,398,320	5.13
Food Stores – Retail
Specialty Bakers LLC, Term Loan* L+ 7.25%, 1.00% L Floor, 8/7/2019	9,486,220	9,289,965	9,289,854	3.55
Sqwincher Corporation (The), Term Loan* L+ 10.00%, 1.50% L Floor, 8/3/2016	6,473,900	6,429,234	6,473,900	2.48
Total Food Stores – Retail		15,719,199	15,763,754	6.03

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Health Services
Forest Park Medical Center at Fort Worth, LLC, Term Loan L+ 12.00%, 7/16/2019	9,590,539	$9,590,539	$9,590,539	3.67%
Forest Park Medical Center at San Antonio, LLC, Term Loan L+ 12.00%, 7/16/2019	11,409,461	11,409,461	11,409,461	4.36
SCG Capital Corporation (Radiation Therapy), Term Note L+ 12.00%, 5/1/2017	6,754,541	6,754,541	6,754,541	2.58
Virtual Radiologic Corporation, Term Loan B* L+ 5.50%, 1.75% L Floor, 12/22/2016	4,837,500	4,818,183	3,567,656	1.37
Walnut Hill Physicians’ Hospital, LLC, Acquistion Loan 12.50%, 9/27/2018	1,528,977	1,528,977	1,528,977	0.59
Walnut Hill Physicians’ Hospital, LLC, Term Loan 12.50%, 4/1/2019	7,784,791	7,784,791	7,784,791	2.98
Total Health Services		41,886,492	40,635,965	15.55
Insurance Agents
Affirmative Insurance Holdings, Inc., Term Loan* L+ 7.25%, 1.25% L Floor, 3/30/2016	6,005,568	5,821,145	5,855,429	2.24
Worley Claims Services, LLC, Term Loan* L+ 11.00%, 1.50% L Floor, 7/6/2017	5,974,011	5,907,989	6,093,491	2.33
Total Insurance Agents		11,729,134	11,948,920	4.57
Oil & Gas
Gasco Production Company, Term Loan* L+ 8.50%, 1.00% L Floor, 8/18/2017	9,985,495	9,745,661	9,745,521	3.73
Total Oil & Gas		9,745,661	9,745,521	3.73
Miscellaneous Manufacturing
Anchor Hocking, LLC (EveryWare Global), Initial Term Loan*(5) L+ 6.50% Cash, 1.75% PIK, 1.25% L Floor, 5/21/2020	6,933,026	6,857,472	5,295,099	2.03
AP Gaming I, LLC, Term B Loan* L+ 8.25%, 1.00% L Floor, 12/20/2020	4,962,500	4,830,322	4,987,313	1.91
CR Brands, Inc., Term Loan* L+ 7.25%, 1.00% L Floor, 3/31/2019	10,500,000	10,311,161	10,311,749	3.94
Frontier Spinning Mills, Inc., Term Loan* L+ 6.50%, 1.00% L Floor, 12/19/2018	4,873,418	4,851,266	4,849,051	1.86
Kranos Acquisition Corp., Term Loan* L+ 11.00%, 1.00% L Floor, 6/15/2017	10,500,000	10,441,645	10,410,709	3.98
Nursery Supplies, Inc., Term Loan* L+ 7.50%, 1.00% L Floor, 6/13/2018	10,937,812	10,897,350	11,014,527	4.22
Ranpak Corp., Second Lien Term Loan* L+ 7.25%, 1.25% L Floor, 4/23/2020	1,000,000	992,097	1,008,330	0.39
Valterra Products Holdings, LLC, Term Loan* L+ 9.00%, 1.00% L Floor, 5/31/2018	8,517,994	8,393,163	8,660,220	3.31
Total Miscellaneous Manufacturing		57,574,476	56,536,998	21.64

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Miscellaneous Retail
Confluence Outdoor, LLC, Term Loan* L+ 7.00%, 1.00% L Floor, 4/18/2019	6,656,997	$6,551,090	$6,551,026	2.51%
PD Products, LLC, Term Loan* L+ 10.50%, 1.50% L Floor, 10/4/2018	10,234,516	10,070,233	10,234,516	3.92
PD Products, LLC, Revolver L+ 10.50%, 1.50% L Floor, 10/4/2018	606,998	606,998	606,998	0.23
PSP Group, LLC, Term Loan* L+ 4.75%, 1.50% L Floor, 9/13/2016	4,372,706	4,350,244	4,285,252	1.64
Total Miscellaneous Retail		21,578,565	21,677,792	8.30
Miscellaneous Services
Academi Holdings LLC, Second Lien Term Loan* L+ 10.00%, 1.00% L Floor, 7/25/2020	10,000,000	9,806,293	9,800,000	3.75
Attachmate Corporation, Second Lien Term Loan* L+ 9.50%, 1.50% L Floor, 11/22/2018	10,365,221	10,332,368	10,499,969	4.02
Dorsey School of Business Holdings, Inc., Term Loan* L+ 8.00%, 1.50% L Floor, 6/28/2018	4,625,000	4,625,000	4,625,000	1.77
Global Traffic Technologies, LLC, Term Loan A* L+ 5.25%, 1.25% L Floor, 6/30/2015	2,192,819	2,167,787	2,192,819	0.84
Global Traffic Technologies, LLC, Term Loan B* L+ 5.25%, 1.25% L Floor, 6/30/2015	3,560,206	3,545,780	3,560,206	1.36
Midwest Technical Institute, Inc., Term Loan A* L+ 8.00%, 1.50% L Floor, 10/4/2017	7,509,924	7,509,924	7,509,924	2.87
NAP Asset Holdings Ltd., Canadian Term Loan* L+ 7.00%, 1.00% L Floor, 3/22/2018	2,518,648	2,500,955	2,518,648	0.96
NAP Asset Holdings Ltd., Term Loan* L+ 7.00%, 1.00% L Floor, 3/22/2018	5,636,974	5,597,374	5,636,974	2.16
SC Academy Holdings, Inc., Term Loan(3) 0.00%, 7/16/2016	7,760,599	5,587,631	4,066,554	1.56
Speed Commerce, Inc., Term Loan B* L+ 8.15%, 1.00% L Floor, 7/9/2019	10,500,000	10,312,182	10,312,074	3.95
Sprint Industrial Holdings, LLC, Term Loan (First Lien)* L+ 5.75%, 1.25% L Floor, 5/14/2019	7,385,492	7,336,700	7,367,028	2.82
Tecta America Corp., Term Loan* L+ 4.00%, 1.00% L Floor, 7/1/2018	4,060,030	3,880,827	3,857,028	1.48
Tecta America Corp., Revolver L+ 4.00%, 7/1/2018	148,688	147,080	141,253	0.05
Total Miscellaneous Services		73,349,901	72,087,477	27.59
Printing & Publishing
Penn Foster, Inc., Term Loan Base Rate+ 5.00%**, 3/31/2015	978,242	978,242	978,242	0.37
Total Printing & Publishing		978,242	978,242	0.37
Restaurants
Rita’s Water Ice Franchise Company, LLC, Term Loan B* L+ 12.50%, 1.50% L Floor, 11/30/2016	4,687,500	4,687,500	4,687,500	1.79
Ted’s Cafe Escondido Holdings, Inc., Term Loan A* L+ 8.00%, 1.50% L Floor, 12/31/2018	6,912,500	6,912,500	6,912,500	2.65
Total Restaurants		11,600,000	11,600,000	4.44

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Specialty Services
Vistronix, LLC, Term Loan* L+ 7.50%, 1.00% L Floor, 12/4/2018	10,106,250	$10,020,959	$10,020,903	3.83%
Vistronix, LLC, Revolver L+ 7.50%, 1.00% L Floor, 12/4/2018	201,250	201,250	199,550	0.08
Total Specialty Services		10,222,209	10,220,453	3.91
Transportation Services
EZE Trucking, LLC, Term Loan*(5) L+ 10.75% Cash, 1.00% PIK, 0.25% L Floor, 7/31/2018	10,472,251	10,182,648	10,472,247	4.01
Fleetgistics Holdings, Inc., Term Loan* L+ 5.88%, 2.00% L Floor, 3/23/2015	1,318,617	1,318,984	1,186,755	0.45
MXD Group, Inc. (fka Exel Direct Inc.), Term Loan* L+ 11.00%, 1.00% L Floor, 5/31/2018	13,387,500	13,188,821	13,387,500	5.12
Ozburn-Hessey Holding Company LLC, Term Loan B* L+ 5.50%, 1.25% L Floor, 5/23/2019	6,418,750	6,369,099	6,390,082	2.45
Raymond Express International, LLC, Term Loan* L+ 7.75%, 1.75% L Floor, 2/28/2018	3,950,406	3,922,815	4,009,662	1.53
Total Transportation Services		34,982,367	35,446,246	13.56
Total Debt Investments		$405,188,583	$403,259,936	154.33%
Financial Assets
Consumer Finance Services
GLC Trust 2013-2 Consumer Loan Portfolio(1)(4)(6)	41,228,257	$41,228,257	$40,711,244	15.58%
Total Consumer Finance Services		41,228,257	40,711,244	15.58
Total Financial Assets		$41,228,257	$40,711,244	15.58%
Total Non-Control/Non-Affiliate Investments		$448,351,723	$449,134,107	171.89%
Unfunded Obligations
Communications
HC Cable OpCo, LLC, Revolver 0.50%, 7/17/2018	489,362	$(6,496)	$8,411	—
Total Communications		(6,496)	8,411	—
Electrical Equipment
AbelConn, LLC (SIE Computing), Revolver(2) 0.50%, 7/17/2019	2,531,507	$(48,235)	(50,630)	(0.02)
Total Electrical Equipment		$(48,235)	(50,630)	(0.02)
Miscellaneous Manufacturing
Valterra Products Holdings, LLC, Revolver 0.50%, 5/31/2018	1,588,437	(23,279)	26,522	0.01
Total Miscellaneous Manufacturing		(23,279)	26,522	0.01
Miscellaneous Retail
Confluence Outdoor, LLC, Delayed Draw Term Loan(2) 2.00%, 4/18/2019	3,328,498	(52,953)	(52,985)	(0.02)
PD Products, LLC, Revolver 0.50%, 10/4/2018	1,033,627	(26,307)	—	—
Total Miscellaneous Retail		(79,260)	(52,985)	(0.02)

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Unfunded Obligations (continued)
Miscellaneous Services
Dorsey School of Business Holdings, Inc., Revolver 0.50%, 6/28/2018	1,000,000	$—	$—	—%
Global Traffic Technologies, LLC, Revolver 0.50%, 6/30/2015	1,458,439	(5,910)	—	—
Midwest Technical Institute, Inc., Revolver 0.50%, 10/4/2017	1,664,249	—	—	—
Speed Commerce, Inc., Delayed Draw Term Loan(2) 2.00%, 7/9/2019	7,875,000	(112,691)	(112,756)	(0.04)
Tecta America Corp., Revolver(2) 0.50%, 7/1/2018	6,120,300	(275,779)	(306,015)	(0.12)
Total Miscellaneous Services		(394,380)	(418,771)	(0.16)
Restaurants
Ted’s Cafe Escondido Holdings, Inc., Revolver 0.50%, 12/31/2018	500,000	—	—	—
Ted’s Cafe Escondido Holdings, Inc., Delayed Draw Term Loan B 0.50%, 12/31/2018	1,000,000	—	—	—
Total Restaurants		—	—	—
Specialty Services
Vistronix, LLC, Revolver(2) 0.50%, 12/4/2018	673,750	(7,340)	(5,690)	—
Total Specialty Services		(7,340)	(5,690)	—
Transportation Services
EZE Trucking, LLC, CapEx A Loan 0.60%, 7/31/2018	1,400,000	(26,815)	—	—
Raymond Express International, LLC, Revolver 0.50%, 2/28/2018	537,752	(3,756)	8,066	—
Total Transportation Services		(30,571)	8,066	—
Total Unfunded Obligations		$(589,561)	$(485,077)	(0.19)%
Total Investments – United States		$447,762,162	$448,649,030	171.70%

*	Denotes that all or a portion of the loan secures the loans under the CLO (see Note 7).
**	All references to an alternate base rate are based on the Prime Rate.
L	London Interbank Offered Rate.
(1)	GLC Trust 2013-2 includes 3,922 small balance consumer loans with an average par of $10,512, a weighted average adjusted rate of 15.6% and a weighted average maturity of 1/26/2018. See Note 4 for additional information.
(2)	The negative fair value is the result of the unfunded commitment being valued below par. These amounts may or may not be funded to the borrowing party now or in the future.
(3)	Investment is currently in default, not income producing and placed on non-accrual status.
(4)	Not a qualifying asset under Section 55(a) of the Investment Company Act. Under the Investment Company Act, the Company may not acquire any non-qualifying asset unless, at the time the acquisition is made, qualifying assets represent at least 70% of the Company’s total assets.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

September 30, 2014 (unaudited)

(5)	Coupon is payable in cash and/or payment-in-kind (PIK).
(6)	See exhibit 99.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2014 for detail on underlying loans.

All debt investments were income-producing as of September 30, 2014 except as noted above. Common equity and preferred equity investments are non-income-producing unless otherwise noted.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments

December 31, 2013

Security Description	Par/Shares	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments
Investments – United States
Common Equity
Health Services
Juniper TGX Investment Partners, LLC, Common	670,624	$670,623	$670,623	0.26%
Total Health Services		670,623	670,623	0.26
Miscellaneous Manufacturing
Valterra Products Holdings, LLC, Common Class A	185,847	185,847	253,796	0.10
Valterra Products Holdings, LLC, Common Class B	20,650	20,650	28,200	0.01
Total Miscellaneous Manufacturing		206,497	281,996	0.11
Miscellaneous Retail
Provo Craft Holdings, LLC, Common	101	—	77	—
Total Miscellaneous Retail		—	77	—
Transportation Services
EZE Trucking, LLC, Common	2,678	267,801	—	—
Total Transportation Services		267,801	—	—
Total Common Equity		$1,144,921	$952,696	0.37%
Preferred Equity
Consumer Finance Services
Prosper Marketplace, Series B Preferred Stock	1,000,000	$1,000,000	$1,000,000	0.39%
Total Consumer Finance Services		1,000,000	1,000,000	0.39
Total Preferred Equity		$1,000,000	$1,000,000	0.39%
Debt Investments
Apparel Products
Joe’s Jeans Inc., Term Loan* L+ 10.75%, 1.25% L Floor, 9/30/2018	10,500,000	$10,300,696	$10,300,581	4.05%
Totes Isotoner Corporation, Delayed Draw Term Loan* L+ 5.75%, 1.50% L Floor, 7/7/2017	400,403	400,403	401,155	0.16
Totes Isotoner Corporation, Initial Term Loan (First Lien)* L+ 5.75%, 1.50% L Floor, 7/7/2017	4,817,673	4,770,707	4,826,731	1.90
Total Apparel Products		15,471,806	15,528,467	6.11
Automotive
BBB Industries LLC, Term Loan* L+ 4.25%, 1.25% L Floor, 3/27/2019	4,908,750	4,865,936	4,908,750	1.93
CTC Casting Technologies, Inc. (Compass), Term Loan* L+ 8.00%, 1.00% L Floor, 11/27/2016	7,631,064	7,574,576	7,574,523	2.98
Penda Corporation, Term Loan L+ 14.00%, 1/26/2019	7,213,936	7,081,475	7,080,998	2.79
Total Automotive		19,521,987	19,564,271	7.70
Broadcasting & Entertainment
KXLA TV 44, Inc., Term Loan* L+ 9.50%, 2.00% L Floor, 3/31/2016	8,308,905	8,370,788	8,308,905	3.27
Sesac Holdco II, LLC, Term Loan (First Lien)* L+ 4.00%, 1.00% L Floor, 2/7/2019	990,000	981,582	993,713	0.39
Sesac Holdco II, LLC, Term Loan (Second Lien)* L+ 8.75%, 1.25% L Floor, 7/12/2019	5,250,000	5,387,088	5,355,000	2.11
Total Broadcasting & Entertainment		14,739,458	14,657,618	5.77

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Chemicals
Arclin US Holdings Inc., Second Lien Term Loan* L+ 6.00%, 1.75% L Floor, 1/15/2015	2,598,597	$2,565,212	$2,598,597	1.02%
Total Chemicals		2,565,212	2,598,597	1.02
Communications
Aspect Software, Inc., Tranche B Term Loan* L+ 5.25%, 1.75% L Floor, 5/7/2016	7,732,307	7,711,983	7,746,844	3.05
ConvergeOne Holdings Corp, Term Loan* L+ 8.00%, 1.25% L Floor, 5/8/2019	11,248,571	11,098,514	11,103,240	4.37
HC Cable OpCo, LLC, Term Loan L+ 8.50%, 1.00% L Floor, 7/17/2018	10,983,112	10,808,591	10,808,486	4.26
Northland Cable Television, Inc., Term Loan* L+ 6.00%, 1.75% L Floor, 12/30/2016	2,821,848	2,735,409	2,821,848	1.11
Sirva Worldwide, Loan* L+ 6.25%, 1.25% L Floor, 3/27/2019	4,962,500	4,876,131	5,061,750	1.99
U.S. Telepacific Corp., Term Loan* L+ 4.50%, 1.25% L Floor, 2/23/2017	2,926,005	2,923,286	2,927,468	1.15
Total Communications		40,153,914	40,469,636	15.93
Consumer Finance Services
PlanMember Financial Corporation, Term Loan* L+ 8.50%, 1.50% L Floor, 2/14/2018	1,477,500	1,445,451	1,477,500	0.58
Total Consumer Finance Services		1,445,451	1,477,500	0.58
Electrical Equipment
Roberts-Gordon LLC, Term Loan* L+ 10.00%, 2.00% L Floor, 4/20/2016	9,440,983	9,419,121	9,469,436	3.73
Syncsort Incorporated, Term Loan* Base Rate+ 4.25%**, 3/31/2015	3,128,670	3,109,864	3,128,670	1.23
Total Electrical Equipment		12,528,985	12,598,106	4.96
Food Stores – Retail
Apple & Eve, LLC, Term Loan* L+ 12.50%, 1.25% L Floor, 12/11/2017	8,775,541	8,706,337	8,858,488	3.49
Sagittarius Restaurants LLC (Del Taco), Initial Term Loan* L+ 5.00%, 1.25% L Floor, 10/1/2018	4,642,857	4,602,863	4,642,857	1.83
Sailormen Inc. (Interfoods of America), Term Loan L+ 4.00%, 2.25% L Floor, 6/30/2017	4,212,681	3,438,365	3,412,271	1.34
Sqwincher Corporation (The), Term Loan* L+ 10.00%, 1.50% L Floor, 8/3/2016	6,773,900	6,708,178	6,813,801	2.68
Total Food Stores – Retail		23,455,743	23,727,417	9.34
Health Services
Ellman International, Inc., Term Loan L+ 7.50%, 1.50% L Floor, 2/28/2014	3,256,914	3,244,920	3,244,714	1.27
Ellman International, Inc., Revolver Base Rate + 6.50%**, 2/28/2014	794,219	810,730	810,608	0.32
eResearchTechnology, Inc., Term Loan* L+ 4.75%, 1.25% L Floor, 5/2/2018	6,435,000	6,407,882	6,443,044	2.54

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Virtual Radiologic Corporation, Term Loan B* L+ 5.50%, 1.75% L Floor, 12/22/2016	4,875,000	$4,848,997	$2,754,375	1.08%
SCG Capital Corporation (Radiation Therapy), Term Loan L+ 12.00%, 3/1/2017	3,227,737	3,227,737	3,227,737	1.27
Theragenics Corporation, Term Loan* L+ 10.25%, 1.25% L Floor, 10/29/2018	9,938,040	9,735,411	9,746,137	3.84
Walnut Hill Physicians’ Hospital, Construction Loan 12.50%, 3/31/2014	9,798,642	9,798,642	9,798,642	3.86
Total Health Services		38,074,319	36,025,257	14.18
Hotels and Motels
Buffalo Thunder Inc., Term Loan* L+ 3.00%, 1/1/2014	280,105	280,105	280,105	0.11
Total Hotels and Motels		280,105	280,105	0.11
Insurance Agents
Affirmative Insurance Holdings, Inc., Term Loan* L+ 7.25%, 1.25% L Floor, 3/30/2016	7,041,537	6,717,183	6,689,460	2.63
Worley Claims Services, LLC, Term Loan* L+ 11.00%, 1.50% L Floor, 7/6/2017	6,506,431	6,415,070	6,669,923	2.63
Total Insurance Agents		13,132,253	13,359,383	5.26
Machinery
Paladin Brands Holding, Inc. (IES), Initial Loan L+ 5.50%, 1.25% L Floor, 8/16/2019	797,000	797,000	790,026	0.31
Total Machinery		797,000	790,026	0.31
Metal Mining
Metal Services LLC (Phoenix), New Term Loans* L+ 5.00%, 1.00% L Floor, 6/30/2017	3,477,728	3,477,728	3,500,333	1.38
Total Metal Mining		3,477,728	3,500,333	1.38
Miscellaneous Manufacturing
Arctic Glacier USA, Inc., Term Loan (First Lien)* L+ 4.75%, 1.25% L Floor, 5/10/2019	4,701,375	4,680,410	4,713,128	1.85
Alpha Packaging Holdings, Inc., Tranche B Term Loan* L+ 4.50%, 1.25% L Floor, 9/17/2016	3,144,375	3,099,606	3,081,488	1.21
Anchor Hocking, LLC (EveryWare Global), Term Loan L+ 6.25%, 1.25% L Floor, 5/21/2020	6,965,000	6,902,191	7,069,475	2.78
AP Gaming Holdings, LLC, Term Loan B* L+ 8.25%, 1.00% L Floor, 12/20/2020	5,000,000	4,850,821	4,875,000	1.92
Axia Acquisition Corporation, Term Loan A L+ 9.00%, 2.00% L Floor, 3/12/2016	903,851	852,578	903,851	0.36
Expera Specialty Solutions, LLC, Term Loan* L+ 6.25%, 1.25% L Floor, 12/26/2018	6,965,000	6,839,118	7,034,650	2.77
Kranos Acquisition Corp., Term Loan* L+ 11.00%, 1.00% L Floor, 6/15/2017	10,000,000	9,930,942	10,145,479	3.99

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Nursery Supplies, Inc., Term Loan* L+ 7.50%, 1.00% L Floor, 6/13/2018	11,356,250	$11,305,750	$11,520,838	4.53%
Ranpak Corp., Second Lien Term Loan* L+ 7.25%, 1.25% L Floor, 4/23/2020	1,000,000	991,035	1,025,000	0.40
Valterra Products Holdings, LLC, Term Loan* L+ 9.00%, 1.00% L Floor, 5/31/2018	8,681,802	8,528,610	8,891,639	3.50
Total Miscellaneous Manufacturing		57,981,061	59,260,548	23.31
Miscellaneous Retail
PD Products, LLC, Term Loan* L+ 10.50%, 1.50% L Floor, 10/4/2018	10,500,000	10,300,235	10,300,120	4.05
PD Products, LLC, Revolver* L+ 10.50%, 1.50% L Floor, 10/4/2018	278,906	274,926	274,909	0.11
PSP Group, LLC, Term Loan* L+ 4.75%, 1.50% L Floor, 9/13/2016	4,410,206	4,378,877	4,388,155	1.73
Total Miscellaneous Retail		14,954,038	14,963,184	5.89
Miscellaneous Services
Attachmate Corporation, Second Lien Term Loan* L+ 9.50%, 1.50% L Floor, 11/22/2018	9,865,221	9,823,489	9,618,590	3.79
Global Traffic Technologies, LLC, Term Loan A* L+ 5.25%, 1.25% L Floor, 6/30/2015	2,962,584	2,933,395	2,962,584	1.17
Global Traffic Technologies, LLC, Term Loan B* L+ 5.25%, 1.25% L Floor, 6/30/2015	3,560,206	3,544,534	3,560,206	1.40
NAP Asset Holdings Ltd., Canadian Term Loan* L+ 7.00%, 1.00% L Floor, 3/22/2018	2,888,094	2,863,437	2,888,094	1.14
NAP Asset Holdings Ltd., Term Loan* L+ 7.00%, 1.00% L Floor, 3/22/2018	6,463,830	6,408,645	6,463,830	2.54
Sprint Industrial Holdings, LLC, Term Loan (First Lien)* L+ 5.75%, 1.25% L Floor, 5/14/2019	5,970,000	5,916,719	6,014,775	2.37
Vision Solutions, Inc., Term Loan (First Lien)* L+ 4.50%, 1.50% L Floor, 7/23/2016	7,181,084	7,138,126	7,181,084	2.82
Total Miscellaneous Services		38,628,345	38,689,163	15.23
National Security
Scitor Corporation, Term Loan* L+ 3.50%, 1.50% L Floor, 2/15/2017	6,639,773	6,631,840	6,531,876	2.57
Sirius Computer Solutions (SCS Holdings I Inc.), Term Loan* L+ 5.75%, 1.25% L Floor, 12/7/2018	3,238,462	3,211,926	3,268,717	1.29
Total National Security		9,843,766	9,800,593	3.86
Oil & Gas
Varel International Energy Funding Corp., Term Loan* L+ 7.75%, 1.50% L Floor, 7/17/2017	7,760,000	7,638,232	7,876,400	3.10
Total Oil & Gas		7,638,232	7,876,400	3.10
Printing & Publishing
Penn Foster, Inc., Term Loan* Base Rate+ 5.00%**, 3/31/2015	1,111,639	1,111,639	978,242	0.39
Playboy Enterprises, Inc., Term Loan* L+ 6.00%, 1.25% L Floor, 3/6/2017	6,050,741	6,029,173	5,929,727	2.33
Total Printing & Publishing		7,140,812	6,907,969	2.72

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments (continued)
Restaurants
BMP/Pennant Holdings, LLC, Term Loan A* L+ 4.00% Cash, L+ 3.00% PIK, 6/27/2014	2,741,812	$2,666,385	$2,604,722	1.03%
BMP/Pennant Holdings, LLC, Term Loan B L+ 6.00% Cash, L+ 5.00% PIK, 6/27/2014	614,445	598,423	460,834	0.18
Total Restaurants		3,264,808	3,065,556	1.21
Specialty Services
Vistronix, LLC, Term Loan* L+ 7.50%, 1.00% L Floor, 12/4/2018	10,446,364	10,342,421	10,342,363	4.07
SI Organization, Inc. (The), New Tranche B Term Loan* L+ 4.25%, 1.25% L Floor, 11/22/2016	4,847,243	4,813,693	4,750,297	1.86
Total Specialty Services		15,156,114	15,092,660	5.93
Textile Products
Universal Fiber Systems, LLC, Term Loan* L+ 5.75%, 1.75% L Floor, 6/26/2015	3,875,000	3,862,146	3,875,000	1.53
Total Textile Products		3,862,146	3,875,000	1.53
Transportation Services
EZE Trucking, LLC, Term Loan* L+ 9.75%, 7/31/2018	10,425,000	10,186,355	10,186,213	4.02
Fleetgistics Holdings, Inc., Term Loan* L+ 5.88%, 2.00% L Floor, 3/23/2015	1,640,359	1,641,545	1,600,990	0.63
MXD Group, Inc. (fka Exel Direct Inc.), Term Loan* L+ 11.00%, 1.00% L Floor, 5/31/2018	13,912,500	13,664,020	13,666,860	5.38
Ozburn-Hessey Holding Company LLC, Term Loan B* L+ 5.50%, 1.25% L Floor, 5/23/2019	6,467,500	6,409,408	6,483,103	2.55
Raymond Express International, LLC, Term Loan* L+ 7.75%, 1.75% L Floor, 2/28/2018	4,463,343	4,425,340	4,530,293	1.78
Stafford Logistics, Inc., Term Loan* L+ 5.50%, 1.25% L Floor, 6/26/2019	3,833,799	3,797,026	3,833,799	1.51
State Class Tankers II LLC, Term Loan L+ 5.50%, 1.25% L Floor, 6/20/2020	5,000,000	5,001,911	5,075,000	2.00
Total Transportation Services		45,125,605	45,376,258	17.87
Wholesale Durable Goods
Howard Berger Co. LLC, Term A Loan* L+ 5.75%, 1.25% L Floor, 8/3/2017	1,875,961	1,855,793	1,782,163	0.70
Total Wholesale Durable Goods		1,855,793	1,782,163	0.70
Total Debt Investments		$391,094,681	$391,226,210	154.00%
Financial Assets
Consumer Finance Services
GLC Trust 2013-2 Consumer Loan Pool(1)	16,698,585	$16,698,585	$16,888,126	6.65%
Total Consumer Finance Services		16,698,585	16,888,126	6.65
Total Financial Assets		$16,698,585	$16,888,126	6.65%
Total Non-Control/Non-Affiliate Investments		$409,938,187	$410,107,032	161.41%

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par/Shares	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Unfunded Obligations
Communications
HC Cable OpCo, LLC, Revolver(2) 0.50%, 7/17/2018	489,362	$(7,776)	$(7,781)	—%
Total Communications		(7,776)	(7,781)	—
Health Services
Ellman International, Inc., Revolver(2) 0.50%, 2/28/2014	1,191,328	(23,823)	(23,827)	(0.01)
Total Health Services		(23,823)	(23,827)	(0.01)
Miscellaneous Manufacturing
CTC Casting Technologies, Inc. (Compass), Delayed Draw Term Loan*(2) 0.00%, 11/27/2016	265,049	(1,962)	(1,964)	—
Valterra Products Holdings, LLC, Revolver(2) 0.50%, 5/31/2018	1,588,437	(28,028)	38,392	0.01
Total Miscellaneous Manufacturing		(29,990)	36,428	0.01
Miscellaneous Retail
PD Products, LLC, Revolver(2) 0.50%, 10/4/2018	1,361,719	(27,233)	(27,234)	(0.01)
Total Miscellaneous Retail		(27,233)	(27,234)	(0.01)
Miscellaneous Services
Global Traffic Technologies, LLC, Revolver(2) 0.50%, 6/30/2015	1,458,439	(6,420)	—	—
Total Miscellaneous Services		(6,420)	—	—
Specialty Services
Vistronix, LLC, Revolver*(2) 0.50%, 12/4/2018	870,530	(8,662)	(8,667)	—
Total Specialty Services		(8,662)	(8,667)	—
Transportation Services
EZE Trucking, LLC, CapEx A Loan(2) 0.60%, 7/31/2018	1,400,000	(32,048)	(32,067)	(0.01)
Raymond Express International, LLC, Revolver(2) 0.50%, 2/28/2018	537,752	(4,579)	8,066	—
Total Transportation Services		(36,627)	(24,001)	(0.01)
Total Unfunded Obligations		$(140,531)	$(55,082)	(0.02)%
Common Equity
Oil & Gas
Anchor Drilling Fluids USA, Inc., Common	959	$2,038,456	$2,137,779	0.84%
Total Oil & Gas		2,038,456	2,137,779	0.84
Total Common Equity		$2,038,456	$2,137,779	0.84%
Preferred Equity
Oil & Gas
Anchor Drilling Fluids USA, Inc., Preferred, 10.00% PIK	1,723	$2,721,574	$4,453,182	1.75%
Total Oil & Gas		2,721,574	4,453,182	1.75
Total Preferred Equity		$2,721,574	$4,453,182	1.75%

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Schedule of Investments – (continued)

December 31, 2013

Security Description	Par/Shares	Cost	Fair Value	% of Net Assets
Non-Control/Non-Affiliate Investments (continued)
Investments – United States (continued)
Debt Investments
Oil & Gas
Anchor Drilling Fluids USA, Inc., Term Loan B L+ 9.25%, 2.00% L Floor, 3/5/2014	12,438,568	$12,430,765	$12,438,568	4.90%
Total Oil & Gas		12,430,765	12,438,568	4.90
Total Debt Investments		$12,430,765	$12,438,568	4.90%
Total Affiliate Investments		$17,190,795	$19,029,529	7.49%
Total Investments – United States		$426,988,451	$429,081,479	168.88%

*	Denotes that all or a portion of the loan secures the loans under the $350.0 million collateralized loan obligation completed on September 25, 2013 (the “CLO”).
**	Reference to an alternate base rate is commonly based on the Prime Rate.
(1)	GLC Trust 2013-2 includes 1,609 small balance consumer loans with an average par of $10,408, a weighted average adjusted rate of 16.8% and a weighted average maturity of 9/23/2017. As of December 31, 2013, the Company had an outstanding commitment to purchase an additional $524,000 of loans. See Note 4 for additional information.
(2)	The negative fair value is the result of the unfunded commitment being valued below par. These amounts may or may not be funded to the borrowing party now or in the future.

All debt and preferred equity investments were income-producing as of December 31, 2013. Common equity investments are non-income-producing unless otherwise noted.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Statements of Operations (unaudited)

For the three and nine months ended September 30, 2014 and September 30, 2013

	Three months ended September 30, 2014	Three months ended September 30, 2013	Nine months ended September 30, 2014	Nine months ended September 30, 2013
Investment income
Interest income
Non-Control/Non-Affiliate investments	$12,943,931	$9,337,744	$36,225,519	$22,422,333
Affiliate investments	—	—	462,080	—
Dividend Income	—	—
Non-Control/Non-Affiliate investments	—	—	—	—
Affiliate investments	—	—	385,765	—
Total investment income	12,943,931	9,337,744	37,073,364	22,422,333
Expenses
Interest	1,870,538	1,898,139	5,227,203	4,900,895
Loss on refinancing of GLC Trust 2013-2 revolver(1)	242,643	—	242,643	—
Loss on refinancing of senior secured notes(1)	—	426,714	—	426,714
Management fee	2,023,518	1,863,177	5,997,377	4,408,507
Incentive fee	1,270,008	—	7,065,897	—
Professional fees	254,742	355,522	915,305	963,893
Directors’ fees	95,554	100,000	282,805	268,680
Administrator expenses	164,654	217,743	568,289	587,766
Other expenses	625,150	425,304	1,509,578	816,079
Total expenses	6,546,807	5,286,599	21,809,097	12,372,534
Base management fee waived	—	(1,863,177)	—	(3,815,756)
Directors’ fees waived	—	—	—	(34,426)
Administrator expenses waived	—	—	—	(101,197)
Net expenses	6,546,807	3,423,422	21,809,097	8,421,155
Net investment income before excise taxes	6,397,124	5,914,322	15,264,267	14,001,178
Excise tax expense	(136,000)	—	(136,000)	—
Net investment income	6,261,124	5,914,322	15,128,267	14,001,178
Realized and unrealized gain/(loss) on investments
Net realized gain/(loss) from investments
Non-Control/Non-Affiliate investments	821,994	(5,689,915)	2,392,109	(11,041,153)
Affiliate investments	375,647		8,501,681
Net change in unrealized gain/(loss) from investments
Non-Control/Non-Affiliate investments	(2,377,915)	6,528,917	632,574	13,866,761
Affiliate investments	—		(1,838,734)
Net realized and unrealized gain/(loss) on investments	(1,180,274)	839,002	9,687,630	2,825,608
Net increase in net assets resulting from operations	$5,080,850	$6,753,324	$24,815,897	$16,826,786
Net investment income per common share	$0.37	$0.35	$0.90	$0.95
Net increase in net assets resulting from operations per common share	$0.30	$0.40	$1.48	$1.15
Basic weighted average common shares outstanding	16,758,779	16,758,779	16,758,779	14,672,034
Dividends and distributions declared per common share(2)	$0.35	$0.35	$1.05	$1.64

(1)	See Note 7.
(2)	Calculated using basic weighted average common shares outstanding.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Statements of Changes in Net Assets (unaudited)

For the nine months ended September 30, 2014 and September 30, 2013

	September 30, 2014	September 30, 2013
Increase in net assets from operations:
Net investment income	$15,128,267	$14,001,178
Net realized gain/(loss) from investments	10,893,790	(11,041,153)
Net change in unrealized appreciation/(depreciation) on investments	(1,206,160)	13,866,761
Net increase in net assets/members’ capital from operations:	24,815,897	16,826,786
Dividends and distributions to stockholders:
Return of capital – Distributions-in-kind(1)	—	(9,991,329)
Distributions to stockholders(2)	(17,596,718)	(14,131,146)
Total dividends and distributions to stockholders	(17,596,718)	(24,122,475)
Common share transactions(3)
Issuance of common stock, net of underwriting costs	—	87,463,519
Offering costs	—	(564,140)
Net increase in net assets/members’ capital from common share transactions:	—	86,899,379
Total increase in net assets	7,219,179	79,603,690
Net assets at beginning of period	254,080,598	173,669,492
Undistributed net investment income included in net assets	$(2,468,451)	$(5,972,272)
Net assets at end of period	$261,299,777	$253,273,182
Net asset value per common share	$15.59	$15.11
Common shares outstanding at end of period(3)	16,758,779	16,758,779

(1)	Distributions-in-kind were made to only those investors who held shares of the Company’s common stock prior to the IPO.
(2)	Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined in accordance with U.S. GAAP.
(3)	Adjusted for Reverse Stock Split. See Note 1 for further information on these transactions.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Consolidated Statements of Cash Flows (unaudited)

For the nine months ended September 30, 2014 and September 30, 2013

	September 30, 2014	September 30, 2013
Cash flows from operating activities
Net increase in net assets resulting from operations	$24,815,897	$16,826,786
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net accretion of discounts on investments	(1,420,638)	(1,120,020)
Net realized (gain)/loss from investments	(10,893,790)	11,041,153
Amortization of discount on senior secured notes payable	95,199	—
Loss on refinancing of GLC Trust 2013-2 revolving note	242,643	—
Loss on refinancing of senior secured notes	—	426,714
Amortization of deferred debt issuance costs	525,212	774,996
Net change in unrealized depreciation/(appreciation) on investments	1,206,160	(13,866,761)
Paid-in-kind interest	(533,151)	—
Purchases of investments	(325,007,250)	(344,138,532)
Paydowns of investments	225,714,640	100,032,951
Sales of investments	91,366,477	47,041,620
Changes in operating assets and liabilities:
Decrease in cash and cash equivalents, restricted	12,504,471	39,122,051
Decrease (Increase) in due from counterparties	4,953,557	(4,761)
(Increase) in accrued interest receivable	(1,418,059)	(783,394)
(Increase) in deferred offering costs	(314,018)	—
(Increase) in other assets	(282,290)	(673,305)
(Decrease) in due to counterparties	(2,743,797)	(5,452,446)
Increase in payables to affiliates	3,604,813	226,864
(Decrease) in interest payable on notes payable	(838,142)	(423,038)
(Decrease) in accrued expenses and other payables	(109,067)	(108,288)
Net cash provided by (used in) operating activities	21,468,867	(151,077,410)
Cash flows from financing activities
Capital contributions	—	87,463,519
Distributions paid to stockholders	(17,596,718)	(14,131,146)
Deferred offering costs	—	(564,140)
Payments for financing	(467,918)	(3,008,822)
Repayment of senior secured revolving note	(16,000,000)	—
Repayment of GLC Trust 2013-2 revolving note	(9,741,676)	—
Net proceeeds from GLC Trust 2013-2 notes	34,245,101	—
Proceeds from borrowing on term note	—	12,748,370
Proceeds from borrowing on revolving note	—	50,000,000
Net cash (used in) provided by financing activities	(9,561,211)	132,507,781
Net increase (decrease) in cash and cash equivalents	11,907,656	(18,569,629)
Cash and cash equivalents at beginning of period	13,664,583	21,680,791
Cash and cash equivalents at end of period	$25,572,239	$3,111,162
Supplemental disclosure of cash flow information
Cash paid for interest expense	$5,475,121	$4,549,104

Supplemental disclosure of non-cash information

On February 25, 2013, our board of directors approved a distribution-in-kind, or the Distribution-in-Kind, in the amount of $9,991,329 or $0.95 per share. Assets distributed were Next Generation Vending, LLC, Priority Revolving Loan in the amount of $2,000,000, Next Generation Vending, LLC, Revolver in the amount of $750,000, Next Generation Vending, LLC, Term Loan in the amount of $6,840,000 and $401,329 of accrued interest.

See accompanying notes to consolidated financial statements.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

1. Organization

Garrison Capital Inc. (“GARS” and, collectively with its subsidiaries, the “Company”, “we” or “our”) is a Delaware corporation and is an externally managed, closed-end, non-diversified management investment company. GARS has filed an election to be treated as a business development company (“BDC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, for tax purposes, GARS has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for the period beginning October 9, 2012 and intends to qualify annually thereafter.

Garrison Capital LLC, a Delaware limited liability company, commenced operations on December 17, 2010. On October 9, 2012, Garrison Capital LLC converted from a Delaware limited liability company to a Delaware corporation (the “Conversion”). In this Conversion, Garrison Capital Inc. succeeded to the business of Garrison Capital LLC and its subsidiaries, and the members of Garrison Capital LLC became stockholders of GARS. An aggregate of 10,707,221 shares of common stock, par value $0.001 per share, were issued to the members of GARS in this Conversion in accordance with their respective pro-rata membership interests in Garrison Capital LLC. As a result of a reverse stock split on February 25, 2013, which resulted in the conversion of one share of common stock into 0.9805106 shares of common stock (the “Reverse Stock Split”), all amounts related to shares/units, share/unit prices, earnings per share/per unit and distributions per share/unit have been retroactively restated for all periods presented. As a result, the 10,707,221 shares of common shares issued in the Conversion have been retroactively restated to 10,498,544.

GARS priced its initial public offering (“IPO”) on March 26, 2013, which closed on April 2, 2013, selling 6,133,334 shares, including 800,000 shares issued pursuant to the underwriters’ over-allotment option, at a public offering price of $15.00 per share. Concurrent with the closing of the IPO, the Company’s directors, officers, employees and an affiliate of Garrison Capital Advisers LLC, a Delaware limited liability company (the “Investment Adviser”), purchased an additional 126,901 shares through a private placement transaction (the “Concurrent Private Placement”) exempt from registration under the Securities Act of 1933, as amended, at a price of $15.00 per share. GARS’ shares trade on the NASDAQ Global Select Market, or NASDAQ, under the symbol “GARS”.

The Company invests or provides direct lending in (1) first lien senior secured loans, (2) second lien senior secured loans, (3) “one-stop” senior secured loans or “unitranche” loans, (4) subordinated or mezzanine loans, (5) unsecured consumer loans and (6) to a lesser extent, selected equity co-investments in middle-market companies. The term “one-stop” or “unitranche” refers to a loan that combines characteristics of traditional first lien senior secured loans and second lien or subordinated loans. The term “mezzanine” refers to a loan that ranks senior only to a borrower’s equity securities and ranks junior in right of payment to all of such borrower’s other indebtedness. The Company’s investment objective is to generate current income and capital appreciation by investing primarily in secured loans to middle-market companies and minority equity investments in middle-market companies. The Company intends to generate risk-adjusted net returns by assembling a broad portfolio of investments.

The Company’s business and affairs are managed and controlled by the Company’s board of directors (the “Board”), of which a majority of the members are independent of the Company, and the Investment Adviser and its affiliates.

On April 19, 2012, GARS formed Garrison Funding 2012-1 Manager LLC, a Delaware limited liability company (“GF 2012-1 Manager”). This entity is a wholly owned consolidated subsidiary of GARS created for the purpose of acquiring and holding an investment in Garrison Funding 2012-1 LLC, a Delaware limited liability company (“GF 2012-1”). On September 23, 2013, in anticipation of refinancing the credit facility of GF 2012-1, GF 2012-1 Manager effectuated a name change to Garrison Funding 2013-2 Manager LLC (“GF 2013-2 Manager”).

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

1. Organization  – (continued)

On April 19, 2012, GARS formed GF 2012-1 LLC for the purpose of acquiring or participating in U.S. dollar-denominated senior secured or second lien corporate loans and to acquire up to $150.0 million in financing.

On May 21, 2012, GF 2012-1 entered into a $150.0 million credit facility (the “Credit Facility”), consisting of $125.0 million of term loans (“Class A-T Loans”) and $25.0 million of revolving loans (“Class A-R Loans”), which was utilized to refinance the GF 2010-1 Notes (as defined in Note 7).

On May 17, 2013, GARS formed GLC Trust 2013-2, a Delaware statutory trust (“GLC Trust 2013-2”). This entity is a wholly owned subsidiary of GARS created for the purpose of investing in a portfolio of small balance consumer loans. GLC Trust 2013-2 is 100% owned by GARS. GLC Trust 2013-2 closed on a $10.0 million revolving facility with Capital One Bank, N.A. on December 6, 2013 (“GLC Trust 2013-2 Revolver”). The GLC Trust 2013-2 Revolver includes an accordion feature, such that GLC Trust 2013-2 was permitted to increase the total commitment up to $15.0 million under the terms of the loan agreement. GARS exercised this option on December 20, 2013.

On July 24, 2013, GARS formed Garrison Funding 2013-2 Ltd. (“GF 2013-2”), a Cayman Islands exempted company, for the purpose of refinancing the Credit Facility. On September 25, 2013 (the “Refinancing Date”), under Part XVI of the Cayman Islands Companies Law (2012 Revision), GF 2013-2 and GF 2012-1 merged with GF 2013-2 remaining as the surviving entity (the “Merger”). On the effective date of the Merger, all of the rights, the property, and the business, undertaking, goodwill, benefits, immunities and privileges of each individual company immediately vested in the surviving company.

On the Refinancing Date, GF 2013-2 completed a $350.0 million collateralized loan obligation (the “CLO”) through a private placement, the proceeds of which were utilized, along with cash on hand, to refinance the existing Credit Facility (see Note 7). Immediately following the completion of the CLO, GF 2013-2 Manager owned 100% of the Subordinated Notes (as defined below). GF 2013-2 Manager serves as collateral manager to GF 2013-2 and has entered into a sub-collateral management agreement with the Investment Adviser.

On July 11, 2014, GARS increased the GLC Trust 2013-2 Revolver total commitment by $15.0 million, for a total commitment of $30.0 million. On July 18, 2014, GARS completed a $39.2 million term debt securitization (“GLC Trust 2013-2 Notes”) collateralized by the GLC Trust 2013-2 consumer loan portfolio, to refinance the GLC Trust 2013-2 Revolver (see Note 7).

On August 15, 2013, Walnut Hill II LLC was formed for the purpose of holding a first lien equipment loan. Walnut Hill II LLC is 100% owned by GARS.

On July 7, 2014, Forest Park II LLC was formed for the purpose of holding first lien equipment loans. Forest Park II LLC is 100% owned by GARS.

GARS will periodically form limited liability companies for the purpose of holding minority equity investments (the “GARS Equity Holdings Entities”). GARS intends to form a new GARS Equity Holding Entity for each minority equity investment in order to provide specific tax treatment for individual investments. The GARS Equity Holdings Entities are 100% owned by GARS.

American Stock Transfer & Trust Company, LLC (“AST”) serves as the transfer and dividend paying agent and registrar.

GARS entered into a custody agreement, which was effective as of October 9, 2012 (the “Custody Agreement”), with Deutsche Bank Trust Company Americas (the “Custodian”) to act as custodian for GARS. Deutsche Bank Trust Company Americas is also the trustee of GF 2013-2.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

1. Organization  – (continued)

GARS entered into an administration agreement, which was effective as of October 9, 2012 (the “Administration Agreement”), with Garrison Capital Administrator LLC, a Delaware limited liability company (the “GARS Administrator”).

SEI Investments Global Fund Services, Inc. (the “Sub-Administrator”) was the Company’s sub-administrator through September 30, 2013. The Sub-Administrator performed certain accounting and administrative services for the Company and received a monthly fee from the Company equal to a percentage of the total net assets of the Company. The Sub-Administrator was also reimbursed by the Company for all reasonable out-of-pocket expenses.

GARS entered into an investment advisory agreement with the Investment Adviser, which was effective as of October 9, 2012 and subsequently amended and restated on May 6, 2014 (the “Investment Advisory Agreement”). The Investment Adviser is responsible for sourcing potential investments, conducting research and diligence on prospective investments and equity sponsors, analyzing investment opportunities, structuring our investments and monitoring our investments and portfolio companies on an ongoing basis subject to the supervision of the Board. The Investment Adviser was organized in November 2010 and is a registered Investment Adviser under the Investment Advisers Act of 1940, as amended. The Investment Adviser is an affiliate of Garrison Investment Group LP, which is also the investment manager of various stockholders of the Company.

GLC Trust 2013-2 has entered into agreements with Prosper Funding LLC, U.S. Bank National Association, Wilmington Trust, National Association and Manufacturers and Traders Trust Company to act as servicer, securities administrator, indenture trustee and custodian, respectively, for GLC Trust 2013-2.

2. Significant Accounting Policies and Recent Updates

Basis of Presentation

The accompanying interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial information. Accordingly, certain disclosures accompanying annual consolidated financial statements prepared in accordance with U.S. GAAP are omitted. The Company believes it has made all necessary adjustments so that the consolidated interim financial statements are presented fairly and that all such adjustments are of a normal recurring nature. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation. The accounts of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Certain reclassifications have been made for previous periods in order to conform to the current period’s presentation.

Basis for Consolidation

Under the investment company rules and regulations pursuant to the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, codified in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services —  Investment Companies, the Company is precluded from consolidating any entity other than another investment company.

The Company generally consolidates any investment company when it owns 100% of its partners’ or members’ capital or equity units. ASC 946 provides for the consolidation of a controlled operating company that provides substantially all of its services to the investment company or its consolidated subsidiaries.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

GF 2013-2 Manager owns a 100% interest in GF 2013-2, which is an investment company for accounting purposes, and also provides collateral management services solely to GF 2013-2. As such, GARS has consolidated the accounts of these entities into these consolidated financial statements. As a result of this consolidation, the amounts outstanding under the CLO are treated as the Company’s indebtedness.

The GARS Equity Holdings Entities, Walnut Hill II LLC, Forest Park II LLC and GLC Trust 2013-2 are 100% owned investment companies for accounting purposes. As such, GARS has consolidated the accounts of these entities into these consolidated financial statements. As a result of this consolidation, the amounts outstanding under the GLC Trust 2013-2 Notes are treated as the Company’s indebtedness.

Investment Classification

As required by the 1940 Act, investments are classified by level of control. “Control Investments” are investments in those companies that the Company is deemed to control as defined in the 1940 Act. “Affiliate Investments” are investments in those companies that are affiliated companies, as defined in the 1940 Act, other than Control Investments. “Non-Control/Non-Affiliate Investments” are those that are neither Control Investments nor Affiliate Investments.

Generally, under the 1940 Act, the Company is deemed to control a company in which it has invested if it owns more than 25% of the voting securities of such company. The Company is deemed to be an affiliate of a company in which it has invested if it owns 5% or more of the voting securities of such company.

As of September 30, 2014, $448,649,030 of the Company’s investments were Non-Control/Non-Affiliate investments and $0 were Affiliate investments, and as of December 31, 2013, $410,051,950 of the Company’s investments were Non-Control/Non-Affiliate investments and $19,029,529 were Affiliate investments.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures in the consolidated financial statements, including the estimated fair values of investments and the amount of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company defines cash equivalents as highly liquid financial instruments with original maturities of three months or less including those held in overnight sweep bank deposit accounts. At September 30, 2014 and December 31, 2013, cash held in designated bank accounts with its custodian was $20,822,527 and $11,277,605, respectively. At September 30, 2014 and December 31, 2013, cash held in designated bank accounts with other major financial institutions was $4,749,712 and $2,386,978, respectively. At times, these balances may exceed federally insured limits and this potentially subjects the Company to a concentration of credit risk. The Company believes it is not exposed to any significant credit risk associated with its cash custodian. At September 30, 2014 and December 31, 2013, there were no cash equivalents.

Cash and Cash Equivalents, Restricted

Cash and cash equivalents, restricted at September 30, 2014 and December 31, 2013 included cash of $13,632,488 and $27,351,608, respectively, held by GF 2013-2 in designated bank accounts with its Custodian. GF 2013-2 is required to use a portion of these amounts to pay interest expense, reduce borrowings at the end of the investment period and to pay other amounts in accordance with the terms of the indenture of the CLO. Funds held by GF 2013-2 are not available for general use by the Company. Cash and cash equivalents, restricted at September 30, 2014 and December 31, 2013 also included cash of $1,827,548 and $612,899, respectively, held by GLC Trust 2013-2 in designated restricted bank accounts. GLC Trust

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

2013-2 is required to use a portion of these amounts to make principal payments and pay interest expense in accordance with the terms of the indenture governing the GLC Trust 2013-2 Notes.

There were no cash equivalents, restricted held as of September 30, 2014 and December 31, 2013.

Investment Transactions and Related Investment Income and Expense

The Company records its investment transactions on a trade date basis, which is the date when management has determined that all material legal terms have been contractually defined for the transactions. These transactions could possibly settle on a subsequent date depending on the transaction type. All related revenue and expenses attributable to these transactions are reflected on the consolidated statements of operations commencing on the trade date unless otherwise specified by the transaction documents. Realized gains and losses on investment transactions are recorded using the specific-identification method.

The Company accrues interest income if it expects that ultimately it will be able to collect such income. Generally, when a payment default occurs on a loan in the portfolio, or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments, the Investment Adviser will place the loan on non-accrual status and will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Company remains contractually entitled to this interest.

The Company may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection. Accrued interest is written off when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. For consumer loans, any loan which is 120 days past due is considered defaulted and 100% of the principal is charged off with no expected recovery or sale of defaulted receivables. For the three and nine months ended September 30, 2014, the Company had recognized $322,313 and $627,772, respectively, in charge offs in realized losses from investments for consumer loans held by GLC Trust 2013-2, and had one investment placed on non-accrual status. As of December 31, 2013, there were no loans placed on non-accrual status.

Any original issue discounts, as well as any other purchase discounts or premiums on debt investments, are accreted or amortized and included in interest income, over the maturity periods of the investments. If a loan is placed on non-accrual status, the Company will cease recognizing amortization of purchase discount until all principal and interest is current through payment or until a restructuring occurs, such that the income is deemed to be collectible.

Dividend income on preferred equity securities is recorded as dividend income on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected.

Interest Expense

Interest expense is recorded on an accrual basis and is adjusted for amortization of deferred debt issuance costs and any original issue discount.

Expenses

Expenses related to, but not limited to, ratings fees, due diligence, valuation expenses and independent collateral appraisals may arise when the Company makes certain investments. These expenses are recognized as incurred in the consolidated statements of operations within ratings fees and other expenses.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

Loan Origination, Facility, Commitment and Amendment Fees

The Company may receive loan origination, prepayment, facility, commitment, and amendment fees in addition to interest income during the life of the investment. The Company may receive origination fees upon the origination of an investment.

Origination fees received by the Company are initially deferred and reduced from the cost basis of the investment and subsequently accreted into interest income over the remaining stated term of the loan. Upon the prepayment of a loan or debt security, any unamortized loan origination fees are recorded as interest income. We record prepayment premiums on loans and debt securities as interest income when we receive such amounts. Facility fees, sometimes referred to as asset management fees, are accrued as a percentage periodic fee on the base amount (either the funded facility amount or the committed principal amount). Commitment fees are based upon the undrawn portion committed by the Company and are accrued over the life of the loan.

Amendment fees are paid in connection with loan amendments and waivers and are recognized upon completion of the amendments or waivers, generally when such fees are receivable. Any such fees are included in interest income on the consolidated statements of operations. For the three months ended September 30, 2014 and September 30, 2013, other income in the amount of $935,040 and $45,414, respectively, was included in interest income. For the nine months ended September 30, 2014 and September 30, 2013, other income in the amount of $2,236,190 and $446,744, respectively, was included in interest income.

Valuation of Investments

The Company values its investments in accordance with FASB ASC Topic 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about assets and liabilities measured at fair value.

ASC 820’s definition of fair value focuses on exit price in the principal, or most advantageous, market and prioritizes the use of market-based inputs over entity-specific inputs within a measurement of fair value.

The Company’s portfolio consists of primarily debt investments and unsecured consumer loans. The fair value of the Company’s investments is initially determined by investment professionals of the Investment Adviser and ultimately determined by the Board on a quarterly basis.

In valuing the Company’s debt investments, the Investment Adviser generally uses various approaches, including, but not limited to, proprietary models that consider the analyses of independent valuation agents as well as credit risk, liquidity, market credit spreads, other applicable factors for similar transactions, bid quotations obtained from other financial institutions that trade in similar investments or based on bid prices provided by independent third party pricing services.

The types of factors that the Board may take into account when reviewing the fair value initially derived by the Investment Adviser and determining the fair value of the Company’s debt investments generally include, as appropriate, comparison to publicly traded securities, including such factors as yield, maturity and measures of credit quality, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business and other relevant factors.

In valuing the Company’s unsecured consumer loans, the Investment Adviser generally uses a discounted cash flow methodology based upon a set of assumptions. The primary assumptions used to value the unsecured consumer loans include prepayment and default rates derived from historical performance, actual performance as compared to historical projections and discount rate.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

The types of factors that the Board may take into account when reviewing the fair value initially derived by the Investment Adviser and determining the fair value of the Company’s consumer loan investments generally include, as appropriate, prepayment and default rates derived from historical performance, actual performance as compared to historical projections and discount rates.

The Board has retained several independent valuation firms to review the valuation of each portfolio investment that does not have a readily available market quotation at least once during each 12-month period. To the extent a security is reviewed in a particular quarter, it is reviewed and valued by only one service provider.

However, the Board does not intend to have de minimis investments of less than 0.5% of the Company’s total assets (up to an aggregate of 10.0% of the Company’s total assets) independently reviewed.

The Board is ultimately and solely responsible for determining the fair value of the Company’s assets using a documented valuation policy and consistently applied valuation process.

Due to the nature of the Company’s strategy, the Company’s portfolio is primarily comprised of relatively illiquid investments that are privately held. Inputs into the determination of fair value of the Company’s portfolio investments require significant management judgment or estimation. This means that the Company’s portfolio valuations are based on unobservable inputs and the Investment Adviser’s own assumptions about how market participants would price the asset or liability in question. Valuations of privately held investments are inherently uncertain and they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by the Board may differ materially from the values that would have been used if a ready market for these investments existed.

The valuation process is conducted at the end of each fiscal quarter, with a portion of the Company’s valuations of portfolio companies without market quotations subject to review by the independent valuation firms each quarter. When an external event with respect to one of the Company’s portfolio companies, such as a purchase transaction, public offering or subsequent equity sale occurs, we expect to use the pricing indicated by the external event to corroborate our valuation.

With respect to investments for which market quotations are not readily available, our Board will undertake a multi-step valuation process each quarter, as described below:

•	The Company’s quarterly valuation process begins with each portfolio company or investment being initially valued by investment professionals of the Investment Adviser responsible for credit monitoring.
•	Preliminary valuation conclusions are then documented and discussed with our senior management and the Investment Adviser.
•	The valuation committee of the Board reviews these preliminary valuations.
•	At least once annually, the valuation for each portfolio investment that does not have a readily available quotation is reviewed by an independent valuation firm, subject to the de minimis exception described above.
•	The Board discusses valuations and determines the fair value of each investment in the Company’s portfolio in good faith.

Net assets could be materially affected if the determinations regarding the fair value of the investments were materially higher or lower than the values that are ultimately realized upon the disposal of such investments.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

Offering Costs

Deferred offering costs consist of fees paid in relation to legal, accounting, regulatory and printing work completed in preparation of equity or debt offerings and are charged against proceeds from the offerings when received. As of September 30, 2014, $314,018 of expenses associated with the shelf registration statement initially filed on April 3, 2014 (“Registration Statement”) were deferred and included in deferred offering costs. These amounts will be charged against proceeds from offerings of securities when received.

Dividends and Distributions

Dividends and distributions to common stockholders are recorded on the ex-dividend date. The amount to be paid out as a dividend or distribution is determined by the Board each quarter and is generally based upon the earnings estimated by management. Net realized capital gains, if any, are distributed at least annually, although the Company may decide to retain such capital gains for investment.

The Company adopted a dividend reinvestment plan that provides for reinvestment of our dividends and other distributions on behalf of our stockholders, unless a stockholder elects to receive cash as provided below. As a result, if the Board authorizes, and we declare, a cash dividend or other distribution, then our stockholders who have not ‘opted out’ of our dividend reinvestment plan will have their cash distribution automatically reinvested in additional shares of our common stock acquired by AST through open-market purchases, rather than receiving the cash distribution. As of September 30, 2014, no new shares have been issued to fulfill the dividend reinvestment plan.

No action is required on the part of a registered stockholder to have its cash dividend or other distribution reinvested in shares of our common stock. A registered stockholder may elect to receive an entire distribution in cash by notifying AST in writing so that such notice is received by AST no later than the record date for distributions to stockholders. AST will set up an account for shares acquired through the plan for each stockholder who has not elected to receive dividends or other distributions in cash and hold such shares in non-certificated form. Upon request by a stockholder participating in the plan, received in writing not less than 10 days prior to the record date, AST will, instead of crediting shares to the participant’s account, issue a certificate registered in the participant’s name for the number of whole shares of our common stock and a check for any fractional share.

Those stockholders whose shares are held by a broker or other financial intermediary may receive dividends and other distributions in cash by notifying their broker or other financial intermediary of their election.

Income Taxes

Prior to the Conversion, Garrison Capital LLC was treated as a partnership for U.S. federal, state and local income tax purposes and, therefore, no provision has been made in the accompanying consolidated financial statements for federal, state or local income taxes. In accordance with the partnership tax law requirements, each partner would include their respective components of Garrison Capital LLC’s taxable profits or losses, as shown on their Schedule K-1s in their respective tax or information returns. GF 2013-2, GF 2013-2 Manager, the GARS Equity Holdings Entities, Walnut Hill II LLC and Forest Park II LLC are disregarded entities for tax purposes with the exception of Garrison Capital Equity Holdings LLC which was dissolved on December 30, 2013. GLC Trust 2013-2 is a grantor trust for U.S. taxable income purposes, whereby the income reverts to GARS.

As discussed in Note 1, for tax purposes, GARS elected to be treated as a RIC under Subchapter M of the Code, for the period from the date of the Conversion, beginning October 9, 2012, and intends to qualify each taxable year for such treatment. Such election was made upon the filing of the Company’s first U.S. federal

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

corporate income tax return. Accordingly, no provision for federal income tax was made in the consolidated financial statements for the nine months ended September 30, 2014 or the year ended December 31, 2013.

GARS complies with all RIC qualification provisions contained in the Code including certain source-of-income and asset diversification requirements as well as distribution requirements to our stockholders equal to at least 90.0% of “investment company taxable income”. “Investment company taxable income” is generally defined as net ordinary income plus the excess of realized net short-term capital gains over realized net long-term capital losses. As a RIC, GARS generally does not have to pay corporate-level U.S. federal income taxes on any net ordinary income or net capital gains that it distributes to its stockholders in a timely manner. However, GARS is subject to U.S. federal income taxes at regular corporate tax rates on any net ordinary income or net capital gain not distributed to its stockholders assuming at least 90.0% of its investment company taxable income is distributed at least annually.

Depending on the level of taxable income earned in a tax year, the Company may choose to retain taxable income in excess of current year dividend distributions, and would distribute such taxable income in the next tax year. The Company would then pay a 4% excise tax on such income, as required. To the extent that the Company determines that its estimated current year annual taxable income, determined on a calendar basis, could exceed estimated current calendar year dividend distributions, the Company accrues excise tax, if any, on estimated excess taxable income as taxable income is earned. For the three and nine months ended September 30, 2014 and September 30, 2013, $136,000 and $0 was recorded for U.S. federal excise tax.

In addition, GARS has certain wholly owned taxable subsidiaries (the “Taxable Subsidiaries”), each of which holds a portion of one or more of our portfolio investments that are listed on the Consolidated Schedule of Investments. The Taxable Subsidiaries are consolidated for financial reporting purposes in accordance with U.S. GAAP, so that our consolidated financial statements reflect our investments in the portfolio companies owned by the Taxable Subsidiaries. The purpose of the Taxable Subsidiaries is to permit GARS to hold certain interests in portfolio companies that are organized as limited liability companies (“LLCs”), or other forms of pass-through entities, and still satisfy the RIC tax requirement that at least 90.0% of a RIC’s gross income for federal income tax purposes must consist of qualifying investment income. Absent the Taxable Subsidiaries, a proportionate amount of any gross income of an LLC (or other pass-through entity) portfolio investment would flow through directly to GARS. To the extent that such income did not consist of investment income, it could jeopardize GARS’ ability to qualify as a RIC and therefore cause GARS to incur significant amounts of corporate-level U.S. federal income taxes. Where interests in LLCs (or other pass-through entities) are owned by the Taxable Subsidiaries, however, the income from such interests is taxed to the Taxable Subsidiaries and does not flow through to GARS, thereby helping GARS preserve its RIC status. The Taxable Subsidiaries are not consolidated for U.S. federal income tax purposes and may generate income tax expense as a result of their ownership of the portfolio companies.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal tax regulations, which may differ from amounts determined in accordance with U.S. GAAP and those differences could be material. These book-to-tax differences are either temporary or permanent in nature. Reclassifications due to permanent differences have no impact on net assets. The below were reclassifications made due to permanent differences for the tax year ended December 31, 2013:

Accumulated Net Investment Income/(Loss)	$1,301,434
Paid-in Capital	$(1,301,434)

The permanent book-to-tax differences arose primarily due to return of capital distributions.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

Taxable income differs from the net increase (decrease) in net assets resulting from operations primarily due to the exclusion of unrealized appreciation (depreciation) on investments from taxable income until they are realized and book-to-tax timing differences related to net capital gain/loss carryforwards.

The following table reconciles net increase in net assets resulting from operations to taxable income from April 1, 2013 to tax year ended December 31, 2013:

Net increase in net assets resulting from operations	$20,214,870
Net change in unrealized appreciation on investments	(9,752,937)
Permanent book-to-tax differences	—
Temporary book-to-tax differences	5,833,349
Taxable income before deductions for distribution	$16,295,282

As of December 31, 2013, the accumulated earnings/(deficit) on a tax basis is:

Undistributed ordinary income	$—
Accumulated capital and other losses	(5,833,349)
Unrealized appreciation/(depreciation)	2,093,028
Total accumulated earnings/(deficit)	$(3,740,321)

The tax character of distributions paid during the tax period from April 1, 2013 to December 31, 2013 was as follows:

Ordinary	$16,295,282
Long-term Capital Gain	—
Return of Capital	1,301,434
Total	$17,596,716

As of December 31, 2013, the federal income tax basis of investments was $426,988,451, resulting in net unrealized gains of $2,093,028.

The Company is required to determine whether a tax position of the Company is more likely-than-not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. De-recognition of a tax benefit previously recognized could result in the Company recording a tax liability that could negatively impact the Company’s net assets.

U.S. GAAP provides guidance on thresholds, measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition that is intended to provide better financial statement comparability among different entities.

The Company has concluded that it was not necessary to record a liability for any such tax positions as of September 30, 2014 and December 31, 2013. However, the Company’s conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, ongoing analyses of, and changes to, tax laws, regulations and interpretations thereof.

The Company’s activities from commencement of operations remain subject to examination by U.S. federal, state, and local tax authorities. No interest expense or penalties have been assessed as of September 30, 2014

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

2. Significant Accounting Policies and Recent Updates  – (continued)

and December 31, 2013. If the Company were required to recognize interest and penalties, if any, related to unrecognized tax benefits this would be recognized as income tax expense in the consolidated statement of operations.

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Additionally, any losses incurred for tax years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010 are required to be utilized prior to the losses incurred in pre-enactment tax years. However, this ordering rule will not impact GARS.

As of December 31, 2013, the Company had post-enactment long-term capital loss carryforwards of $5,833,349, which do not expire. The Company had no pre-enactment capital loss carryforwards.

Recent Accounting Pronouncements

In June 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-08, Financial Services —  Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), containing new guidance on assessing whether an entity is an investment company, requiring non-controlling ownership interest in investment companies to be measured at fair value and requiring certain additional disclosures. This guidance is effective for annual and interim periods beginning on or after December 15, 2013. ASU 2013-08 did not have a material impact on the Company’s consolidated financial position or disclosures.

3. Investments

The Company’s investments include debt investments (both funded and unfunded, “Debt Investments”), preferred and minority equity investments (“Equity”) of diversified companies and a portfolio of unsecured small balance consumer loans (“Financial Assets”).

These financial instruments also may be purchased indirectly through an interest in a limited partnership or a limited liability company. Certain of the risks of investing in the financial instruments of a distressed borrower or a company are discussed herein.

The Company may invest in assets for which the underlying borrower or companies are experiencing various forms of financial, operational, legal, and/or other distress or impairment, including companies involved in bankruptcy or other reorganization or liquidation proceedings, and those which might become involved in such proceedings. Through investing in these assets, the Company is exposed to credit risk relating to whether the borrower will meet its obligation to pay when it comes due until the investments are sold or mature. Any investment in a distressed company may involve special risks.

The Company’s transactions in Debt Investments are normally secured financings that are collateralized by physical assets and/or the enterprise value of the borrower. This collateral, and the Company’s rights to this collateral, are different depending on the specific transaction and are defined by the legal documents agreed to in the transaction.

The terms of the Debt Investments may require the Company to extend to a borrower additional credit or provide funding for any unfunded portion of such Debt Investments at the request of the borrower. This exposes the Company to potential liabilities that are not reflected on the consolidated statements of financial condition. As of September 30, 2014 and December 31, 2013, the Company had $31,200,921 and $9,162,616 of unfunded obligations with a fair value of $(485,077) and $(55,082), respectively. The negative fair value is the result of the unfunded commitment being valued below par. These amounts may or may not be funded to the borrowing party now or in the future. The unfunded commitments relate to loans with various maturity

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

3. Investments  – (continued)

dates, but the entire amount was eligible for funding to the borrowers as of September 30, 2014 and December 31, 2013, respectively, subject to the terms of each loan’s respective credit agreement.

There is no central clearinghouse for the Company’s Debt Investments, Equity or Financial Assets, nor is there a central depository for custody of any such interests. The processes by which these interests are cleared, settled and held in custody are individually negotiated between the parties to the transaction. This subjects the Company to operational risk to the extent that there are delays and failures in these processes. The Custodian maintains records of the investments owned by the Company.

4. Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments approximate the carrying amounts presented in the consolidated statements of financial condition.

U.S. GAAP requires enhanced disclosures about investments that are measured and reported on a fair value basis. Under U.S. GAAP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Further, the guidance distinguishes between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). Various inputs are used in determining the values of the Company’s investments and these inputs are categorized as of each valuation date.

The inputs are summarized in three broad hierarchies listed below:

•	Level 1 — quoted unadjusted prices in active markets for identical investments as of the reporting date.
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments, credit risk, etc.).
•

Level 3 —

significant unobservable inputs (including the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair values of investments or indicative bid prices from unaffiliated market makers or independent third-party pricing services).

Fair value of publicly traded instruments is generally based on quoted market prices. Fair value of non-publicly traded instruments, and of publicly traded instruments for which quoted market prices are not readily available, may be determined based on other relevant factors, including without limitation, bid quotations from unaffiliated market makers or independent third-party pricing services, the price activity of comparable instruments and valuation pricing models.

For those investments valued using quotations, the bid price is generally used, unless the Company determines that it is not representative of an exit price. To the extent observable market data is available, such information may be the result of consensus pricing information or broker quotes. Due to the fact that the significant inputs used by the contributors of the consensus pricing source or the broker are unobservable and evidence with respect to trading levels is not available, any investments valued using indicative bid prices from unaffiliated market makers and independent third party pricing services have been classified within Level 3.

Investments classified as Level 3 may be fair valued using the income and market approaches, using a market yield valuation methodology or enterprise value methodology.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

Factors that could affect fair value measurements of debt investments using the above referenced approaches include assumed growth rates, capitalization rates, discount rates, loan-to-value ratios, liquidation value, relative capital structure priority, market comparables, compliance with applicable loan, covenant and interest coverage performance, book value, market derived multiples, reserve valuation, assessment of credit ratings of an underlying borrower, review of ongoing performance, review of financial projections as compared to actual performance, review of interest rate and yield risk.

Factors that could affect fair value measurements of consumer loans using the above referenced approaches include prepayment rates, default rates, review of financial projections as compared to actual performance and discount rates.

Such factors may be given different weighting depending on management’s assessment of the underlying investment, and management may analyze apparently comparable investments in different ways. The Company has used, and intends to continue to use, independent valuation firms to provide additional corroboration for estimating the fair value of investments. Valuations performed by the independent valuation firms may utilize proprietary models and inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All of the Company’s investments (other than cash and cash equivalents) are classified as Level 3 under ASC 820.

The following table summarizes the valuation of the Company’s investments measured at fair value based on the fair value hierarchy detailed above as of September 30, 2014 and December 31, 2013:

	As of September 30, 2014
	Level 1	Level 2	Level 3	Total
Senior Secured(1)	$—	$—	$353,367,596	$353,367,596
Second Lien	—	—	27,743,675	27,743,675
Mezzanine	—	—	7,323,901	7,323,901
Real Estate Loans	—	—	10,273,133	10,273,133
Subordinated	—	—	4,066,554	4,066,554
Preferred Equity Investments	—	—	3,761,056	3,761,056
Common Equity Investments	—	—	1,401,871	1,401,871
Financial Assets	—	—	40,711,244	40,711,244
	$—	$—	$448,649,030	$448,649,030

	As of December 31, 2013
	Level 1	Level 2	Level 3	Total
Senior Secured(2)	$—	$—	$382,888,163	$382,888,163
Second Lien	—	—	13,680,535	13,680,535
Mezzanine	—	—	7,080,998	7,080,998
Preferred Equity Investments	—	—	5,453,182	5,453,182
Common Equity Investments	—	—	3,090,475	3,090,475
Financial Assets	—	—	16,888,126	16,888,126
	$—	$—	$429,081,479	$429,081,479

(1)	Includes unfunded obligations of $(485,077).
(2)	Includes unfunded obligations of $(55,082).

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

The net change in unrealized appreciation/(depreciation) for the nine months ended September 30, 2014 and September 30, 2013 reported within the net change in unrealized appreciation/(depreciation) on investments in the Company’s consolidated statements of operations attributable to the Company’s Level 3 assets was $(1,206,160) and $13,866,763, respectively.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2014:

Nine Months ended September 30, 2014
	Senior Secured Investments	Second Lien Investments	Mezzanine Investments	Real Estate Loan Investments	Subordinated Investments	Unsecured Investments	Preferred Equity Investments	Common Equity Investments	Financial Assets	Total
Fair value, beginning of period	$382,888,163	$13,680,535	$7,080,998	$—	$—	$—	$5,453,182	$3,090,475	$16,888,126	$429,081,479
Transfers into Level 3(1)	—	4,916,653	—	—	—	—	—	—	—	4,916,653
Transfers out of Level 3(1)	(4,916,653)	—	—	—	—	—	—	—	—	(4,916,653)
Total net realized and unrealized gain/(loss) on investments	1,286,099	260,759	113,444	67,956	(1,521,077)	—	4,190,491	6,624,283	(1,334,325)	9,687,630
Total net accretion of discounts on investments	1,237,734	31,365	19,494	132,044	—	—	—	—	—	1,420,637
Purchases/Issuances	253,663,799	14,810,986	109,965	10,073,133	5,587,631	6,592,692	—	—	34,702,195	325,540,401
Sales	(77,170,973)	—	—	—	—	—	(5,882,617)	(8,312,887)	—	(91,366,477)
Paydowns	(203,620,573)	(5,956,623)	—	—	—	(6,592,692)	—	—	(9,544,752)	(225,714,640)
Fair value, end of period	$353,367,596	$27,743,675	$7,323,901	$10,273,133	$4,066,554	$—	$3,761,056	$1,401,871	$40,711,244	$448,649,030
Net change in unrealized appreciation/(depreciation) included in earnings related to investments still held at reporting date	$433,911	$300,556	$113,444	$67,956	$(1,521,077)	$—	$2,971,094	$449,251	$(706,554)	$1,240,759

(1)	Transfers into or out of Level 1, 2 or 3 are recognized at the reporting date. There were no transfers of investments between levels by the Company for the nine months ended September 30, 2014.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2013:

	Nine Months Ended September 30, 2013
	Senior Secured Investments	Second Lien Investments	Mezzanine Investments	Preferred Equity Investments	Common Equity Investments	Financial Assets	Total
Fair value, beginning of period	$217,225,589	$2,625,596	$—	$—	$254,600	$—	$220,105,785
Transfers into Level 3(1)	—	—	—	—	—	—	—
Transfers out of Level 3(1)	—	—	—	—	—	—	—
Total net realized and unrealized gain/(loss) on investments	1,372,228	(158,583)	(579)	1,731,608	(101,992)	—	2,842,682
Total net accretion of discounts on investments	1,074,793	28,154	—	—	—	—	1,102,947
Purchases/Issuances	310,048,792	11,416,249	7,033,437	2,721,574	3,748,653	9,169,826	344,138,531
Sales(2)	(56,141,221)	—	—	—	(490,399)	—	(56,631,620)
Paydowns	(99,877,923)	(155,028)	—	—	—	—	(100,032,951)
Fair value, end of period	$373,702,258	$13,756,388	$7,032,858	$4,453,182	$3,410,862	$9,169,826	$411,525,374
Net change in unrealized appreciation/(depreciation) included in earnings related to investments still held at reporting date	$805,792	$(157,318)	$(580)	$—	$1,629,639	$—	$2,277,533

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

(1)	Transfers into or out of Level 1, 2 or 3 are recognized at the reporting date. There were no transfers of investments between levels by the Company for the nine months ended September 30, 2013.
(2)	Includes $9,991,329 Distribution-in-Kind.

The following table is a quantitative disclosure about significant unobservable inputs (Level 3) that were used in determining fair value at September 30, 2014:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input		Range		Weighted Average
					Low	High
Senior Secured Investments(1)	$353,367,596	Comparable yield approach	Market rate(2)		5.5%	22.6%	10.1%
		Market comparable companies	EBITDA multiple	(5)	1.9x	15.0x	6.7x
Second Lien Investments	27,743,675	Comparable yield approach	Market rate(2)		6.5%	11.5%	10.0%
		Market comparable companies	EBITDA multiple	(5)	5.0x	9.3x	7.3x
Mezzanine Investments	7,323,901	Comparable yield approach	Market rate(2)		14.0%	14.0%	14.0%
		Market comparable companies	EBITDA multiple	(5)	6.0x	6.0x	6.0x
Subordinated Investments	4,066,554	Market comparable companies	EBITDA multiple	(5)	3.0x	3.0x	3.0x
Real Estate Loan Investments	10,273,133	Comparable yield approach	Market rate(2)		10.0%	10.0%	10.0%
Equity Investments(3)	1,401,871	Market comparable companies	EBITDA multiple	(5)	5.0x	7.0x	5.6x
Financial Assets(4)	40,711,244	Discounted cash flows	Interest rate		10.3%	31.3%	15.7%
			Conditional prepayment rate (“CPR”)		18.5%	83.6%	43.5%
			Constant default rate (“CDR”)		6.5%	33.0%	14.7%
			Discount rate		9.3%	9.3%	9.3%
Total	$444,887,974

(1)	Includes total unfunded obligations of $(485,077).
(2)	Market rate is calculated based on the fair value of the investments and interest expected to be received using the current rate of interest at the balance sheet date to maturity, excluding the effects of future scheduled principal amortizations.
(3)	Fair value for purposes of this table excludes $3,761,056 of a preferred equity investment which is valued at a recent transaction price.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

(4)	Financial Assets are aggregated by the level of risk associated with the underlying loan, measured by the estimated loss rate. The estimated loss rate is based on the historical performance of loans with similar characteristics, the borrower’s credit score obtained from an official credit reporting agency at origination, debt-to-income ratios at origination, information from the borrower’s credit report at origination, as well as the borrower’s self-reported income range, occupation and employment status at origination. Financial Asset risk ratings are assigned on a scale from A through F, with A having the lowest level of risk and F having the highest level of risk. As of September 30, 2014, 26.4%, 30.0%, 31.5%, 7.8%, 3.9% and 0.4% of the total fair value of Financial Assets was comprised of A, B, C, D, E and F risk rated loans, respectively. See exhibit 99.1 to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2014 for detail on underlying loans.
(5)	Excludes non-operating portfolio companies, which we define as those with loans collateralized by real estate or other hard assets.

The following table is a quantitative disclosure about significant unobservable inputs (Level 3) that were used in determining fair value at December 31, 2013:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at December 31, 2013	Valuation Technique	Unobservable Input	Range		Weighted Average
				Low	High
Senior Secured Investments(1)	$382,888,163	Comparable yield approach	Market rate(2)	3.2%	29.8%	9.7%
		Market comparable companies	EBITDA multiple	4.2x	11.0x	6.8x
Second Lien Investments	13,680,535	Comparable yield approach	Market rate(2)	7.8%	11.7%	10.3%
		Market comparable companies	EBITDA multiple	6.5x	10.6x	7.8x
Mezzanine Investments	7,080,998	Comparable yield approach	Market rate(2)	14.5%	14.5%	14.5%
		Market comparable companies	EBITDA multiple	6.0x	6.0x	6.0x
Equity Investments(3)	8,543,657	Market comparable companies	EBITDA multiple	5.0x	7.0x	5.8x
		Market comparable companies	Origination fees multiple	2.6x	11.0x	5.4x
Financial Assets(4)	16,888,126	Discounted cash flows	Interest rate	10.9%	31.3%	16.9%
			Conditional prepayment rate (“CPR”)	18.5%	83.6%	41.9%
			Constant default rate (“CDR”)	6.5%	33.0%	14.8%
			Discount rate	10.0%	10.0%	10.0%
Total	$429,081,479

(1)	Includes total unfunded obligations of $(55,082).
(2)	Market rate is calculated based on the fair value of the investments and interest expected to be received using the current rate of interest at the balance sheet date to maturity, excluding the effects of future scheduled principal amortizations.
(3)	Includes preferred and common equity.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

(4)	Financial Assets are aggregated by the level of risk associated with the underlying loan, measured by the estimated loss rate. The estimated loss rate is based on the historical performance of loans with similar characteristics, the borrower’s credit score obtained from an official credit reporting agency at origination, debt-to-income ratios at origination, information from the borrower’s credit report at origination, as well as the borrower’s self-reported income range, occupation and employment status at origination. Financial Asset risk ratings are assigned on a scale from A through F, with A having the lowest level of risk and F having the highest level of risk. As of December 31, 2013, 25.0%, 30.6%, 30.4%, 8.6%, 4.7% and 0.7% of the total fair value of Financial Assets was comprised of A, B, C, D, E and F risk rated loans, respectively.

Significant unobservable inputs used in the fair value measurement of the reporting entity’s Debt Investments include indicative bid quotations obtained from independent third party pricing services (“consensus pricing”), multiples of market comparable companies, and relative comparable yields.

Significant decreases (increases) in consensus pricing or market comparables could result in significantly lower (higher) fair value measurements. Significant increases (decreases) in comparable yields could result in significantly lower (higher) fair value measurements. Generally, a change in the assumption used for relative comparable yields is accompanied by a directionally opposite change in the assumptions used for pricing.

Significant unobservable inputs used in the fair value measurement of the reporting entity’s Financial Assets include interest rate, prepayment rate, unit loss rate and discount rate.

Significant decreases (increases) in interest rates or prepayment rates could result in significantly lower (higher) fair value measurements. Significant increases (decreases) in unit loss rates or discount rates could result in significantly lower (higher) fair value measurements.

The composition of the Company’s portfolio by industry at cost and fair value as of September 30, 2014 was as follows:

Industry	Cost of Investments		Fair Value of Investment
Miscellaneous Services	$72,955,521	16.2%	$71,668,706	15.9%
Miscellaneous Manufacturing	57,757,694	12.9	56,890,754	12.7
Consumer Finance Services	53,701,599	12.0	56,258,262	12.5
Health Services	42,557,115	9.5	41,710,602	9.3
Transportation Services	35,219,597	7.9	35,454,312	7.9
Miscellaneous Retail	21,499,305	4.8	21,624,807	4.8
Communications	21,046,555	4.7	21,541,045	4.8
Building & Real Estate	20,438,065	4.6	20,505,906	4.6
Automotive	17,399,900	3.9	17,548,556	3.9
Food Stores - Retail	15,719,199	3.5	15,763,754	3.5
Electrical Equipment	13,361,178	3.0	13,347,690	3.0
Insurance Agents	11,729,134	2.6	11,948,920	2.7
Chemicals	11,653,048	2.6	11,661,890	2.6
Restaurants	11,600,000	2.6	11,600,000	2.6
Apparel Products	10,319,263	2.3	10,319,148	2.3
Specialty Services	10,214,869	2.3	10,214,763	2.3
Broadcasting & Entertainment	9,866,217	2.2	9,866,152	2.2
Oil & Gas	9,745,661	2.2	9,745,521	2.2
Printing & Publishing	978,242	0.2	978,242	0.2
Total	$447,762,162	100.0%	$448,649,030	100.0%

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

4. Fair Value of Financial Instruments  – (continued)

Refer to the consolidated schedule of investments for detailed disaggregation of the Company’s investments.

The composition of the Company’s portfolio by industry at cost and fair value as of December 31, 2013 was as follows:

Industry	Cost of Investments		Fair Value of Investments
Miscellaneous Manufacturing	$58,157,568	13.6%	$59,578,972	13.9%
Transportation Services	45,356,779	10.6	45,352,257	10.6
Communications	40,146,138	9.4	40,461,855	9.4
Miscellaneous Services	38,621,925	9.0	38,689,163	9.0
Health Services	38,721,119	9.1	36,672,053	8.5
Oil & Gas	24,829,027	5.8	26,905,929	6.3
Food Stores – Retail	23,455,743	5.5	23,727,417	5.5
Automotive	19,521,987	4.6	19,564,271	4.6
Consumer Finance	19,144,036	4.5	19,365,626	4.5
Apparel Products	15,471,806	3.6	15,528,467	3.6
Specialty Services	15,147,452	3.5	15,083,993	3.5
Miscellaneous Retail	14,926,805	3.5	14,936,027	3.5
Broadcasting & Entertainment	14,739,458	3.5	14,657,618	3.4
Insurance Agents	13,132,253	3.1	13,359,383	3.1
Electrical Equipment	12,528,985	2.9	12,598,106	2.9
National Security	9,843,766	2.3	9,800,593	2.3
Printing & Publishing	7,140,812	1.7	6,907,969	1.6
Textile Products	3,862,146	0.9	3,875,000	0.9
Metal Mining	3,477,728	0.8	3,500,333	0.8
Restaurants	3,264,808	0.8	3,065,556	0.7
Chemicals	2,565,212	0.6	2,598,597	0.6
Wholesale Durable Goods	1,855,793	0.4	1,782,163	0.4
Machinery	797,000	0.2	790,026	0.2
Hotels and Motels	280,105	0.1	280,105	0.1
Total	$426,988,451	100.0%	$429,081,479	100.0%

Refer to the consolidated schedule of investments for detailed disaggregation of the Company’s investments.

5. Indemnifications

In the normal course of business, the Company enters into certain contracts that provide a variety of indemnifications. The Company’s maximum exposure under these indemnifications is unknown. However, no liabilities have arisen under these indemnifications in the past and, while there can be no assurances in this regard, there is no expectation that any will occur in the future. Therefore, the Company does not consider it necessary to record a liability for any indemnifications under U.S. GAAP.

6. Due To and Due From Counterparties

The Company executes investment transactions with agents, brokers, investment companies, agent banks and other financial institutions. Due to and due from counterparties include amounts related to unsettled purchase and sale transactions of investments and principal paydowns receivable from the borrowers.

Amounts due to counterparties were $5,096,343 and $7,840,140 as of September 30, 2014 and December 31, 2013, respectively. Amounts due from counterparties as of September 30, 2014 and December 31, 2013 were $1,706,575 and $6,660,132, respectively.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

7. Financing

In accordance with the 1940 Act, with certain limited exceptions, the Company is only allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing. As of September 30, 2014 and December 31, 2013, the Company’s asset coverage for borrowed amounts was 213.6% and 215.1%, respectively.

On November 5, 2010, GF 2010-1 completed a $300,000,000 collateralized loan securitization. GF 2010-1 was the borrower under a collateralized loan obligation facility (the “CLO Facility”) which was refinanced, as further described below. The CLO Facility consisted of senior secured notes (collectively, the “GF 2010-1 Notes”).

On May 21, 2012, GF 2012-1, the Company’s wholly-owned indirect subsidiary, entered into the Credit Facility in an aggregate principal amount of $150,000,000, consisting of $125,000,000 of term loans Class A-T Loans and $25,000,000 of revolving loans Class A-R Loans (collectively, the “GF 2012-1 Loans”) which was utilized, along with cash on hand of GF 2010-1 and Garrison Capital LLC, to redeem the existing GF 2010-1 Notes. On June 5, 2013, GF 2012-1 entered into an agreement to increase the size of the Credit Facility from $150,000,000 to $175,000,000, consisting of $125,000,000 of Class A-T loans and $50,000,000 of Class A-R loans. All other terms of the Credit Facility remained unchanged.

In connection with the execution of the Credit Facility and the redemption of the GF 2010-1 Notes in accordance with the indenture governing such notes, a majority of the loans and other assets owned or financed under such indenture were sold or contributed to GF 2012-1 as collateral for the Credit Facility.

GARS had the ability to refinance the Credit Facility through a collateralized loan obligation as provided by certain provisions of the Credit Facility agreement.

On the Refinancing Date, GF 2013-2 completed the CLO through a private placement of (1) $50.0 million of AAA(sf) rated Class A-1R revolving notes (“Class A-1R Notes”), which bear interest at either the CP Rate (as defined in the indenture governing the CLO) or the London Interbank Offered Rate (“LIBOR”) plus 1.90%; (2) $111.2 million of AAA(sf) rated Class A-1T notes (“Class A-1T Notes”), which bear interest at three-month LIBOR plus 1.80%; (3) $24.2 million of AA(sf) rated Class A-2 notes (“Class A-2 Notes” and collectively with the Class A-1R Notes and the Class A-1T Notes, the “Class A Notes”), which bear interest at three-month LIBOR plus 3.40%; (4) $25.0 million of A(sf) rated Class B notes (“Class B Notes”), which bear interest at three-month LIBOR plus 4.65%; (5) $13.7 million of Class C notes (not rated) (“Class C Notes” and collectively with the Class A Notes and Class B Notes, the “Secured Notes”), which bear interest at three-month LIBOR plus 5.50%; and (6) $126.0 million of subordinated notes (“Subordinated Notes” and collectively with the Class A Notes, Class B Notes and Class C Notes, the “GF 2013-2 Notes”), which do not have a stated interest rate, the proceeds of which were utilized, along with cash on hand, to refinance the existing Credit Facility. All of the GF 2013-2 Notes are scheduled to mature on September 25, 2023. As of September 30, 2014, GARS had retained 100% of the Class C Notes, which are eliminated in consolidation. The Subordinated Notes represent the residual interest in GF 2013-2. Immediately following the completion of the CLO, GF 2013-2 Manager owned 100% of the Subordinated Notes, which are eliminated in consolidation.

GLC Trust 2013-2 entered into a $10,000,000 revolving facility with Capital One Bank, NA, on December 6, 2013. The revolving facility included an accordion feature, such that GLC Trust 2013-2 was permitted to increase the total commitment up to $15,000,000 under the terms of the loan agreement. GLC Trust 2013-2 exercised this option on December 20, 2013.

On July 11, 2014, GARS increased the GLC Trust 2013-2 Revolver commitment by $15.0 million, for a total commitment of $30.0 million. On July 18, 2014, GARS completed a $39.2 million term debt securitization collateralized by the GLC Trust 2013-2 consumer loan portfolio (“GLC Trust 2013-2 Securitization”). The notes offered in the GLC Trust 2013-2 Securitization were issued by GLC Trust 2013-2 and consisted of

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

7. Financing  – (continued)

$36.9 million of Class A Notes (“GLC Trust 2013-2 Class A Notes”) and $2.3 million of Class B Notes (“GLC Trust 2013-2 Class B Notes”, and collectively with the GLC Trust 2013-2 Class A Notes, the “GLC Trust 2013-2 Notes”). As of September 30, 2014, GARS has retained all of the Class B Notes, which are eliminated in consolidation. The GLC Trust 2013-2 Class A Notes bear interest at 3.00% per annum and are scheduled to mature on July 15, 2021. The proceeds of the GLC Trust 2013-2 Notes were used to refinance the GLC Trust 2013-2 Revolver, which was fully paid down and terminated concurrent with the issuance of the GLC Trust 2013-2 Notes.

The refinance of the GLC Trust 2013-2 Revolver resulted in a $242,643 loss for the three and nine months ended September 30, 2014 due to the write-off of the remaining deferred debt issuance costs paid as part of the execution of the GLC Trust 2013-2 Revolver and third party expenses incurred to effect the refinancing, which is included in loss on refinancing of GLC Trust 2013-2 Revolver on the consolidated statements of operations.

Fees paid as part of the execution of the Credit Facility, the refinance of the Credit Facility and the execution of the CLO in the amount of $6,154,758 consisted of facility fees of $4,280,250 and other costs of $1,874,508, which included rating agency fees and legal fees. Fees paid as part of the execution of the GLC Trust 2013-2 Securitization in the amount of $318,497 consisted of legal and other fees. These costs are included in deferred debt issuance costs on the consolidated statements of financial condition and will be amortized over the stated maturity of the respective loans, with $4,584,334 and $4,884,271 of deferred debt issuance costs remaining as of September 30, 2014 and December 31, 2013, respectively.

The table below shows the notes outstanding under the CLO and the GLC Trust 2013-2 Notes as of September 30, 2014:

September 30, 2014	Amortized Carrying Value	Oustanding Principal at Par	Interest Rate	Stated Maturity
Class A-1R Notes:
Class A-1R Notes	$34,000,000	$34,000,000	CP Rate or LIBOR + 1.90%	9/25/2023
Class A-1T Notes:
Class A-1T Notes	110,775,354	111,175,000	LIBOR + 1.80%	9/25/2023
Class A-2 Notes:
Class A-2 Notes	24,041,483	24,150,000	LIBOR + 3.40%	9/25/2023
Class B Notes:
Class B Notes	24,912,553	25,025,000	LIBOR + 4.65%	9/25/2023
GLC Trust 2013-2 Class A Notes:
Class A Notes	34,288,677	34,752,493	3.00%	7/15/2021
	$228,018,067	$229,102,493

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

7. Financing  – (continued)

The table below shows the notes outstanding under the CLO and the GLC Trust 2013-2 Revolver as of December 31, 2013:

December 31, 2013	Amortized Carrying Value	Outstanding Principal at Par	Interest Rate	Stated Maturity
Senior Secured Notes:
Class A-1R Notes	$50,000,000	$50,000,000	CP Rate or LIBOR + 1.90%	9/25/2023
Class A-1T Notes:
Class A-1T Notes	110,742,112	111,175,000	LIBOR + 1.80%	9/25/2023
Class A-2 Notes:
Class A-2 Notes	24,032,457	24,150,000	LIBOR + 3.40%	9/25/2023
Class B Notes:
Class B Notes	24,903,198	25,025,000	LIBOR + 4.65%	9/25/2023
GLC Trust 2013-2 Revolving Notes:
Revolving Note:	9,741,676	9,741,676	LIBOR + 3.50%	12/6/2015
	$219,419,443	$220,091,676

At September 30, 2014 and December 31, 2013, $16,000,000 and $0, respectively, of the Class A-1R Notes remained undrawn. The Class A-1R Notes bear a 1.00% annual fee on undrawn amounts.

The fair value of the GF 2013-2 Notes and GLC Trust 2013-2 Notes approximated the carrying value on the consolidated statements of financial condition at September 30, 2014 and December 31, 2013, respectively.

The ability of GF 2013-2 to draw under the Class A-1R Notes terminates on September 25, 2016, which is also the end of the extended reinvestment period, and the notes issued by the CLO mature on September 25, 2023. The Secured Notes are secured by all of the assets held by GF 2013-2.

The indenture governing the notes issued as part of the CLO provides that, to the extent cash is available from cash collections, the holders of the GF 2013-2 Notes are to receive quarterly interest payments on the 20th day or, if not a business day, the next succeeding business day of February, May, August and November of each year, commencing in February 2014, until the stated maturity.

Under the documents governing the CLO, there are two coverage tests applicable to the Secured Notes. The first test compares the amount of interest received on the collateral loans held by GF 2013-2 to the amount of interest payable on the Secured Notes under the CLO in respect of the amounts drawn and certain expenses. To meet this first test, at any time, the aggregate amount of interest received on the collateral loans must equal, after the payment of certain fees and expenses, at least 135.0% of the aggregate amount of interest payable on the Class A Notes, 125.0% of the interest payable on the Class A Notes and Class B Notes, taken together, and 115% of the interest payable on the Class A Notes, Class B Notes and Class C Notes, taken together.

The second test compares the aggregate principal amount of the collateral loans, as calculated in accordance with the indenture, to the aggregate outstanding principal amount of the Secured Notes in respect of the amounts drawn. To meet this second test at any time, the aggregate principal amount of the collateral loans must equal at least 173.4% of the aggregate outstanding principal amount of the Class A Notes, 156.1% of the aggregate principal amount of the Class A Notes and Class B Notes, taken together, and 148.1% of the aggregate outstanding principal amount of the Class A Notes, Class B Notes and Class C Notes, taken together.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

7. Financing  – (continued)

If the coverage tests are not satisfied with respect to a quarterly payment date, GF 2013-2 will be required to apply available amounts to the repayment of interest on and principal of the GF 2013-2 Notes to the extent necessary to satisfy the applicable coverage tests and, as a result, there may be reduced funds available for GF 2013-2 to make additional investments or to make distributions on the Company’s equity interests in GF 2013-2. Additionally, compliance is measured on each day collateral loans are purchased, originated or sold and in connection with monthly reporting to the note holder. Furthermore, if under the second coverage test the aggregate principal amount of the collateral loans equals 125.0% or less of the aggregate outstanding principal amount on the Class A-1 Notes and remains so for ten business days, an event of default will be deemed to have occurred. As of September 30, 2014 and December 31, 2013, the trustee for the CLO has asserted that all of the coverage tests were met.

The indenture governing the GLC Trust 2013-2 Notes provides that, to the extent cash is available from cash collections, the holders of the GLC Trust 2013-2 Notes are to receive monthly interest and principal payments on the 15th day or, if not a business day, the next succeeding business day, commencing in August 2014, until the stated maturity.

Under the indenture governing the GLC Trust 2013-2 Notes, there are two applicable monthly tests. The first test compares the principal balance of the underlying loans to the principal balance of the GLC Trust 2013-2 Notes. To meet this first test, the aggregate principal balance of the underlying loans less the aggregate principal balance of the GLC Trust 2013-2 Notes must equal, at least, the greater of (1) 13% of the aggregate principal balance of the underlying loans as of the end of the prior month and (2) 5.25% of the loan pool balance as of July 11, 2014. The second test compares the ratio of the dollar amount of cumulative defaults to the original principal balance of the underlying loans as of July 11, 2014 (“Cumulative Default Ratio”) to the Cumulative Default Ratio trigger level, as stated in the indenture. To meet this second test, the Cumulative Default Ratio must not exceed the Cumulative Default Ratio trigger level.

If these tests are not satisfied with respect to a monthly payment date and are not cured within 45 days, an event of default will be deemed to have occurred and the GLC Trust 2013-2 Notes will become immediately due and payable, in accordance with the terms of the indenture. As of September 30, 2014, all of the coverage tests were met.

The table below shows the weighted average interest rates and weighted average effective interest rates of the notes outstanding under the CLO and the GLC Trust 2013-2 Notes as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013
Secured Notes:
Weighted average interest rate	2.03%	2.81%
Weighted average effective interest rate(1)	2.44	3.22
Class A-1R Notes:
Weighted average interest rate	2.13	2.23
Weighted average effective interest rate(1)	2.28	2.36
GLC Trust 2013-2 Revolving Note:
Weighted average interest rate	N/A	4.00
Weighted average effective interest rate(1)	N/A	4.79
GLC Trust 2013-2 Class A Notes:
Weighted average interest rate	3.00	N/A
Weighted average effective interest rate(1)	3.60	N/A

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

7. Financing  – (continued)

(1)	Includes the effects of deferred debt issuance costs.

As of September 30, 2014, the weighted average effective interest rate for total outstanding debt was 3.05%.

8. Related Party Transactions

Investment Advisory Agreement

GARS entered into the Investment Advisory Agreement with the Investment Adviser, which was effective as of October 9, 2012 and subsequently amended and restated on May 6, 2014. The Investment Adviser agreed irrevocably to waive its base management fee and incentive fee commencing from the IPO Pricing Date through September 30, 2013. The waived fees are not subject to recoupment by the Investment Adviser.

Prior to the Conversion, GARS paid a management fee to the Investment Adviser in arrears for the preceding fiscal quarter equal to 0.375% (1.50% per annum) of the value of the Company’s consolidated members’ capital (excluding the average amount of cash held during the period).

Under the Amended and Restated Investment Advisory Agreement, the Investment Adviser is entitled to a base management fee for its services calculated at an annual rate of 1.75% of gross assets, excluding cash and cash equivalents, and cash and cash equivalents, restricted, but including assets purchased with borrowed funds. For purposes of the Investment Advisory Agreement, cash equivalents means U.S. government securities and commercial paper maturing within 270 days of purchase.

From the date of Conversion through the IPO Pricing Date, the Investment Adviser waived that portion of the management fee due under the Investment Advisory Agreement in excess of a base management fee equal to an annual rate of 1.50% of the average of the value of the Company’s net assets (including cash and cash equivalents) calculated at the end of the two most recently completed calendar quarters, payable in arrears. Under no circumstances would the Investment Adviser have received a base management fee greater than 1.75% of gross assets, excluding cash and cash equivalents but including assets purchased with borrowed funds calculated based on the average carrying value of the gross assets of the Company at the end of the two most recently completed calendar quarters.

For the three and nine months ended September 30, 2014, the Investment Adviser earned management fees under the Investment Advisory Agreement in the amount of $2,023,518 and $5,997,377 respectively, of which $0 was waived. For the three and nine months ended September 30, 2013, the Investment Adviser earned management fees in the amount of $1,863,177 and $4,408,507, respectively, of which $1,863,177 and $3,815,756, respectively, was waived. The waived fees are not subject to recoupment by the Investment Adviser.

Management fees in the amount of $223,341 and $217,608 were payable as of September 30, 2014 and December 31, 2013, respectively, and are included in management fee payable on the consolidated statements of financial condition.

Under the Investment Advisory Agreement, the Investment Adviser is entitled to an incentive fee consisting of two components that are independent of each other, with the result that one component may be payable even if the other is not.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

8. Related Party Transactions  – (continued)

The first component, which is income-based and payable quarterly in arrears, equals 20% of the amount, if any, that the Company’s pre-incentive fee net investment income exceeds a 2.00% quarterly (8.00% annualized) hurdle rate (the “Hurdle Rate”), subject to a “catch-up” provision measured at the end of each calendar quarter. The operation of the first component of the incentive fee for each quarter is as follows:

•	no incentive fee is payable to the Investment Adviser in any calendar quarter in which the Company’s pre-incentive fee net investment income does not exceed the Hurdle Rate;
•	100% of the Company’s pre-incentive fee net investment income with respect to that portion of the Company’s pre-incentive fee net investment income, if any, that exceeds the Hurdle Rate but is less than 2.50% in any calendar quarter (10.00% annualized). We refer to this portion of the Company’s pre-incentive fee net investment income (which exceeds the Hurdle Rate but is less than 2.50%) as the “catch-up”. The effect of the “catch-up” provision is that, if the Company’s pre-incentive fee net investment income exceeds 2.50% in any calendar quarter, the Investment Adviser will receive 20% of such pre-incentive fee net investment income as if the Hurdle Rate did not apply; and
•	20% of the amount of the Company’s pre-incentive fee net investment income, if any, that exceeds 2.50% in any calendar quarter (10.00% annualized) (once the Hurdle Rate is reached and the catch-up is achieved).

The portion of such incentive fee that is attributable to deferred interest (such as payment-in-kind interest or original issue discount) will be paid to the Investment Adviser, together with any other interest accrued on the loan from the date of deferral to the date of payment, only if and to the extent the Company actually receives such interest in cash, and any accrual thereof will be reversed if and to the extent such interest is reversed in connection with any write-off or similar treatment of the investment giving rise to any deferred interest accrual. Any reversal of such amounts would reduce net income for the quarter by the net amount of the reversal (after taking into account the reversal of incentive fees payable) and would result in a reduction and possible elimination of the incentive fees for such quarter. For the avoidance of doubt, no incentive fee will be paid to the Investment Adviser on amounts accrued and not paid in respect of deferred interest. For the three and nine months ended September 30, 2014, the Investment Adviser earned an income-based incentive fee on pre-incentive fee net investment income, as calculated under the Investment Advisory Agreement, of $1,506,226 and $4,438,833, respectively.

The second component, which is capital gains-based, is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Advisory Agreement, as of the termination date) and equals 20% of the Company’s cumulative aggregate realized capital gains through the end of such year, computed net of the Company’s aggregate cumulative realized capital losses and aggregate cumulative unrealized capital depreciation through the end of such year, less the aggregate amount of any previously paid capital gains incentive fees and subject to the Incentive Fee Cap and Deferral Mechanism described below. The capital-gains component of the incentive fee excludes any portion of realized gains (losses) that are associated with the reversal of any portion of unrealized appreciation/depreciation attributable to periods prior to April 1, 2013. The capital gains component of the incentive fee is not subject to any minimum return to stockholders. For the three and nine months ended September 30, 2014, the Investment Adviser accrued a capital gains-based incentive fee, as calculated under the Investment Advisory Agreement, of $75,916 and $1,258,439, respectively.

Under U.S. GAAP, we are required to accrue a capital gains incentive fee based upon the aggregate cumulative realized capital gains and losses and aggregate cumulative unrealized capital appreciation and depreciation on investments held at the end of each period. If such amount is positive at the end of a period, then the Company will record a capital gains incentive fee equal to 20% of such amount, less the aggregate amount of actual capital gains related incentive fees paid in all prior years. If such amount is negative, then

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

8. Related Party Transactions  – (continued)

there is no accrual for such period. The Investment Advisory Agreement does not permit unrealized capital appreciation for purposes of calculating the amount payable to the Investment Adviser. Amounts due related to unrealized capital appreciation, if any, will not be paid to the Investment Adviser until realized under the terms of the Investment Advisory Agreement (as described above). For the three and nine months ended September 30, 2014, the Investment Adviser accrued an incentive fee on capital gains as calculated under U.S. GAAP of $(312,134) and $1,368,625, respectively.

No incentive fees were earned for the three and nine months ended September 30, 2013.

Incentive Fee Cap and Deferral Mechanism

We have structured the calculation of these incentive fees to include a fee limitation such that no incentive fee will be paid to our Investment Adviser for any fiscal quarter if, after such payment, the cumulative incentive fees paid to our Investment Adviser for the period that includes such fiscal quarter and the 11 full preceding fiscal quarters (the “Incentive Fee Look-back Period”), would exceed 20.0% of our cumulative pre-incentive fee net return during the applicable Incentive Fee Look-back Period. The Incentive Fee Look-back Period commenced on April 1, 2013. Prior to April 1, 2016, the Incentive Fee Look-back Period will consist of fewer than 12 full fiscal quarters.

Administration Agreement

As discussed in Note 1, GARS entered into the Administration Agreement with the GARS Administrator. Under the Administration Agreement, the GARS Administrator provides the Company with office facilities, equipment, clerical, bookkeeping and record keeping services at such facilities and such other services as the GARS Administrator, subject to review by the Board, from time to time determines to be necessary or useful to perform its obligations under the Administration Agreement. The GARS Administrator is responsible for the financial and other records that the Company is required to maintain and prepare reports to stockholders, and reports and other materials filed with the Securities and Exchange Commission (the “SEC”). The GARS Administrator provides on the Company’s behalf significant managerial assistance to those portfolio companies to which the Company is required to provide such assistance, including portfolio companies held indirectly through the CLO. No managerial assistance was provided to any portfolio companies for the nine months ended September 30, 2014 and September 30, 2013.

In addition, the GARS Administrator assists the Company in determining and publishing the Company’s net asset value, overseeing the preparation and filing of the Company’s tax returns, and the printing and dissemination of reports to stockholders of the Company, and generally oversees the payment of the Company’s expenses and the performance of administrative and professional services rendered to the Company by others. The Company reimburses the GARS Administrator for the costs and expenses incurred by the GARS Administrator in performing its obligations and providing personnel and facilities as described. Administration fees payable to the GARS Administrator are based on the allocable portion of overhead to the GARS Administrator under the Administration Agreement.

The GARS Administrator agreed to irrevocably waive any amounts due to it under the Administration Agreement from the date of the Conversion through the quarter in which the Company executed the IPO. These amounts are not subject to recoupment by the GARS Administrator. Gross Administrator charges for the three and nine months ended September 30, 2014 were $164,654 and $568,289, respectively. The amount of these charges waived by the GARS Administrator for the three and nine months ended September 30, 2014 was $0. Gross Administrator charges for the three and nine months ended September 30, 2013, including amounts payable to the Sub-Administrator as discussed in Note 1, were $217,743 and $587,766, respectively. The amount of these charges waived by the GARS Administrator for the three and nine months ended September 30, 2013 was $0 and $101,197, respectively. Administration fees payable to the GARS

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

8. Related Party Transactions  – (continued)

Administrator in the amount of $309,904 and $0 were payable as of September 30, 2014 and December 31, 2013, respectively, and are included in administrator fee payable on the consolidated statements of financial position.

Directors’ Fees

The Company’s independent directors each receive an annual fee of $70,000. They also receive $2,500 plus reimbursement of reasonable out-of-pocket expenses incurred in connection with attending each in-person Board meeting and receive $1,000 plus reimbursement of reasonable out-of-pocket expenses incurred in connection with attending each committee meeting.

In addition, the chairman of the audit committee receives an annual fee of $10,000, the chairman of the valuation committee receives an annual fee of $10,000 and each chairman of any other committee receives an annual fee of $5,000 for their additional services in these capacities (all such fees and reimbursements collectively, “Directors’ Fees”). No compensation is paid to directors who are not independent of the Company and the Investment Adviser.

Our independent directors agreed to irrevocably waive a portion of their fees from the date of the Conversion through the quarter in which the Company executed the IPO. These fees are not subject to recoupment by the directors.

For the three and nine months ended September 30, 2014, independent directors earned Directors’ Fees of $95,554 and $282,805. For the three and nine months ended September 30, 2013, independent directors earned Directors’ Fees of $100,000 and $234,254 (net of fee waivers of $0 and $34,426, respectively). No Directors’ Fees were payable as of September 30, 2014 and December 31, 2013.

Affiliated Stockholders

GSOF LLC, GSOF-SP LLC, GSOF-SP II LLC, GSOF-SP DB LLC (subsidiaries of Garrison Special Opportunities Fund LP), GSOIF Corporate Loan Pools Ltd. (a subsidiary of Garrison Special Opportunities Institutional Fund LP), Garrison Capital Offshore Ltd. (a subsidiary of Garrison Credit Opportunities Holdings L.P.), Garrison Capital Fairchild I Ltd. (a subsidiary of Fairchild Offshore Fund L.P.), Garrison Capital Fairchild II Ltd. (a subsidiary of Fairchild Offshore Fund II L.P.) and Garrison Capital Adviser Holdings MM LLC (collectively, the “Garrison Funds”) are all entities that are owned by funds that are managed by the Investment Manager.

In connection with the secondary offering of shares of GARS common stock on July 17, 2014 under the Registration Statement on behalf of GSOF LLC, GSOF-SP LLC, GSOF-SP II LLC, GSOF-SP DB LLC, GSOIF Corporate Loan Pools Ltd., and Garrison Capital Offshore Ltd. (collectively, the “Garrison Offering Funds”), the Garrison Offering Funds have agreed to reimburse the Company for certain fees and expenses in the amount of $46,413 incurred in connection with the filing of the Company’s Registration Statement and the SEC’s review of the Registration Statement, based on the proportion of gross proceeds of the $250 million offering and certain fees and expenses in the amount of $21,838.

As of September 30, 2014, the Garrison Funds owned an aggregate of 2,057,170, or 12.3%, of the total outstanding common shares of GARS, and the officers and directors of the Company directly owned an aggregate of 66,049, or 0.4%, of the total outstanding common shares of GARS. As of December 31, 2013, the Garrison Funds owned an aggregate of 5,444,562, or 32.5%, of the total outstanding common shares of GARS, and the officers and directors of the Company directly owned an aggregate of 47,646, or 0.3%, of the total outstanding common shares of GARS.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

8. Related Party Transactions  – (continued)

Other

Garrison Loan Agency Services LLC acts as the administrative and collateral agent for certain loans held by the Company. No fees were paid by the Company to Garrison Loan Agency Services LLC during the nine months ended September 30, 2014 and 2013.

The Company may invest alongside other clients of the Investment Manager and their affiliates in certain circumstances where doing so is consistent with applicable law and SEC staff interpretations.

9. Financial Highlights

The following table represents financial highlights for the Company for the nine months ended September 30, 2014 and September 30, 2013:

	September 30, 2014	September 30, 2013
Per share data
Net asset value per common share at beginning of period	$15.16	$16.54
Increase in net assets from operations:
Net investment income	0.90	0.95
Net realized gain/(loss) on investments	0.65	(0.75)
Net unrealized appreciation/(depreciation) on investments	(0.07)	0.95
Net increase in net assets from operations	1.48	1.15
Stockholder transactions
Return of capital	—	—
Distributions-in-kind(1)	—	(0.95)
Cash distributions	(1.05)	(0.94)
From net investment income	—	—
From realized gains	—	—
Dilutive impact of share issuance(2)	—	(0.69)
Total additions from and dividends and distributions to stockholders	(1.05)	(2.58)
Net asset value per common share at end of period	$15.59	$15.11
Per share market value at end of period	14.47	14.78
Total book return(3)	9.76%	6.95%
Total market return(4)	11.87%	-1.47%
Common shares outstanding at beginning of period	16,758,779	10,498,544
Common shares outstanding at end of period	16,758,779	16,758,779
Weighted average common shares outstanding	16,758,779	14,672,034
Net assets at beginning of period	$254,080,598	$173,669,492
Net assets at end of period	$261,299,777	$253,273,182
Average net assets(5)	$261,545,190	$221,560,995
Ratio of net investment income to average net assets(5)(9)	8.10%	8.49%
Ratio of net expenses to average net assets(5)(9)	10.80%	5.00%
Ratio of portfolio turnover to average investments at fair value(6)	72.39%	43.43%
Asset coverage ratio(7)	213.58%	234.47%
Average outstanding debt(8)	$224,262,286	$151,774,837
Average debt per common share	$13.38	$9.06

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

9. Financial Highlights  – (continued)

(1)	Distributions in-kind were made to only those investors which held shares of the Company’s common stock prior to the IPO.
(2)	Dilution due to the issuance of shares in the IPO at $15.00 per share, which was below net asset value.
(3)	Total return equals the net increase of ending net asset value from operations over the net asset value per common share/members’ capital per unit at beginning of the period.
(4)	Based upon the change in market price per share during the period and takes into account distributions, if any, reinvested in accordance with our dividend reinvestment plan. Additionally, total market return for the nine months ended September 30, 2013 is based on the change in price per share from the initial public offering price per share as of March 27, 2013 to the closing price per share on September 30, 2013.
(5)	Calculated utlizing monthly net assets/members’ capital. Calculated based on annualized net investment income and expenses excluding any incentive fee attributable to realized and unrealized gains and any non-recurring expenses (loss on refinancing and accrued excise tax) less the total year-to-date (not annualized) incentive fee attributable to realized and unrealized gains and the total year-to-date (not annualized) non-recurring expenses.
(6)	Calculated based on monthly average investments at fair value.
(7)	In accordance with the 1940 Act, with certain limited exceptions, the Company is only allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing.
(8)	Calculated based on monthly debt outstanding.
(9)	During the nine months ended September 30, 2013, the Investment Adviser waived $3,815,756 of management fees, the independent directors waived $34,426 of Directors’ fees and the GARS Administrator waived $101,197 of Administrator expenses. Had these expenses not been waived, the ratio of net investment income to average net assets and the ratio of total expenses to average net assets would have been 6.11% and 7.38%, respectively. There were no fee waivers for the nine months ended September 30, 2014.

10. Allocation of Profits and Losses

Prior to the Conversion, the Company’s members were issued Units of the Company that represented their limited liability company interests in Garrison Capital LLC. Profits and losses were allocated on a pro-rata basis to all members based on the number of Units held by each member in proportion to the aggregate number of all outstanding Units of the Company.

11. Earnings per Share

The following table sets forth the computation of the net increase in net assets per share/members’ capital units resulting from operations, pursuant to FASB ASC 260, Earnings per Share (“ASU 260”), for the nine months ended September 30, 2014 and September 30, 2013:

	Nine months ended September 30, 2014	Nine months ended September 30, 2013
Net increase in net assets resulting from operations	$24,815,897	$16,826,786
Basic weighted average shares outstanding	16,758,779	14,672,034
Basic earnings per share	$1.48	$1.15

12. Dividends and Distributions

The Company’s dividends and distributions are recorded on the ex-dividend date.

Garrison Capital Inc. and Subsidiaries

Notes to Consolidated Financial Statements (unaudited)

September 30, 2014

12. Dividends and Distributions  – (continued)

On March 11, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on March 28, 2014 to stockholders of record as of March 21, 2014.

On May 6, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on June 27, 2014 to stockholders of record as of June 13, 2014.

On August 4, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on September 26, 2014 to stockholders of record as of September 12, 2014.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined in accordance with U.S. GAAP.

13. Commitments and Contingencies

The Company had outstanding commitments to fund investments totaling $31,200,921 and $9,162,617 under various undrawn revolvers and other credit facilities as of September 30, 2014 and December 31, 2013, respectively.

In the ordinary course of business, the Company may be named as a defendant or a plaintiff in various lawsuits and other legal proceedings. Such proceedings include actions brought against the Company and others with respect to transactions to which the Company may have been a party. The outcomes of such lawsuits are uncertain and, based on these lawsuits, the values of the investments to which they relate could decrease. Management does not believe that as a result of litigation there would be any material impact on the consolidated financial condition of the Company. The Company has had no outstanding litigation proceedings brought against it since the commencement of operations on December 17, 2010.

14. Subsequent Events

On October 31, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which will be paid on December 29, 2014 to stockholders of record as of December 12, 2014.

These consolidated financial statements were approved by the Board and were available for issuance on November 5, 2014. Subsequent events have been evaluated through this date. No material subsequent events other than as disclosed above have occurred through this date.

Item 2: Management’s Discussion and Analysis of Financial Condition and Results of Operations

The information contained in this section should be read in conjunction with our consolidated financial statements and related notes thereto appearing elsewhere in this quarterly report on Form 10-Q.

On October 9, 2012, Garrison Capital LLC, a Delaware limited liability company, converted into a corporation. In this conversion, Garrison Capital Inc. succeeded to the business of Garrison Capital LLC and its consolidated subsidiaries, and the members of Garrison Capital LLC became stockholders of Garrison Capital Inc. In this quarterly report on Form 10-Q, we refer to these transactions as the “BDC Conversion.” References to “we,” “us,” “our” and “Garrison Capital” refer to Garrison Capital LLC and its consolidated subsidiaries for the periods prior to the consummation of the BDC Conversion and refer to Garrison Capital Inc. and its consolidated subsidiaries for the periods after the consummation of the BDC Conversion.

Forward-Looking Statements

Some of the statements in this quarterly report on Form 10-Q constitutes forward-looking statements, which relate to future events or our future performance or financial condition. The forward-looking statements contained in this quarterly report on Form 10-Q involve risks and uncertainties, including statements as to:

•	our future operating results;
•	changes in political, economic or industry conditions, the interest rate environment or conditions affecting the financial and capital markets, which could result in changes to the value of our assets;
•	our business prospects and the prospects of our prospective portfolio companies;
•	the impact of investments that we expect to make;
•	the impact of increased competition;
•	our contractual arrangements and relationships with third parties;
•	the dependence of our future success on the general economy and its impact on the industries in which we invest;
•	the ability of our prospective portfolio companies to achieve their objectives;
•	the relative and absolute performance of our investment adviser;
•	our expected financings and investments;
•	the adequacy of our cash resources and working capital;
•	our ability to make distributions to our stockholders;
•	the timing of cash flows, if any, from the operations of our prospective portfolio companies; and
•	the impact of future acquisitions and divestitures.

We use words such as “anticipates,” “believes,” “expects,” “intends” and similar expressions to identify forward-looking statements. Our actual results could differ materially from those projected in the forward-looking statements for any reason, including the factors set forth as “Risk Factors” and elsewhere in this quarterly report on Form 10-Q.

We have based the forward-looking statements included in this quarterly report on Form 10-Q on information available to us on the date of this report, and we assume no obligation to update any such forward-looking statements. Although we undertake no obligation to revise or update any forward-looking statements, whether as a result of new information, future events or otherwise, you are advised to consult any additional disclosures that we may make directly to you or through reports that we in the future may file with the U.S. Securities and Exchange Commission, or the SEC, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K.

You should understand that, under Section 27A(b)(2)(B) of the Securities Act of 1933, as amended, and Section 21E(b)(2)(B) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, the “safe harbor” provisions of the Private Securities Litigation Reform Act of 1995 do not apply to statements made in connection with this quarterly report on Form 10-Q or any periodic reports we file under the Exchange Act.

Overview

We are a recently organized, externally managed, non-diversified, closed-end management investment company that has elected to be treated as a business development company under the Investment Company Act of 1940, as amended, or the 1940 Act. In addition, for tax purposes, we have elected to be treated as a regulated investment company, or RIC, under Subchapter M of the Internal Revenue Code of 1986, as amended, or the Code, beginning October 9, 2012 and intend to qualify annually for such treatment. Our shares are currently listed on the NASDAQ Global Select Market under the symbol “GARS”.

Our investment objective is to generate current income and capital appreciation by making investments generally in the range of $5 million to $25 million primarily in debt securities and loans of U.S. based middle-market companies, which we define as those having annual earnings before interest, taxes and depreciation, or EBITDA, of between $5 million and $30 million. Our goal is to generate attractive risk-adjusted returns by assembling a broad portfolio of investments.

We invest primarily in (1) first lien senior secured loans, (2) second lien senior secured loans, (3) “one-stop” senior secured or “unitranche” loans, (4) subordinated or mezzanine loans, (5) unsecured consumer loans and (6) to a lesser extent, selected equity co-investments in middle-market companies. We use the term “one-stop” or “unitranche” to refer to a loan that combines characteristics of traditional first lien senior secured loans and second lien or subordinated loans. We use the term “mezzanine” to refer to a loan that ranks senior only to a borrower’s equity securities and ranks junior in right of payment to all of such borrower’s other indebtedness.

We believe that the middle market offers attractive risk-adjusted returns for debt investors. Historically, we believe there has been a persistent scarcity of available capital relative to demand, which, from a lender’s perspective, has generally resulted in more favorable transaction structures, including enhanced covenant protection and increased pricing relative to larger companies. We further believe that the turmoil in the markets has exacerbated this scarcity of capital, as many traditional lenders to middle-market companies have exited the business or focused their attention on larger borrowers. In addition, we believe middle-market companies traditionally have exhibited lower default rates and improved recoveries compared to larger borrowers and typically offer greater access to key senior managers, which we believe further enhances the attractiveness of lending to this market segment and facilitates due diligence investigations and regular monitoring.

Our investment activities are managed by our Investment Adviser. Our five member investment committee is comprised of Joseph Tansey, Rafael Astruc, Brian Chase, Mitch Drucker and Susan George. Our Investment Adviser is responsible for sourcing potential investments, conducting research and diligence on prospective investments and equity sponsors, analyzing investment opportunities, structuring our investments and monitoring our investments and portfolio companies on an ongoing basis. Under an investment advisory agreement, or the Investment Advisory Agreement, with the Investment Adviser, we pay the Investment Adviser a base management fee and an incentive fee for its services. Garrison Capital Administrator LLC, or the Administrator, provides certain administrative services and facilities necessary for us to operate, including office facilities and equipment and clerical, bookkeeping and record-keeping services, pursuant to an administration agreement, or the Administration Agreement. The Administrator oversees our financial reporting and prepares our reports to stockholders and reports required to be filed with the SEC. The Administrator also manages the determination and publication of our net asset value and the preparation and filing of our tax returns and generally monitors the payment of our expenses and the performance of administrative and professional services rendered to us by others. The Administrator may retain third parties to assist in providing administrative services to us. To the extent that the Administrator outsources any of its functions, we pay the fees associated with such functions on a direct basis without any profit to the Administrator.

As of September 30, 2014, we held investments in 56 portfolio companies with a fair value of $448.6 million, including investments in 47 portfolio companies held through GF 2013-2. The investments held by GF 2013-2 as of September 30, 2014 consisted of senior secured and second lien loans fair valued at $328.3 million. As of that date, the loans held by GF 2013-2 (held at fair value), together with cash and other assets held by GF 2013-2, equaled approximately $348.5 million. As of September 30, 2014, our portfolio had an average investment size of approximately $6.6 million, a weighted average yield of 10.0% and a weighted average contractual maturity of 45 months. Weighted average yield is calculated based on the fair value of the investments and interest expected to be received using the current rate of interest at the balance sheet date to maturity, excluding the effects of future schedule principal amortizations.

As of December 31, 2013, we held investments in 70 portfolio companies with a fair value of $429.1 million, including investments in 56 portfolio companies held through Garrison Funding 2013-2 LLC, or GF 2013-2. The investments held by GF 2013-2 as of December 31, 2013 consisted of senior secured loans fair valued at $331.7 million and related indebtedness of $209.7 million. As of that date, the loans held by GF 2012-2 (held at fair value), together with cash and other assets held by GF 2013-2, equaled approximately $369.2 million. As of December 31, 2013, our portfolio had an average investment size of approximately $5.0 million, a weighted average yield of 9.8% and a weighted average contractual maturity of 46 months.

Revenues

We generate revenue in the form of interest earned on the debt investments that we hold and capital gains and distributions, if any, on the warrants or other equity interests that we may acquire in portfolio companies. Our debt investments, whether in the form of senior secured, unitranche or mezzanine loans, typically have a term of one to seven years and bear interest at a fixed or floating rate. Interest is generally payable quarterly or semiannually, with the amortization of principal generally being deferred for several years from the date of the initial investment. In some cases, loans may have a payment-in-kind feature. The principal amount of the debt securities and any accrued but unpaid interest will generally become due at the maturity date. In addition, we may generate revenue in the form of commitment, origination, structuring or diligence fees, fees for providing managerial assistance and possibly consulting fees. Loan origination fees, original issue discount and market discount are recorded as a reduction of the cost basis, and we then accrete such amounts into interest income. Upon the prepayment of a loan or debt security, any unamortized loan origination fees are recorded as interest income. We record prepayment premiums on loans and debt securities as interest income when we receive such amounts.

Expenses

Our primary operating expenses include the payment of (1) the base management fee and incentive fee to the Investment Adviser under the Investment Advisory Agreement; (2) the allocable portion of overhead to the Administrator under the Administration Agreement; (3) the interest expense on our outstanding debt, if any; and (4) our other operating costs, as detailed below. We bear all other costs and expenses of our operations and transactions, including:

•	our organization;
•	calculating our net asset value and net asset value per share (including the cost and expenses of any independent valuation firm);
•	fees and expenses, including travel expenses, incurred by the Investment Adviser or payable to third parties in performing due diligence on prospective portfolio companies, monitoring our investments and, if necessary, enforcing our rights;
•	offerings of our common stock and other securities;
•	distributions on our shares;
•	transfer agent and custody fees and expenses;
•	amounts payable to third parties relating to, or associated with, evaluating, making and disposing of investments;
•	brokerage fees and commissions;
•	registration fees;

•	listing fees;
•	taxes;
•	independent director fees and expenses;
•	costs associated with our reporting and compliance obligations under the 1940 Act and applicable U.S. federal and state securities laws;
•	the costs of any reports, proxy statements or other notices to our stockholders, including printing costs;
•	costs of holding stockholder meetings;
•	our fidelity bond;
•	directors and officers/errors and omissions liability insurance and any other insurance premiums;
•	litigation, indemnification and other non-recurring or extraordinary expenses;
•	direct costs and expenses of administration and operation, including audit and legal costs;
•	fees and expenses associated with marketing efforts;
•	dues, fees and charges of any trade association of which we are a member; and
•	all other expenses reasonably incurred by us or the Administrator in connection with administering our business, including the allocable portion of overhead under the Administration Agreement, rent and our allocable portion of the costs and expenses of our chief compliance officer, chief financial officer and their respective staffs.

During periods of asset growth, we expect our general and administrative expenses to be relatively stable or decline as a percentage of total assets and increase during periods of asset declines. Incentive fees, interest expenses and costs relating to future offerings of securities would be additive to the expenses described above.

Recent Developments

On October 31, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which will be paid on December 29, 2014 to stockholders of record as of December 12, 2014.

Market Trends

Leveraged loan volume eased during the third quarter of 2014 compared to the second quarter of 2014. Volume was primarily driven by merger and acquisition activity in the broader middle-market. Retail demand for leveraged loans slowed and although somewhat offset by demand from the CLO market overall prices were lower compared to the second quarter.

Second-lien loan activity slowed in line with the overall market during the third quarter of 2014 compared to the second quarter of 2014. We believe there continues to be a scarcity of capital in the lower middle-market as many traditional lenders to these companies have exited the business due to regulatory restrictions, and many competitors have moved up-market to focus their attention on larger borrowers. Sponsor and club business continues to represent the majority of direct lending opportunities in the lower middle-market, although we have seen banks, other non-bank finance companies and funds begin to participate in select one-off financings as a result of the increase in available capital. We believe that our expertise in providing non-traditional financing solutions to the lower middle-market allows us to tailor loan structures that meet borrower objectives while commanding premium pricing and maximizing the preservation of capital although increased competition could result in spread compression.

Consolidated Results of Operations

The results of operations described below may not be indicative of the results we report in future periods. Net income can vary substantially from period to period for various reasons, including the recognition of realized gains and losses and unrealized appreciation and depreciation. As a result, quarterly comparisons of net income may not be meaningful.

Consolidated operating results for the three and nine months ended September 30, 2014 and September 30, 2013 are as follows:

(in thousands)	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Three Months Variance	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013	Nine Months Variance
	(Unaudited)	(Unaudited)		(Unaudited)	(Unaudited)
Net investment income	$6,261	$5,914	$347	$15,128	$14,001	$1,127
Total investment income	12,944	9,338	3,606	37,073	22,422	14,651
Net expenses	6,683	3,423	3,260	21,945	8,421	13,524
Net realized gain/(loss) on investments	1,198	(5,690)	6,888	10,894	(11,041)	21,935
Net change in unrealized (depreciation)/appreciation on investments	(2,378)	6,529	(8,907)	(1,206)	13,867	(15,073)

Net Investment Income

Net investment income for the three and nine months ended September 30, 2014 was $6.3 million and $15.1 million, respectively. Net investment income for the three and nine months ended September 30, 2013 was $5.9 million and $14.0 million, respectively.

Net investment income increased by $0.3 million for the three months ended September 30, 2014 from the three months ended September 30, 2013 and increased by $1.1 million for the nine months ended September 30, 2014 from the nine months ended September 30, 2013 as described below under “Investment Income” and “Expenses.”

Investment Income

Investment income for the three and nine months ended September 30, 2014 was $12.9 million and $37.1 million, respectively. Investment income for the three and nine months ended September 30, 2013 was $9.3 million and $22.4 million, respectively.

Investment income increased by $3.6 million for the three months ended September 30, 2014 from the three months ended September 30, 2013 due to an increase in interest income in the amount of $2.7 million and an increase in other income of $0.9 million. The increase in interest income was largely driven by the increase in the average portfolio investment balance during the three months ended September 30, 2014 as compared to September 30, 2013 due to the deployment of capital from the Company’s IPO. The increase in other income was driven by prepayment premiums received during the three months ended September 30, 2014.

Investment income increased by $14.7 million for the nine months ended September 30, 2014 from the nine months ended September 30, 2013 due to an increase in interest income in the amount of $12.5 million, an increase in other income of $1.8 million and an increase in dividend income in the amount of $0.4 million. The increase in interest income was largely driven by the increase in the average portfolio investment balance during the nine months ended September 30, 2014 as compared to September 30, 2013 due to the deployment of capital from the Company’s IPO. The increase in other income was driven by prepayment premiums received during the nine months ended September 30, 2014.

Expenses

Total expenses for the three and nine months ended September 30, 2014 were $6.7 million and $21.9 million, respectively. Total expenses for the three and nine months ended September 30, 2013 were $3.4 million and $8.4 million, respectively.

There were no fee or expense waivers for the three and nine months ended September 30, 2014. Total expenses for the three and nine months ended September 30, 2013 included total fee and expense waivers of $1.8 million and $4.0 million, respectively. Fee waivers for the three months ended September 30, 2013 were comprised of $1.9 million of management fees waived by the investment adviser. Fee waivers for the nine months ended September 30, 2013 were comprised of $3.8 million of management fees waived by the investment adviser and an aggregate of $0.1 million of directors’ fees waived by the independent directors and administration expenses waived by the Administrator.

The following tables summarize our expenses, net of fee waivers, and excluding accrued excise tax, the loss on refinancing of GLC Trust 2013-2 Revolver and the loss on refinancing of senior secured notes for the three and nine months ended September 30, 2014 and September 30, 2013, respectively:

(in thousands)	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Three Months Variance	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013	Nine Months Variance
	(Unaudited)	(Unaudited)		(Unaudited)	(Unaudited)
Interest	$1,871	$1,898	$(27)	$5,226	$4,901	$325
Management fees	2,024	—	2,024	5,997	593	5,404
Incentive fees	1,270	—	1,270	7,066	—	7,066
Professional fees	255	356	(101)	915	964	(49)
Directors fees	96	100	(4)	283	234	49
Administrator expenses	164	218	(54)	568	487	81
Other expenses	624	425	199	1,510	815	695
Total expenses	$6,304	$2,997	$3,307	$21,565	$7,994	$13,571

Interest expense increased $0.3 million for the nine months ended September 30, 2014 as compared to the nine months ended September 30, 2013 primarily due to an increase in average debt outstanding. As of September 30, 2014 and September 30, 2013, we had $228.0 and $187.7 million of debt outstanding, respectively.

Management fees increased $2.0 million and $5.4 million for the three and nine months ended September 30, 2014, respectively, from the three and nine months ended September 30, 2013 primarily due to the increase in total assets, as well as the change in the calculation of the management fees at the time of our initial public offering. Prior to the BDC Conversion, management fees were calculated as 1.50% of gross assets, excluding cash and cash equivalents but including assets purchased with borrowed funds (as defined in the financial statements). Post-BDC Conversion, management fees are calculated as 1.75% of gross assets, excluding cash and cash equivalents but including assets purchased with borrowed funds (as defined in the financial statements). For the three months ended March 31, 2013, the Investment Adviser irrevocably waived base management fees due under the Investment Advisory Agreement in excess of an annual rate of 1.50% of the average of the value of our net assets, including cash and cash equivalents (as defined in the financial statements), calculated at the end of the two most recently completed calendar quarters. For the three months ended June 30, 2013 and September 30, 2013, the Investment Adviser waived all management fees. The waived fees are not subject to recoupment by the Investment Adviser.

Incentive fees increased $1.3 million and $7.1 million for the three and nine months ended September 30, 2014, respectively, from the three and nine months ended September 30, 2013 primarily due to the increase in net investment income and realized gains, as well as the expiration of the full incentive fee waivers previously granted by the Investment Adviser. The waived fees are not subject to recoupment by the Investment Adviser.

Professional fees for the three months ended September 30, 2014 decreased by $0.1 million, from the three months ended September 30, 2013. Professional fees decreased by $0.1 million for the three months ended September 30, 2014 from the three months ended September 30, 2013 primarily a result of a decrease in audit and tax fees.

Other expenses for the three months ended September 30, 2014 increased by $0.2 million from the three months ended September 30, 2013 primarily as a result of servicing and other fees incurred by GLC Trust 2013-2. Other expenses for the nine months ended September 30, 2014 increased by $0.7 million from the nine months ended September 30, 2013 primarily as a result of premiums related to insurance policies entered into as a result of the completion of our IPO, as well as servicing and other fees incurred by GLC Trust 2013-2.

Accrued excise tax for the three and nine months ended September 30, 2014 totaled $0.1 million.

Net Realized Gain (Loss) and Unrealized Gain (Loss) on Investments

For the three and nine months ended September 30, 2014, we realized net gain on investments of $1.2 million and $10.9 million, respectively.

Net realized gains for the three months ended September 30, 2014 were the result of the sale of five portfolio companies, the early full repayment of eight portfolio companies and other partial repayments.

Net realized gains for the nine months ended September 30, 2014 were driven primarily by $8.1 million of realized gains incurred from the sale of the parent company of one portfolio company, Anchor Drilling Fluids USA, Inc. (“Anchor”), resulting in the early full repayment of the debt and sale of the equity, with the remaining net realized gain of $2.8 million resulting from the sale of thirteen portfolio companies, early full repayment of twenty-seven portfolio companies and other partial repayments.

For the three and nine months ended September 30, 2013, we realized net loss on investments of $(5.7) million and $(11.0) million, respectively.

Net realized losses for the three months ended September 30, 2013 were driven primarily by $(6.0) million of realized losses incurred as a result of the early full repayment of two portfolio companies. This was offset by net realized gains of $0.3 million resulting from the sale of thirteen portfolio companies, the early full repayment of four portfolio companies, one refinancing and other partial repayments.

Net realized losses for the nine months ended September 30, 2013 were driven primarily by $(5.7) million of realized losses incurred as a result of the distribution-in-kind of the assets of Next Generation Vending, LLC and $(6.0) million of realized losses incurred as a result of the early full repayment of two portfolio companies. This was offset by net realized gains of $0.7 million resulting from the early full repayment of twenty one portfolio companies, the sale of seventeen portfolio companies, one refinancing and other partial repayments.

For the three and nine months ended September 30, 2014, the net change in unrealized depreciation on investments was $(2.4) million and $(1.2) million, respectively.

The net change in unrealized depreciation for the three months ended September 30, 2014 was driven primarily by the negative credit related adjustment of one portfolio company in the amount of $(1.5) million. The remaining net change in unrealized depreciation on investments was due to the reversal of prior period unrealized appreciation of $(1.1) million, offset by the increase in the market value of the remaining portfolio of $0.2 million.

The net change in unrealized depreciation for the nine months ended September 30, 2014 was driven primarily by the reversal of prior period unrealized appreciation in the amount of $(1.8) million as a result of the sale of the parent company of Anchor and the negative credit related adjustment of two portfolio companies in the amount of $(3.3) million, offset by the increase in value of two portfolio companies in the amount of $3.8 million. The remaining net change in unrealized depreciation on investments was due to the reversal of prior period unrealized appreciation of $(0.6) million, offset by the increase in the market value of the remaining portfolio in the amount of $0.7 million.

For the three and nine months ended September 30, 2013, the net change in unrealized appreciation on investments was $6.5 million and $13.9 million, respectively.

The net change in unrealized appreciation for the three months ended September 30, 2013 was driven primarily by the reversal of prior period unrealized depreciation in the amount of $6.0 million as a result of the full repayment of two portfolio companies. The remaining net change in unrealized appreciation on investments was due to the increase in the market value of the remaining portfolio in the amount of $0.6 million, offset by the reversal of prior period unrealized appreciation of $(0.1) million.

The net change in unrealized appreciation for the nine months ended September 30, 2013 was driven primarily by the $5.7 million reversal of unrealized depreciation as a result of the distribution-in-kind of the investment in Next Generation Vending, LLC, the increase in the value of one portfolio company in the amount of $1.7 million and the reversal of prior period unrealized depreciation in the amount of $5.6 million as a result of the full repayment of two portfolio companies. The remaining net change in unrealized depreciation on investments was due to the increase in the market value of the remaining portfolio in the amount of $2.0 million and the reversal of prior period unrealized depreciation of $0.3 million, offset by negative credit related adjustment of two portfolio companies in the amount of $(1.4) million.

Net Increase in Net Assets from Operations

We had a net asset value per common share outstanding on September 30, 2014 of $15.59. We had a net asset value per common share outstanding on December 31, 2013 of $15.16.

Based on 16,758,779 basic weighted average shares outstanding, the net increase in net assets from operations per share for the nine months ended September 30, 2014 was $1.48.

Based on 14,672,034 basic weighted average shares outstanding, the net increase in net assets from operations per share for the nine months ended September 30, 2013 was $1.15.

Liquidity and Capital Resources

As a business development company, we distribute substantially all of our net income to our stockholders and will have an ongoing need to raise additional capital for investment purposes. We generate cash primarily from offerings of our securities, the CLO, as described below, the GLC Trust 2013-2 Notes, other borrowings we may incur and cash flows from operations.

In addition to proceeds from public and private offerings of securities, our CLO and our GLC Trust 2013-2 Notes, as of September 30, 2014 we have identified eleven portfolio companies with a total par value of $45.4 million and a fair value of $44.7 million which are transitory, which we define as those investments that generally yield less than 9.0%. We view these investments as an additional source of liquidity to meet our investment objectives.

Our primary use of funds from operations includes investments in portfolio companies, cash distributions to holders of our common stock, payments of interest on our debt, and payments of fees and other operating expenses we incur. We believe that our existing cash and cash equivalents and our transitory portfolio as of September 30, 2014 will be sufficient to fund our anticipated funding requirements through at least September 30, 2015.

On March 11, 2014 the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on March 28, 2014 to stockholders of record as of March 21, 2014. On May 6, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on June 27, 2014 to stockholders of record as of June 13, 2014. On August 4, 2014, the Board approved a distribution in the amount of $5.9 million, or $0.35 a share, which was paid on September 26, 2014 to stockholders of record as of September 12, 2014.

As of September 30, 2014 and December 31, 2013, we had cash and cash equivalents of $25.6 million and $13.7 million, respectively. Also, as of September 30, 2014 and December 31, 2013, we had restricted cash and cash equivalents of $15.5 million and $28.0 million, respectively. For purposes of U.S. generally accepted accounting principles, or U.S. GAAP, we consider cash equivalents to be highly liquid financial instruments with original maturities of three months or less and cash held in overnight sweep deposit accounts.

During the nine months ended September 30, 2014, cash and cash equivalents increased by $11.9 million as a result of net cash provided by operating activities of $21.5 million offset by cash used in financing activities in the amount of $9.6 million.

During the nine months ended September 30, 2014, cash provided by operating activities resulted mainly from net investment income in the amount of $15.1 million, $10.9 million of realized gains, repayments and sales of investments in the amount of $225.7 million and $91.4 million, respectively, as well as an increase in payables to affiliates in the amount of $3.6 million and a decrease in due from counterparties in the amount of $5.0 million, offset by purchases of investments in the amount of $325.0 million and a decrease in due to counterparties in the amount of $2.7 million. Net cash used in financing activities resulted from cash distributions in the amount of $17.6 million, repayments on the Class A-1R note in the amount of $16.0 million, repayment of the GLC Trust 2013-2 Revolver in the amount of $9.7 million and debt issuance costs of $0.5 million, offset by proceeds from the GLC Trust 2013-2 Notes in the amount of $34.2 million.

During the nine months ended September 30, 2013, cash and cash equivalents decreased by $18.6 million as a result of net cash used in operating activities of $151.1 million offset by cash provided by financing activities in the amount of $132.5 million.

During the nine months ended September 30, 2013, cash used in operating activities resulted from purchases of investments in the amount of $344.1 million offset by repayments and sales of investments in the amount of $100.0 million and $47.0 million, respectively, a decrease in cash and cash equivalents restricted accounts in the amount of $39.1 million, an increase in due to counterparties of $5.5 million and net investment income in the amount of $14.0 million. Net cash provided by financing activities resulted from proceeds received from net capital contributions from the sale of common shares of $86.9 million and borrowings in the amount of $50.0 million on the revolving loans and $12.7 million on the Class A-1T notes under the Credit Facility, offset by cash distributions in the amount of $14.1 million and debt issuance costs of $3.0 million.

As of September 30, 2014 and December 31, 2013, we had $31.2 million and $9.2 million, respectively, of unfunded obligations with a fair value of $(0.5) million and $(0.1) million, respectively. These amounts may or may not be funded to the borrowing party now or in the future. The unfunded commitments relate to loans with various maturity dates, but the entire amount was eligible for funding to the borrowers as of September 30, 2014 and December 31, 2013, respectively, subject to the terms of each loan’s respective credit agreement.

Portfolio Composition and Select Portfolio Information

As of September 30, 2014, we held investments in 56 portfolio companies with a fair value of $448.6 million. As of September 30, 2014, our portfolio had an average investment size of approximately $6.6 million, a weighted average yield of 10.0% and a weighted average contractual maturity of 45 months.

The following table shows select information of our portfolio for the periods from September 30, 2013 to September 30, 2014.

Summary of Portfolio characteristics ($ in millions)	September 30, 2014	June 30, 2014	March 31, 2013	December 31, 2013	September 30, 2013
Total Market Value	$448.6	$433.6	$455.2	$429.1	$411.5
Number of portfolio companies	56	62	71	70	71
Average investment size(1)	$6.6	$5.8	$5.3	$5.0	$5.1
Weighted average yield(2)	10.0%	10.4%	10.0%	9.8%	9.5%
Weighted average price(1)	98.0	98.3	99.1	99.2	98.6
First lien	78.8%	77.1%	85.3%	88.1%	90.8%
Second lien	6.2%	4.%	5.2%	4.3%	3.3%
Mezzanine	1.6%	1.7%	1.6%	1.7%	1.7%
Subordinated	0.9%	1.3%	—%	—%	—%
Unsecured	—%	1.5%	—%	—%	—%
Consumer loans	9.0%	10.5%	5.3%	3.9%	2.2%
Real estate loans	2.3%	2.3%	2.2%	—%	—%
Equity	1.2%	1.5%	0.4%	2.0%	1.9%
Core(5)	90.0%	83.7%	70.6%	68.0%	57.2%
Transitory(5)	10.0%	16.3%	29.4%	32.0%	42.8%
Originated(3)	46.9%	39.6%	36.1%	32.3%	26.3%
Club(4)	24.2%	24.7%	19.9%	15.8%	15.0%
Purchased	28.9%	35.7%	44.0%	51.9%	58.7%
Fixed(1)	13.8%	12.3%	8.1%	5.0%	4.1%
Floating(1)	86.2%	87.7%	91.9%	95.0%	95.9%
Performing(1)	99.1%	98.8%	100.0%	100.0%	98.9%
Non-performing(1)	0.9%	1.2%	—%	—%	1.1%
Weighted average debt/EBITDA(1)(2)(6)	3.4x	3.5x	3.5x	3.6x	3.7x
Weighted average risk rating(1)	2.40	2.40	2.28	2.21	2.21

(1)	Excludes consumer loans and equity investments.
(2)	Excludes investments with a risk rating of 4, unfunded revolvers and equity investments.
(3)	Originated positions include investments where we have sourced and led the execution of the deal.
(4)	Club positions include investments where we provided direct lending to a borrower with one or two other lenders but did not lead the deal.
(5)	June 30, 2014 includes the transfer of three portfolio companies with a par value of $13.2 million and a weighted average yield of 19.3%, from Transitory to Core. Excluding these investments from the current quarter core the average yield of core deals closed during the quarter was 11.8%.
(6)	Excludes non-operating portfolio companies, which we define as those loans collateralized by real estate, proved developed producing value or other hard assets.

Ongoing Monitoring

We view active portfolio monitoring as a vital part of the investment process. Our Investment Adviser monitors the financial trends of each portfolio company to determine if they are meeting their respective business plans and to assess the appropriate course of action for each company.

Our Investment Adviser uses several methods of evaluating and monitoring the performance and fair value of our investments, which may include the following:

•	assessment of success in adhering to portfolio company’s business plan and compliance with covenants;

•	periodic and regular contact with portfolio company management and, if appropriate, the portfolio company’s financial or strategic sponsor, to discuss financial position, requirements and accomplishments;
•	comparisons to other portfolio companies in the industry, if any;
•	attendance at and participation in board meetings; and
•	review of monthly and quarterly financial statements and financial projections for portfolio companies.

Our Investment Adviser assigns an internal rating for each of our portfolio companies. The rating scale is a numeric scale of 1 to 4 based on the credit attributes and prospects of the portfolio company’s business. In general, we use the ratings as follows:

•	a rating of 1 denotes a high quality investment with no loss of principal expected;
•	a rating of 2 denotes a moderate to high quality investment with no loss of principal expected;
•	a rating of 3 denotes a moderate quality investment with market rates of expected loss of principal and potential non-compliance with financial covenants; and
•	a rating of 4 denotes a low quality investment with an expected loss of principal. In case of risk grade 4 loans, our Investment Adviser will assign a recovery value to the loan.

The following table shows the distribution of our investments on the 1 to 4 investment performance rating scale at fair value as of September 30, 2014 and December 31, 2013.

	As of September 30, 2014		As of December 31, 2013
($ in millions)	Investments at Fair Value(1)	Percentage of Total Investments	Investments at Fair Value(1)	Percentage of Total Investments
Risk Rating 1	$12.8	3.3%	$2.9	0.7%
Risk Rating 2	229.4	58.4	330.8	82.0
Risk Rating 3	139.8	35.6	69.5	17.2
Risk Rating 4	10.5	2.7	0.5	0.1
	$392.5	100.0%	$403.7	100.0%

(1)	Excludes $56.1 million and $25.4 million of consumer loans, real estate loans and equity investments as of September 30, 2014 and December 31, 2013, respectively. Certain reclassifications have been made for previous periods in order to conform to the current period’s presentation.

Inflation

Inflation has not had a significant effect on our results of operations in any of the reporting periods presented in our financial statements. However, from time to time, inflation may impact the operating results of our portfolio companies.

Off-Balance Sheet Arrangements

We may become a party to financial instruments with off-balance sheet risk in the normal course of our business to meet the financial needs of our portfolio companies. These instruments may include commitments to extend credit and involve, to varying degrees, elements of liquidity and credit risk in excess of the amount recognized in the balance sheet. As of September 30, 2014 and December 31, 2013, we had $31.2 million and $9.7 million of outstanding commitments to fund such investments, respectively.

Contractual Obligations

A summary of our significant contractual payment obligations as of September 30, 2014 is as follows:

	Payments Due by Period (in millions)
	Less Than 1 Year	1 – 3 Years	3 – 5 Years	More Than 5 Years	Total
CLO	$—	$—	$—	$194.4	$194.4
GLC Trust 2013-2 Class A Notes	—	—	—	34.8	34.8
Unfunded commitments(1)	31.2	—	—	—	31.2
Commitments to purchase loans	—	—	—	—	—
Total contractual obligations	$31.2	$—	$—	$229.2	$260.4

(1)	Unfunded commitments represent all amounts unfunded as of September 30, 2014. These amounts may or may not be funded to the borrowing party in the future. The unfunded commitments are related to senior secured revolving loans. We reflect this amount in the less than one-year category because the entire amount was eligible for funding as of September 30, 2014.

We have certain contracts under which we have material future commitments. Under the Investment Advisory Agreement, the Investment Adviser provides us with investment advisory and management services. We have agreed to pay for these services (1) a base management fee equal to a percentage of the average adjusted value of our gross assets and (2) an incentive fee based on our performance.

We entered into the Administration Agreement on October 9, 2012 with the Administrator. Under the Administration Agreement, the Administrator furnishes us with office facilities and equipment, provides us clerical, bookkeeping and record keeping services and provides us with other administrative services necessary to conduct our day-to-day operations.

If any of the contractual obligations discussed above are terminated, our costs under any new agreements that we enter into may increase. In addition, we would likely incur significant time and expense in locating alternative parties to provide the services we expect to receive under our Investment Advisory Agreement and our Administration Agreement. Any new investment advisory agreement would also be subject to approval by our stockholders.

Both the Investment Advisory Agreement and the Administration Agreement may be terminated by either party without penalty upon no fewer than 60 days’ written notice to the other.

Critical Accounting Policies

The preparation of our financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Changes in the economic environment, financial markets and any other parameters used in determining such estimates could cause actual results to differ. We have identified the following as critical accounting policies.

Basis for Consolidation

Under the investment company rules and regulations pursuant to the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies, codified in Topic 946, Financial Services-Investment Companies, or ASC Topic 946, we are precluded from consolidating any entity other than another investment company. We generally consolidate any investment company when we own 100% of its partners’ or members’ capital or equity units. ASC Topic 946 also provides an exception to the aforementioned if the investment company has an investment in a controlled operating company that provides substantially all of its services to the investment company. GF 2013-2 Manager owns a 100% equity interest in GF 2013-2, which is an investment company for accounting purposes, and also provides collateral management services solely to GF 2013-2. As such, we have consolidated the accounts of these entities into our financial statements. Our blocker subsidiaries, Walnut Hill II LLC, Forest Park II LLC and GLC Trust 2013-2, are 100% owned investment companies for accounting purposes. As such, we have consolidated the accounts of these entities into our financial statements. As a result of this consolidation, the amounts outstanding under the CLO and the GLC Trust 2013-2 Notes are treated as our indebtedness. We dissolved Garrison Capital CLO Ltd. as of April 8, 2013 and GF 2010-1 was dissolved on June 5, 2013.

Valuation of Portfolio Investments

We value our investments in accordance with ASC, Topic 820, Fair Value Measurements and Disclosures, or ASC 820. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820’s definition of fair value focuses on exit price in the principal, or most advantageous, market and prioritizes the use of market-based inputs over entity-specific inputs within a measurement of fair value. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 —	quoted unadjusted prices in active markets for identical investments as of the reporting date.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Investment Adviser’s own assumptions about the assumptions market participants would use in determining the fair values of investments).

The valuation process is conducted at the end of each fiscal quarter, with a portion of our valuations of portfolio companies without market quotations subject to review by the independent valuation firms each quarter.

Our portfolio consists of primarily debt investments and unsecured consumer loans. The fair value of our investments is initially determined by investment professionals of the Investment Adviser and ultimately determined by the Board on a quarterly basis.

In valuing our debt investments, the Investment Adviser generally uses various approaches, including, but not limited to, proprietary models that consider the analyses of independent valuation agents as well as credit risk, liquidity, market credit spreads, other applicable factors for similar transactions, bid quotations obtained from other financial institutions that trade in similar investments or based on bid prices provided by independent third party pricing services.

The types of factors that the Board may take into account when reviewing the fair value initially derived by the Investment Adviser and determining the fair value of the our debt investments generally include, as appropriate, comparison to publicly traded securities, including such factors as yield, maturity and measures of credit quality, the enterprise value of a portfolio company, the nature and realizable value of any collateral, the portfolio company’s ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business and other relevant factors.

In valuing our unsecured consumer loans, the Investment Adviser generally uses a discounted cash flow methodology based upon a set of assumptions. The primary assumptions used to value the unsecured consumer loans include prepayment and default rates derived from historical performance, actual performance as compared to historical projections and discount rate.

The types of factors that the Board may take into account when reviewing the fair value initially derived by the Investment Adviser and determining the fair value of the our consumer loan investments generally include, as appropriate, prepayment and default rates derived from historical performance, actual performance as compared to historical projections and discount rates.

Our Board of Directors has retained several independent valuation firms to review the valuation of each portfolio investment that does not have a readily available market quotation at least once during each 12-month period. To the extent a security is reviewed in a particular quarter, it is reviewed and valued by only one service provider. However, our Board of Directors does not intend to have de minimis investments of less than 0.5% of our total assets (up to an aggregate of 10% of our total assets) independently reviewed. Our Board of Directors is ultimately and solely responsible for determining the fair value of our assets using a documented valuation policy and consistently applied valuation process.

Due to the nature of our strategy, our portfolio includes relatively illiquid investments that are privately held. Inputs into the determination of fair value of our portfolio investments require significant management judgment or estimation. This means that our portfolio valuations are based on unobservable inputs and our own assumptions about how market participants would price the asset or liability in question. Valuations of privately held investments are inherently uncertain and they may fluctuate over short periods of time and may be based on estimates. The determination of fair value by our board of directors may differ materially from the values that would have been used if a ready market for these investments existed. Our net asset value could be materially affected if the determinations regarding the fair value of our investments were materially higher or lower than the values that we ultimately realized upon the disposal of such investments.

The valuation process is conducted at the end of each fiscal quarter, with a portion of our valuations of portfolio companies without market quotations subject to review by the independent valuation firms each quarter. When an external event with respect to one of our portfolio companies, such as a purchase transaction, public offering or subsequent equity sale occurs, we expect to use the pricing indicated by the external event to corroborate our valuation.

With respect to investments for which market quotations are not readily available, our board of directors will undertake a multi-step valuation process each quarter, as described below:

•	Our quarterly valuation process begins with each portfolio company or investment being initially valued by investment professionals of our Investment Adviser responsible for credit monitoring.
•	Preliminary valuation conclusions are then documented and discussed with our senior management and our Investment Adviser.
•	The valuation committee of the Board of Directors reviews these preliminary valuations.
•	At least once annually, the valuation for each portfolio investment that does not have a readily available quotation is reviewed by an independent valuation firm, subject to the de minimis exception above.
•	The Board of Directors discusses valuations and determines the fair value of each investment in our portfolio in good faith.

Net assets could be materially affected if the determinations regarding the fair value of the investments were materially higher or lower than the values that are ultimately realized upon the disposal of such investments.

Investment Transactions and Related Investment Income and Expense

We record our investment transactions on a trade date basis, which is the date when we have determined that all material terms have been defined for the transactions. These transactions could possibly settle on a subsequent date depending on the transaction type. All related revenue and expenses attributable to these transactions are reflected on the consolidated statement of operations commencing on the trade date unless otherwise specified by the transaction documents. Realized gains and losses on investment transactions are recorded on the specific identification method.

We accrue interest income if we expect that ultimately we will be able to collect it. Generally, when an interest default occurs on a loan in our portfolio, or if our management otherwise believes that the issuer of the loan will not be able to service the loan and other obligations, we will place the loan on non-accrual status and will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, we remain contractually entitled to this interest. We may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection. Accrued interest is written off when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. For the three and nine months ended September 30, 2014, the Company recognized $322,313 and $627,772, respectively, in charge offs in realized losses from investments for consumer loans held by GLC Trust 2013-2, and had one investment placed on non-accrual status.

Any original issue discounts, as well as any other purchase discounts or premiums on debt investments, are accreted or amortized and included in interest income over the maturity periods of the investments.

Interest Expense

Interest expense is recorded on an accrual basis and is adjusted for amortization of deferred debt issuance costs.

Other Expenses

Certain expenses related to, but not limited to, rating fees, due diligence, valuation expenses and independent collateral appraisals may arise when we make certain investments. These expenses are recognized in the consolidated statement of operations within ratings fees and other expenses as they are incurred.

Loan Origination, Facility, Commitment and Amendment Fees

We may receive loan origination, facility, commitment and amendment fees in addition to interest income from the loans during the life of the investment. We may receive origination fees upon the origination of an investment. Origination fees are initially deferred and reduced from the cost basis of the investment and subsequently accreted into interest income over the remaining stated term of the loan. Facility fees, sometimes referred to as asset management fees, are accrued as a percentage periodic fee on the base amount (either the funded facility amount or the committed principal amount). Commitment fees are based upon the undrawn portion committed by us and are recorded on an accrual basis. Amendment fees are paid in connection with loan amendments and waivers and are recognized upon completion of the amendments or waivers, generally when such fees are receivable. Upon the prepayment of a loan or debt security, any unamortized loan origination fees are recorded as interest income. We record prepayment premiums on loans and debt securities as interest income when we receive such amounts. Any such fees are included in interest income on the consolidated statement of operations. For the three months ended September 30, 2014 and September 30, 2013, other income in the amount of $935,040 and $45,414, respectively, was included in interest income. For the nine months ended September 30, 2014 and September 30, 2013, other income in the amount of $2,236,190 and $446,744, respectively, was included in interest income.

Distributions

Dividends and distributions to common stockholders are recorded on the ex-dividend date. The amount to be paid out as a distribution is determined by our board of directors each quarter and is generally based upon the earnings estimated by management. Net realized capital gains, if any, are distributed at least annually, although we may decide to retain such capital gains for investment.

We have adopted a dividend reinvestment plan that provides for reinvestment of our dividends and other distributions on behalf of our stockholders, unless a stockholder elects to receive cash as provided below. As a result, if our board of directors authorizes, and we declare, a cash dividend or other distribution, then our stockholders who have not ‘opted out’ of our dividend reinvestment plan will have their cash distribution automatically reinvested in additional shares of our common stock, rather than receiving the cash distribution.

No action is required on the part of a registered stockholder to have their cash dividend or other distribution reinvested in shares of our common stock. A registered stockholder may elect to receive an entire distribution in cash by notifying American Stock Transfer & Trust Company, LLC, the plan administrator and our transfer agent and registrar, in writing so that such notice is received by the plan administrator no later than the record date for distributions to stockholders. The plan administrator will set up an account for shares acquired through the plan for each stockholder who has not elected to receive dividends or other distributions in cash and hold such shares in non-certificated form. Upon request by a stockholder participating in the plan, received in writing not less than 10 days prior to the record date, the plan administrator will, instead of crediting shares to the participant’s account, issue a certificate registered in the participant’s name for the number of whole shares of our common stock and a check for any fractional share. The plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds of the sale of any fractional share of common stock.

Those stockholders whose shares are held by a broker or other financial intermediary may receive dividends and other distributions in cash by notifying their broker or other financial intermediary of their election.

Income Tax

As a business development company, we elected to be treated as a RIC under Subchapter M of the Code and we intend to qualify annually for such treatment.

We comply with all RIC qualification provisions contained in the Code including certain source-of-income and asset diversification requirements as well as the annual distribution requirements, which require us to distribute to our stockholders an amount equal at least 90% of “investment company taxable income.” “Investment company taxable income” is generally defined as net ordinary income plus the excess of realized net short-term capital gains over realized net long-term capital losses. As a RIC, we do not have to pay corporate-level U.S. federal income taxes on any net ordinary income or net capital gains that we distribute to our stockholders in a timely manner. However, we are subject to U.S. federal income taxes at regular corporate tax rates on any net ordinary income or net capital gain not distributed to our stockholders assuming at least 90% of our investment company taxable income is distributed each taxable year.

Depending on the level of taxable income earned in a tax year, the Company may choose to retain taxable income in excess of current year dividend distributions, and would distribute such taxable income in the next tax year. The Company would then pay a 4% excise tax on such income, as required. To the extent that the Company determines that its estimated current year annual taxable income, determined on a calendar basis, could exceed estimated current calendar year dividend distributions, the Company accrues excise tax, if any, on estimated excess taxable income as taxable income is earned. For the three and nine months ended September 30, 2014 and September 30, 2013, $136,000 and $0 was recorded for U.S. federal excise tax.

Item 3: Quantitative and Qualitative Disclosures About Market Risk

We are subject to financial market risks, including changes in interest rates. During the period covered by our financial statements, the majority of the loans in our portfolio had floating interest rates, and we expect that our loans in the future will also have floating interest rates. These loans are usually based on a floating LIBOR and typically have interest rate re-set provisions that adjust applicable LIBOR under such loans to current market rates on a regular basis. In addition, the CLO has a floating interest rate provision based on a cost of funds that approximates LIBOR and we expect that any other credit facilities into which we enter in the future may have floating interest rate provisions.

Assuming that the interim and unaudited consolidated statement of financial condition as of September 30, 2014 were to remain constant and that we took no actions to alter our existing interest rate sensitivity, the following table shows the annualized impact of hypothetical base rate changes in interest rates.

Change in interest rates (in thousands)	Increase (decrease) in interest income	Increase (decrease) in interest expense	Net increase (decrease) in investment income
Down 25 basis points	$0	$(287)	$287
Up 50 basis points	52	1,227	(1,175)
Up 100 basis points	619	2,373	(1,754)
Up 200 basis points	3,833	4,664	(831)
Up 300 basis points	7,319	6,955	364

Although management believes that this analysis is indicative of our existing sensitivity to interest rate changes, it does not adjust for changes in the credit markets, the size, credit quality or composition of the assets in our portfolio and other business developments, including indebtedness under the CLO or other borrowings, that could affect net increase in net assets resulting from operations, or net income. Accordingly, we cannot assure you that actual results would not differ materially from the statement above.

We may in the future hedge against currency and interest rate fluctuations by using standard hedging instruments such as futures, forward contracts, currency options and interest rate swaps, caps, collars and floors, and the collateral manager may engage in similar hedging activities with respect to the obligations of the CLO, to the extent permitted under the 1940 Act and applicable commodities laws. While hedging activities may insulate us against adverse changes in currency exchange and interest rates, they may also limit our ability to participate in the benefits of lower interest rates with respect to the investments in our portfolio with fixed interest rates. We, our Investment Adviser and the collateral manager have not hedged any of the obligations of the CLO.

Item 4: Controls and Procedures

As of the period covered by this report, we, including our chief executive officer and chief financial officer, evaluated the effectiveness of the design and operation of our disclosure controls and procedures (as defined in Rule 13a-15(e) under the Exchange Act). Based on our evaluation, our management, including the chief executive officer and chief financial officer, concluded that our disclosure controls and procedures were effective in timely alerting management, including the chief executive officer and chief financial officer, of material information about us required to be included in our periodic SEC filings. However, in evaluating the disclosure controls and procedures, management recognized that any controls and procedures, no matter how well designed and operated, are based upon certain assumptions about the likelihood of future events and can provide only reasonable assurance of achieving the desired control objectives, and management necessarily was required to apply its judgment in evaluating the cost-benefit relationship of possible controls and procedures. There has not been any change in our internal controls over financial reporting (as defined in Rule 13a-15(f) under the Exchange Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, our internal controls over financial reporting.

Part II — Other Information

Item 1: Legal Proceedings

Garrison Capital, the Investment Adviser and the Administrator are not currently subject to any material legal proceedings.

Item 1A: Risk Factors

In addition to other information set forth in this report, you should carefully consider the “Risk Factors” discussed in our Annual Report on Form 10-K filed with the SEC on March 13, 2014, and our Form N-2, as amended, filed on July 11, 2014 (effective as of July 14, 2014), which could materially affect our business, financial condition and/or operating results. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially affect our business, financial condition and/or operating results.

Item 2: Unregistered Sales of Equity Securities and Use of Proceeds

None.

Item 3: Defaults Upon Senior Securities

None.

Item 4: Mine Safety Disclosures

Not applicable.

Item 5: Other Information

Effective as of the conclusion of the meeting of our Board of Directors on October 31, 2014, Julian Weldon resigned as Chief Compliance Officer and Secretary of Garrison Capital. Matthew B. Goldstein will serve as our Chief Compliance Officer and Secretary effective on October 31, 2014.

Item 6: Exhibits

EXHIBIT INDEX

Number	Description
31.1*	Certifications by Chief Executive Officer pursuant to Exchange Act Rule 13a-14(a), as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
31.2*	Certifications by Chief Financial Officer pursuant to Exchange Act Rule 13a-14(a), as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
32.1*	Certification by Chief Executive Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
32.2*	Certification by Chief Financial Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
99.1*	GLC Trust 2013-2 Consumer Loan Pool Schedule of Investments.

*	Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Garrison Capital Inc.
Dated: November 5, 2014	By /s/ Joseph Tansey Joseph Tansey Chief Executive Officer (Principal Executive Officer)
Dated: November 5, 2014	By /s/ Brian Chase Brian Chase Chief Financial Officer (Principal Accounting and Financial Officer)

Exhibit 31.1

EXHIBIT 31.1

CERTIFICATION PURSUANT TO SECTION 302
CHIEF EXECUTIVE OFFICER CERTIFICATION

I, Joseph Tansey, Chief Executive Officer of Garrison Capital Inc., certify that:

1.	I have reviewed this Quarterly Report on Form 10-Q of Garrison Capital Inc.;
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;
4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the registrant and have:
a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and
b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 5, 2014

By:	/s/ Joseph Tansey Joseph Tansey Chief Executive Officer

EXHIBIT 31.2

CERTIFICATION PURSUANT TO SECTION 302
CHIEF FINANCIAL OFFICER CERTIFICATION

I, Brian Chase, Chief Financial Officer of Garrison Capital Inc., certify that:

1.	I have reviewed this Quarterly Report on Form 10-Q of Garrison Capital Inc.;
2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;
4.	The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the registrant and have:
a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and
b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 5, 2014

By:	/s/ Brian Chase Brian Chase Chief Financial Officer

Exhibit 32.1

CERTIFICATION OF CHIEF EXECUTIVE OFFICER
Pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 (18 U.S.C. Section 1350)

In connection with this Report on Form 10-Q for the quarterly period ended September 30, 2014 (the “Report”) of Garrison Capital Inc. (the “Registrant”), as filed with the Securities and Exchange Commission on the date hereof, I, Joseph Tansey, Chief Executive Officer of the Registrant, hereby certify, to the best of my knowledge, that:

(1)	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and
(2)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

/s/ Joseph Tansey

Joseph Tansey
Chief Executive Officer
November 5, 2014

Exhibit 32.2

CERTIFICATION OF CHIEF FINANCIAL OFFICER
Pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 (18 U.S.C. Section 1350)

In connection with this Report on Form 10-Q for the quarterly period ended September 30, 2014 (the “Report”) of Garrison Capital Inc. (the “Registrant”), as filed with the Securities and Exchange Commission on the date hereof, I, Brian Chase, Chief Financial Officer of the Registrant, hereby certify, to the best of my knowledge, that:

(1)	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and
(2)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

/s/ Brian Chase

Brian Chase
Chief Financial Officer
November 5, 2014

Exhibit 99.1

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1	5/22/2018	14.74%	6,606	6,606	6,585
Loan ID 2	5/22/2016	24.19%	3,216	3,216	3,099
Loan ID 3	5/22/2018	10.99%	18,441	18,441	18,366
Loan ID 4	5/22/2016	12.49%	1,323	1,323	1,309
Loan ID 5	5/22/2018	21.79%	16,585	16,585	16,441
Loan ID 6	5/22/2018	14.74%	20,020	20,020	19,954
Loan ID 7	5/22/2016	18.99%	1,290	1,290	1,259
Loan ID 8	5/22/2016	12.99%	8,998	8,998	8,903
Loan ID 9	5/22/2018	16.99%	8,653	8,653	8,625
Loan ID 10	5/22/2016	21.24%	4,328	4,328	4,223
Loan ID 11	5/22/2018	10.49%	19,562	19,562	19,484
Loan ID 12	5/22/2018	15.19%	20,038	20,038	19,973
Loan ID 13	5/22/2018	14.74%	10,829	10,829	10,794
Loan ID 16	5/22/2016	28.59%	2,633	2,633	2,546
Loan ID 17	5/22/2016	17.34%	9,306	9,306	9,081
Loan ID 19	5/22/2018	12.19%	19,749	19,749	19,669
Loan ID 20	5/22/2018	15.19%	12,079	12,079	12,040
Loan ID 21	5/22/2018	12.19%	10,269	10,269	10,228
Loan ID 22	5/23/2016	29.32%	2,631	2,631	2,545
Loan ID 24	5/23/2016	18.64%	7,821	7,821	7,631
Loan ID 26	5/23/2018	12.19%	4,420	4,420	4,403
Loan ID 27	5/23/2016	12.99%	4,525	4,525	4,477
Loan ID 28	5/23/2018	15.79%	8,053	8,053	8,026
Loan ID 29	5/23/2018	18.19%	2,853	2,853	2,844
Loan ID 30	5/23/2016	24.92%	6,456	6,456	6,223
Loan ID 31	5/23/2016	13.59%	12,762	12,762	12,548
Loan ID 32	5/23/2016	31.34%	2,670	2,670	2,571
Loan ID 34	5/23/2016	17.34%	2,981	2,981	2,909
Loan ID 35	5/23/2018	12.69%	7,085	7,085	7,056
Loan ID 36	5/23/2016	15.59%	1,225	1,225	1,205
Loan ID 37	5/23/2018	23.59%	3,498	3,498	3,458
Loan ID 38	5/23/2016	14.59%	1,218	1,218	1,198
Loan ID 39	5/23/2016	12.99%	3,017	3,017	2,985
Loan ID 40	5/23/2016	29.32%	2,655	2,655	2,568
Loan ID 41	5/23/2018	19.14%	10,646	10,646	10,553
Loan ID 42	5/24/2016	18.99%	6,249	6,249	6,097
Loan ID 43	5/24/2016	18.99%	1,875	1,875	1,829
Loan ID 44	5/24/2016	12.49%	4,933	4,933	4,881
Loan ID 45	5/24/2018	14.19%	11,978	11,978	11,939
Loan ID 46	5/24/2018	18.74%	8,179	8,179	8,108
Loan ID 47	5/24/2016	24.92%	9,579	9,579	9,233
Loan ID 48	5/24/2016	20.99%	9,479	9,479	9,250
Loan ID 49	5/24/2016	12.03%	5,999	5,999	5,935
Loan ID 50	5/24/2018	9.49%	19,451	19,451	19,373
Loan ID 51	5/24/2016	18.99%	4,999	4,999	4,878
Loan ID 52	5/24/2016	12.99%	4,827	4,827	4,776
Loan ID 53	5/24/2016	15.99%	7,984	7,984	7,850
Loan ID 54	5/24/2018	13.34%	7,949	7,949	7,917
Loan ID 55	5/24/2016	9.24%	2,359	2,359	2,334
Loan ID 57	5/24/2018	25.79%	10,129	10,129	10,012
Loan ID 58	5/24/2016	18.99%	9,373	9,373	9,146
Loan ID 59	5/24/2018	15.79%	20,132	20,132	20,066
Loan ID 60	5/24/2018	30.96%	3,448	3,448	3,417
Loan ID 61	5/24/2016	16.79%	12,341	12,341	12,134
Loan ID 62	5/24/2018	12.69%	14,258	14,258	14,201
Loan ID 63	5/24/2018	18.19%	12,227	12,227	12,187
Loan ID 64	5/24/2016	15.99%	1,380	1,380	1,357
Loan ID 65	5/24/2018	16.49%	12,123	12,123	12,083
Loan ID 66	5/24/2016	16.39%	1,231	1,231	1,211

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 67	5/24/2016	11.53%	8,373	8,373	8,285
Loan ID 68	5/24/2018	18.19%	12,227	12,227	12,187
Loan ID 69	5/24/2018	21.79%	9,951	9,951	9,864
Loan ID 70	5/24/2018	15.19%	9,633	9,633	9,602
Loan ID 71	5/24/2018	13.34%	11,924	11,924	11,876
Loan ID 72	5/24/2018	25.06%	8,415	8,415	8,317
Loan ID 73	5/24/2016	25.66%	4,084	4,084	3,936
Loan ID 74	5/24/2018	22.09%	20,760	20,760	20,579
Loan ID 75	5/24/2018	17.69%	12,196	12,196	12,156
Loan ID 76	5/24/2018	19.84%	8,217	8,217	8,145
Loan ID 77	5/24/2018	17.69%	2,033	2,033	2,026
Loan ID 78	5/24/2016	17.34%	5,787	5,787	5,647
Loan ID 79	5/24/2018	15.79%	28,185	28,185	28,093
Loan ID 80	5/24/2018	22.09%	12,456	12,456	12,348
Loan ID 81	5/28/2018	19.14%	9,805	9,805	9,720
Loan ID 83	5/28/2016	14.14%	9,113	9,113	8,960
Loan ID 84	5/28/2018	18.19%	2,871	2,871	2,861
Loan ID 85	5/28/2018	13.34%	3,407	3,407	3,394
Loan ID 86	5/28/2016	29.32%	2,643	2,643	2,556
Loan ID 87	5/28/2016	18.99%	3,078	3,078	3,004
Loan ID 88	5/28/2018	30.96%	3,510	3,510	3,479
Loan ID 89	5/28/2016	21.24%	1,266	1,266	1,235
Loan ID 90	5/28/2018	16.99%	8,102	8,102	8,076
Loan ID 91	5/28/2018	9.99%	13,655	13,655	13,600
Loan ID 92	5/28/2016	18.99%	5,311	5,311	5,183
Loan ID 93	5/28/2016	27.86%	2,623	2,623	2,537
Loan ID 94	5/28/2016	27.86%	2,623	2,623	2,537
Loan ID 96	5/28/2018	16.49%	12,123	12,123	12,083
Loan ID 97	5/28/2016	15.99%	6,142	6,142	6,039
Loan ID 98	5/28/2018	19.84%	1,643	1,643	1,629
Loan ID 99	5/28/2016	13.59%	9,083	9,083	8,931
Loan ID 100	5/28/2018	18.19%	12,227	12,227	12,187
Loan ID 101	5/28/2016	12.99%	5,430	5,430	5,373
Loan ID 102	5/28/2016	23.46%	9,627	9,627	9,279
Loan ID 103	5/28/2018	19.84%	8,217	8,217	8,145
Loan ID 104	5/28/2018	21.79%	15,756	15,756	15,619
Loan ID 105	5/28/2016	14.14%	4,253	4,253	4,181
Loan ID 106	5/28/2018	19.84%	12,325	12,325	12,218
Loan ID 107	5/28/2018	19.14%	8,598	8,598	8,524
Loan ID 108	5/28/2018	23.59%	7,525	7,525	7,437
Loan ID 109	5/28/2016	9.24%	2,654	2,654	2,626
Loan ID 110	5/28/2018	19.84%	16,433	16,433	16,290
Loan ID 111	5/28/2016	24.19%	6,431	6,431	6,198
Loan ID 112	5/29/2018	19.84%	12,345	12,345	12,237
Loan ID 113	5/29/2018	21.79%	12,439	12,439	12,330
Loan ID 114	5/29/2018	29.16%	3,424	3,424	3,393
Loan ID 115	5/29/2016	9.74%	2,032	2,032	2,010
Loan ID 116	5/29/2018	20.99%	8,261	8,261	8,190
Loan ID 117	5/29/2018	9.99%	13,655	13,655	13,600
Loan ID 118	5/29/2016	10.89%	11,915	11,915	11,789
Loan ID 119	5/29/2018	23.59%	8,360	8,360	8,263
Loan ID 120	5/29/2018	9.99%	11,704	11,704	11,657
Loan ID 121	5/29/2018	14.74%	10,411	10,411	10,377
Loan ID 123	5/29/2018	12.19%	7,899	7,899	7,868
Loan ID 124	5/29/2016	13.59%	7,266	7,266	7,144
Loan ID 125	5/29/2018	12.19%	11,866	11,866	11,819
Loan ID 126	5/29/2016	21.99%	2,470	2,470	2,381
Loan ID 127	5/29/2016	16.79%	1,234	1,234	1,213
Loan ID 128	5/29/2018	15.19%	2,007	2,007	2,000
Loan ID 129	5/29/2018	16.49%	5,253	5,253	5,236

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 130	5/29/2016	24.92%	2,582	2,582	2,489
Loan ID 131	5/29/2018	11.69%	5,514	5,514	5,492
Loan ID 133	5/29/2016	27.86%	2,623	2,623	2,536
Loan ID 134	5/29/2018	17.69%	16,261	16,261	16,208
Loan ID 135	5/29/2016	10.89%	1,787	1,787	1,768
Loan ID 136	5/29/2018	26.72%	12,712	12,712	12,564
Loan ID 137	5/29/2016	26.39%	2,277	2,277	2,202
Loan ID 139	5/29/2018	17.69%	17,074	17,074	17,019
Loan ID 140	5/29/2018	25.06%	3,366	3,366	3,327
Loan ID 141	5/29/2018	9.99%	11,704	11,704	11,657
Loan ID 142	5/29/2016	10.34%	5,360	5,360	5,304
Loan ID 143	5/29/2016	25.66%	2,593	2,593	2,499
Loan ID 144	5/29/2018	21.39%	7,449	7,449	7,384
Loan ID 145	5/29/2018	25.06%	8,414	8,414	8,317
Loan ID 146	5/29/2016	28.59%	2,563	2,563	2,478
Loan ID 147	5/29/2018	19.14%	5,323	5,323	5,277
Loan ID 148	5/30/2018	13.34%	3,235	3,235	3,222
Loan ID 149	5/30/2016	16.79%	2,574	2,574	2,530
Loan ID 150	5/30/2018	17.69%	10,736	10,736	10,701
Loan ID 151	5/30/2018	29.16%	3,465	3,465	3,434
Loan ID 152	5/30/2016	28.59%	2,733	2,733	2,643
Loan ID 153	5/30/2016	21.59%	6,599	6,599	6,439
Loan ID 154	5/30/2018	15.19%	4,081	4,081	4,067
Loan ID 155	5/30/2016	16.39%	1,798	1,798	1,767
Loan ID 156	5/30/2016	21.99%	2,645	2,645	2,549
Loan ID 157	5/30/2016	20.99%	3,158	3,158	3,081
Loan ID 158	5/30/2018	16.99%	3,293	3,293	3,282
Loan ID 159	5/30/2018	16.99%	11,936	11,936	11,897
Loan ID 160	5/30/2018	29.69%	1,736	1,736	1,720
Loan ID 161	5/30/2016	21.24%	9,880	9,880	9,641
Loan ID 163	5/30/2016	31.34%	2,090	2,090	2,012
Loan ID 165	5/30/2016	28.59%	2,733	2,733	2,643
Loan ID 167	5/30/2018	16.49%	12,318	12,318	12,278
Loan ID 168	5/30/2018	12.69%	16,120	16,120	16,055
Loan ID 169	5/30/2016	30.06%	1,202	1,202	1,162
Loan ID 170	5/30/2018	13.34%	8,087	8,087	8,054
Loan ID 171	5/30/2018	24.32%	8,501	8,501	8,402
Loan ID 172	5/30/2016	13.59%	6,322	6,322	6,216
Loan ID 173	5/30/2016	19.39%	9,785	9,785	9,549
Loan ID 174	5/30/2016	13.59%	2,529	2,529	2,486
Loan ID 175	5/30/2018	9.49%	7,508	7,508	7,477
Loan ID 177	5/30/2018	27.36%	8,709	8,709	8,608
Loan ID 178	5/30/2016	30.06%	2,752	2,752	2,662
Loan ID 179	5/30/2016	31.34%	2,769	2,769	2,666
Loan ID 180	5/31/2016	18.99%	9,763	9,763	9,527
Loan ID 181	5/31/2016	25.66%	2,693	2,693	2,596
Loan ID 182	5/31/2018	14.19%	15,848	15,848	15,796
Loan ID 183	5/31/2018	13.34%	16,172	16,172	16,107
Loan ID 184	5/31/2016	25.66%	6,734	6,734	6,490
Loan ID 185	5/31/2018	17.69%	12,387	12,387	12,346
Loan ID 186	5/31/2018	22.59%	12,656	12,656	12,546
Loan ID 187	5/31/2018	21.79%	8,632	8,632	8,557
Loan ID 188	5/31/2018	21.79%	4,205	4,205	4,169
Loan ID 189	5/31/2018	9.99%	11,921	11,921	11,873
Loan ID 190	5/31/2018	11.69%	20,046	20,046	19,965
Loan ID 191	5/31/2018	10.99%	19,973	19,973	19,893
Loan ID 192	5/31/2016	21.24%	6,585	6,585	6,426
Loan ID 193	6/3/2016	19.39%	13,044	13,044	12,729
Loan ID 194	6/3/2018	21.39%	6,717	6,717	6,658
Loan ID 195	6/3/2016	10.34%	9,310	9,310	9,211

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 196	6/3/2018	16.49%	9,033	9,033	9,003
Loan ID 197	6/3/2018	13.34%	8,340	8,340	8,307
Loan ID 198	6/3/2018	15.19%	9,385	9,385	9,354
Loan ID 199	6/3/2016	21.59%	8,576	8,576	8,369
Loan ID 200	6/3/2016	20.49%	6,500	6,500	6,343
Loan ID 202	6/3/2016	24.92%	3,019	3,019	2,910
Loan ID 203	6/3/2016	21.59%	3,299	3,299	3,219
Loan ID 204	6/3/2016	17.74%	6,466	6,466	6,309
Loan ID 205	6/3/2016	12.99%	4,725	4,725	4,675
Loan ID 206	6/3/2018	15.19%	8,160	8,160	8,134
Loan ID 207	6/3/2018	12.19%	8,039	8,039	8,007
Loan ID 208	6/3/2016	17.34%	3,226	3,226	3,148
Loan ID 210	6/3/2018	10.49%	10,359	10,359	10,317
Loan ID 211	6/3/2016	27.86%	2,723	2,723	2,633
Loan ID 212	6/3/2016	16.39%	3,851	3,851	3,787
Loan ID 213	6/3/2016	23.46%	1,665	1,665	1,605
Loan ID 214	6/3/2016	27.12%	2,713	2,713	2,623
Loan ID 215	6/3/2016	31.34%	2,768	2,768	2,665
Loan ID 216	6/3/2018	14.19%	12,993	12,993	12,951
Loan ID 217	6/3/2018	16.49%	12,317	12,317	12,277
Loan ID 218	6/3/2018	11.69%	8,018	8,018	7,986
Loan ID 219	6/3/2018	29.16%	3,464	3,464	3,433
Loan ID 220	6/3/2018	18.19%	8,277	8,277	8,250
Loan ID 221	6/3/2018	18.19%	16,554	16,554	16,500
Loan ID 222	6/3/2016	31.34%	2,768	2,768	2,665
Loan ID 223	6/3/2016	11.53%	1,875	1,875	1,855
Loan ID 224	6/3/2018	16.99%	12,346	12,346	12,306
Loan ID 225	6/3/2016	29.32%	2,056	2,056	1,988
Loan ID 226	6/3/2018	21.39%	20,990	20,990	20,807
Loan ID 227	6/3/2018	15.79%	8,184	8,184	8,157
Loan ID 228	6/3/2018	29.69%	3,471	3,471	3,440
Loan ID 229	6/3/2016	10.34%	6,206	6,206	6,141
Loan ID 230	6/3/2018	12.19%	20,115	20,115	20,034
Loan ID 231	6/3/2016	14.59%	6,356	6,356	6,250
Loan ID 232	6/3/2016	20.49%	3,048	3,048	2,975
Loan ID 233	6/3/2018	23.59%	7,203	7,203	7,120
Loan ID 234	6/3/2018	18.19%	8,277	8,277	8,250
Loan ID 235	6/4/2018	21.79%	5,887	5,887	5,836
Loan ID 236	6/4/2016	29.32%	1,714	1,714	1,657
Loan ID 237	6/4/2016	20.99%	6,438	6,438	6,282
Loan ID 238	6/4/2016	31.34%	2,768	2,768	2,665
Loan ID 239	6/4/2016	29.32%	2,742	2,742	2,651
Loan ID 240	6/4/2018	9.99%	11,934	11,934	11,886
Loan ID 241	6/4/2016	21.24%	6,585	6,585	6,426
Loan ID 242	6/4/2018	12.19%	6,431	6,431	6,405
Loan ID 243	6/4/2018	21.79%	3,399	3,399	3,370
Loan ID 244	6/4/2016	15.59%	10,865	10,865	10,683
Loan ID 245	6/4/2018	21.79%	4,113	4,113	4,077
Loan ID 246	6/4/2018	16.49%	5,779	5,779	5,760
Loan ID 247	6/4/2018	19.14%	8,313	8,313	8,240
Loan ID 248	6/4/2018	14.74%	20,356	20,356	20,290
Loan ID 249	6/4/2018	14.74%	5,293	5,293	5,275
Loan ID 250	6/4/2016	24.19%	2,674	2,674	2,577
Loan ID 251	6/4/2018	14.19%	12,181	12,181	12,141
Loan ID 254	6/5/2016	16.39%	6,419	6,419	6,311
Loan ID 255	6/5/2016	16.39%	8,986	8,986	8,836
Loan ID 256	6/5/2018	20.59%	8,367	8,367	8,294
Loan ID 257	6/5/2018	18.19%	5,794	5,794	5,775
Loan ID 258	6/5/2016	31.34%	2,422	2,422	2,332
Loan ID 259	6/5/2018	16.99%	13,469	13,469	13,425

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 260	6/5/2018	26.72%	3,433	3,433	3,393
Loan ID 261	6/5/2018	18.19%	16,554	16,554	16,500
Loan ID 262	6/5/2016	19.79%	4,575	4,575	4,464
Loan ID 263	6/5/2018	26.72%	6,007	6,007	5,937
Loan ID 264	6/5/2018	15.19%	6,528	6,528	6,507
Loan ID 265	6/5/2018	14.19%	8,121	8,121	8,094
Loan ID 267	6/5/2018	13.34%	12,129	12,129	12,080
Loan ID 268	6/5/2018	15.19%	5,712	5,712	5,694
Loan ID 269	6/5/2018	20.99%	3,353	3,353	3,323
Loan ID 270	6/5/2018	10.99%	7,175	7,175	7,146
Loan ID 271	6/5/2016	16.39%	6,419	6,419	6,311
Loan ID 272	6/5/2018	16.99%	28,808	28,808	28,714
Loan ID 273	6/6/2016	12.99%	2,520	2,520	2,493
Loan ID 275	6/6/2016	27.86%	2,723	2,723	2,633
Loan ID 276	6/6/2016	22.72%	1,991	1,991	1,919
Loan ID 277	6/6/2018	19.84%	5,694	5,694	5,645
Loan ID 278	6/6/2018	16.49%	12,317	12,317	12,277
Loan ID 279	6/6/2016	26.39%	2,721	2,721	2,631
Loan ID 280	6/6/2016	15.09%	19,758	19,758	19,427
Loan ID 281	6/7/2018	18.19%	20,692	20,692	20,625
Loan ID 282	6/7/2018	19.14%	3,125	3,125	3,098
Loan ID 283	6/7/2016	10.34%	3,103	3,103	3,070
Loan ID 285	6/7/2016	18.24%	7,779	7,779	7,591
Loan ID 287	6/7/2016	16.79%	5,363	5,363	5,273
Loan ID 288	6/7/2016	25.66%	6,733	6,733	6,489
Loan ID 289	6/7/2016	12.99%	1,254	1,254	1,241
Loan ID 290	6/7/2016	25.66%	1,885	1,885	1,817
Loan ID 291	6/7/2018	13.34%	8,086	8,086	8,053
Loan ID 292	6/7/2018	17.69%	9,645	9,645	9,614
Loan ID 293	6/7/2018	24.32%	12,750	12,750	12,602
Loan ID 294	6/7/2016	21.99%	2,644	2,644	2,549
Loan ID 295	6/7/2018	15.19%	12,241	12,241	12,201
Loan ID 296	6/7/2018	15.79%	12,428	12,428	12,387
Loan ID 297	6/10/2016	23.46%	2,664	2,664	2,568
Loan ID 299	6/10/2016	11.53%	6,249	6,249	6,183
Loan ID 300	6/10/2016	27.12%	2,713	2,713	2,623
Loan ID 301	6/10/2016	22.72%	5,972	5,972	5,755
Loan ID 302	6/10/2018	16.99%	8,231	8,231	8,204
Loan ID 303	6/10/2016	24.92%	1,342	1,342	1,293
Loan ID 305	6/10/2018	14.19%	9,339	9,339	9,308
Loan ID 306	6/10/2018	15.79%	7,366	7,366	7,342
Loan ID 308	6/11/2016	23.46%	6,660	6,660	6,419
Loan ID 309	6/11/2018	15.19%	2,040	2,040	2,033
Loan ID 310	6/11/2018	15.79%	12,276	12,276	12,236
Loan ID 311	6/11/2018	25.79%	3,420	3,420	3,380
Loan ID 313	6/11/2018	27.36%	8,603	8,603	8,503
Loan ID 314	6/11/2016	18.64%	9,745	9,745	9,509
Loan ID 315	6/11/2018	14.74%	12,214	12,214	12,174
Loan ID 316	6/11/2018	14.74%	3,257	3,257	3,246
Loan ID 318	6/11/2016	18.24%	6,483	6,483	6,326
Loan ID 319	6/11/2016	29.32%	2,742	2,742	2,651
Loan ID 320	6/11/2018	27.36%	12,904	12,904	12,754
Loan ID 321	6/11/2016	10.34%	6,206	6,206	6,141
Loan ID 322	6/11/2016	21.24%	1,194	1,194	1,166
Loan ID 323	6/12/2016	17.34%	5,484	5,484	5,351
Loan ID 324	6/12/2018	12.69%	16,119	16,119	16,054
Loan ID 325	6/12/2016	14.59%	3,178	3,178	3,125
Loan ID 326	6/13/2018	29.16%	3,464	3,464	3,433
Loan ID 327	6/13/2018	19.84%	7,856	7,856	7,788
Loan ID 328	6/13/2018	9.49%	15,852	15,852	15,788

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 329	6/13/2018	16.99%	18,025	18,025	17,967
Loan ID 330	6/13/2018	12.19%	12,059	12,059	12,010
Loan ID 331	6/14/2018	21.79%	5,887	5,887	5,836
Loan ID 332	6/14/2016	19.79%	2,288	2,288	2,232
Loan ID 333	6/14/2018	28.62%	2,498	2,498	2,476
Loan ID 334	6/14/2018	25.79%	3,420	3,420	3,380
Loan ID 336	6/14/2018	14.74%	28,499	28,499	28,406
Loan ID 337	6/17/2016	25.66%	6,734	6,734	6,490
Loan ID 338	6/17/2016	24.92%	142	142	137
Loan ID 339	6/17/2016	27.86%	2,723	2,723	2,633
Loan ID 340	6/17/2018	9.49%	5,471	5,471	5,449
Loan ID 341	6/17/2016	20.99%	6,577	6,577	6,418
Loan ID 342	6/17/2016	28.59%	2,207	2,207	2,134
Loan ID 343	6/18/2018	12.69%	20,955	20,955	20,871
Loan ID 344	6/18/2016	16.39%	2,568	2,568	2,524
Loan ID 345	6/18/2018	26.72%	3,517	3,517	3,476
Loan ID 346	6/18/2016	21.59%	9,899	9,899	9,659
Loan ID 347	6/18/2018	30.32%	3,586	3,586	3,554
Loan ID 348	6/18/2018	12.19%	24,117	24,117	24,020
Loan ID 349	6/18/2016	31.34%	1,384	1,384	1,332
Loan ID 350	6/18/2018	20.59%	8,367	8,367	8,294
Loan ID 351	6/18/2018	19.84%	14,704	14,704	14,576
Loan ID 352	6/19/2018	21.39%	8,396	8,396	8,323
Loan ID 353	6/19/2018	18.19%	8,277	8,277	8,250
Loan ID 354	6/19/2016	18.24%	16,212	16,212	15,820
Loan ID 355	6/19/2018	9.49%	11,889	11,889	11,841
Loan ID 356	6/19/2016	16.39%	3,217	3,217	3,163
Loan ID 357	6/19/2018	10.99%	15,979	15,979	15,914
Loan ID 358	6/19/2018	16.99%	20,577	20,577	20,510
Loan ID 359	6/19/2018	20.99%	4,191	4,191	4,154
Loan ID 360	6/19/2018	15.79%	8,184	8,184	8,157
Loan ID 361	6/19/2016	20.99%	1,644	1,644	1,604
Loan ID 362	6/19/2018	30.32%	3,479	3,479	3,448
Loan ID 363	6/19/2018	17.69%	14,376	14,376	14,329
Loan ID 364	6/19/2018	14.19%	12,181	12,181	12,141
Loan ID 365	6/20/2016	31.34%	2,768	2,768	2,665
Loan ID 366	6/20/2018	18.19%	12,415	12,415	12,375
Loan ID 367	6/20/2018	15.79%	7,366	7,366	7,342
Loan ID 368	6/20/2016	20.49%	1,331	1,331	1,298
Loan ID 369	6/20/2018	18.19%	12,415	12,415	12,375
Loan ID 370	6/20/2016	23.46%	6,660	6,660	6,419
Loan ID 371	6/21/2016	19.79%	9,804	9,804	9,567
Loan ID 372	6/21/2018	12.19%	3,216	3,216	3,203
Loan ID 373	6/21/2018	18.74%	5,809	5,809	5,758
Loan ID 374	6/21/2016	21.24%	3,951	3,951	3,856
Loan ID 375	6/21/2016	17.34%	8,828	8,828	8,614
Loan ID 376	6/21/2018	13.34%	12,433	12,433	12,383
Loan ID 378	6/25/2016	24.92%	2,013	2,013	1,940
Loan ID 379	6/26/2018	15.19%	7,344	7,344	7,320
Loan ID 380	6/26/2018	14.74%	18,730	18,730	18,669
Loan ID 381	6/26/2018	15.19%	8,160	8,160	8,134
Loan ID 382	6/26/2016	22.72%	2,654	2,654	2,558
Loan ID 383	6/26/2018	13.34%	11,725	11,725	11,678
Loan ID 384	6/26/2018	16.49%	12,317	12,317	12,277
Loan ID 385	6/26/2016	16.79%	4,825	4,825	4,744
Loan ID 386	6/27/2018	16.99%	12,346	12,346	12,306
Loan ID 388	6/27/2016	11.53%	241	241	239
Loan ID 389	6/27/2016	26.39%	1,180	1,180	1,141
Loan ID 390	6/27/2016	17.34%	2,065	2,065	2,015
Loan ID 391	6/27/2016	10.34%	6,206	6,206	6,141

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 392	6/27/2016	25.66%	2,693	2,693	2,596
Loan ID 393	6/27/2018	20.24%	8,354	8,354	8,281
Loan ID 394	6/27/2018	12.19%	12,059	12,059	12,010
Loan ID 395	6/27/2018	12.19%	6,351	6,351	6,325
Loan ID 396	6/27/2016	19.79%	2,410	2,410	2,352
Loan ID 397	6/27/2018	24.32%	3,250	3,250	3,212
Loan ID 398	6/27/2016	31.34%	1,384	1,384	1,332
Loan ID 399	6/27/2018	16.99%	20,577	20,577	20,510
Loan ID 400	6/27/2018	13.34%	7,938	7,938	7,906
Loan ID 401	6/27/2016	26.39%	2,703	2,703	2,614
Loan ID 402	6/27/2018	18.19%	4,139	4,139	4,125
Loan ID 403	6/27/2016	28.59%	2,944	2,944	2,847
Loan ID 404	6/27/2018	16.99%	12,346	12,346	12,306
Loan ID 405	6/27/2018	12.19%	12,059	12,059	12,010
Loan ID 406	6/28/2016	17.74%	3,556	3,556	3,470
Loan ID 407	6/28/2018	10.99%	7,989	7,989	7,957
Loan ID 408	6/28/2018	18.74%	13,179	13,179	13,065
Loan ID 409	6/28/2016	12.03%	11,268	11,268	11,149
Loan ID 410	6/28/2018	10.49%	13,944	13,944	13,888
Loan ID 411	6/28/2016	19.79%	1,307	1,307	1,276
Loan ID 412	6/28/2016	27.86%	2,723	2,723	2,633
Loan ID 413	6/28/2016	18.99%	9,763	9,763	9,527
Loan ID 414	6/28/2018	12.69%	16,136	16,136	16,070
Loan ID 415	7/2/2018	26.72%	3,478	3,478	3,438
Loan ID 416	7/3/2016	21.99%	10,305	10,305	9,932
Loan ID 417	7/3/2016	25.66%	2,796	2,796	2,695
Loan ID 418	7/5/2018	22.84%	5,142	5,142	5,097
Loan ID 419	7/9/2016	26.39%	2,455	2,455	2,374
Loan ID 420	7/9/2018	30.96%	3,530	3,530	3,498
Loan ID 421	7/9/2018	16.49%	5,842	5,842	5,823
Loan ID 422	7/9/2018	25.06%	8,643	8,643	8,542
Loan ID 423	7/9/2016	27.12%	1,407	1,407	1,361
Loan ID 424	7/9/2016	16.79%	2,344	2,344	2,305
Loan ID 425	7/9/2016	29.32%	3,107	3,107	3,004
Loan ID 427	7/9/2016	27.12%	2,815	2,815	2,722
Loan ID 428	7/10/2018	14.19%	10,736	10,736	10,701
Loan ID 429	7/10/2016	27.86%	2,824	2,824	2,731
Loan ID 430	7/10/2016	9.74%	2,582	2,582	2,555
Loan ID 432	7/10/2018	26.72%	3,462	3,462	3,421
Loan ID 433	7/10/2018	20.24%	12,720	12,720	12,610
Loan ID 434	7/10/2018	18.19%	31	31	31
Loan ID 435	7/10/2018	23.19%	7,842	7,842	7,774
Loan ID 437	7/10/2018	15.19%	8,296	8,296	8,269
Loan ID 438	7/10/2018	14.74%	20,699	20,699	20,631
Loan ID 439	7/10/2018	22.59%	5,137	5,137	5,092
Loan ID 440	7/10/2018	14.74%	12,419	12,419	12,379
Loan ID 442	7/10/2018	19.14%	8,441	8,441	8,368
Loan ID 443	7/10/2018	19.84%	15,290	15,290	15,157
Loan ID 444	7/10/2018	12.19%	11,454	11,454	11,407
Loan ID 445	7/10/2016	21.24%	13,628	13,628	13,298
Loan ID 446	7/10/2018	29.69%	3,515	3,515	3,483
Loan ID 447	7/10/2016	11.53%	1,955	1,955	1,934
Loan ID 448	7/10/2018	19.84%	16,932	16,932	16,785
Loan ID 449	7/10/2018	23.59%	6,016	6,016	5,946
Loan ID 450	7/10/2016	12.03%	13,070	13,070	12,932
Loan ID 452	7/10/2018	29.16%	3,509	3,509	3,477
Loan ID 453	7/10/2018	10.99%	12,201	12,201	12,151
Loan ID 454	7/10/2018	23.59%	8,595	8,595	8,495
Loan ID 455	7/11/2018	29.16%	3,509	3,509	3,477
Loan ID 456	7/11/2018	10.99%	8,134	8,134	8,101

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 457	7/11/2018	13.34%	4,437	4,437	4,419
Loan ID 458	7/11/2016	15.99%	6,670	6,670	6,558
Loan ID 459	7/11/2018	16.99%	147	147	146
Loan ID 460	7/11/2018	18.19%	9,910	9,910	9,878
Loan ID 461	7/11/2016	27.12%	2,170	2,170	2,098
Loan ID 462	7/11/2018	14.19%	12,388	12,388	12,348
Loan ID 464	7/11/2018	29.16%	3,548	3,548	3,516
Loan ID 465	7/11/2016	16.39%	10,025	10,025	9,857
Loan ID 466	7/11/2016	23.46%	5,536	5,536	5,336
Loan ID 467	7/11/2018	15.79%	12,479	12,479	12,438
Loan ID 468	7/11/2016	18.99%	2,708	2,708	2,643
Loan ID 469	7/11/2018	21.39%	8,309	8,309	8,237
Loan ID 470	7/11/2018	16.99%	7,945	7,945	7,919
Loan ID 471	7/11/2018	24.32%	8,619	8,619	8,519
Loan ID 472	7/12/2016	20.99%	5,470	5,470	5,337
Loan ID 473	7/12/2016	24.19%	1,736	1,736	1,673
Loan ID 474	7/12/2016	16.39%	8,020	8,020	7,886
Loan ID 475	7/12/2018	13.34%	12,339	12,339	12,289
Loan ID 476	7/12/2018	14.74%	16,559	16,559	16,505
Loan ID 477	7/15/2016	24.92%	4,928	4,928	4,749
Loan ID 478	7/15/2016	15.09%	9,959	9,959	9,792
Loan ID 479	7/15/2016	14.59%	6,622	6,622	6,511
Loan ID 480	7/15/2016	21.24%	6,846	6,846	6,680
Loan ID 481	7/15/2018	15.19%	20,741	20,741	20,674
Loan ID 482	7/16/2018	12.19%	12,272	12,272	12,222
Loan ID 483	7/16/2018	18.19%	16,814	16,814	16,760
Loan ID 484	7/16/2018	25.79%	4,853	4,853	4,797
Loan ID 485	7/16/2018	14.74%	26,494	26,494	26,408
Loan ID 486	7/16/2018	22.09%	4,272	4,272	4,235
Loan ID 487	7/16/2018	12.19%	4,091	4,091	4,074
Loan ID 488	7/17/2016	16.39%	5,346	5,346	5,256
Loan ID 489	7/18/2018	20.24%	12,720	12,720	12,610
Loan ID 490	7/18/2016	27.86%	2,118	2,118	2,048
Loan ID 491	7/18/2016	24.19%	6,942	6,942	6,691
Loan ID 492	7/18/2018	14.19%	8,259	8,259	8,232
Loan ID 493	7/18/2016	27.86%	2,824	2,824	2,731
Loan ID 494	7/18/2018	15.19%	12,445	12,445	12,404
Loan ID 495	7/18/2016	18.64%	7,056	7,056	6,885
Loan ID 496	7/19/2018	15.79%	9,983	9,983	9,950
Loan ID 497	7/19/2018	19.84%	7,907	7,907	7,838
Loan ID 498	7/19/2016	24.92%	5,047	5,047	4,865
Loan ID 499	7/19/2018	28.62%	3,503	3,503	3,472
Loan ID 500	7/19/2018	15.19%	29,038	29,038	28,943
Loan ID 501	7/19/2016	12.99%	22,987	22,987	22,744
Loan ID 502	7/19/2016	20.99%	1,367	1,367	1,334
Loan ID 503	7/19/2016	25.66%	2,796	2,796	2,695
Loan ID 504	7/19/2018	28.62%	2,627	2,627	2,603
Loan ID 505	7/19/2018	18.19%	8,407	8,407	8,380
Loan ID 506	7/19/2016	31.34%	2,293	2,293	2,208
Loan ID 507	7/22/2018	23.19%	13,283	13,283	13,168
Loan ID 509	7/22/2018	10.49%	12,171	12,171	12,122
Loan ID 510	7/22/2018	17.69%	16,778	16,778	16,724
Loan ID 511	7/22/2016	14.59%	1,324	1,324	1,302
Loan ID 512	7/22/2018	16.49%	12,518	12,518	12,477
Loan ID 513	7/22/2018	15.19%	6,637	6,637	6,616
Loan ID 514	7/23/2016	12.49%	1,363	1,363	1,348
Loan ID 515	7/23/2016	21.24%	9,011	9,011	8,793
Loan ID 516	7/23/2018	18.74%	9,270	9,270	9,189
Loan ID 517	7/24/2016	19.79%	2,719	2,719	2,653
Loan ID 518	7/24/2016	25.66%	2,097	2,097	2,021

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 519	7/24/2016	14.14%	7,928	7,928	7,795
Loan ID 520	7/24/2018	15.79%	8,319	8,319	8,292
Loan ID 521	7/24/2018	19.84%	6,773	6,773	6,714
Loan ID 522	7/24/2016	27.86%	2,920	2,920	2,824
Loan ID 523	7/25/2016	16.39%	2,673	2,673	2,629
Loan ID 524	7/25/2018	15.79%	7,071	7,071	7,048
Loan ID 525	7/26/2016	21.99%	2,748	2,748	2,649
Loan ID 526	7/26/2018	10.49%	8,114	8,114	8,081
Loan ID 527	7/30/2016	15.59%	2,420	2,420	2,379
Loan ID 528	7/31/2016	16.79%	6,952	6,952	6,836
Loan ID 530	8/1/2016	15.59%	3,111	3,111	3,059
Loan ID 531	8/1/2018	14.74%	21,025	21,025	20,957
Loan ID 532	8/1/2018	9.99%	11,530	11,530	11,484
Loan ID 533	8/1/2016	12.99%	10,243	10,243	10,134
Loan ID 534	8/1/2018	22.84%	8,681	8,681	8,605
Loan ID 535	8/1/2016	12.49%	7,493	7,493	7,414
Loan ID 536	8/1/2018	12.19%	11,229	11,229	11,184
Loan ID 537	8/1/2016	12.49%	7,834	7,834	7,751
Loan ID 538	8/1/2018	18.19%	8,531	8,531	8,503
Loan ID 539	8/1/2016	12.99%	3,414	3,414	3,378
Loan ID 540	8/1/2018	22.84%	13,021	13,021	12,908
Loan ID 541	8/1/2016	10.89%	2,704	2,704	2,675
Loan ID 542	8/2/2018	15.19%	16,852	16,852	16,797
Loan ID 543	8/2/2018	18.19%	12,794	12,794	12,753
Loan ID 544	8/2/2018	20.99%	21,555	21,555	21,367
Loan ID 545	8/2/2018	14.74%	16,820	16,820	16,765
Loan ID 546	8/2/2016	21.99%	1,423	1,423	1,372
Loan ID 547	8/2/2018	30.96%	2,675	2,675	2,651
Loan ID 548	8/2/2018	11.69%	8,299	8,299	8,266
Loan ID 549	8/2/2018	16.49%	12,707	12,707	12,666
Loan ID 550	8/2/2016	27.86%	1,460	1,460	1,411
Loan ID 551	8/2/2018	23.19%	18,252	18,252	18,094
Loan ID 552	8/2/2016	16.39%	12,493	12,493	12,284
Loan ID 553	8/5/2016	17.34%	1,742	1,742	1,700
Loan ID 554	8/5/2018	25.06%	3,499	3,499	3,459
Loan ID 555	8/5/2018	14.19%	29,367	29,367	29,271
Loan ID 556	8/5/2016	12.99%	6,828	6,828	6,756
Loan ID 557	8/5/2018	13.34%	12,540	12,540	12,489
Loan ID 558	8/5/2018	19.14%	12,842	12,842	12,730
Loan ID 559	8/5/2018	10.49%	8,255	8,255	8,221
Loan ID 560	8/6/2016	28.59%	3,049	3,049	2,948
Loan ID 561	8/6/2018	10.99%	3,309	3,309	3,296
Loan ID 562	8/6/2018	21.39%	6,044	6,044	5,992
Loan ID 563	8/7/2018	10.99%	8,273	8,273	8,240
Loan ID 564	8/7/2018	22.09%	2,597	2,597	2,575
Loan ID 565	8/7/2016	23.46%	7,163	7,163	6,904
Loan ID 566	8/7/2018	19.84%	12,877	12,877	12,765
Loan ID 567	8/8/2016	24.92%	1,442	1,442	1,389
Loan ID 568	8/8/2016	11.53%	8,814	8,814	8,721
Loan ID 569	8/13/2016	21.24%	17,735	17,735	17,305
Loan ID 570	8/16/2016	27.12%	2,910	2,910	2,814
Loan ID 571	8/16/2016	24.19%	2,874	2,874	2,770
Loan ID 572	8/16/2018	30.32%	2,582	2,582	2,559
Loan ID 573	8/16/2018	23.59%	8,704	8,704	8,603
Loan ID 574	8/16/2018	14.19%	12,586	12,586	12,545
Loan ID 575	8/19/2016	26.39%	2,901	2,901	2,806
Loan ID 576	8/19/2018	12.69%	20,840	20,840	20,756
Loan ID 577	8/19/2018	15.79%	12,671	12,671	12,629
Loan ID 579	8/19/2016	15.59%	6,913	6,913	6,797
Loan ID 580	8/19/2016	16.79%	1,390	1,390	1,367

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 581	8/19/2018	15.79%	12,706	12,706	12,665
Loan ID 583	8/19/2016	31.34%	2,968	2,968	2,858
Loan ID 584	8/19/2018	25.06%	8,749	8,749	8,647
Loan ID 585	8/19/2016	16.39%	8,327	8,327	8,187
Loan ID 586	8/19/2018	13.34%	8,360	8,360	8,326
Loan ID 587	8/19/2018	24.32%	2,864	2,864	2,830
Loan ID 588	8/19/2018	22.59%	3,469	3,469	3,439
Loan ID 589	8/19/2018	17.69%	12,764	12,764	12,723
Loan ID 590	8/19/2016	16.39%	5,551	5,551	5,458
Loan ID 591	8/19/2016	14.59%	4,128	4,128	4,059
Loan ID 592	8/20/2018	12.69%	10,837	10,837	10,793
Loan ID 593	8/20/2016	24.92%	2,523	2,523	2,432
Loan ID 594	8/20/2016	12.49%	2,725	2,725	2,696
Loan ID 595	8/20/2018	15.79%	12,671	12,671	12,629
Loan ID 596	8/20/2018	12.69%	29,177	29,177	29,059
Loan ID 597	8/20/2018	25.79%	3,508	3,508	3,467
Loan ID 598	8/21/2016	10.34%	10,111	10,111	10,004
Loan ID 599	8/21/2018	21.39%	11,657	11,657	11,555
Loan ID 600	8/21/2018	15.19%	8,426	8,426	8,398
Loan ID 601	8/21/2016	14.59%	17,202	17,202	16,913
Loan ID 602	8/21/2016	15.59%	13,827	13,827	13,595
Loan ID 603	8/22/2016	24.92%	2,883	2,883	2,779
Loan ID 604	8/23/2018	9.99%	12,354	12,354	12,304
Loan ID 605	8/23/2018	20.24%	8,597	8,597	8,523
Loan ID 606	8/23/2016	9.74%	8,065	8,065	7,980
Loan ID 607	8/26/2018	29.16%	3,568	3,568	3,536
Loan ID 608	8/28/2018	16.99%	8,489	8,489	8,461
Loan ID 609	8/28/2018	22.59%	21,682	21,682	21,494
Loan ID 610	8/29/2018	15.19%	10,113	10,113	10,080
Loan ID 611	8/29/2016	12.99%	6,828	6,828	6,756
Loan ID 612	8/29/2016	14.14%	13,732	13,732	13,502
Loan ID 613	8/29/2016	20.19%	10,591	10,591	10,334
Loan ID 614	8/29/2016	24.92%	6,487	6,487	6,252
Loan ID 615	8/29/2016	12.49%	18,392	18,392	18,198
Loan ID 616	8/29/2018	12.69%	2,625	2,625	2,614
Loan ID 617	8/30/2016	20.99%	8,931	8,931	8,715
Loan ID 618	8/30/2016	12.49%	3,536	3,536	3,498
Loan ID 619	8/30/2016	23.46%	2,962	2,962	2,855
Loan ID 620	8/30/2018	12.69%	12,706	12,706	12,655
Loan ID 621	8/30/2016	16.39%	5,826	5,826	5,729
Loan ID 622	8/30/2016	10.89%	10,531	10,531	10,420
Loan ID 623	8/30/2016	14.59%	7,890	7,890	7,757
Loan ID 624	8/30/2018	17.69%	8,635	8,635	8,607
Loan ID 625	8/30/2016	23.46%	3,058	3,058	2,947
Loan ID 626	8/30/2016	22.72%	2,297	2,297	2,214
Loan ID 627	8/30/2018	22.84%	13,186	13,186	13,071
Loan ID 628	8/30/2016	21.99%	2,945	2,945	2,838
Loan ID 629	8/30/2018	19.84%	13,052	13,052	12,939
Loan ID 630	8/30/2016	17.74%	8,680	8,680	8,470
Loan ID 631	8/30/2018	17.69%	21,587	21,587	21,517
Loan ID 632	8/30/2016	19.79%	2,918	2,918	2,848
Loan ID 633	8/30/2016	16.79%	10,807	10,807	10,626
Loan ID 634	8/30/2016	10.89%	11,935	11,935	11,809
Loan ID 635	8/30/2016	9.74%	13,902	13,902	13,756
Loan ID 636	8/30/2018	13.34%	21,232	21,232	21,146
Loan ID 637	8/30/2016	18.99%	2,909	2,909	2,838
Loan ID 638	8/30/2018	11.69%	10,967	10,967	10,923
Loan ID 639	8/30/2018	10.49%	12,592	12,592	12,541
Loan ID 640	8/30/2016	20.49%	5,853	5,853	5,712
Loan ID 641	8/30/2016	23.46%	2,962	2,962	2,855

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 642	8/30/2016	10.34%	4,202	4,202	4,158
Loan ID 643	8/30/2016	21.99%	2,953	2,953	2,846
Loan ID 644	8/30/2016	12.99%	10,630	10,630	10,518
Loan ID 645	8/30/2016	27.86%	3,013	3,013	2,913
Loan ID 646	8/30/2016	20.19%	2,683	2,683	2,618
Loan ID 647	9/3/2018	23.59%	3,525	3,525	3,484
Loan ID 648	9/3/2016	24.92%	1,489	1,489	1,435
Loan ID 649	9/3/2016	17.74%	2,400	2,400	2,342
Loan ID 650	9/3/2016	18.24%	7,248	7,248	7,072
Loan ID 651	9/3/2018	25.06%	1,771	1,771	1,750
Loan ID 652	9/4/2018	22.84%	11,427	11,427	11,327
Loan ID 653	9/4/2016	18.99%	8,725	8,725	8,513
Loan ID 654	9/4/2018	12.69%	14,400	14,400	14,341
Loan ID 655	9/4/2016	22.72%	7,382	7,382	7,114
Loan ID 656	9/5/2018	13.34%	12,738	12,738	12,687
Loan ID 657	9/6/2018	22.09%	11,500	11,500	11,400
Loan ID 658	9/10/2018	19.84%	8,701	8,701	8,625
Loan ID 659	9/12/2016	12.03%	17,640	17,640	17,454
Loan ID 660	9/12/2016	13.49%	1,420	1,420	1,397
Loan ID 661	9/12/2016	13.99%	17,793	17,793	17,495
Loan ID 662	9/12/2018	19.14%	3,472	3,472	3,442
Loan ID 663	9/12/2016	26.29%	2,246	2,246	2,171
Loan ID 664	9/13/2018	16.95%	8,611	8,611	8,536
Loan ID 665	9/13/2016	31.34%	1,526	1,526	1,469
Loan ID 666	9/13/2016	23.79%	11,045	11,045	10,645
Loan ID 667	9/13/2018	23.10%	8,797	8,797	8,695
Loan ID 668	9/13/2018	13.99%	5,699	5,699	5,680
Loan ID 669	9/13/2016	26.99%	3,388	3,388	3,276
Loan ID 670	9/13/2016	19.80%	2,217	2,217	2,163
Loan ID 671	9/13/2016	31.34%	2,801	2,801	2,697
Loan ID 672	9/13/2016	31.34%	3,051	3,051	2,938
Loan ID 673	9/13/2018	27.69%	8,924	8,924	8,844
Loan ID 674	9/13/2016	21.55%	1,749	1,749	1,685
Loan ID 675	9/13/2018	29.69%	3,590	3,590	3,558
Loan ID 676	9/13/2016	29.25%	3,028	3,028	2,928
Loan ID 677	9/13/2018	18.00%	10,373	10,373	10,282
Loan ID 678	9/13/2018	15.85%	12,863	12,863	12,821
Loan ID 679	9/16/2018	21.55%	8,752	8,752	8,650
Loan ID 680	9/16/2016	27.69%	7,525	7,525	7,277
Loan ID 681	9/16/2016	13.49%	10,679	10,679	10,500
Loan ID 682	9/16/2016	17.60%	2,891	2,891	2,821
Loan ID 683	9/16/2016	31.34%	3,051	3,051	2,938
Loan ID 684	9/16/2018	17.30%	12,950	12,950	12,837
Loan ID 685	9/16/2016	19.15%	2,546	2,546	2,485
Loan ID 686	9/16/2018	20.45%	1,167	1,167	1,157
Loan ID 687	9/16/2018	17.30%	12,070	12,070	11,965
Loan ID 688	9/16/2016	15.50%	7,164	7,164	7,044
Loan ID 689	9/16/2016	26.29%	2,994	2,994	2,895
Loan ID 690	9/16/2018	13.99%	8,088	8,088	8,062
Loan ID 691	9/16/2018	19.50%	8,690	8,690	8,615
Loan ID 692	9/17/2018	23.79%	1,763	1,763	1,743
Loan ID 693	9/17/2018	19.80%	17,399	17,399	17,248
Loan ID 694	9/17/2016	18.40%	10,879	10,879	10,616
Loan ID 695	9/17/2016	18.70%	2,905	2,905	2,834
Loan ID 696	9/17/2016	16.60%	9,357	9,357	9,131
Loan ID 697	9/17/2016	29.25%	2,271	2,271	2,196
Loan ID 698	9/17/2018	13.49%	11,047	11,047	11,011
Loan ID 699	9/18/2016	23.10%	7,276	7,276	7,013
Loan ID 700	9/18/2016	17.60%	7,228	7,228	7,053
Loan ID 701	9/18/2016	18.00%	7,241	7,241	7,065

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 703	9/18/2018	25.49%	8,865	8,865	8,785
Loan ID 704	9/18/2018	17.60%	4,316	4,316	4,278
Loan ID 705	9/19/2016	16.95%	14,417	14,417	14,068
Loan ID 706	9/19/2016	19.50%	3,643	3,643	3,555
Loan ID 707	9/19/2016	11.59%	7,747	7,747	7,665
Loan ID 708	9/19/2016	15.50%	10,746	10,746	10,566
Loan ID 709	9/19/2016	26.99%	3,077	3,077	2,975
Loan ID 710	9/19/2018	16.95%	10,333	10,333	10,243
Loan ID 711	9/19/2018	20.45%	7,847	7,847	7,779
Loan ID 712	9/19/2016	18.64%	2,904	2,904	2,834
Loan ID 713	9/19/2016	11.59%	2,113	2,113	2,090
Loan ID 714	9/19/2016	11.59%	2,113	2,113	2,090
Loan ID 715	9/19/2016	16.39%	17,978	17,978	17,677
Loan ID 716	9/20/2016	12.99%	7,086	7,086	7,011
Loan ID 717	9/20/2016	19.15%	2,792	2,792	2,724
Loan ID 718	9/20/2018	16.95%	17,221	17,221	17,072
Loan ID 719	9/20/2016	20.15%	10,958	10,958	10,693
Loan ID 720	9/20/2016	14.85%	2,858	2,858	2,810
Loan ID 721	9/20/2016	25.49%	1,959	1,959	1,894
Loan ID 722	9/20/2016	11.99%	7,055	7,055	6,980
Loan ID 723	9/20/2016	26.29%	1,888	1,888	1,826
Loan ID 724	9/20/2018	22.25%	8,590	8,590	8,490
Loan ID 725	9/20/2018	27.69%	3,570	3,570	3,538
Loan ID 728	9/20/2018	17.30%	1,757	1,757	1,742
Loan ID 729	9/20/2018	23.79%	13,225	13,225	13,072
Loan ID 730	9/23/2016	23.10%	3,692	3,692	3,559
Loan ID 731	9/23/2016	11.99%	5,288	5,288	5,233
Loan ID 732	9/23/2018	10.99%	16,817	16,817	16,749
Loan ID 733	9/23/2018	20.85%	8,724	8,724	8,623
Loan ID 734	9/23/2018	16.20%	5,149	5,149	5,132
Loan ID 735	9/24/2016	11.59%	2,817	2,817	2,787
Loan ID 736	9/24/2018	20.45%	8,467	8,467	8,393
Loan ID 737	9/24/2016	15.50%	8,635	8,635	8,490
Loan ID 738	9/24/2018	15.85%	6,860	6,860	6,838
Loan ID 739	9/24/2016	12.49%	7,071	7,071	6,996
Loan ID 740	9/24/2018	19.50%	8,690	8,690	8,615
Loan ID 741	9/24/2016	16.20%	7,186	7,186	7,065
Loan ID 742	9/24/2018	16.60%	12,899	12,899	12,787
Loan ID 743	9/25/2016	14.85%	10,716	10,716	10,536
Loan ID 744	9/25/2016	29.99%	1,897	1,897	1,827
Loan ID 745	9/25/2016	14.85%	5,064	5,064	4,979
Loan ID 746	9/25/2016	15.20%	3,577	3,577	3,517
Loan ID 747	9/25/2018	23.10%	7,478	7,478	7,391
Loan ID 748	9/26/2016	31.34%	2,780	2,780	2,676
Loan ID 749	9/26/2016	29.99%	3,036	3,036	2,923
Loan ID 750	9/26/2016	18.70%	2,542	2,542	2,480
Loan ID 751	9/26/2018	20.45%	5,493	5,493	5,445
Loan ID 752	9/26/2016	15.50%	7,164	7,164	7,044
Loan ID 753	9/26/2016	16.95%	10,813	10,813	10,551
Loan ID 754	9/26/2018	20.45%	6,975	6,975	6,915
Loan ID 755	9/26/2016	16.60%	5,758	5,758	5,619
Loan ID 756	9/26/2018	24.69%	3,535	3,535	3,494
Loan ID 757	9/26/2018	17.30%	4,311	4,311	4,273
Loan ID 758	9/26/2016	20.45%	2,926	2,926	2,855
Loan ID 759	9/26/2018	18.70%	4,333	4,333	4,295
Loan ID 760	9/26/2016	25.49%	7,707	7,707	7,453
Loan ID 761	9/27/2016	20.45%	2,926	2,926	2,855
Loan ID 762	9/27/2018	25.49%	8,865	8,865	8,785
Loan ID 763	9/27/2018	19.80%	13,049	13,049	12,936
Loan ID 764	9/27/2016	18.00%	1,810	1,810	1,766

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 766	9/27/2016	31.34%	3,362	3,362	3,237
Loan ID 767	9/27/2016	15.50%	10,746	10,746	10,566
Loan ID 769	9/27/2016	29.99%	3,036	3,036	2,923
Loan ID 770	9/27/2018	28.49%	3,578	3,578	3,546
Loan ID 771	9/27/2018	15.50%	17,128	17,128	17,072
Loan ID 772	9/27/2016	9.49%	4,877	4,877	4,826
Loan ID 773	9/27/2016	14.85%	1,429	1,429	1,405
Loan ID 774	9/27/2018	16.95%	8,919	8,919	8,841
Loan ID 775	9/27/2018	17.30%	4,311	4,311	4,273
Loan ID 776	9/27/2018	24.69%	8,842	8,842	8,740
Loan ID 777	9/27/2018	20.15%	7,839	7,839	7,771
Loan ID 778	9/27/2018	19.80%	3,480	3,480	3,450
Loan ID 779	9/27/2018	27.69%	8,924	8,924	8,844
Loan ID 780	9/27/2016	23.79%	7,042	7,042	6,787
Loan ID 781	9/27/2016	11.99%	14,110	14,110	13,961
Loan ID 782	9/27/2018	16.95%	12,916	12,916	12,804
Loan ID 783	9/27/2016	15.50%	10,746	10,746	10,566
Loan ID 784	9/27/2016	27.69%	7,938	7,938	7,676
Loan ID 785	9/27/2016	29.25%	3,028	3,028	2,928
Loan ID 786	9/27/2016	29.99%	3,036	3,036	2,923
Loan ID 787	9/27/2018	24.69%	8,842	8,842	8,740
Loan ID 788	9/27/2016	18.00%	10,861	10,861	10,598
Loan ID 789	9/27/2016	10.99%	10,535	10,535	10,424
Loan ID 791	9/27/2016	14.85%	7,144	7,144	7,024
Loan ID 792	9/27/2016	11.99%	21,165	21,165	20,941
Loan ID 793	9/27/2016	16.95%	6,959	6,959	6,790
Loan ID 794	9/27/2016	19.80%	6,565	6,565	6,406
Loan ID 795	9/27/2016	12.99%	6,378	6,378	6,310
Loan ID 796	9/27/2016	9.49%	6,261	6,261	6,195
Loan ID 797	9/27/2016	15.85%	10,762	10,762	10,582
Loan ID 798	9/27/2018	20.45%	8,694	8,694	8,618
Loan ID 799	9/27/2018	16.60%	15,479	15,479	15,344
Loan ID 800	9/30/2016	26.99%	3,094	3,094	2,992
Loan ID 801	9/30/2018	16.20%	19,597	19,597	19,533
Loan ID 802	9/30/2016	19.15%	11,280	11,280	11,007
Loan ID 803	9/30/2016	23.79%	4,016	4,016	3,870
Loan ID 804	9/30/2016	29.99%	1,563	1,563	1,505
Loan ID 805	9/30/2016	26.99%	3,094	3,094	2,992
Loan ID 806	9/30/2018	16.95%	3,493	3,493	3,463
Loan ID 807	9/30/2016	21.55%	7,208	7,208	6,947
Loan ID 808	9/30/2016	30.75%	3,134	3,134	3,017
Loan ID 809	9/30/2016	31.34%	3,140	3,140	3,023
Loan ID 810	9/30/2018	19.50%	13,209	13,209	13,095
Loan ID 811	9/30/2016	12.49%	1,465	1,465	1,450
Loan ID 812	9/30/2016	26.99%	3,094	3,094	2,992
Loan ID 813	9/30/2018	20.45%	10,039	10,039	9,951
Loan ID 814	9/30/2018	18.40%	21,938	21,938	21,747
Loan ID 815	9/30/2016	21.59%	3,816	3,816	3,724
Loan ID 816	9/30/2016	17.30%	2,240	2,240	2,186
Loan ID 817	9/30/2018	12.99%	12,919	12,919	12,867
Loan ID 818	9/30/2016	15.50%	7,415	7,415	7,291
Loan ID 819	9/30/2016	19.15%	11,280	11,280	11,007
Loan ID 820	9/30/2016	10.99%	4,370	4,370	4,323
Loan ID 821	9/30/2016	15.50%	11,864	11,864	11,665
Loan ID 822	9/30/2016	22.25%	2,282	2,282	2,199
Loan ID 823	9/30/2018	12.99%	6,460	6,460	6,434
Loan ID 824	9/30/2016	20.85%	7,568	7,568	7,294
Loan ID 825	9/30/2016	13.49%	7,357	7,357	7,233
Loan ID 826	9/30/2016	10.50%	21,804	21,804	21,574
Loan ID 827	9/30/2016	10.50%	8,722	8,722	8,629

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 828	9/30/2018	24.69%	9,154	9,154	9,048
Loan ID 829	10/1/2016	22.25%	5,710	5,710	5,503
Loan ID 830	10/1/2018	11.59%	12,857	12,857	12,806
Loan ID 831	10/1/2018	12.49%	8,600	8,600	8,566
Loan ID 832	10/1/2018	16.20%	8,715	8,715	8,687
Loan ID 833	10/1/2018	18.70%	21,973	21,973	21,782
Loan ID 834	10/1/2018	16.60%	8,727	8,727	8,651
Loan ID 835	10/1/2016	12.99%	2,937	2,937	2,906
Loan ID 836	10/1/2016	22.25%	7,613	7,613	7,337
Loan ID 837	10/1/2016	29.99%	1,956	1,956	1,883
Loan ID 838	10/1/2018	13.99%	20,322	20,322	20,256
Loan ID 839	10/1/2018	18.40%	3,512	3,512	3,482
Loan ID 840	10/1/2018	15.79%	7,840	7,840	7,815
Loan ID 841	10/1/2016	16.95%	11,193	11,193	10,922
Loan ID 842	10/2/2018	12.99%	8,616	8,616	8,582
Loan ID 843	10/2/2018	24.69%	8,953	8,953	8,849
Loan ID 844	10/2/2018	20.15%	4,415	4,415	4,377
Loan ID 845	10/2/2016	11.59%	7,559	7,559	7,479
Loan ID 846	10/2/2018	17.30%	11,373	11,373	11,274
Loan ID 847	10/2/2018	19.15%	8,752	8,752	8,676
Loan ID 848	10/3/2018	19.50%	13,218	13,218	13,103
Loan ID 849	10/3/2016	10.99%	7,285	7,285	7,209
Loan ID 850	10/3/2018	19.50%	22,030	22,030	21,838
Loan ID 851	10/3/2016	17.30%	5,230	5,230	5,104
Loan ID 852	10/3/2016	12.99%	11,018	11,018	10,902
Loan ID 853	10/3/2018	18.70%	8,789	8,789	8,713
Loan ID 854	10/4/2016	26.99%	3,097	3,097	2,995
Loan ID 855	10/4/2016	22.25%	12,674	12,674	12,215
Loan ID 856	10/4/2016	17.60%	2,992	2,992	2,920
Loan ID 857	10/7/2018	26.99%	3,141	3,141	3,113
Loan ID 858	10/7/2016	20.15%	11,330	11,330	11,056
Loan ID 859	10/8/2016	16.60%	11,177	11,177	10,907
Loan ID 860	10/8/2016	26.99%	3,097	3,097	2,995
Loan ID 861	10/8/2018	12.99%	4,739	4,739	4,720
Loan ID 862	10/8/2016	27.69%	7,762	7,762	7,506
Loan ID 864	10/8/2016	18.40%	3,290	3,290	3,210
Loan ID 865	10/8/2018	17.60%	3,065	3,065	3,038
Loan ID 867	10/8/2016	15.85%	7,430	7,430	7,305
Loan ID 868	10/8/2018	15.20%	8,685	8,685	8,657
Loan ID 869	10/8/2016	26.99%	3,097	3,097	2,995
Loan ID 870	10/8/2016	29.99%	1,565	1,565	1,507
Loan ID 871	10/8/2016	23.10%	1,986	1,986	1,914
Loan ID 872	10/8/2018	14.85%	17,349	17,349	17,292
Loan ID 873	10/8/2018	20.15%	13,246	13,246	13,130
Loan ID 874	10/8/2016	19.80%	16,596	16,596	16,194
Loan ID 875	10/8/2016	26.29%	3,090	3,090	2,988
Loan ID 876	10/9/2018	29.25%	4,534	4,534	4,493
Loan ID 877	10/9/2016	20.15%	11,366	11,366	11,091
Loan ID 878	10/9/2018	22.25%	8,889	8,889	8,785
Loan ID 879	10/9/2016	26.99%	3,872	3,872	3,744
Loan ID 880	10/9/2016	9.49%	14,480	14,480	14,327
Loan ID 881	10/10/2018	23.10%	3,565	3,565	3,523
Loan ID 882	10/10/2016	29.99%	3,130	3,130	3,013
Loan ID 883	10/10/2016	26.99%	3,872	3,872	3,744
Loan ID 884	10/10/2018	18.00%	13,153	13,153	13,039
Loan ID 885	10/10/2018	26.29%	3,598	3,598	3,565
Loan ID 886	10/10/2016	12.49%	5,131	5,131	5,077
Loan ID 887	10/10/2016	19.15%	8,687	8,687	8,477
Loan ID 888	10/10/2016	10.50%	10,179	10,179	10,071
Loan ID 890	10/10/2016	15.20%	7,411	7,411	7,286

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 891	10/10/2016	23.10%	3,088	3,088	2,977
Loan ID 892	10/10/2018	27.69%	9,029	9,029	8,948
Loan ID 893	10/10/2016	22.25%	3,045	3,045	2,935
Loan ID 894	10/10/2016	12.99%	4,774	4,774	4,724
Loan ID 896	10/10/2016	31.34%	3,144	3,144	3,027
Loan ID 897	10/10/2016	10.50%	8,927	8,927	8,832
Loan ID 898	10/10/2016	17.60%	7,481	7,481	7,300
Loan ID 899	10/10/2016	12.49%	23,457	23,457	23,210
Loan ID 900	10/11/2016	18.40%	9,004	9,004	8,786
Loan ID 901	10/11/2018	16.95%	17,476	17,476	17,324
Loan ID 903	10/11/2016	29.25%	3,122	3,122	3,019
Loan ID 904	10/11/2018	17.30%	8,748	8,748	8,672
Loan ID 905	10/15/2016	16.20%	7,440	7,440	7,315
Loan ID 906	10/15/2016	31.34%	1,625	1,625	1,565
Loan ID 907	10/15/2018	23.10%	2,228	2,228	2,202
Loan ID 909	10/15/2016	23.10%	3,055	3,055	2,944
Loan ID 910	10/16/2018	12.99%	15,509	15,509	15,447
Loan ID 911	10/16/2018	29.25%	9,067	9,067	8,986
Loan ID 912	10/16/2016	26.99%	1,936	1,936	1,872
Loan ID 913	10/16/2018	20.15%	8,805	8,805	8,728
Loan ID 914	10/16/2016	29.25%	1,065	1,065	1,030
Loan ID 915	10/16/2018	18.70%	13,184	13,184	13,069
Loan ID 916	10/16/2016	9.49%	5,792	5,792	5,731
Loan ID 917	10/16/2018	19.50%	13,218	13,218	13,103
Loan ID 918	10/16/2016	9.49%	10,860	10,860	10,745
Loan ID 919	10/16/2016	12.49%	6,597	6,597	6,528
Loan ID 920	10/16/2018	24.69%	3,591	3,591	3,549
Loan ID 921	10/16/2016	12.99%	7,345	7,345	7,268
Loan ID 922	10/16/2018	11.59%	17,143	17,143	17,074
Loan ID 923	10/16/2018	19.15%	3,537	3,537	3,506
Loan ID 924	10/17/2016	16.20%	2,976	2,976	2,926
Loan ID 925	10/17/2016	14.40%	11,081	11,081	10,895
Loan ID 928	10/17/2018	23.10%	2,674	2,674	2,642
Loan ID 929	10/17/2018	11.59%	12,857	12,857	12,806
Loan ID 930	10/17/2016	17.60%	3,376	3,376	3,294
Loan ID 931	10/17/2016	12.99%	3,673	3,673	3,634
Loan ID 932	10/17/2018	16.20%	10,023	10,023	9,990
Loan ID 933	10/17/2018	18.40%	13,171	13,171	13,056
Loan ID 935	10/17/2016	9.90%	6,165	6,165	6,100
Loan ID 936	10/17/2016	15.50%	11,129	11,129	10,942
Loan ID 937	10/17/2016	20.85%	8,079	8,079	7,786
Loan ID 938	10/17/2016	13.49%	11,240	11,240	11,051
Loan ID 939	10/17/2018	13.99%	15,566	15,566	15,515
Loan ID 940	10/17/2016	13.49%	3,680	3,680	3,618
Loan ID 941	10/17/2018	18.40%	13,171	13,171	13,056
Loan ID 942	10/17/2018	20.45%	22,097	22,097	21,905
Loan ID 943	10/17/2018	12.99%	10,340	10,340	10,298
Loan ID 944	10/18/2018	17.60%	17,514	17,514	17,362
Loan ID 945	10/18/2016	19.15%	11,288	11,288	11,015
Loan ID 946	10/18/2016	15.85%	11,184	11,184	10,997
Loan ID 947	10/18/2016	20.15%	7,190	7,190	7,016
Loan ID 948	10/18/2016	21.55%	7,593	7,593	7,318
Loan ID 949	10/18/2018	19.50%	5,640	5,640	5,591
Loan ID 950	10/18/2016	9.49%	9,387	9,387	9,288
Loan ID 951	10/18/2016	20.45%	11,343	11,343	11,069
Loan ID 952	10/18/2016	18.00%	11,238	11,238	10,966
Loan ID 953	10/18/2016	20.45%	8,270	8,270	8,070
Loan ID 954	10/18/2018	20.45%	7,071	7,071	7,010
Loan ID 955	10/18/2016	21.55%	2,355	2,355	2,270
Loan ID 957	10/18/2016	23.10%	3,971	3,971	3,827

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 958	10/18/2018	17.30%	13,133	13,133	13,019
Loan ID 959	10/18/2018	20.45%	8,691	8,691	8,616
Loan ID 960	10/18/2016	16.60%	14,903	14,903	14,542
Loan ID 961	10/18/2018	20.15%	13,248	13,248	13,133
Loan ID 962	10/21/2016	25.49%	7,703	7,703	7,449
Loan ID 963	10/21/2016	17.60%	11,240	11,240	10,968
Loan ID 965	10/21/2018	10.99%	21,380	21,380	21,294
Loan ID 966	10/21/2018	16.95%	13,107	13,107	12,993
Loan ID 967	10/21/2018	17.30%	21,870	21,870	21,680
Loan ID 968	10/22/2018	16.20%	8,715	8,715	8,687
Loan ID 969	10/22/2016	12.99%	14,691	14,691	14,535
Loan ID 970	10/22/2016	20.85%	7,573	7,573	7,299
Loan ID 971	10/22/2016	18.40%	18,759	18,759	18,305
Loan ID 972	10/22/2016	20.45%	2,269	2,269	2,214
Loan ID 973	10/22/2018	18.40%	13,171	13,171	13,056
Loan ID 974	10/22/2016	18.40%	10,130	10,130	9,885
Loan ID 975	10/23/2018	11.99%	17,169	17,169	17,100
Loan ID 976	10/23/2016	22.25%	2,665	2,665	2,568
Loan ID 977	10/24/2018	20.85%	8,928	8,928	8,824
Loan ID 978	10/25/2016	19.15%	11,288	11,288	11,015
Loan ID 979	10/25/2016	18.40%	8,252	8,252	8,052
Loan ID 980	10/28/2018	23.79%	6,251	6,251	6,178
Loan ID 981	10/28/2018	16.20%	21,788	21,788	21,717
Loan ID 982	10/28/2016	13.99%	11,062	11,062	10,877
Loan ID 983	10/28/2016	20.45%	3,021	3,021	2,948
Loan ID 984	10/28/2016	9.49%	7,240	7,240	7,164
Loan ID 985	10/28/2016	19.50%	9,796	9,796	9,559
Loan ID 986	10/28/2016	24.69%	6,611	6,611	6,372
Loan ID 987	10/28/2016	13.99%	2,950	2,950	2,901
Loan ID 988	10/29/2018	23.79%	3,572	3,572	3,530
Loan ID 989	10/29/2018	23.10%	8,930	8,930	8,826
Loan ID 990	10/29/2016	10.50%	6,544	6,544	6,474
Loan ID 991	10/29/2018	20.15%	9,272	9,272	9,191
Loan ID 992	10/29/2016	13.99%	9,956	9,956	9,789
Loan ID 993	10/29/2018	16.60%	8,291	8,291	8,219
Loan ID 994	10/29/2016	14.40%	6,648	6,648	6,537
Loan ID 995	10/29/2016	13.49%	1,840	1,840	1,809
Loan ID 996	10/29/2016	19.15%	3,010	3,010	2,937
Loan ID 997	10/29/2016	29.25%	3,512	3,512	3,396
Loan ID 998	10/29/2018	18.40%	13,863	13,863	13,743
Loan ID 999	10/29/2016	12.99%	14,690	14,690	14,535
Loan ID 1000	10/29/2018	13.99%	6,371	6,371	6,350
Loan ID 1001	10/30/2016	10.50%	6,776	6,776	6,704
Loan ID 1002	10/30/2016	17.60%	7,724	7,724	7,537
Loan ID 1003	10/30/2016	16.20%	3,075	3,075	3,023
Loan ID 1004	10/30/2018	19.15%	8,917	8,917	8,839
Loan ID 1005	10/30/2018	15.50%	22,046	22,046	21,974
Loan ID 1006	10/31/2016	18.00%	7,734	7,734	7,547
Loan ID 1008	10/31/2016	20.45%	1,560	1,560	1,522
Loan ID 1009	10/31/2016	20.45%	3,120	3,120	3,044
Loan ID 1010	10/31/2018	26.99%	9,107	9,107	9,025
Loan ID 1011	10/31/2016	19.15%	11,667	11,667	11,384
Loan ID 1012	11/1/2016	24.69%	7,909	7,909	7,623
Loan ID 1013	11/1/2016	15.50%	11,500	11,500	11,307
Loan ID 1014	11/1/2018	13.49%	17,521	17,521	17,463
Loan ID 1015	11/1/2016	26.29%	3,180	3,180	3,075
Loan ID 1016	11/1/2016	11.59%	11,338	11,338	11,218
Loan ID 1017	11/1/2016	13.99%	7,625	7,625	7,497
Loan ID 1018	11/1/2016	10.50%	10,255	10,255	10,147
Loan ID 1019	11/1/2016	26.99%	7,967	7,967	7,704

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1020	11/1/2016	11.99%	11,343	11,343	11,224
Loan ID 1021	11/1/2016	28.49%	1,601	1,601	1,548
Loan ID 1022	11/1/2018	20.85%	9,390	9,390	9,281
Loan ID 1023	11/1/2018	13.99%	16,673	16,673	16,619
Loan ID 1024	11/1/2018	19.15%	8,916	8,916	8,839
Loan ID 1025	11/4/2016	26.99%	3,187	3,187	3,082
Loan ID 1026	11/4/2016	20.45%	7,688	7,688	7,502
Loan ID 1027	11/4/2016	29.25%	3,209	3,209	3,103
Loan ID 1028	11/4/2018	16.60%	22,121	22,121	21,928
Loan ID 1029	11/4/2016	10.99%	7,542	7,542	7,462
Loan ID 1030	11/4/2018	14.85%	13,200	13,200	13,157
Loan ID 1031	11/4/2016	28.49%	3,202	3,202	3,096
Loan ID 1032	11/4/2016	10.99%	11,313	11,313	11,193
Loan ID 1033	11/4/2018	23.79%	6,323	6,323	6,249
Loan ID 1034	11/4/2016	16.60%	15,393	15,393	15,021
Loan ID 1035	11/4/2018	20.85%	8,064	8,064	7,970
Loan ID 1036	11/5/2018	18.70%	13,357	13,357	13,241
Loan ID 1037	11/5/2016	9.49%	5,250	5,250	5,194
Loan ID 1038	11/6/2018	19.50%	13,557	13,557	13,439
Loan ID 1040	11/6/2016	18.00%	7,734	7,734	7,547
Loan ID 1041	11/6/2018	23.79%	13,549	13,549	13,392
Loan ID 1042	11/6/2016	12.49%	18,959	18,959	18,759
Loan ID 1043	11/6/2016	19.15%	7,765	7,765	7,577
Loan ID 1046	11/6/2016	17.30%	9,258	9,258	9,034
Loan ID 1047	11/6/2018	25.49%	4,536	4,536	4,496
Loan ID 1048	11/6/2016	12.49%	17,822	17,822	17,633
Loan ID 1049	11/6/2016	16.20%	3,584	3,584	3,524
Loan ID 1050	11/6/2018	23.79%	9,033	9,033	8,928
Loan ID 1051	11/6/2016	20.15%	7,359	7,359	7,181
Loan ID 1052	11/6/2016	26.99%	7,967	7,967	7,704
Loan ID 1053	11/6/2016	23.10%	7,868	7,868	7,583
Loan ID 1054	11/6/2016	28.49%	4,002	4,002	3,870
Loan ID 1055	11/6/2016	9.90%	3,005	3,005	2,973
Loan ID 1056	11/7/2018	18.40%	13,345	13,345	13,229
Loan ID 1057	11/7/2016	24.69%	6,723	6,723	6,479
Loan ID 1058	11/7/2016	12.49%	11,375	11,375	11,254
Loan ID 1059	11/7/2016	19.80%	3,124	3,124	3,049
Loan ID 1060	11/7/2016	18.70%	7,365	7,365	7,187
Loan ID 1061	11/7/2016	29.25%	3,209	3,209	3,103
Loan ID 1062	11/7/2016	16.95%	11,559	11,559	11,279
Loan ID 1063	11/8/2016	26.99%	7,967	7,967	7,704
Loan ID 1064	11/8/2016	29.25%	8,023	8,023	7,758
Loan ID 1065	11/8/2016	19.50%	11,661	11,661	11,379
Loan ID 1066	11/8/2018	20.45%	5,370	5,370	5,323
Loan ID 1067	11/12/2016	11.59%	18,897	18,897	18,697
Loan ID 1068	11/12/2016	20.15%	3,117	3,117	3,041
Loan ID 1069	11/12/2016	9.90%	11,266	11,266	11,147
Loan ID 1070	11/12/2016	19.15%	7,015	7,015	6,845
Loan ID 1071	11/12/2016	29.25%	3,209	3,209	3,103
Loan ID 1073	11/12/2016	10.99%	7,055	7,055	6,981
Loan ID 1074	11/12/2016	14.85%	19,122	19,122	18,801
Loan ID 1075	11/12/2016	20.45%	2,730	2,730	2,664
Loan ID 1077	11/12/2016	12.99%	14,563	14,563	14,409
Loan ID 1078	11/12/2016	17.30%	11,291	11,291	11,018
Loan ID 1079	11/12/2016	29.25%	8,023	8,023	7,758
Loan ID 1080	11/12/2016	13.99%	6,100	6,100	5,998
Loan ID 1081	11/12/2016	29.25%	2,840	2,840	2,747
Loan ID 1082	11/12/2018	15.50%	13,227	13,227	13,184
Loan ID 1083	11/12/2016	16.20%	5,380	5,380	5,290
Loan ID 1084	11/12/2018	14.85%	8,800	8,800	8,771

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1085	11/12/2016	11.99%	10,745	10,745	10,632
Loan ID 1086	11/13/2018	16.60%	8,848	8,848	8,771
Loan ID 1087	11/13/2016	10.99%	15,101	15,101	14,941
Loan ID 1088	11/13/2016	9.49%	18,749	18,749	18,550
Loan ID 1089	11/13/2016	13.49%	10,656	10,656	10,477
Loan ID 1090	11/13/2016	9.90%	4,957	4,957	4,905
Loan ID 1091	11/13/2018	10.99%	13,115	13,115	13,062
Loan ID 1092	11/13/2018	17.30%	12,414	12,414	12,306
Loan ID 1093	11/13/2016	20.85%	7,810	7,810	7,527
Loan ID 1095	11/13/2016	18.00%	11,601	11,601	11,321
Loan ID 1096	11/13/2016	17.60%	3,089	3,089	3,015
Loan ID 1097	11/13/2016	29.25%	1,605	1,605	1,552
Loan ID 1098	11/13/2016	16.20%	9,607	9,607	9,446
Loan ID 1099	11/13/2018	12.49%	15,716	15,716	15,652
Loan ID 1100	11/13/2018	13.99%	13,041	13,041	12,999
Loan ID 1101	11/13/2018	13.99%	27,862	27,862	27,772
Loan ID 1102	11/13/2016	14.40%	10,691	10,691	10,512
Loan ID 1103	11/13/2016	11.99%	6,304	6,304	6,237
Loan ID 1104	11/13/2018	28.49%	9,140	9,140	9,058
Loan ID 1105	11/13/2016	24.69%	5,141	5,141	4,955
Loan ID 1106	11/14/2018	16.20%	22,093	22,093	22,021
Loan ID 1108	11/14/2018	17.60%	8,875	8,875	8,798
Loan ID 1109	11/14/2018	13.49%	8,761	8,761	8,733
Loan ID 1110	11/14/2018	16.95%	13,287	13,287	13,171
Loan ID 1111	11/14/2018	20.85%	8,960	8,960	8,856
Loan ID 1112	11/15/2016	16.95%	7,706	7,706	7,520
Loan ID 1113	11/15/2016	9.90%	11,267	11,267	11,148
Loan ID 1114	11/15/2016	24.69%	3,954	3,954	3,811
Loan ID 1115	11/15/2016	10.99%	11,313	11,313	11,193
Loan ID 1116	11/15/2016	10.99%	10,558	10,558	10,447
Loan ID 1117	11/15/2016	16.20%	7,686	7,686	7,557
Loan ID 1118	11/18/2016	14.85%	15,239	15,239	14,983
Loan ID 1119	11/18/2016	10.99%	4,539	4,539	4,492
Loan ID 1120	11/18/2016	9.90%	11,267	11,267	11,148
Loan ID 1121	11/19/2018	14.85%	8,800	8,800	8,771
Loan ID 1122	11/20/2018	11.59%	7,618	7,618	7,587
Loan ID 1123	11/20/2016	14.85%	11,907	11,907	11,707
Loan ID 1124	11/20/2016	18.40%	12,881	12,881	12,570
Loan ID 1125	11/20/2016	20.85%	7,810	7,810	7,527
Loan ID 1126	11/20/2018	20.85%	3,584	3,584	3,542
Loan ID 1127	11/20/2018	18.70%	13,357	13,357	13,241
Loan ID 1128	11/20/2018	12.49%	6,986	6,986	6,958
Loan ID 1129	11/20/2018	9.90%	17,311	17,311	17,241
Loan ID 1130	11/20/2018	23.79%	13,549	13,549	13,392
Loan ID 1131	11/20/2016	19.50%	12,223	12,223	11,927
Loan ID 1132	11/20/2016	14.40%	11,454	11,454	11,262
Loan ID 1133	11/20/2016	18.40%	11,617	11,617	11,336
Loan ID 1134	11/20/2016	16.20%	8,446	8,446	8,305
Loan ID 1135	11/21/2016	15.85%	3,071	3,071	3,019
Loan ID 1136	11/21/2016	10.99%	1,508	1,508	1,492
Loan ID 1137	11/22/2016	10.99%	3,771	3,771	3,731
Loan ID 1138	11/22/2016	17.60%	7,723	7,723	7,537
Loan ID 1139	11/22/2016	14.40%	11,455	11,455	11,263
Loan ID 1140	11/25/2016	13.49%	25,118	25,118	24,697
Loan ID 1141	11/25/2016	9.49%	15,759	15,759	15,593
Loan ID 1142	11/25/2018	19.15%	3,567	3,567	3,536
Loan ID 1143	11/25/2018	17.60%	13,313	13,313	13,197
Loan ID 1144	11/25/2018	10.99%	6,516	6,516	6,490
Loan ID 1145	11/25/2018	15.50%	11,463	11,463	11,426
Loan ID 1146	11/26/2016	13.99%	7,625	7,625	7,497

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1147	11/26/2016	15.85%	6,525	6,525	6,415
Loan ID 1148	11/26/2016	10.50%	5,646	5,646	5,586
Loan ID 1149	11/26/2016	9.49%	26,248	26,248	25,971
Loan ID 1150	11/26/2018	19.70%	8,948	8,948	8,871
Loan ID 1151	11/26/2018	12.74%	17,479	17,479	17,422
Loan ID 1153	11/26/2016	19.70%	11,669	11,669	11,387
Loan ID 1154	11/26/2018	26.24%	9,090	9,090	9,008
Loan ID 1155	11/26/2016	9.90%	6,009	6,009	5,945
Loan ID 1156	11/26/2016	17.25%	11,571	11,571	11,291
Loan ID 1157	11/26/2018	12.39%	17,459	17,459	17,388
Loan ID 1158	11/26/2018	16.60%	5,769	5,769	5,718
Loan ID 1160	11/26/2016	13.14%	12,149	12,149	11,945
Loan ID 1161	11/26/2016	9.30%	11,241	11,241	11,122
Loan ID 1162	11/26/2018	18.40%	13,345	13,345	13,229
Loan ID 1163	11/26/2018	14.35%	17,571	17,571	17,514
Loan ID 1164	11/26/2018	13.14%	11,377	11,377	11,339
Loan ID 1165	11/26/2016	11.59%	9,300	9,300	9,202
Loan ID 1166	11/26/2016	14.00%	9,151	9,151	8,997
Loan ID 1167	11/26/2016	11.59%	4,838	4,838	4,787
Loan ID 1168	11/26/2018	18.40%	13,345	13,345	13,229
Loan ID 1169	11/26/2016	10.99%	15,084	15,084	14,924
Loan ID 1170	11/26/2018	16.20%	13,256	13,256	13,141
Loan ID 1171	11/26/2016	13.49%	15,223	15,223	14,968
Loan ID 1172	11/27/2016	21.50%	3,131	3,131	3,017
Loan ID 1173	11/27/2016	9.30%	13,946	13,946	13,799
Loan ID 1174	11/27/2016	14.65%	3,991	3,991	3,924
Loan ID 1175	11/27/2018	19.15%	8,025	8,025	7,955
Loan ID 1176	11/27/2016	10.50%	11,292	11,292	11,173
Loan ID 1177	11/27/2016	12.49%	5,309	5,309	5,253
Loan ID 1178	11/27/2016	11.89%	3,148	3,148	3,114
Loan ID 1180	11/27/2016	9.30%	11,241	11,241	11,122
Loan ID 1181	11/27/2016	19.40%	11,390	11,390	11,114
Loan ID 1182	11/27/2016	16.20%	9,223	9,223	9,000
Loan ID 1183	11/27/2018	15.50%	8,818	8,818	8,789
Loan ID 1185	11/27/2018	19.80%	4,467	4,467	4,428
Loan ID 1186	11/27/2018	16.60%	3,330	3,330	3,301
Loan ID 1187	11/27/2016	13.99%	15,250	15,250	14,995
Loan ID 1189	11/27/2016	12.39%	15,920	15,920	15,752
Loan ID 1190	11/27/2016	8.79%	11,219	11,219	11,101
Loan ID 1191	11/27/2018	14.00%	6,143	6,143	6,123
Loan ID 1192	11/27/2016	13.49%	11,412	11,412	11,220
Loan ID 1193	11/27/2016	11.89%	18,918	18,918	18,718
Loan ID 1194	11/27/2016	16.20%	11,529	11,529	11,250
Loan ID 1195	11/27/2016	16.85%	8,065	8,065	7,870
Loan ID 1196	11/27/2016	17.60%	3,862	3,862	3,768
Loan ID 1197	11/27/2016	8.79%	9,723	9,723	9,621
Loan ID 1198	11/27/2016	15.00%	11,479	11,479	11,287
Loan ID 1199	11/27/2018	16.20%	13,450	13,450	13,333
Loan ID 1200	11/27/2016	11.99%	7,570	7,570	7,490
Loan ID 1201	11/27/2016	10.99%	11,313	11,313	11,193
Loan ID 1202	11/27/2016	11.89%	11,350	11,350	11,231
Loan ID 1203	11/27/2016	10.50%	3,011	3,011	2,979
Loan ID 1204	11/27/2016	17.95%	7,733	7,733	7,546
Loan ID 1205	11/27/2018	9.90%	8,655	8,655	8,620
Loan ID 1206	11/27/2018	18.75%	13,359	13,359	13,243
Loan ID 1207	11/29/2016	13.99%	11,471	11,471	11,279
Loan ID 1208	11/29/2018	16.85%	13,282	13,282	13,167
Loan ID 1209	11/29/2016	13.14%	10,642	10,642	10,464
Loan ID 1210	11/29/2018	18.75%	13,359	13,359	13,242
Loan ID 1211	11/29/2018	14.65%	17,588	17,588	17,531

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1212	11/29/2018	19.70%	11,610	11,610	11,509
Loan ID 1213	11/29/2018	16.60%	13,272	13,272	13,157
Loan ID 1214	11/29/2016	10.99%	7,542	7,542	7,462
Loan ID 1215	11/29/2016	16.20%	5,380	5,380	5,250
Loan ID 1216	11/29/2016	10.50%	9,033	9,033	8,938
Loan ID 1217	11/29/2016	11.89%	11,350	11,350	11,230
Loan ID 1218	11/29/2018	16.55%	13,270	13,270	13,155
Loan ID 1219	11/29/2018	20.15%	10,037	10,037	9,949
Loan ID 1220	12/2/2016	15.35%	3,165	3,165	3,112
Loan ID 1221	12/2/2016	12.39%	7,836	7,836	7,753
Loan ID 1222	12/2/2016	12.39%	3,010	3,010	2,978
Loan ID 1223	12/2/2016	23.04%	8,102	8,102	7,808
Loan ID 1224	12/2/2018	13.55%	8,895	8,895	8,866
Loan ID 1225	12/2/2018	14.35%	9,361	9,361	9,331
Loan ID 1226	12/2/2016	14.00%	15,754	15,754	15,490
Loan ID 1227	12/2/2016	9.90%	10,102	10,102	9,995
Loan ID 1228	12/3/2016	8.79%	7,741	7,741	7,659
Loan ID 1229	12/3/2016	16.85%	2,782	2,782	2,715
Loan ID 1230	12/3/2018	20.10%	13,586	13,586	13,428
Loan ID 1231	12/3/2016	12.39%	5,877	5,877	5,815
Loan ID 1232	12/3/2018	19.40%	22,602	22,602	22,406
Loan ID 1233	12/3/2016	19.70%	3,208	3,208	3,131
Loan ID 1234	12/3/2016	12.49%	5,487	5,487	5,429
Loan ID 1235	12/4/2016	17.65%	11,955	11,955	11,665
Loan ID 1236	12/4/2018	19.40%	13,561	13,561	13,443
Loan ID 1237	12/4/2016	15.35%	15,823	15,823	15,558
Loan ID 1238	12/4/2016	12.39%	12,537	12,537	12,405
Loan ID 1239	12/4/2016	14.65%	11,841	11,841	11,642
Loan ID 1240	12/4/2016	10.39%	9,326	9,326	9,227
Loan ID 1241	12/4/2018	15.35%	16,988	16,988	16,933
Loan ID 1242	12/4/2016	18.40%	15,977	15,977	15,590
Loan ID 1243	12/4/2018	15.85%	13,792	13,792	13,672
Loan ID 1244	12/4/2018	17.25%	13,483	13,483	13,366
Loan ID 1245	12/4/2018	16.20%	8,963	8,963	8,885
Loan ID 1246	12/4/2016	10.99%	19,498	19,498	19,292
Loan ID 1247	12/4/2018	15.35%	31,294	31,294	31,192
Loan ID 1248	12/4/2016	16.85%	3,180	3,180	3,103
Loan ID 1249	12/4/2018	16.55%	13,457	13,457	13,340
Loan ID 1250	12/4/2018	16.55%	13,457	13,457	13,340
Loan ID 1251	12/4/2018	19.70%	6,334	6,334	6,279
Loan ID 1252	12/4/2016	9.30%	5,040	5,040	4,987
Loan ID 1253	12/4/2016	24.74%	8,162	8,162	7,893
Loan ID 1254	12/4/2018	14.65%	8,923	8,923	8,894
Loan ID 1255	12/4/2016	19.05%	12,007	12,007	11,716
Loan ID 1256	12/5/2016	18.40%	4,793	4,793	4,677
Loan ID 1257	12/5/2016	22.35%	3,638	3,638	3,507
Loan ID 1258	12/5/2018	14.35%	31,204	31,204	31,103
Loan ID 1259	12/5/2016	10.99%	7,799	7,799	7,717
Loan ID 1260	12/5/2016	16.20%	7,933	7,933	7,741
Loan ID 1261	12/5/2016	13.55%	6,686	6,686	6,574
Loan ID 1262	12/5/2016	14.65%	6,580	6,580	6,470
Loan ID 1263	12/5/2018	11.39%	15,023	15,023	14,962
Loan ID 1264	12/5/2016	14.35%	11,829	11,829	11,631
Loan ID 1265	12/5/2016	10.39%	14,010	14,010	13,862
Loan ID 1266	12/5/2018	15.85%	6,715	6,715	6,657
Loan ID 1267	12/5/2016	19.80%	3,971	3,971	3,874
Loan ID 1268	12/5/2016	12.74%	27,457	27,457	26,996
Loan ID 1269	12/5/2016	16.20%	11,900	11,900	11,612
Loan ID 1270	12/5/2016	13.14%	7,855	7,855	7,723
Loan ID 1271	12/5/2018	19.05%	10,839	10,839	10,745

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1273	12/5/2018	22.35%	3,644	3,644	3,601
Loan ID 1274	12/5/2018	15.35%	22,353	22,353	22,280
Loan ID 1275	12/5/2016	13.14%	11,783	11,783	11,585
Loan ID 1276	12/5/2018	22.35%	9,109	9,109	9,003
Loan ID 1277	12/6/2018	17.95%	13,509	13,509	13,391
Loan ID 1278	12/6/2018	16.20%	6,274	6,274	6,219
Loan ID 1279	12/6/2016	10.39%	6,616	6,616	6,546
Loan ID 1280	12/6/2018	19.70%	13,589	13,589	13,471
Loan ID 1282	12/6/2016	11.39%	7,810	7,810	7,727
Loan ID 1283	12/6/2016	19.40%	16,026	16,026	15,639
Loan ID 1284	12/6/2018	12.39%	13,296	13,296	13,242
Loan ID 1285	12/6/2016	11.39%	27,333	27,333	27,045
Loan ID 1286	12/6/2016	10.99%	19,498	19,498	19,292
Loan ID 1287	12/6/2018	15.35%	22,353	22,353	22,280
Loan ID 1288	12/6/2016	12.39%	15,671	15,671	15,506
Loan ID 1289	12/6/2016	10.39%	10,897	10,897	10,781
Loan ID 1290	12/6/2016	15.85%	3,962	3,962	3,866
Loan ID 1291	12/6/2016	22.35%	8,085	8,085	7,792
Loan ID 1292	12/9/2018	22.35%	1,822	1,822	1,801
Loan ID 1293	12/9/2018	13.14%	17,768	17,768	17,710
Loan ID 1294	12/9/2018	19.40%	22,602	22,602	22,406
Loan ID 1295	12/9/2018	16.20%	13,444	13,444	13,327
Loan ID 1296	12/9/2016	12.39%	5,485	5,485	5,427
Loan ID 1297	12/9/2016	10.39%	2,335	2,335	2,310
Loan ID 1298	12/9/2018	11.89%	17,701	17,701	17,629
Loan ID 1299	12/9/2016	15.35%	1,631	1,631	1,603
Loan ID 1300	12/9/2016	11.39%	11,714	11,714	11,591
Loan ID 1301	12/10/2018	14.65%	13,385	13,385	13,341
Loan ID 1302	12/10/2018	12.74%	17,746	17,746	17,689
Loan ID 1303	12/10/2016	12.39%	11,753	11,753	11,629
Loan ID 1304	12/10/2016	10.39%	1,557	1,557	1,540
Loan ID 1305	12/10/2016	19.05%	12,702	12,702	12,394
Loan ID 1306	12/10/2018	18.40%	9,017	9,017	8,938
Loan ID 1307	12/10/2016	10.99%	7,019	7,019	6,945
Loan ID 1308	12/10/2018	21.50%	9,090	9,090	8,984
Loan ID 1309	12/10/2018	13.14%	22,329	22,329	22,256
Loan ID 1310	12/10/2018	13.55%	22,237	22,237	22,164
Loan ID 1311	12/10/2016	13.14%	7,855	7,855	7,723
Loan ID 1312	12/10/2016	16.85%	11,924	11,924	11,636
Loan ID 1313	12/11/2016	26.24%	3,272	3,272	3,164
Loan ID 1314	12/11/2016	26.24%	3,271	3,271	3,163
Loan ID 1315	12/11/2016	13.14%	11,783	11,783	11,585
Loan ID 1317	12/11/2016	10.39%	8,951	8,951	8,856
Loan ID 1318	12/11/2016	20.10%	6,424	6,424	6,192
Loan ID 1319	12/11/2018	15.85%	10,297	10,297	10,207
Loan ID 1320	12/11/2016	11.89%	5,476	5,476	5,418
Loan ID 1321	12/11/2016	28.50%	4,938	4,938	4,775
Loan ID 1322	12/12/2018	19.40%	9,041	9,041	8,962
Loan ID 1323	12/12/2018	17.95%	22,515	22,515	22,319
Loan ID 1324	12/12/2016	28.50%	3,292	3,292	3,183
Loan ID 1325	12/12/2018	9.90%	14,073	14,073	14,017
Loan ID 1326	12/13/2016	9.90%	3,108	3,108	3,075
Loan ID 1327	12/13/2016	11.39%	8,803	8,803	8,710
Loan ID 1328	12/13/2018	22.35%	9,109	9,109	9,003
Loan ID 1329	12/13/2016	14.65%	3,947	3,947	3,881
Loan ID 1330	12/13/2016	12.74%	2,746	2,746	2,700
Loan ID 1331	12/13/2018	18.40%	13,544	13,544	13,426
Loan ID 1334	12/16/2016	11.89%	15,609	15,609	15,445
Loan ID 1335	12/16/2016	28.50%	3,377	3,377	3,265
Loan ID 1336	12/16/2018	12.39%	4,432	4,432	4,414

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1337	12/16/2018	18.00%	12,610	12,610	12,500
Loan ID 1338	12/16/2016	11.39%	13,667	13,667	13,522
Loan ID 1339	12/16/2018	16.55%	17,943	17,943	17,787
Loan ID 1340	12/16/2016	24.74%	3,257	3,257	3,149
Loan ID 1341	12/16/2016	20.80%	4,426	4,426	4,266
Loan ID 1342	12/16/2016	18.75%	12,550	12,550	12,247
Loan ID 1343	12/16/2016	19.70%	1,604	1,604	1,565
Loan ID 1344	12/16/2016	19.05%	20,011	20,011	19,527
Loan ID 1345	12/16/2016	9.90%	15,541	15,541	15,377
Loan ID 1346	12/16/2018	23.04%	13,687	13,687	13,528
Loan ID 1347	12/17/2016	11.89%	15,645	15,645	15,480
Loan ID 1348	12/17/2018	12.74%	8,873	8,873	8,844
Loan ID 1349	12/17/2018	19.70%	13,572	13,572	13,454
Loan ID 1350	12/17/2016	30.59%	1,655	1,655	1,594
Loan ID 1351	12/17/2016	11.89%	10,169	10,169	10,062
Loan ID 1352	12/17/2018	11.39%	13,255	13,255	13,202
Loan ID 1354	12/17/2016	15.35%	11,868	11,868	11,669
Loan ID 1355	12/17/2018	15.00%	22,458	22,458	22,385
Loan ID 1356	12/17/2018	17.25%	8,090	8,090	8,020
Loan ID 1357	12/17/2016	19.70%	8,021	8,021	7,826
Loan ID 1358	12/17/2016	11.89%	2,347	2,347	2,322
Loan ID 1359	12/17/2016	14.00%	7,854	7,854	7,723
Loan ID 1360	12/17/2016	9.30%	3,877	3,877	3,836
Loan ID 1361	12/18/2016	13.55%	10,225	10,225	10,054
Loan ID 1362	12/18/2016	16.55%	9,151	9,151	8,930
Loan ID 1363	12/18/2018	12.39%	16,841	16,841	16,773
Loan ID 1364	12/18/2016	12.39%	11,753	11,753	11,629
Loan ID 1365	12/18/2016	19.40%	16,026	16,026	15,639
Loan ID 1366	12/18/2016	20.10%	1,617	1,617	1,558
Loan ID 1367	12/18/2016	11.89%	7,823	7,823	7,740
Loan ID 1368	12/18/2018	17.95%	13,509	13,509	13,391
Loan ID 1369	12/18/2018	23.94%	9,144	9,144	9,038
Loan ID 1370	12/18/2016	16.85%	7,966	7,966	7,773
Loan ID 1371	12/19/2018	14.00%	17,787	17,787	17,729
Loan ID 1372	12/19/2016	12.39%	19,589	19,589	19,382
Loan ID 1373	12/19/2018	16.85%	8,979	8,979	8,901
Loan ID 1374	12/19/2018	19.05%	13,549	13,549	13,431
Loan ID 1375	12/19/2018	12.39%	4,432	4,432	4,414
Loan ID 1376	12/19/2018	14.35%	30,090	30,090	29,992
Loan ID 1377	12/19/2016	9.90%	1,554	1,554	1,538
Loan ID 1378	12/19/2018	16.55%	13,457	13,457	13,340
Loan ID 1379	12/19/2016	18.75%	11,996	11,996	11,705
Loan ID 1380	12/19/2018	17.95%	22,518	22,518	22,322
Loan ID 1381	12/19/2016	8.79%	5,343	5,343	5,287
Loan ID 1382	12/19/2016	9.90%	1,554	1,554	1,537
Loan ID 1383	12/19/2016	28.50%	3,292	3,292	3,183
Loan ID 1384	12/19/2016	19.05%	3,202	3,202	3,124
Loan ID 1385	12/19/2018	15.35%	13,412	13,412	13,368
Loan ID 1386	12/19/2016	14.35%	2,366	2,366	2,326
Loan ID 1387	12/19/2016	26.94%	3,277	3,277	3,169
Loan ID 1388	12/19/2018	12.74%	13,310	13,310	13,266
Loan ID 1389	12/19/2016	11.39%	3,905	3,905	3,864
Loan ID 1390	12/19/2016	14.65%	19,735	19,735	19,404
Loan ID 1391	12/19/2016	12.74%	2,353	2,353	2,314
Loan ID 1392	12/20/2018	17.65%	10,798	10,798	10,704
Loan ID 1393	12/20/2016	9.90%	10,879	10,879	10,764
Loan ID 1394	12/20/2018	19.70%	13,901	13,901	13,780
Loan ID 1395	12/20/2016	18.75%	11,996	11,996	11,705
Loan ID 1396	12/20/2018	15.00%	22,331	22,331	22,258
Loan ID 1397	12/20/2016	14.65%	5,368	5,368	5,278

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1398	12/20/2018	13.14%	18,275	18,275	18,216
Loan ID 1399	12/20/2016	18.40%	3,195	3,195	3,118
Loan ID 1400	12/20/2018	17.65%	15,703	15,703	15,567
Loan ID 1401	12/20/2016	15.35%	3,180	3,180	3,127
Loan ID 1402	12/20/2018	18.40%	13,525	13,525	13,408
Loan ID 1403	12/20/2018	19.40%	22,602	22,602	22,406
Loan ID 1404	12/20/2016	14.00%	7,877	7,877	7,745
Loan ID 1405	12/20/2016	15.85%	3,962	3,962	3,866
Loan ID 1406	12/23/2016	16.55%	11,913	11,913	11,625
Loan ID 1407	12/23/2018	14.35%	13,373	13,373	13,330
Loan ID 1408	12/23/2018	14.35%	13,373	13,373	13,330
Loan ID 1409	12/23/2016	16.85%	7,950	7,950	7,757
Loan ID 1410	12/23/2018	15.85%	8,058	8,058	7,988
Loan ID 1412	12/23/2018	15.35%	13,412	13,412	13,368
Loan ID 1413	12/23/2018	18.40%	14,197	14,197	14,074
Loan ID 1414	12/23/2016	28.50%	3,292	3,292	3,183
Loan ID 1415	12/23/2016	28.50%	3,292	3,292	3,183
Loan ID 1416	12/23/2018	19.70%	9,048	9,048	8,969
Loan ID 1417	12/23/2018	16.55%	13,457	13,457	13,340
Loan ID 1418	12/23/2016	12.39%	3,918	3,918	3,876
Loan ID 1419	12/23/2018	15.85%	8,954	8,954	8,876
Loan ID 1420	12/23/2016	6.29%	7,674	7,674	7,674
Loan ID 1421	12/23/2016	10.39%	19,458	19,458	19,253
Loan ID 1422	12/24/2016	15.35%	946	946	930
Loan ID 1424	12/24/2016	12.74%	3,138	3,138	3,085
Loan ID 1425	12/24/2016	10.39%	8,951	8,951	8,856
Loan ID 1426	12/24/2016	10.99%	14,038	14,038	13,890
Loan ID 1427	12/24/2018	15.85%	22,385	22,385	22,190
Loan ID 1428	12/24/2018	19.40%	14,217	14,217	14,094
Loan ID 1429	12/24/2016	9.90%	11,656	11,656	11,532
Loan ID 1430	12/24/2018	19.70%	9,048	9,048	8,969
Loan ID 1431	12/24/2016	8.79%	14,708	14,708	14,552
Loan ID 1432	12/24/2016	9.30%	23,263	23,263	23,018
Loan ID 1433	12/26/2018	13.14%	21,708	21,708	21,637
Loan ID 1434	12/26/2018	17.95%	13,509	13,509	13,391
Loan ID 1435	12/26/2018	14.35%	8,915	8,915	8,886
Loan ID 1436	12/26/2018	16.20%	22,407	22,407	22,212
Loan ID 1437	12/26/2018	24.74%	3,680	3,680	3,647
Loan ID 1438	12/26/2018	19.05%	13,549	13,549	13,431
Loan ID 1439	12/27/2016	18.40%	11,983	11,983	11,693
Loan ID 1440	12/27/2016	14.65%	3,947	3,947	3,881
Loan ID 1441	12/27/2016	23.04%	3,241	3,241	3,123
Loan ID 1442	12/30/2016	18.40%	1,528	1,528	1,491
Loan ID 1443	12/30/2016	10.99%	6,441	6,441	6,373
Loan ID 1444	12/30/2016	11.39%	4,030	4,030	3,988
Loan ID 1445	12/30/2016	19.70%	8,252	8,252	8,052
Loan ID 1446	12/30/2016	17.65%	8,206	8,206	8,008
Loan ID 1447	12/30/2016	25.54%	3,352	3,352	3,241
Loan ID 1448	12/30/2016	14.65%	6,917	6,917	6,801
Loan ID 1449	12/30/2018	21.50%	6,782	6,782	6,703
Loan ID 1450	12/30/2018	16.20%	13,623	13,623	13,504
Loan ID 1451	12/30/2018	16.55%	8,961	8,961	8,883
Loan ID 1452	12/30/2016	8.79%	11,997	11,997	11,870
Loan ID 1453	12/30/2016	18.75%	12,346	12,346	12,048
Loan ID 1454	12/30/2016	20.80%	8,277	8,277	7,977
Loan ID 1455	12/30/2016	8.79%	5,599	5,599	5,540
Loan ID 1456	12/30/2016	19.70%	1,650	1,650	1,610
Loan ID 1458	12/30/2018	12.74%	13,503	13,503	13,459
Loan ID 1459	12/30/2016	27.74%	8,425	8,425	8,147
Loan ID 1460	12/31/2018	10.99%	8,959	8,959	8,923

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1461	12/31/2018	20.10%	9,166	9,166	9,059
Loan ID 1462	12/31/2018	11.89%	13,201	13,201	13,148
Loan ID 1463	12/31/2016	14.65%	12,205	12,205	12,001
Loan ID 1464	12/31/2018	17.95%	18,240	18,240	18,081
Loan ID 1465	12/31/2016	23.04%	9,185	9,185	8,853
Loan ID 1466	12/31/2016	9.30%	4,005	4,005	3,963
Loan ID 1467	12/31/2016	30.59%	3,393	3,393	3,267
Loan ID 1468	12/31/2016	23.94%	2,503	2,503	2,413
Loan ID 1469	12/31/2018	16.55%	18,178	18,178	18,020
Loan ID 1470	12/31/2016	9.30%	5,212	5,212	5,157
Loan ID 1471	12/31/2016	13.14%	28,356	28,356	27,880
Loan ID 1472	12/31/2018	15.35%	13,593	13,593	13,549
Loan ID 1473	12/31/2016	11.89%	12,108	12,108	11,980
Loan ID 1474	12/31/2016	12.39%	10,509	10,509	10,398
Loan ID 1475	12/31/2018	13.55%	9,021	9,021	8,991
Loan ID 1476	12/31/2016	10.99%	3,220	3,220	3,186
Loan ID 1477	12/31/2016	15.85%	12,247	12,247	11,950
Loan ID 1478	12/31/2018	14.00%	20,681	20,681	20,614
Loan ID 1479	12/31/2016	13.55%	3,244	3,244	3,190
Loan ID 1480	12/31/2016	12.39%	5,255	5,255	5,199
Loan ID 1481	12/31/2016	11.39%	4,675	4,675	4,626
Loan ID 1482	12/31/2016	21.50%	6,467	6,467	6,233
Loan ID 1483	12/31/2016	8.79%	9,997	9,997	9,892
Loan ID 1484	12/31/2016	14.00%	12,183	12,183	11,978
Loan ID 1485	12/31/2016	10.99%	22,140	22,140	21,906
Loan ID 1487	12/31/2016	17.65%	8,206	8,206	8,007
Loan ID 1489	12/31/2016	15.85%	12,247	12,247	11,950
Loan ID 1490	12/31/2016	12.74%	2,832	2,832	2,785
Loan ID 1491	12/31/2016	11.89%	16,144	16,144	15,974
Loan ID 1492	12/31/2016	7.69%	11,298	11,298	11,298
Loan ID 1493	12/31/2018	15.85%	9,074	9,074	8,995
Loan ID 1494	12/31/2016	10.39%	3,215	3,215	3,181
Loan ID 1495	12/31/2016	6.29%	2,778	2,778	2,778
Loan ID 1496	12/31/2016	26.24%	5,875	5,875	5,681
Loan ID 1497	12/31/2018	12.39%	8,986	8,986	8,949
Loan ID 1498	12/31/2018	13.55%	20,297	20,297	20,230
Loan ID 1499	12/31/2018	20.80%	6,426	6,426	6,351
Loan ID 1500	12/31/2016	15.85%	7,756	7,756	7,569
Loan ID 1501	1/2/2017	15.85%	12,247	12,247	11,950
Loan ID 1502	1/2/2017	12.74%	3,156	3,156	3,103
Loan ID 1503	1/2/2017	26.94%	3,363	3,363	3,252
Loan ID 1504	1/2/2019	12.39%	10,594	10,594	10,551
Loan ID 1505	1/2/2019	17.95%	20,976	20,976	20,793
Loan ID 1506	1/2/2019	14.00%	18,062	18,062	18,004
Loan ID 1507	1/2/2017	19.05%	4,942	4,942	4,823
Loan ID 1508	1/2/2017	12.39%	20,210	20,210	19,996
Loan ID 1509	1/2/2017	12.39%	20,210	20,210	19,996
Loan ID 1510	1/2/2017	26.24%	8,411	8,411	8,134
Loan ID 1511	1/2/2019	12.39%	8,993	8,993	8,957
Loan ID 1512	1/2/2019	19.70%	9,157	9,157	9,078
Loan ID 1513	1/2/2017	16.55%	20,451	20,451	19,957
Loan ID 1514	1/2/2017	19.05%	20,593	20,593	20,094
Loan ID 1515	1/2/2019	17.95%	9,120	9,120	9,041
Loan ID 1516	1/2/2019	16.85%	13,644	13,644	13,525
Loan ID 1518	1/2/2019	24.74%	8,095	8,095	8,022
Loan ID 1519	1/2/2019	16.55%	8,180	8,180	8,109
Loan ID 1520	1/2/2017	15.00%	8,145	8,145	8,008
Loan ID 1521	1/2/2019	12.39%	26,419	26,419	26,312
Loan ID 1522	1/2/2017	9.90%	8,025	8,025	7,940
Loan ID 1523	1/2/2017	17.25%	5,738	5,738	5,599

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1524	1/2/2017	8.79%	13,996	13,996	13,848
Loan ID 1525	1/2/2019	12.74%	5,401	5,401	5,383
Loan ID 1526	1/2/2017	9.30%	12,015	12,015	11,888
Loan ID 1527	1/2/2017	14.65%	12,205	12,205	12,001
Loan ID 1528	1/2/2019	15.35%	13,649	13,649	13,604
Loan ID 1529	1/2/2017	19.05%	6,178	6,178	6,028
Loan ID 1530	1/2/2019	18.75%	9,137	9,137	9,058
Loan ID 1531	1/2/2017	15.85%	3,266	3,266	3,187
Loan ID 1532	1/2/2017	28.50%	8,440	8,440	8,161
Loan ID 1533	1/2/2019	24.74%	3,703	3,703	3,670
Loan ID 1534	1/2/2019	13.55%	22,552	22,552	22,478
Loan ID 1535	1/2/2017	11.39%	2,821	2,821	2,791
Loan ID 1536	1/2/2019	11.89%	7,582	7,582	7,551
Loan ID 1537	1/2/2017	11.39%	9,672	9,672	9,570
Loan ID 1538	1/2/2017	14.00%	12,183	12,183	11,978
Loan ID 1539	1/2/2019	18.75%	9,137	9,137	9,058
Loan ID 1540	1/2/2019	11.89%	13,472	13,472	13,418
Loan ID 1541	1/3/2019	18.70%	13,704	13,704	13,585
Loan ID 1542	1/3/2017	13.55%	8,111	8,111	7,975
Loan ID 1543	1/3/2017	15.85%	3,266	3,266	3,187
Loan ID 1544	1/3/2017	10.99%	10,220	10,220	10,112
Loan ID 1545	1/3/2017	12.39%	12,126	12,126	11,998
Loan ID 1546	1/3/2019	18.75%	22,843	22,843	22,644
Loan ID 1547	1/3/2017	12.74%	12,138	12,138	11,935
Loan ID 1548	1/3/2019	15.00%	3,290	3,290	3,279
Loan ID 1549	1/3/2017	14.35%	1,935	1,935	1,903
Loan ID 1550	1/3/2017	15.85%	12,247	12,247	11,950
Loan ID 1551	1/3/2017	14.00%	4,873	4,873	4,791
Loan ID 1552	1/3/2019	20.80%	13,770	13,770	13,610
Loan ID 1553	1/3/2017	28.50%	3,376	3,376	3,265
Loan ID 1554	1/3/2019	24.74%	9,258	9,258	9,175
Loan ID 1555	1/3/2019	19.70%	13,736	13,736	13,616
Loan ID 1556	1/3/2019	16.20%	18,163	18,163	18,005
Loan ID 1557	1/3/2017	15.85%	8,165	8,165	7,967
Loan ID 1558	1/3/2017	26.94%	3,363	3,363	3,252
Loan ID 1559	1/3/2017	23.94%	3,338	3,338	3,217
Loan ID 1560	1/6/2017	11.39%	16,121	16,121	15,950
Loan ID 1561	1/6/2017	12.74%	8,092	8,092	7,956
Loan ID 1562	1/6/2019	19.40%	13,726	13,726	13,607
Loan ID 1563	1/6/2017	6.59%	6,752	6,752	6,752
Loan ID 1564	1/6/2017	12.74%	16,994	16,994	16,709
Loan ID 1565	1/6/2017	14.00%	2,843	2,843	2,795
Loan ID 1566	1/6/2019	26.94%	9,299	9,299	9,216
Loan ID 1567	1/6/2017	15.85%	6,520	6,520	6,362
Loan ID 1568	1/6/2019	15.35%	5,437	5,437	5,420
Loan ID 1569	1/6/2017	15.00%	12,217	12,217	12,012
Loan ID 1570	1/6/2019	17.95%	9,119	9,119	9,040
Loan ID 1571	1/6/2017	15.85%	4,082	4,082	3,983
Loan ID 1572	1/6/2017	9.90%	3,210	3,210	3,176
Loan ID 1573	1/6/2019	12.74%	22,504	22,504	22,431
Loan ID 1574	1/6/2019	14.65%	22,616	22,616	22,542
Loan ID 1575	1/6/2017	30.59%	3,393	3,393	3,267
Loan ID 1576	1/6/2019	17.65%	22,783	22,783	22,585
Loan ID 1577	1/6/2017	23.94%	10,013	10,013	9,650
Loan ID 1578	1/6/2017	17.25%	20,491	20,491	19,995
Loan ID 1579	1/6/2017	10.39%	8,036	8,036	7,951
Loan ID 1580	1/7/2017	16.20%	5,312	5,312	5,184
Loan ID 1581	1/7/2019	18.40%	18,259	18,259	18,100
Loan ID 1582	1/7/2017	12.39%	6,467	6,467	6,399
Loan ID 1583	1/7/2017	15.85%	8,165	8,165	7,967

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1584	1/7/2017	15.85%	3,266	3,266	3,187
Loan ID 1585	1/7/2019	26.94%	9,299	9,299	9,216
Loan ID 1586	1/7/2017	14.00%	2,437	2,437	2,396
Loan ID 1587	1/7/2019	12.74%	11,702	11,702	11,664
Loan ID 1588	1/7/2017	27.74%	8,424	8,424	8,146
Loan ID 1589	1/7/2019	23.94%	13,864	13,864	13,703
Loan ID 1590	1/7/2017	10.99%	12,076	12,076	11,949
Loan ID 1591	1/7/2019	19.40%	6,406	6,406	6,350
Loan ID 1592	1/7/2017	16.85%	8,187	8,187	7,989
Loan ID 1593	1/7/2017	9.30%	8,010	8,010	7,926
Loan ID 1594	1/7/2017	9.30%	4,005	4,005	3,963
Loan ID 1595	1/7/2017	12.39%	11,912	11,912	11,786
Loan ID 1596	1/7/2017	22.35%	12,465	12,465	12,013
Loan ID 1597	1/7/2017	19.70%	12,377	12,377	12,078
Loan ID 1598	1/7/2019	18.40%	18,259	18,259	18,100
Loan ID 1599	1/7/2017	17.95%	8,212	8,212	8,014
Loan ID 1600	1/7/2017	16.20%	12,259	12,259	11,962
Loan ID 1601	1/7/2019	23.04%	14,575	14,575	14,405
Loan ID 1602	1/8/2019	16.55%	6,817	6,817	6,758
Loan ID 1604	1/8/2017	22.35%	12,465	12,465	12,013
Loan ID 1605	1/8/2017	17.95%	3,285	3,285	3,205
Loan ID 1606	1/8/2017	28.50%	3,376	3,376	3,265
Loan ID 1607	1/8/2019	15.85%	7,712	7,712	7,645
Loan ID 1608	1/9/2019	18.40%	13,694	13,694	13,575
Loan ID 1609	1/9/2019	16.85%	9,096	9,096	9,017
Loan ID 1610	1/9/2017	23.94%	8,344	8,344	8,042
Loan ID 1611	1/10/2019	15.35%	6,344	6,344	6,323
Loan ID 1612	1/13/2019	13.55%	13,531	13,531	13,487
Loan ID 1613	1/13/2017	15.00%	20,362	20,362	20,021
Loan ID 1614	1/13/2017	9.90%	7,222	7,222	7,146
Loan ID 1615	1/13/2019	15.85%	3,545	3,545	3,514
Loan ID 1616	1/14/2017	11.89%	20,180	20,180	19,967
Loan ID 1617	1/14/2017	20.10%	3,304	3,304	3,184
Loan ID 1619	1/14/2019	15.35%	7,250	7,250	7,226
Loan ID 1620	1/14/2017	9.90%	18,795	18,795	18,597
Loan ID 1621	1/14/2017	15.85%	2,041	2,041	1,992
Loan ID 1622	1/14/2017	19.70%	8,251	8,251	8,052
Loan ID 1623	1/14/2019	20.80%	6,426	6,426	6,351
Loan ID 1624	1/14/2017	10.39%	12,055	12,055	11,927
Loan ID 1625	1/14/2019	16.20%	22,703	22,703	22,506
Loan ID 1626	1/14/2019	14.00%	3,161	3,161	3,151
Loan ID 1627	1/14/2019	18.75%	13,706	13,706	13,586
Loan ID 1628	1/14/2017	16.85%	4,912	4,912	4,794
Loan ID 1629	1/14/2019	11.39%	11,660	11,660	11,613
Loan ID 1630	1/14/2017	28.50%	8,440	8,440	8,161
Loan ID 1631	1/14/2019	22.35%	9,212	9,212	9,105
Loan ID 1632	1/14/2017	15.85%	8,165	8,165	7,967
Loan ID 1633	1/15/2017	10.39%	2,411	2,411	2,385
Loan ID 1634	1/15/2019	27.74%	9,313	9,313	9,230
Loan ID 1636	1/15/2019	14.00%	9,031	9,031	9,002
Loan ID 1637	1/15/2017	22.35%	7,918	7,918	7,632
Loan ID 1638	1/15/2019	17.65%	12,761	12,761	12,650
Loan ID 1639	1/15/2017	12.39%	3,234	3,234	3,199
Loan ID 1640	1/15/2017	11.39%	5,239	5,239	5,184
Loan ID 1641	1/15/2017	10.99%	24,152	24,152	23,897
Loan ID 1642	1/15/2019	19.05%	13,715	13,715	13,596
Loan ID 1643	1/15/2017	14.00%	8,155	8,155	8,018
Loan ID 1644	1/15/2019	17.95%	4,783	4,783	4,741
Loan ID 1645	1/15/2019	13.14%	10,004	10,004	9,971
Loan ID 1646	1/16/2017	15.85%	8,165	8,165	7,967

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1647	1/16/2019	16.85%	4,548	4,548	4,508
Loan ID 1648	1/16/2017	11.39%	16,121	16,121	15,950
Loan ID 1649	1/16/2017	8.79%	2,399	2,399	2,374
Loan ID 1650	1/16/2017	13.55%	12,167	12,167	11,963
Loan ID 1651	1/16/2019	19.40%	8,925	8,925	8,847
Loan ID 1652	1/16/2017	9.30%	9,612	9,612	9,511
Loan ID 1653	1/17/2019	17.25%	13,656	13,656	13,537
Loan ID 1654	1/17/2017	14.65%	20,342	20,342	20,001
Loan ID 1655	1/17/2017	15.00%	20,362	20,362	20,021
Loan ID 1656	1/21/2017	18.40%	9,867	9,867	9,628
Loan ID 1657	1/21/2019	19.70%	9,157	9,157	9,078
Loan ID 1658	1/21/2017	17.95%	8,212	8,212	8,014
Loan ID 1659	1/21/2017	16.20%	8,173	8,173	7,975
Loan ID 1660	1/21/2019	14.35%	22,598	22,598	22,525
Loan ID 1661	1/22/2017	14.00%	2,437	2,437	2,396
Loan ID 1662	1/22/2019	16.85%	3,638	3,638	3,607
Loan ID 1663	1/22/2017	16.85%	3,050	3,050	2,976
Loan ID 1664	1/22/2017	16.20%	12,259	12,259	11,962
Loan ID 1665	1/22/2017	8.79%	7,598	7,598	7,518
Loan ID 1666	1/22/2019	22.35%	9,212	9,212	9,105
Loan ID 1667	1/22/2017	8.79%	5,998	5,998	5,935
Loan ID 1668	1/22/2017	14.00%	12,183	12,183	11,978
Loan ID 1669	1/22/2017	15.85%	1,443	1,443	1,408
Loan ID 1670	1/22/2017	14.00%	12,183	12,183	11,978
Loan ID 1671	1/22/2017	11.89%	12,915	12,915	12,779
Loan ID 1672	1/22/2017	11.39%	11,633	11,633	11,510
Loan ID 1674	1/22/2017	11.39%	10,495	10,495	10,385
Loan ID 1676	1/22/2019	18.75%	9,137	9,137	9,058
Loan ID 1677	1/22/2019	11.89%	13,472	13,472	13,418
Loan ID 1678	1/22/2017	14.65%	6,505	6,505	6,396
Loan ID 1679	1/22/2017	18.40%	11,306	11,306	11,032
Loan ID 1680	1/22/2017	20.80%	12,414	12,414	11,964
Loan ID 1681	1/22/2017	8.79%	10,383	10,383	10,273
Loan ID 1682	1/22/2017	8.79%	3,199	3,199	3,165
Loan ID 1683	1/22/2017	8.79%	11,997	11,997	11,870
Loan ID 1684	1/22/2017	28.50%	6,752	6,752	6,529
Loan ID 1685	1/22/2019	23.04%	2,768	2,768	2,735
Loan ID 1687	1/22/2017	15.35%	12,230	12,230	12,024
Loan ID 1688	1/23/2019	15.35%	9,062	9,062	9,033
Loan ID 1689	1/23/2017	18.75%	12,345	12,345	12,047
Loan ID 1690	1/23/2017	15.35%	16,306	16,306	16,033
Loan ID 1691	1/23/2017	17.95%	2,785	2,785	2,718
Loan ID 1692	1/23/2017	10.99%	12,076	12,076	11,949
Loan ID 1693	1/23/2017	14.35%	12,195	12,195	11,990
Loan ID 1694	1/23/2017	8.79%	4,639	4,639	4,590
Loan ID 1695	1/23/2017	16.85%	8,187	8,187	7,989
Loan ID 1696	1/24/2019	14.35%	13,559	13,559	13,515
Loan ID 1697	1/24/2017	10.99%	10,466	10,466	10,355
Loan ID 1698	1/24/2017	10.39%	4,018	4,018	3,976
Loan ID 1699	1/24/2017	12.39%	6,467	6,467	6,399
Loan ID 1700	1/24/2017	10.39%	8,036	8,036	7,951
Loan ID 1701	1/24/2019	9.90%	13,399	13,399	13,345
Loan ID 1702	1/24/2017	29.24%	3,382	3,382	3,256
Loan ID 1703	1/24/2017	13.14%	8,102	8,102	7,966
Loan ID 1704	1/24/2017	11.39%	28,211	28,211	27,913
Loan ID 1706	1/24/2019	16.55%	2,727	2,727	2,703
Loan ID 1707	1/27/2017	14.35%	5,610	5,610	5,516
Loan ID 1708	1/27/2017	26.94%	3,692	3,692	3,570
Loan ID 1709	1/27/2019	17.25%	15,933	15,933	15,795
Loan ID 1710	1/27/2019	14.35%	12,655	12,655	12,614

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1711	1/28/2017	9.30%	4,806	4,806	4,755
Loan ID 1712	1/28/2017	12.39%	7,276	7,276	7,199
Loan ID 1713	1/28/2017	15.85%	3,212	3,212	3,134
Loan ID 1714	1/28/2017	10.99%	7,056	7,056	6,981
Loan ID 1715	1/28/2017	9.30%	8,010	8,010	7,926
Loan ID 1716	1/28/2017	18.40%	6,578	6,578	6,419
Loan ID 1717	1/28/2019	12.74%	13,502	13,502	13,458
Loan ID 1718	1/28/2017	28.50%	7,596	7,596	7,345
Loan ID 1720	1/28/2019	17.65%	13,670	13,670	13,551
Loan ID 1721	1/28/2017	12.74%	7,283	7,283	7,161
Loan ID 1722	1/28/2017	12.74%	1,675	1,675	1,647
Loan ID 1723	1/28/2019	20.80%	7,803	7,803	7,712
Loan ID 1724	1/28/2017	18.75%	12,221	12,221	11,925
Loan ID 1725	1/28/2017	11.39%	4,997	4,997	4,945
Loan ID 1726	1/29/2017	9.90%	15,247	15,247	15,086
Loan ID 1727	1/29/2017	16.55%	9,816	9,816	9,579
Loan ID 1728	1/29/2017	15.85%	3,266	3,266	3,187
Loan ID 1729	1/29/2017	20.10%	8,615	8,615	8,303
Loan ID 1730	1/29/2017	28.50%	6,329	6,329	6,121
Loan ID 1731	1/29/2019	11.39%	17,938	17,938	17,866
Loan ID 1732	1/29/2017	10.99%	5,851	5,851	5,789
Loan ID 1733	1/29/2019	15.00%	13,581	13,581	13,537
Loan ID 1734	1/29/2017	8.79%	7,998	7,998	7,913
Loan ID 1735	1/29/2019	18.75%	4,213	4,213	4,176
Loan ID 1736	1/29/2019	26.94%	3,719	3,719	3,686
Loan ID 1737	1/30/2017	21.50%	8,515	8,515	8,206
Loan ID 1738	1/30/2017	23.94%	1,712	1,712	1,650
Loan ID 1739	1/30/2017	15.85%	3,361	3,361	3,279
Loan ID 1740	1/31/2019	19.40%	11,111	11,111	11,014
Loan ID 1741	2/3/2017	17.95%	12,240	12,240	11,943
Loan ID 1742	2/3/2019	14.35%	13,743	13,743	13,698
Loan ID 1743	2/3/2017	12.74%	12,506	12,506	12,296
Loan ID 1744	2/4/2017	20.80%	8,500	8,500	8,192
Loan ID 1745	2/6/2017	11.39%	10,006	10,006	9,901
Loan ID 1746	2/7/2017	11.39%	12,463	12,463	12,331
Loan ID 1747	2/7/2019	19.40%	13,889	13,889	13,768
Loan ID 1748	2/7/2017	11.39%	4,154	4,154	4,110
Loan ID 1750	2/7/2019	17.65%	13,840	13,840	13,719
Loan ID 1751	2/7/2017	11.39%	1,985	1,985	1,964
Loan ID 1752	2/7/2019	15.00%	9,175	9,175	9,145
Loan ID 1753	2/7/2017	15.00%	12,576	12,576	12,365
Loan ID 1754	2/7/2019	16.85%	18,422	18,422	18,262
Loan ID 1755	2/7/2017	19.05%	5,757	5,757	5,617
Loan ID 1756	2/10/2019	16.85%	9,211	9,211	9,131
Loan ID 1757	2/10/2017	9.90%	7,035	7,035	6,961
Loan ID 1758	2/10/2019	11.89%	16,083	16,083	16,018
Loan ID 1759	2/10/2019	15.00%	13,762	13,762	13,717
Loan ID 1760	2/11/2017	12.39%	2,499	2,499	2,473
Loan ID 1761	2/11/2019	15.85%	13,787	13,787	13,667
Loan ID 1762	2/11/2019	18.40%	3,174	3,174	3,146
Loan ID 1763	2/11/2017	19.05%	1,727	1,727	1,685
Loan ID 1764	2/11/2019	13.55%	11,980	11,980	11,941
Loan ID 1765	2/11/2019	17.25%	11,722	11,722	11,620
Loan ID 1766	2/11/2017	13.55%	10,860	10,860	10,678
Loan ID 1767	2/11/2017	9.90%	3,311	3,311	3,276
Loan ID 1768	2/11/2019	14.35%	13,702	13,702	13,657
Loan ID 1769	2/12/2017	11.39%	10,593	10,593	10,482
Loan ID 1770	2/12/2017	28.50%	2,343	2,343	2,266
Loan ID 1771	2/12/2017	16.85%	12,632	12,632	12,326
Loan ID 1772	2/12/2017	18.75%	12,690	12,690	12,383

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1773	2/12/2017	18.40%	12,679	12,679	12,373
Loan ID 1774	2/12/2019	14.00%	10,990	10,990	10,954
Loan ID 1775	2/12/2017	19.40%	11,438	11,438	11,161
Loan ID 1776	2/12/2019	23.94%	14,009	14,009	13,846
Loan ID 1777	2/12/2017	15.35%	2,685	2,685	2,640
Loan ID 1778	2/13/2017	15.35%	12,587	12,587	12,376
Loan ID 1779	2/13/2017	12.74%	8,337	8,337	8,197
Loan ID 1781	2/13/2017	15.85%	6,217	6,217	6,067
Loan ID 1782	2/13/2017	9.30%	20,660	20,660	20,441
Loan ID 1783	2/13/2019	14.00%	18,309	18,309	18,249
Loan ID 1784	2/13/2017	13.14%	7,094	7,094	6,975
Loan ID 1785	2/14/2017	16.55%	12,624	12,624	12,318
Loan ID 1786	2/14/2017	28.50%	8,743	8,743	8,454
Loan ID 1787	2/18/2017	12.39%	20,824	20,824	20,604
Loan ID 1788	2/18/2017	14.65%	7,539	7,539	7,413
Loan ID 1789	2/18/2017	14.65%	6,073	6,073	5,971
Loan ID 1790	2/18/2017	11.39%	8,309	8,309	8,221
Loan ID 1791	2/18/2017	20.10%	12,730	12,730	12,269
Loan ID 1792	2/18/2019	15.85%	9,192	9,192	9,112
Loan ID 1793	2/18/2017	13.55%	5,848	5,848	5,750
Loan ID 1794	2/18/2019	16.55%	13,808	13,808	13,688
Loan ID 1795	2/18/2017	13.55%	8,354	8,354	8,214
Loan ID 1797	2/18/2017	12.39%	24,989	24,989	24,725
Loan ID 1798	2/18/2019	24.74%	7,295	7,295	7,229
Loan ID 1799	2/18/2017	19.05%	2,963	2,963	2,891
Loan ID 1800	2/18/2019	16.55%	6,444	6,444	6,388
Loan ID 1801	2/18/2017	8.79%	12,379	12,379	12,249
Loan ID 1802	2/18/2017	10.39%	14,088	14,088	13,940
Loan ID 1804	2/18/2017	16.20%	2,943	2,943	2,872
Loan ID 1805	2/18/2017	9.90%	12,334	12,334	12,204
Loan ID 1806	2/19/2017	9.90%	10,760	10,760	10,646
Loan ID 1807	2/19/2017	11.89%	12,479	12,479	12,347
Loan ID 1808	2/19/2019	12.74%	9,129	9,129	9,099
Loan ID 1809	2/19/2017	15.85%	21,004	21,004	20,495
Loan ID 1810	2/19/2017	8.79%	8,253	8,253	8,166
Loan ID 1811	2/19/2019	17.95%	12,002	12,002	11,897
Loan ID 1812	2/19/2019	20.80%	13,927	13,927	13,765
Loan ID 1813	2/19/2017	10.99%	20,750	20,750	20,531
Loan ID 1814	2/19/2017	14.00%	12,545	12,545	12,335
Loan ID 1815	2/19/2019	14.65%	1,834	1,834	1,828
Loan ID 1816	2/19/2017	23.94%	3,145	3,145	3,031
Loan ID 1817	2/19/2017	16.55%	12,624	12,624	12,318
Loan ID 1819	2/19/2019	19.05%	13,879	13,879	13,758
Loan ID 1820	2/19/2017	17.65%	12,657	12,657	12,351
Loan ID 1821	2/20/2017	15.85%	3,361	3,361	3,279
Loan ID 1822	2/20/2017	14.35%	11,719	11,719	11,522
Loan ID 1823	2/20/2017	14.35%	12,556	12,556	12,345
Loan ID 1824	2/20/2017	12.39%	20,824	20,824	20,604
Loan ID 1825	2/20/2019	16.55%	23,013	23,013	22,813
Loan ID 1826	2/20/2017	13.14%	3,338	3,338	3,282
Loan ID 1827	2/20/2019	13.55%	10,517	10,517	10,483
Loan ID 1828	2/20/2017	13.55%	3,486	3,486	3,427
Loan ID 1829	2/20/2017	13.14%	12,518	12,518	12,308
Loan ID 1830	2/20/2017	8.79%	20,632	20,632	20,414
Loan ID 1831	2/21/2017	17.95%	7,177	7,177	7,004
Loan ID 1832	2/21/2019	23.94%	8,120	8,120	8,026
Loan ID 1833	2/21/2019	28.50%	9,412	9,412	9,328
Loan ID 1834	2/21/2019	14.65%	9,168	9,168	9,138
Loan ID 1835	2/21/2017	19.05%	3,386	3,386	3,304
Loan ID 1836	2/21/2017	28.50%	3,458	3,458	3,344

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1837	2/21/2017	8.79%	12,379	12,379	12,249
Loan ID 1838	2/24/2017	9.30%	6,199	6,199	6,133
Loan ID 1839	2/24/2019	26.94%	9,388	9,388	9,304
Loan ID 1840	2/24/2017	10.39%	12,431	12,431	12,300
Loan ID 1841	2/24/2017	15.85%	12,602	12,602	12,297
Loan ID 1842	2/24/2019	14.35%	13,743	13,743	13,698
Loan ID 1843	2/25/2019	20.30%	3,617	3,617	3,575
Loan ID 1844	2/25/2017	10.89%	4,979	4,979	4,926
Loan ID 1845	2/25/2017	11.39%	29,080	29,080	28,773
Loan ID 1846	2/25/2017	20.10%	1,697	1,697	1,636
Loan ID 1847	2/25/2017	18.55%	8,456	8,456	8,251
Loan ID 1848	2/25/2017	10.39%	8,287	8,287	8,200
Loan ID 1849	2/25/2017	12.39%	12,495	12,495	12,363
Loan ID 1850	2/25/2017	9.90%	28,969	28,969	28,663
Loan ID 1851	2/25/2017	11.89%	10,815	10,815	10,701
Loan ID 1852	2/25/2017	16.55%	12,624	12,624	12,318
Loan ID 1853	2/25/2019	15.85%	13,787	13,787	13,667
Loan ID 1854	2/25/2019	13.14%	11,604	11,604	11,566
Loan ID 1855	2/25/2019	16.05%	6,805	6,805	6,746
Loan ID 1857	2/25/2017	19.70%	8,479	8,479	8,274
Loan ID 1858	2/25/2019	14.65%	13,752	13,752	13,707
Loan ID 1859	2/25/2017	29.24%	3,463	3,463	3,335
Loan ID 1860	2/26/2017	12.64%	12,503	12,503	12,293
Loan ID 1862	2/26/2019	19.70%	13,897	13,897	13,776
Loan ID 1863	2/26/2017	19.05%	3,386	3,386	3,304
Loan ID 1864	2/26/2019	10.89%	13,634	13,634	13,579
Loan ID 1865	2/26/2019	12.24%	13,677	13,677	13,633
Loan ID 1866	2/26/2019	14.65%	16,043	16,043	15,991
Loan ID 1867	2/27/2017	9.30%	9,503	9,503	9,403
Loan ID 1868	2/27/2017	13.05%	8,344	8,344	8,204
Loan ID 1869	2/27/2017	10.29%	25,646	25,646	25,375
Loan ID 1870	2/27/2017	26.24%	8,604	8,604	8,320
Loan ID 1871	2/27/2017	14.65%	12,565	12,565	12,354
Loan ID 1872	2/28/2019	10.29%	11,799	11,799	11,752
Loan ID 1876	2/28/2017	14.15%	12,550	12,550	12,339
Loan ID 1878	2/28/2019	13.85%	11,897	11,897	11,858
Loan ID 1879	2/28/2019	19.60%	9,263	9,263	9,155
Loan ID 1880	2/28/2019	13.85%	3,844	3,844	3,831
Loan ID 1881	2/28/2017	16.55%	12,624	12,624	12,318
Loan ID 1882	2/28/2017	11.99%	16,643	16,643	16,467
Loan ID 1883	2/28/2017	10.29%	7,954	7,954	7,870
Loan ID 1884	2/28/2019	18.25%	9,238	9,238	9,157
Loan ID 1885	2/28/2019	16.05%	13,793	13,793	13,673
Loan ID 1886	2/28/2017	8.74%	14,234	14,234	14,084
Loan ID 1887	2/28/2017	17.25%	3,372	3,372	3,290
Loan ID 1888	3/3/2017	14.85%	12,939	12,939	12,722
Loan ID 1889	3/3/2017	12.24%	12,872	12,872	12,656
Loan ID 1890	3/3/2017	28.50%	8,873	8,873	8,580
Loan ID 1891	3/3/2019	13.50%	13,920	13,920	13,874
Loan ID 1892	3/3/2017	17.15%	3,470	3,470	3,386
Loan ID 1893	3/3/2017	13.55%	21,516	21,516	21,155
Loan ID 1894	3/4/2017	23.44%	8,787	8,787	8,469
Loan ID 1895	3/4/2019	17.15%	14,018	14,018	13,896
Loan ID 1896	3/4/2017	28.00%	3,546	3,546	3,429
Loan ID 1897	3/4/2019	16.20%	16,791	16,791	16,645
Loan ID 1898	3/4/2019	26.44%	9,493	9,493	9,408
Loan ID 1899	3/5/2017	16.35%	21,647	21,647	21,124
Loan ID 1900	3/5/2019	15.70%	13,980	13,980	13,858
Loan ID 1901	3/5/2017	10.29%	2,563	2,563	2,536
Loan ID 1902	3/5/2017	10.29%	4,272	4,272	4,226

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1903	3/5/2017	15.35%	8,640	8,640	8,431
Loan ID 1904	3/5/2019	16.75%	23,346	23,346	23,143
Loan ID 1906	3/5/2019	13.50%	18,559	18,559	18,499
Loan ID 1907	3/5/2019	20.30%	12,218	12,218	12,076
Loan ID 1908	3/5/2017	9.80%	17,061	17,061	16,881
Loan ID 1909	3/5/2017	13.05%	12,035	12,035	11,833
Loan ID 1910	3/5/2017	14.00%	4,738	4,738	4,659
Loan ID 1911	3/5/2017	13.55%	12,909	12,909	12,693
Loan ID 1912	3/5/2017	11.19%	12,841	12,841	12,706
Loan ID 1913	3/5/2017	12.64%	12,883	12,883	12,667
Loan ID 1914	3/5/2019	18.25%	14,046	14,046	13,924
Loan ID 1915	3/5/2017	9.80%	12,800	12,800	12,665
Loan ID 1916	3/5/2017	13.50%	8,605	8,605	8,461
Loan ID 1917	3/5/2019	15.35%	13,970	13,970	13,849
Loan ID 1918	3/5/2017	12.24%	3,432	3,432	3,375
Loan ID 1919	3/5/2019	18.90%	14,063	14,063	13,940
Loan ID 1920	3/6/2019	13.50%	11,136	11,136	11,099
Loan ID 1921	3/6/2019	24.24%	5,203	5,203	5,157
Loan ID 1922	3/6/2019	15.35%	14,145	14,145	14,022
Loan ID 1923	3/6/2019	17.45%	23,376	23,376	23,173
Loan ID 1924	3/6/2017	28.00%	8,864	8,864	8,572
Loan ID 1925	3/7/2019	17.45%	18,701	18,701	18,538
Loan ID 1926	3/7/2017	14.85%	12,946	12,946	12,729
Loan ID 1927	3/7/2019	17.45%	23,376	23,376	23,173
Loan ID 1928	3/7/2017	28.00%	1,773	1,773	1,714
Loan ID 1930	3/7/2017	13.85%	3,445	3,445	3,387
Loan ID 1931	3/7/2017	13.05%	7,307	7,307	7,185
Loan ID 1932	3/7/2019	18.90%	14,063	14,063	13,940
Loan ID 1933	3/10/2017	9.20%	5,539	5,539	5,481
Loan ID 1934	3/10/2017	11.59%	8,569	8,569	8,478
Loan ID 1935	3/10/2017	18.55%	6,090	6,090	5,942
Loan ID 1936	3/10/2017	12.64%	6,877	6,877	6,761
Loan ID 1937	3/10/2019	13.50%	32,479	32,479	32,373
Loan ID 1938	3/10/2017	21.00%	8,744	8,744	8,427
Loan ID 1939	3/10/2019	15.70%	13,980	13,980	13,858
Loan ID 1940	3/10/2017	20.30%	3,492	3,492	3,366
Loan ID 1941	3/10/2017	8.74%	18,728	18,728	18,530
Loan ID 1942	3/10/2019	21.85%	14,135	14,135	13,971
Loan ID 1943	3/10/2017	13.50%	3,442	3,442	3,384
Loan ID 1944	3/10/2017	19.60%	8,719	8,719	8,403
Loan ID 1945	3/10/2017	15.35%	5,819	5,819	5,678
Loan ID 1946	3/10/2019	12.39%	3,704	3,704	3,689
Loan ID 1947	3/10/2017	9.80%	21,334	21,334	21,109
Loan ID 1949	3/11/2017	15.35%	3,456	3,456	3,372
Loan ID 1950	3/11/2017	25.74%	8,845	8,845	8,553
Loan ID 1951	3/11/2019	20.30%	9,398	9,398	9,289
Loan ID 1952	3/11/2017	11.19%	17,122	17,122	16,941
Loan ID 1953	3/11/2017	20.30%	7,858	7,858	7,573
Loan ID 1954	3/11/2019	19.20%	9,380	9,380	9,299
Loan ID 1955	3/11/2019	14.15%	18,583	18,583	18,523
Loan ID 1956	3/11/2019	17.15%	14,018	14,018	13,896
Loan ID 1957	3/11/2017	12.24%	4,588	4,588	4,511
Loan ID 1958	3/11/2017	11.59%	12,853	12,853	12,717
Loan ID 1959	3/11/2019	17.15%	11,253	11,253	11,155
Loan ID 1960	3/11/2019	16.05%	23,224	23,224	23,022
Loan ID 1961	3/11/2019	19.60%	9,387	9,387	9,278
Loan ID 1962	3/11/2019	16.05%	13,989	13,989	13,867
Loan ID 1963	3/11/2017	14.50%	12,968	12,968	12,751
Loan ID 1964	3/11/2017	11.99%	17,153	17,153	16,971
Loan ID 1965	3/11/2019	12.64%	13,895	13,895	13,850

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 1966	3/11/2017	10.29%	12,815	12,815	12,680
Loan ID 1967	3/11/2019	17.90%	14,037	14,037	13,915
Loan ID 1968	3/11/2017	11.19%	29,963	29,963	29,646
Loan ID 1969	3/11/2017	9.80%	7,680	7,680	7,599
Loan ID 1970	3/11/2017	11.19%	8,561	8,561	8,470
Loan ID 1971	3/12/2017	14.15%	21,544	21,544	21,183
Loan ID 1973	3/12/2019	17.90%	17,781	17,781	17,626
Loan ID 1974	3/12/2017	10.29%	8,543	8,543	8,453
Loan ID 1975	3/12/2017	12.64%	8,589	8,589	8,445
Loan ID 1976	3/12/2019	13.85%	32,502	32,502	32,396
Loan ID 1977	3/12/2019	28.00%	9,515	9,515	9,430
Loan ID 1978	3/12/2017	12.24%	3,739	3,739	3,676
Loan ID 1979	3/12/2019	22.54%	14,151	14,151	13,987
Loan ID 1980	3/12/2017	18.55%	8,699	8,699	8,489
Loan ID 1981	3/12/2019	12.24%	13,884	13,884	13,839
Loan ID 1982	3/12/2019	13.85%	12,072	12,072	12,033
Loan ID 1983	3/13/2017	14.50%	17,249	17,249	16,959
Loan ID 1984	3/13/2017	10.29%	21,358	21,358	21,132
Loan ID 1985	3/13/2019	19.60%	3,755	3,755	3,711
Loan ID 1986	3/13/2017	11.99%	7,719	7,719	7,637
Loan ID 1987	3/13/2017	8.74%	16,174	16,174	16,003
Loan ID 1988	3/13/2019	13.05%	13,907	13,907	13,862
Loan ID 1989	3/13/2017	11.99%	12,864	12,864	12,729
Loan ID 1990	3/13/2019	19.60%	9,387	9,387	9,278
Loan ID 1991	3/13/2017	12.24%	12,872	12,872	12,656
Loan ID 1992	3/13/2017	19.60%	8,719	8,719	8,403
Loan ID 1993	3/13/2019	15.35%	3,757	3,757	3,724
Loan ID 1994	3/14/2019	17.15%	9,345	9,345	9,264
Loan ID 1995	3/14/2017	14.15%	6,463	6,463	6,355
Loan ID 1996	3/14/2017	20.30%	7,771	7,771	7,489
Loan ID 1997	3/14/2017	10.29%	4,549	4,549	4,501
Loan ID 1998	3/14/2019	11.59%	18,487	18,487	18,413
Loan ID 1999	3/14/2019	15.35%	5,593	5,593	5,544
Loan ID 2000	3/14/2017	11.19%	12,841	12,841	12,706
Loan ID 2001	3/14/2019	16.75%	14,007	14,007	13,886
Loan ID 2002	3/14/2017	14.85%	8,631	8,631	8,486
Loan ID 2003	3/14/2017	26.44%	3,535	3,535	3,419
Loan ID 2004	3/14/2017	10.89%	12,832	12,832	12,697
Loan ID 2005	3/14/2017	27.24%	7,130	7,130	6,895
Loan ID 2006	3/14/2019	14.50%	4,649	4,649	4,634
Loan ID 2007	3/14/2017	19.20%	6,962	6,962	6,793
Loan ID 2008	3/14/2017	16.35%	12,988	12,988	12,674
Loan ID 2009	3/17/2019	14.50%	32,543	32,543	32,437
Loan ID 2010	3/17/2017	14.85%	6,665	6,665	6,553
Loan ID 2011	3/17/2017	15.35%	8,640	8,640	8,431
Loan ID 2012	3/17/2017	10.29%	10,252	10,252	10,144
Loan ID 2014	3/17/2017	12.24%	8,581	8,581	8,437
Loan ID 2015	3/17/2017	22.54%	8,771	8,771	8,453
Loan ID 2016	3/17/2017	28.00%	3,560	3,560	3,443
Loan ID 2017	3/17/2017	12.24%	4,291	4,291	4,219
Loan ID 2018	3/17/2019	25.74%	8,535	8,535	8,458
Loan ID 2019	3/17/2017	28.00%	5,310	5,310	5,135
Loan ID 2020	3/17/2017	8.74%	3,405	3,405	3,369
Loan ID 2021	3/17/2019	16.35%	11,198	11,198	11,100
Loan ID 2022	3/17/2017	16.35%	10,425	10,425	10,173
Loan ID 2023	3/18/2017	21.85%	13,138	13,138	12,662
Loan ID 2024	3/18/2019	11.59%	17,602	17,602	17,531
Loan ID 2025	3/18/2017	12.24%	21,453	21,453	21,093
Loan ID 2026	3/18/2017	10.29%	21,358	21,358	21,132
Loan ID 2027	3/18/2017	15.35%	8,640	8,640	8,431

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2028	3/18/2017	9.80%	12,800	12,800	12,665
Loan ID 2029	3/18/2019	26.44%	9,493	9,493	9,408
Loan ID 2030	3/18/2017	12.64%	3,938	3,938	3,872
Loan ID 2031	3/18/2019	15.70%	10,718	10,718	10,624
Loan ID 2033	3/19/2019	21.85%	9,423	9,423	9,314
Loan ID 2034	3/19/2017	12.24%	5,149	5,149	5,062
Loan ID 2035	3/19/2019	13.85%	11,143	11,143	11,107
Loan ID 2036	3/19/2019	13.05%	18,543	18,543	18,482
Loan ID 2037	3/19/2017	16.35%	8,680	8,680	8,470
Loan ID 2038	3/19/2019	26.44%	9,491	9,491	9,406
Loan ID 2039	3/19/2017	20.30%	9,165	9,165	8,833
Loan ID 2040	3/19/2019	16.05%	13,989	13,989	13,867
Loan ID 2041	3/19/2017	19.20%	21,778	21,778	21,251
Loan ID 2042	3/19/2017	11.19%	12,841	12,841	12,706
Loan ID 2043	3/19/2017	9.80%	12,800	12,800	12,665
Loan ID 2044	3/19/2019	17.90%	14,037	14,037	13,915
Loan ID 2045	3/19/2019	16.05%	13,989	13,989	13,867
Loan ID 2046	3/19/2019	23.44%	14,598	14,598	14,429
Loan ID 2047	3/19/2017	11.99%	10,627	10,627	10,515
Loan ID 2048	3/19/2019	19.20%	14,070	14,070	13,948
Loan ID 2049	3/19/2019	11.59%	13,866	13,866	13,810
Loan ID 2050	3/19/2017	9.20%	29,826	29,826	29,511
Loan ID 2051	3/19/2019	17.15%	13,551	13,551	13,433
Loan ID 2052	3/19/2017	28.00%	2,659	2,659	2,571
Loan ID 2053	3/19/2017	11.99%	14,580	14,580	14,426
Loan ID 2054	3/19/2019	16.35%	6,998	6,998	6,938
Loan ID 2055	3/19/2019	11.59%	7,395	7,395	7,365
Loan ID 2056	3/19/2017	15.35%	12,960	12,960	12,647
Loan ID 2057	3/19/2017	18.90%	15,179	15,179	14,811
Loan ID 2058	3/19/2017	13.50%	8,605	8,605	8,461
Loan ID 2059	3/19/2017	21.00%	8,961	8,961	8,636
Loan ID 2060	3/19/2019	21.85%	6,596	6,596	6,520
Loan ID 2061	3/19/2017	8.74%	12,769	12,769	12,634
Loan ID 2062	3/19/2017	8.74%	12,769	12,769	12,634
Loan ID 2063	3/19/2017	14.50%	10,349	10,349	10,176
Loan ID 2064	3/19/2017	18.55%	5,220	5,220	5,093
Loan ID 2065	3/20/2017	8.74%	12,769	12,769	12,634
Loan ID 2066	3/20/2017	16.05%	14,268	14,268	13,923
Loan ID 2067	3/20/2017	14.15%	12,926	12,926	12,710
Loan ID 2068	3/20/2017	14.15%	21,544	21,544	21,183
Loan ID 2069	3/20/2017	14.15%	12,926	12,926	12,710
Loan ID 2070	3/20/2019	20.30%	9,398	9,398	9,289
Loan ID 2071	3/20/2019	15.35%	13,970	13,970	13,849
Loan ID 2072	3/20/2017	11.59%	5,998	5,998	5,935
Loan ID 2073	3/20/2019	12.24%	9,256	9,256	9,226
Loan ID 2074	3/20/2019	14.50%	13,947	13,947	13,902
Loan ID 2075	3/20/2019	17.90%	9,358	9,358	9,277
Loan ID 2076	3/21/2017	11.99%	4,288	4,288	4,243
Loan ID 2077	3/21/2017	28.00%	4,379	4,379	4,234
Loan ID 2078	3/21/2017	11.99%	12,882	12,882	12,746
Loan ID 2079	3/21/2017	17.90%	21,719	21,719	21,193
Loan ID 2080	3/21/2017	8.74%	8,499	8,499	8,409
Loan ID 2081	3/21/2019	17.45%	14,026	14,026	13,904
Loan ID 2082	3/21/2019	21.85%	9,363	9,363	9,254
Loan ID 2083	3/21/2017	12.24%	6,007	6,007	5,906
Loan ID 2084	3/21/2017	27.24%	2,656	2,656	2,568
Loan ID 2085	3/21/2017	9.80%	20,894	20,894	20,673
Loan ID 2086	3/24/2017	22.54%	6,140	6,140	5,917
Loan ID 2087	3/24/2017	18.25%	13,041	13,041	12,725
Loan ID 2088	3/24/2019	13.50%	13,920	13,920	13,874

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2089	3/24/2019	21.85%	9,423	9,423	9,314
Loan ID 2090	3/25/2017	11.19%	4,725	4,725	4,675
Loan ID 2091	3/25/2019	18.90%	14,063	14,063	13,940
Loan ID 2092	3/25/2017	19.20%	3,743	3,743	3,653
Loan ID 2093	3/25/2019	21.00%	4,705	4,705	4,650
Loan ID 2094	3/25/2017	11.99%	15,437	15,437	15,274
Loan ID 2095	3/25/2019	11.99%	18,503	18,503	18,428
Loan ID 2096	3/25/2017	13.05%	12,895	12,895	12,679
Loan ID 2097	3/25/2017	9.20%	6,391	6,391	6,324
Loan ID 2098	3/25/2017	25.74%	6,178	6,178	5,975
Loan ID 2099	3/25/2017	8.74%	4,256	4,256	4,211
Loan ID 2100	3/25/2017	14.85%	8,631	8,631	8,486
Loan ID 2101	3/25/2017	12.64%	20,739	20,739	20,392
Loan ID 2102	3/25/2017	22.54%	3,508	3,508	3,381
Loan ID 2103	3/25/2019	15.70%	7,138	7,138	7,076
Loan ID 2104	3/25/2017	17.90%	12,716	12,716	12,408
Loan ID 2105	3/25/2017	15.35%	6,480	6,480	6,323
Loan ID 2106	3/25/2017	19.20%	8,711	8,711	8,501
Loan ID 2107	3/25/2017	13.05%	5,561	5,561	5,468
Loan ID 2108	3/25/2019	13.05%	4,636	4,636	4,621
Loan ID 2109	3/26/2017	14.15%	3,447	3,447	3,389
Loan ID 2110	3/26/2019	13.85%	23,215	23,215	23,140
Loan ID 2111	3/26/2017	9.20%	21,305	21,305	21,079
Loan ID 2113	3/26/2019	13.85%	13,929	13,929	13,884
Loan ID 2114	3/26/2019	15.35%	23,284	23,284	23,081
Loan ID 2115	3/26/2017	12.64%	12,883	12,883	12,667
Loan ID 2116	3/26/2019	12.24%	32,396	32,396	32,291
Loan ID 2117	3/26/2017	8.74%	17,025	17,025	16,846
Loan ID 2118	3/26/2017	14.50%	12,936	12,936	12,719
Loan ID 2119	3/26/2017	16.35%	3,896	3,896	3,802
Loan ID 2120	3/26/2017	28.00%	9,455	9,455	9,143
Loan ID 2121	3/26/2019	23.44%	9,448	9,448	9,339
Loan ID 2122	3/26/2017	22.54%	3,508	3,508	3,381
Loan ID 2123	3/26/2017	23.44%	8,787	8,787	8,469
Loan ID 2124	3/26/2019	23.44%	14,172	14,172	14,008
Loan ID 2125	3/27/2017	16.75%	4,140	4,140	4,040
Loan ID 2126	3/27/2017	28.00%	3,546	3,546	3,429
Loan ID 2127	3/27/2019	13.50%	18,559	18,559	18,499
Loan ID 2128	3/27/2019	11.99%	18,503	18,503	18,428
Loan ID 2129	3/27/2019	21.85%	6,696	6,696	6,618
Loan ID 2130	3/27/2019	21.85%	9,423	9,423	9,314
Loan ID 2131	3/27/2017	19.20%	13,067	13,067	12,751
Loan ID 2132	3/27/2017	18.55%	21,749	21,749	21,222
Loan ID 2133	3/27/2017	14.15%	5,171	5,171	5,084
Loan ID 2134	3/27/2017	13.50%	11,187	11,187	10,999
Loan ID 2135	3/27/2019	16.35%	6,065	6,065	6,013
Loan ID 2136	3/27/2017	13.05%	3,437	3,437	3,379
Loan ID 2137	3/27/2017	11.19%	12,841	12,841	12,706
Loan ID 2138	3/27/2017	18.25%	5,216	5,216	5,090
Loan ID 2139	3/27/2017	23.44%	8,787	8,787	8,469
Loan ID 2141	3/27/2017	14.15%	5,601	5,601	5,507
Loan ID 2142	3/27/2017	11.59%	18,337	18,337	18,143
Loan ID 2143	3/28/2017	14.15%	11,203	11,203	11,015
Loan ID 2144	3/28/2019	14.50%	23,245	23,245	23,170
Loan ID 2145	3/28/2019	16.75%	14,007	14,007	13,886
Loan ID 2147	3/28/2017	15.35%	7,344	7,344	7,167
Loan ID 2148	3/28/2017	11.99%	2,573	2,573	2,546
Loan ID 2149	3/28/2019	14.85%	13,957	13,957	13,911
Loan ID 2150	3/28/2017	13.05%	21,492	21,492	21,131
Loan ID 2151	3/28/2019	15.35%	9,313	9,313	9,232

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2152	3/28/2017	17.15%	21,684	21,684	21,160
Loan ID 2153	3/28/2019	12.64%	28,717	28,717	28,624
Loan ID 2154	3/28/2019	17.15%	7,476	7,476	7,411
Loan ID 2155	3/31/2017	19.60%	12,347	12,347	11,900
Loan ID 2156	3/31/2019	16.05%	14,161	14,161	14,038
Loan ID 2157	3/31/2017	16.05%	10,661	10,661	10,403
Loan ID 2158	3/31/2017	18.55%	22,307	22,307	21,767
Loan ID 2159	3/31/2019	10.89%	18,721	18,721	18,645
Loan ID 2160	3/31/2017	25.74%	9,030	9,030	8,732
Loan ID 2161	3/31/2019	17.45%	9,934	9,934	9,848
Loan ID 2162	3/31/2017	11.19%	13,208	13,208	13,068
Loan ID 2164	3/31/2019	13.05%	32,882	32,882	32,775
Loan ID 2165	3/31/2019	14.85%	14,134	14,134	14,088
Loan ID 2166	3/31/2017	11.19%	8,805	8,805	8,712
Loan ID 2167	3/31/2017	9.80%	15,808	15,808	15,641
Loan ID 2169	3/31/2019	25.74%	9,571	9,571	9,485
Loan ID 2170	4/1/2017	16.35%	3,555	3,555	3,469
Loan ID 2171	4/1/2019	14.85%	14,134	14,134	14,088
Loan ID 2172	4/1/2019	18.90%	12,800	12,800	12,689
Loan ID 2173	4/1/2019	14.50%	18,834	18,834	18,773
Loan ID 2174	4/1/2017	13.50%	17,686	17,686	17,389
Loan ID 2175	4/1/2019	14.15%	18,824	18,824	18,762
Loan ID 2176	4/1/2017	21.85%	4,935	4,935	4,756
Loan ID 2178	4/1/2017	13.85%	10,618	10,618	10,440
Loan ID 2179	4/1/2019	14.85%	9,423	9,423	9,392
Loan ID 2180	4/1/2017	14.15%	10,624	10,624	10,446
Loan ID 2181	4/1/2019	19.20%	11,383	11,383	11,284
Loan ID 2183	4/1/2017	17.15%	13,352	13,352	13,029
Loan ID 2184	4/1/2017	11.19%	3,082	3,082	3,049
Loan ID 2185	4/1/2019	19.60%	3,273	3,273	3,235
Loan ID 2186	4/1/2017	25.74%	5,353	5,353	5,176
Loan ID 2187	4/1/2019	19.20%	14,229	14,229	14,105
Loan ID 2188	4/1/2017	9.20%	21,930	21,930	21,698
Loan ID 2189	4/1/2017	18.55%	723	723	706
Loan ID 2190	4/1/2019	15.35%	7,534	7,534	7,469
Loan ID 2191	4/1/2017	28.00%	9,062	9,062	8,763
Loan ID 2192	4/1/2019	14.85%	14,134	14,134	14,088
Loan ID 2193	4/1/2019	14.15%	14,118	14,118	14,072
Loan ID 2194	4/1/2017	12.64%	10,595	10,595	10,417
Loan ID 2195	4/1/2017	16.05%	12,437	12,437	12,136
Loan ID 2196	4/1/2017	18.55%	8,923	8,923	8,707
Loan ID 2197	4/1/2019	13.05%	32,882	32,882	32,775
Loan ID 2198	4/1/2019	18.25%	9,472	9,472	9,390
Loan ID 2199	4/1/2019	15.70%	18,871	18,871	18,706
Loan ID 2200	4/1/2019	18.55%	12,320	12,320	12,212
Loan ID 2201	4/1/2017	16.35%	10,666	10,666	10,408
Loan ID 2202	4/1/2017	10.29%	13,185	13,185	13,046
Loan ID 2203	4/1/2019	23.44%	3,817	3,817	3,773
Loan ID 2204	4/1/2017	17.15%	8,962	8,962	8,745
Loan ID 2205	4/1/2019	13.05%	23,487	23,487	23,411
Loan ID 2206	4/1/2017	23.44%	3,778	3,778	3,642
Loan ID 2207	4/1/2019	19.20%	23,714	23,714	23,508
Loan ID 2208	4/1/2017	14.15%	3,099	3,099	3,047
Loan ID 2209	4/1/2019	18.90%	23,704	23,704	23,498
Loan ID 2210	4/1/2017	15.35%	5,256	5,256	5,129
Loan ID 2211	4/1/2017	16.35%	10,666	10,666	10,408
Loan ID 2212	4/1/2019	10.29%	18,701	18,701	18,626
Loan ID 2213	4/1/2019	23.44%	9,542	9,542	9,432
Loan ID 2214	4/1/2017	9.80%	28,103	28,103	27,806
Loan ID 2215	4/1/2019	11.19%	18,731	18,731	18,655

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2216	4/2/2017	28.00%	3,963	3,963	3,832
Loan ID 2217	4/2/2017	14.85%	13,297	13,297	13,074
Loan ID 2218	4/2/2017	22.54%	3,593	3,593	3,463
Loan ID 2219	4/2/2019	19.60%	5,695	5,695	5,629
Loan ID 2220	4/2/2019	14.50%	18,828	18,828	18,767
Loan ID 2221	4/2/2017	17.45%	22,264	22,264	21,726
Loan ID 2222	4/2/2017	17.15%	13,370	13,370	13,046
Loan ID 2223	4/2/2017	14.50%	13,289	13,289	13,066
Loan ID 2224	4/2/2019	12.64%	2,347	2,347	2,339
Loan ID 2225	4/2/2017	12.24%	2,647	2,647	2,602
Loan ID 2226	4/2/2017	11.99%	13,228	13,228	13,088
Loan ID 2227	4/2/2019	13.85%	14,040	14,040	13,994
Loan ID 2228	4/2/2017	15.70%	2,663	2,663	2,599
Loan ID 2229	4/2/2019	19.20%	18,971	18,971	18,806
Loan ID 2230	4/2/2017	8.74%	8,764	8,764	8,672
Loan ID 2231	4/2/2017	10.89%	13,200	13,200	13,061
Loan ID 2232	4/2/2019	17.15%	20,596	20,596	20,417
Loan ID 2233	4/2/2017	11.99%	8,818	8,818	8,725
Loan ID 2234	4/2/2017	11.59%	22,030	22,030	21,797
Loan ID 2235	4/2/2017	8.74%	12,544	12,544	12,412
Loan ID 2236	4/2/2017	10.29%	3,780	3,780	3,740
Loan ID 2237	4/2/2019	18.90%	14,222	14,222	14,099
Loan ID 2238	4/2/2017	8.74%	8,764	8,764	8,672
Loan ID 2239	4/2/2019	18.90%	23,704	23,704	23,498
Loan ID 2240	4/2/2017	18.55%	1,747	1,747	1,705
Loan ID 2241	4/2/2019	18.90%	3,793	3,793	3,760
Loan ID 2242	4/2/2017	19.60%	13,408	13,408	12,923
Loan ID 2243	4/2/2019	22.54%	14,274	14,274	14,108
Loan ID 2244	4/2/2017	9.20%	15,790	15,790	15,623
Loan ID 2245	4/2/2019	15.70%	23,588	23,588	23,383
Loan ID 2246	4/2/2019	12.24%	32,837	32,837	32,730
Loan ID 2247	4/2/2017	17.15%	13,352	13,352	13,029
Loan ID 2248	4/2/2019	10.89%	18,721	18,721	18,645
Loan ID 2249	4/2/2017	14.15%	22,134	22,134	21,762
Loan ID 2250	4/2/2017	12.24%	9,264	9,264	9,108
Loan ID 2251	4/2/2019	11.59%	8,435	8,435	8,401
Loan ID 2252	4/2/2019	15.70%	9,435	9,435	9,353
Loan ID 2253	4/2/2019	12.24%	1,876	1,876	1,870
Loan ID 2254	4/2/2017	16.05%	8,884	8,884	8,669
Loan ID 2255	4/2/2017	14.50%	8,859	8,859	8,710
Loan ID 2256	4/2/2019	17.15%	14,185	14,185	14,062
Loan ID 2257	4/2/2017	21.00%	6,272	6,272	6,045
Loan ID 2258	4/2/2017	16.35%	4,444	4,444	4,337
Loan ID 2259	4/2/2019	17.45%	16,084	16,084	15,944
Loan ID 2260	4/2/2017	8.74%	4,382	4,382	4,336
Loan ID 2262	4/2/2017	15.70%	8,850	8,850	8,636
Loan ID 2263	4/2/2019	13.50%	16,453	16,453	16,400
Loan ID 2264	4/2/2017	16.05%	13,326	13,326	13,003
Loan ID 2265	4/2/2017	17.90%	13,369	13,369	13,046
Loan ID 2266	4/2/2017	10.29%	5,714	5,714	5,653
Loan ID 2267	4/2/2017	22.54%	8,983	8,983	8,658
Loan ID 2268	4/2/2019	17.15%	14,185	14,185	14,062
Loan ID 2269	4/2/2019	18.25%	8,999	8,999	8,920
Loan ID 2270	4/2/2017	19.60%	13,408	13,408	12,923
Loan ID 2271	4/2/2019	13.50%	32,883	32,883	32,776
Loan ID 2273	4/2/2019	11.59%	14,058	14,058	14,001
Loan ID 2274	4/2/2017	10.29%	21,262	21,262	21,037
Loan ID 2275	4/2/2017	12.24%	22,056	22,056	21,686
Loan ID 2276	4/2/2017	11.19%	5,283	5,283	5,227
Loan ID 2277	4/2/2019	24.24%	9,553	9,553	9,467

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2278	4/2/2017	15.35%	7,985	7,985	7,792
Loan ID 2279	4/2/2017	17.45%	5,789	5,789	5,649
Loan ID 2280	4/2/2019	18.25%	3,789	3,789	3,756
Loan ID 2281	4/2/2019	10.29%	6,545	6,545	6,519
Loan ID 2282	4/2/2017	10.89%	6,327	6,327	6,261
Loan ID 2283	4/2/2017	17.15%	2,759	2,759	2,693
Loan ID 2284	4/2/2017	23.44%	8,996	8,996	8,671
Loan ID 2285	4/2/2019	16.35%	14,167	14,167	14,044
Loan ID 2286	4/2/2017	13.85%	13,624	13,624	13,396
Loan ID 2288	4/2/2017	25.74%	3,612	3,612	3,493
Loan ID 2289	4/2/2017	16.75%	17,790	17,790	17,359
Loan ID 2291	4/3/2019	28.00%	3,839	3,839	3,805
Loan ID 2292	4/3/2019	16.75%	23,627	23,627	23,421
Loan ID 2293	4/3/2017	12.24%	8,823	8,823	8,675
Loan ID 2294	4/3/2019	22.54%	9,531	9,531	9,420
Loan ID 2295	4/3/2019	18.25%	23,681	23,681	23,475
Loan ID 2296	4/3/2017	16.35%	8,888	8,888	8,673
Loan ID 2297	4/3/2019	13.05%	9,395	9,395	9,364
Loan ID 2298	4/3/2017	15.35%	19,963	19,963	19,480
Loan ID 2299	4/3/2019	11.59%	7,029	7,029	7,000
Loan ID 2300	4/3/2017	9.80%	13,173	13,173	13,034
Loan ID 2301	4/3/2017	18.55%	6,246	6,246	6,095
Loan ID 2302	4/3/2017	15.35%	3,972	3,972	3,876
Loan ID 2303	4/3/2019	12.64%	18,777	18,777	18,716
Loan ID 2304	4/3/2017	23.44%	3,681	3,681	3,548
Loan ID 2305	4/3/2017	8.74%	3,506	3,506	3,469
Loan ID 2306	4/3/2019	13.05%	5,344	5,344	5,327
Loan ID 2307	4/3/2019	21.00%	9,510	9,510	9,400
Loan ID 2308	4/3/2017	8.74%	17,529	17,529	17,343
Loan ID 2309	4/3/2019	21.85%	9,522	9,522	9,411
Loan ID 2310	4/3/2017	14.85%	3,546	3,546	3,486
Loan ID 2312	4/3/2017	23.44%	3,149	3,149	3,035
Loan ID 2313	4/3/2017	11.19%	8,805	8,805	8,712
Loan ID 2314	4/3/2019	19.20%	6,640	6,640	6,582
Loan ID 2315	4/3/2017	8.74%	13,146	13,146	13,008
Loan ID 2316	4/3/2017	11.99%	5,172	5,172	5,118
Loan ID 2317	4/3/2017	28.00%	3,625	3,625	3,505
Loan ID 2318	4/3/2019	26.44%	9,580	9,580	9,494
Loan ID 2319	4/3/2019	12.24%	28,146	28,146	28,055
Loan ID 2320	4/3/2019	11.19%	18,731	18,731	18,655
Loan ID 2321	4/3/2017	10.89%	6,600	6,600	6,530
Loan ID 2322	4/3/2017	19.20%	8,933	8,933	8,717
Loan ID 2323	4/3/2017	13.85%	13,273	13,273	13,050
Loan ID 2324	4/3/2019	16.05%	14,161	14,161	14,038
Loan ID 2325	4/3/2019	24.24%	9,553	9,553	9,467
Loan ID 2326	4/3/2017	13.85%	22,122	22,122	21,751
Loan ID 2327	4/3/2019	21.85%	9,522	9,522	9,412
Loan ID 2328	4/3/2019	24.24%	9,553	9,553	9,467
Loan ID 2329	4/3/2017	15.35%	3,993	3,993	3,896
Loan ID 2330	4/3/2017	13.50%	8,843	8,843	8,695
Loan ID 2331	4/3/2017	28.00%	1,812	1,812	1,753
Loan ID 2333	4/3/2017	8.74%	8,764	8,764	8,672
Loan ID 2334	4/3/2017	16.35%	13,333	13,333	13,010
Loan ID 2335	4/3/2017	13.05%	13,254	13,254	13,031
Loan ID 2336	4/3/2019	17.90%	14,201	14,201	14,078
Loan ID 2337	4/3/2019	21.00%	9,510	9,510	9,400
Loan ID 2338	4/3/2017	11.59%	22,030	22,030	21,797
Loan ID 2339	4/3/2019	12.24%	15,950	15,950	15,898
Loan ID 2340	4/3/2017	16.35%	7,812	7,812	7,623
Loan ID 2341	4/3/2017	15.35%	3,549	3,549	3,463

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2342	4/3/2017	11.99%	12,346	12,346	12,215
Loan ID 2343	4/3/2017	12.64%	13,244	13,244	13,021
Loan ID 2344	4/3/2017	26.44%	3,616	3,616	3,497
Loan ID 2345	4/3/2019	27.24%	9,589	9,589	9,503
Loan ID 2346	4/3/2017	16.05%	22,209	22,209	21,672
Loan ID 2347	4/3/2017	24.24%	6,306	6,306	6,098
Loan ID 2348	4/3/2019	26.44%	8,514	8,514	8,437
Loan ID 2349	4/3/2019	12.24%	32,837	32,837	32,730
Loan ID 2350	4/3/2019	13.50%	14,136	14,136	14,090
Loan ID 2351	4/3/2019	14.15%	9,412	9,412	9,381
Loan ID 2352	4/3/2017	9.20%	17,544	17,544	17,359
Loan ID 2354	4/3/2019	18.90%	14,222	14,222	14,099
Loan ID 2355	4/3/2019	18.90%	14,222	14,222	14,099
Loan ID 2356	4/3/2017	17.15%	13,352	13,352	13,029
Loan ID 2357	4/3/2019	21.85%	5,713	5,713	5,647
Loan ID 2358	4/3/2017	8.74%	30,675	30,675	30,351
Loan ID 2359	4/3/2019	18.25%	9,472	9,472	9,390
Loan ID 2360	4/3/2017	9.20%	3,509	3,509	3,472
Loan ID 2361	4/3/2017	18.55%	5,354	5,354	5,224
Loan ID 2362	4/3/2017	23.44%	3,149	3,149	3,035
Loan ID 2363	4/3/2019	11.19%	18,747	18,747	18,672
Loan ID 2364	4/3/2017	8.74%	7,888	7,888	7,805
Loan ID 2365	4/3/2019	11.99%	23,445	23,445	23,351
Loan ID 2366	4/3/2017	26.44%	848	848	820
Loan ID 2367	4/3/2017	21.00%	3,584	3,584	3,454
Loan ID 2368	4/3/2017	11.59%	7,490	7,490	7,411
Loan ID 2370	4/3/2017	17.90%	5,348	5,348	5,218
Loan ID 2371	4/3/2019	18.25%	8,238	8,238	8,166
Loan ID 2372	4/3/2019	17.15%	3,783	3,783	3,750
Loan ID 2374	4/4/2017	15.35%	8,873	8,873	8,658
Loan ID 2376	4/4/2017	11.99%	8,818	8,818	8,725
Loan ID 2378	4/4/2019	17.45%	23,652	23,652	23,447
Loan ID 2379	4/4/2017	18.55%	5,741	5,741	5,602
Loan ID 2380	4/4/2017	15.35%	8,873	8,873	8,658
Loan ID 2381	4/4/2019	17.15%	14,185	14,185	14,062
Loan ID 2382	4/4/2019	18.25%	14,209	14,209	14,085
Loan ID 2383	4/4/2017	19.60%	6,704	6,704	6,461
Loan ID 2384	4/4/2017	11.59%	6,168	6,168	6,103
Loan ID 2385	4/4/2017	11.99%	13,228	13,228	13,088
Loan ID 2386	4/4/2017	16.75%	15,121	15,121	14,755
Loan ID 2387	4/4/2019	16.75%	14,176	14,176	14,053
Loan ID 2388	4/4/2019	18.25%	7,104	7,104	7,042
Loan ID 2389	4/4/2019	18.25%	6,157	6,157	6,103
Loan ID 2390	4/4/2017	13.85%	6,648	6,648	6,536
Loan ID 2391	4/4/2017	16.35%	3,359	3,359	3,278
Loan ID 2392	4/4/2017	11.99%	10,582	10,582	10,470
Loan ID 2393	4/4/2017	8.74%	14,023	14,023	13,875
Loan ID 2394	4/4/2017	15.35%	7,985	7,985	7,792
Loan ID 2395	4/4/2019	14.85%	28,964	28,964	28,870
Loan ID 2396	4/4/2019	15.35%	23,575	23,575	23,370
Loan ID 2397	4/4/2017	26.44%	3,616	3,616	3,497
Loan ID 2398	4/4/2019	22.54%	14,296	14,296	14,130
Loan ID 2399	4/4/2019	17.45%	9,461	9,461	9,379
Loan ID 2400	4/4/2017	28.74%	3,629	3,629	3,494
Loan ID 2401	4/4/2019	15.70%	23,588	23,588	23,383
Loan ID 2402	4/4/2017	9.20%	8,772	8,772	8,679
Loan ID 2403	4/4/2017	15.35%	3,549	3,549	3,463
Loan ID 2404	4/4/2019	14.85%	23,556	23,556	23,480
Loan ID 2405	4/4/2017	11.59%	7,049	7,049	6,975
Loan ID 2406	4/4/2017	17.90%	15,152	15,152	14,785

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2407	4/4/2019	19.60%	14,237	14,237	14,072
Loan ID 2408	4/4/2017	12.24%	9,546	9,546	9,386
Loan ID 2409	4/4/2019	16.05%	14,161	14,161	14,038
Loan ID 2410	4/4/2019	19.20%	9,486	9,486	9,403
Loan ID 2411	4/4/2017	14.50%	13,289	13,289	13,066
Loan ID 2412	4/4/2019	15.70%	12,266	12,266	12,159
Loan ID 2413	4/4/2019	18.55%	9,003	9,003	8,924
Loan ID 2414	4/4/2017	12.64%	5,297	5,297	5,209
Loan ID 2415	4/4/2019	11.99%	10,785	10,785	10,741
Loan ID 2416	4/4/2017	20.30%	6,533	6,533	6,297
Loan ID 2417	4/4/2019	17.15%	4,965	4,965	4,922
Loan ID 2418	4/4/2017	14.15%	13,280	13,280	13,057
Loan ID 2419	4/4/2019	18.25%	14,209	14,209	14,085
Loan ID 2420	4/4/2017	9.20%	6,724	6,724	6,653
Loan ID 2421	4/4/2019	14.15%	11,294	11,294	11,257
Loan ID 2422	4/4/2017	21.00%	8,960	8,960	8,636
Loan ID 2423	4/4/2017	13.05%	17,662	17,662	17,366
Loan ID 2424	4/4/2017	15.35%	6,211	6,211	6,061
Loan ID 2425	4/4/2017	12.24%	5,294	5,294	5,205
Loan ID 2426	4/4/2017	11.99%	13,228	13,228	13,088
Loan ID 2427	4/4/2017	16.05%	13,326	13,326	13,003
Loan ID 2428	4/4/2017	19.20%	3,573	3,573	3,487
Loan ID 2429	4/4/2019	17.90%	14,158	14,158	14,035
Loan ID 2430	4/4/2017	14.50%	6,201	6,201	6,097
Loan ID 2431	4/4/2017	9.80%	8,782	8,782	8,689
Loan ID 2432	4/4/2019	15.35%	9,430	9,430	9,348
Loan ID 2434	4/4/2017	8.74%	17,266	17,266	17,083
Loan ID 2435	4/4/2017	11.99%	11,464	11,464	11,343
Loan ID 2436	4/4/2017	13.85%	13,273	13,273	13,050
Loan ID 2438	4/4/2017	14.85%	8,865	8,865	8,716
Loan ID 2439	4/4/2019	24.24%	9,553	9,553	9,467
Loan ID 2440	4/4/2019	13.85%	8,783	8,783	8,754
Loan ID 2441	4/4/2019	18.25%	23,681	23,681	23,475
Loan ID 2442	4/4/2017	13.50%	2,653	2,653	2,608
Loan ID 2443	4/4/2019	14.85%	14,134	14,134	14,088
Loan ID 2444	4/4/2019	13.05%	10,804	10,804	10,769
Loan ID 2445	4/4/2017	11.99%	2,205	2,205	2,181
Loan ID 2446	4/4/2017	13.50%	10,169	10,169	9,999
Loan ID 2447	4/4/2017	11.59%	13,218	13,218	13,078
Loan ID 2448	4/4/2019	11.19%	14,048	14,048	13,991
Loan ID 2449	4/7/2017	10.89%	13,200	13,200	13,061
Loan ID 2450	4/7/2019	26.44%	9,580	9,580	9,494
Loan ID 2451	4/7/2019	23.44%	9,542	9,542	9,432
Loan ID 2452	4/7/2019	11.59%	1,874	1,874	1,867
Loan ID 2453	4/7/2017	21.00%	8,960	8,960	8,636
Loan ID 2454	4/7/2017	21.00%	8,960	8,960	8,636
Loan ID 2455	4/7/2017	10.29%	4,395	4,395	4,349
Loan ID 2456	4/7/2017	13.85%	13,273	13,273	13,050
Loan ID 2457	4/7/2019	19.20%	6,166	6,166	6,112
Loan ID 2458	4/7/2019	11.59%	14,995	14,995	14,934
Loan ID 2459	4/7/2017	12.24%	7,968	7,968	7,834
Loan ID 2460	4/7/2017	18.25%	7,135	7,135	6,962
Loan ID 2461	4/7/2017	18.55%	8,920	8,920	8,704
Loan ID 2462	4/7/2019	24.24%	5,307	5,307	5,259
Loan ID 2463	4/7/2019	11.99%	23,445	23,445	23,351
Loan ID 2464	4/7/2019	22.54%	14,296	14,296	14,130
Loan ID 2465	4/7/2017	9.80%	5,884	5,884	5,822
Loan ID 2466	4/7/2019	12.64%	7,041	7,041	7,018
Loan ID 2467	4/7/2019	26.44%	9,580	9,580	9,494
Loan ID 2468	4/7/2017	19.20%	8,932	8,932	8,716

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2469	4/7/2017	15.70%	2,841	2,841	2,772
Loan ID 2470	4/7/2017	10.29%	5,714	5,714	5,653
Loan ID 2471	4/7/2019	10.29%	14,222	14,222	14,165
Loan ID 2472	4/7/2017	16.75%	7,116	7,116	6,944
Loan ID 2473	4/7/2019	14.85%	2,191	2,191	2,184
Loan ID 2474	4/7/2017	18.55%	22,307	22,307	21,767
Loan ID 2475	4/7/2019	18.25%	23,681	23,681	23,475
Loan ID 2476	4/7/2019	19.20%	5,691	5,691	5,642
Loan ID 2477	4/7/2017	11.59%	6,363	6,363	6,296
Loan ID 2478	4/7/2019	18.90%	12,326	12,326	12,219
Loan ID 2479	4/7/2017	9.80%	21,077	21,077	20,854
Loan ID 2480	4/7/2019	13.50%	11,669	11,669	11,631
Loan ID 2481	4/7/2017	9.80%	13,173	13,173	13,034
Loan ID 2482	4/7/2017	11.19%	13,208	13,208	13,068
Loan ID 2483	4/7/2019	17.15%	8,984	8,984	8,906
Loan ID 2484	4/7/2017	9.20%	30,702	30,702	30,378
Loan ID 2485	4/7/2017	11.99%	12,035	12,035	11,908
Loan ID 2486	4/7/2019	18.90%	9,482	9,482	9,399
Loan ID 2487	4/7/2019	15.70%	14,153	14,153	14,030
Loan ID 2488	4/7/2017	8.74%	13,146	13,146	13,008
Loan ID 2490	4/7/2017	10.29%	10,548	10,548	10,437
Loan ID 2491	4/7/2019	15.70%	14,153	14,153	14,030
Loan ID 2492	4/7/2019	13.85%	13,630	13,630	13,586
Loan ID 2493	4/7/2019	20.30%	10,451	10,451	10,330
Loan ID 2494	4/7/2017	9.20%	8,772	8,772	8,679
Loan ID 2495	4/7/2019	20.30%	9,501	9,501	9,391
Loan ID 2496	4/7/2017	28.00%	3,625	3,625	3,505
Loan ID 2497	4/7/2019	16.35%	2,361	2,361	2,341
Loan ID 2498	4/7/2017	28.00%	6,343	6,343	6,134
Loan ID 2499	4/7/2019	15.35%	9,430	9,430	9,348
Loan ID 2500	4/7/2019	14.15%	14,118	14,118	14,072
Loan ID 2501	4/7/2017	20.30%	11,634	11,634	11,213
Loan ID 2502	4/7/2017	21.85%	3,589	3,589	3,459
Loan ID 2504	4/7/2017	18.90%	4,910	4,910	4,792
Loan ID 2505	4/7/2017	16.35%	13,333	13,333	13,010
Loan ID 2506	4/7/2017	21.85%	1,795	1,795	1,730
Loan ID 2507	4/7/2019	19.60%	10,496	10,496	10,374
Loan ID 2508	4/7/2017	16.75%	22,237	22,237	21,699
Loan ID 2509	4/7/2019	19.20%	14,229	14,229	14,105
Loan ID 2510	4/7/2017	14.15%	8,853	8,853	8,705
Loan ID 2511	4/7/2017	17.45%	13,359	13,359	13,035
Loan ID 2512	4/7/2019	19.60%	14,237	14,237	14,072
Loan ID 2513	4/7/2017	17.90%	7,576	7,576	7,393
Loan ID 2514	4/7/2019	12.24%	32,837	32,837	32,730
Loan ID 2515	4/7/2017	11.99%	17,637	17,637	17,450
Loan ID 2516	4/7/2017	18.55%	22,326	22,326	21,786
Loan ID 2517	4/7/2017	30.09%	3,636	3,636	3,501
Loan ID 2518	4/7/2019	10.89%	18,393	18,393	18,319
Loan ID 2519	4/7/2019	11.19%	6,087	6,087	6,063
Loan ID 2520	4/7/2017	8.74%	3,506	3,506	3,469
Loan ID 2521	4/7/2019	19.60%	13,050	13,050	12,899
Loan ID 2522	4/7/2019	12.24%	23,455	23,455	23,379
Loan ID 2523	4/7/2017	10.29%	17,579	17,579	17,393
Loan ID 2524	4/7/2017	9.80%	8,782	8,782	8,689
Loan ID 2525	4/7/2017	14.15%	8,853	8,853	8,705
Loan ID 2526	4/7/2017	30.09%	3,636	3,636	3,501
Loan ID 2527	4/8/2017	20.30%	8,950	8,950	8,625
Loan ID 2528	4/8/2017	13.05%	4,418	4,418	4,344
Loan ID 2529	4/8/2017	19.60%	13,408	13,408	12,923
Loan ID 2530	4/8/2017	8.74%	11,394	11,394	11,273

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2531	4/8/2017	15.70%	1,776	1,776	1,733
Loan ID 2532	4/8/2017	12.64%	13,244	13,244	13,021
Loan ID 2533	4/8/2017	13.05%	8,836	8,836	8,687
Loan ID 2535	4/8/2017	13.05%	8,836	8,836	8,687
Loan ID 2536	4/8/2019	21.00%	9,510	9,510	9,400
Loan ID 2537	4/8/2017	16.35%	3,555	3,555	3,469
Loan ID 2538	4/8/2019	17.15%	11,348	11,348	11,249
Loan ID 2539	4/8/2017	13.85%	15,479	15,479	15,220
Loan ID 2540	4/8/2017	12.24%	13,234	13,234	13,012
Loan ID 2541	4/8/2017	9.80%	11,332	11,332	11,212
Loan ID 2542	4/8/2019	17.15%	23,641	23,641	23,436
Loan ID 2543	4/8/2019	11.99%	13,129	13,129	13,076
Loan ID 2544	4/8/2017	18.55%	4,015	4,015	3,918
Loan ID 2545	4/8/2019	11.99%	23,445	23,445	23,351
Loan ID 2546	4/8/2019	26.44%	9,580	9,580	9,494
Loan ID 2547	4/8/2017	17.45%	3,562	3,562	3,476
Loan ID 2548	4/8/2017	14.15%	13,280	13,280	13,057
Loan ID 2549	4/8/2017	11.59%	7,931	7,931	7,847
Loan ID 2550	4/8/2017	12.24%	5,294	5,294	5,205
Loan ID 2551	4/8/2019	21.00%	3,804	3,804	3,760
Loan ID 2552	4/8/2019	13.05%	28,185	28,185	28,093
Loan ID 2553	4/8/2019	14.50%	14,126	14,126	14,080
Loan ID 2554	4/8/2017	14.15%	3,541	3,541	3,482
Loan ID 2555	4/8/2017	11.59%	4,406	4,406	4,359
Loan ID 2556	4/8/2017	22.54%	3,593	3,593	3,463
Loan ID 2557	4/8/2017	28.00%	3,625	3,625	3,505
Loan ID 2558	4/8/2019	15.35%	9,430	9,430	9,348
Loan ID 2559	4/8/2019	18.55%	23,709	23,709	23,503
Loan ID 2560	4/8/2019	16.05%	14,161	14,161	14,038
Loan ID 2561	4/8/2017	21.00%	6,272	6,272	6,045
Loan ID 2562	4/8/2019	24.24%	9,910	9,910	9,821
Loan ID 2563	4/8/2017	13.85%	2,212	2,212	2,175
Loan ID 2564	4/8/2017	10.29%	13,185	13,185	13,046
Loan ID 2565	4/8/2017	13.05%	2,827	2,827	2,780
Loan ID 2566	4/8/2019	13.85%	6,585	6,585	6,564
Loan ID 2567	4/8/2017	17.90%	3,565	3,565	3,479
Loan ID 2568	4/8/2017	12.64%	13,244	13,244	13,021
Loan ID 2569	4/8/2019	13.85%	12,229	12,229	12,190
Loan ID 2570	4/8/2017	22.54%	8,858	8,858	8,537
Loan ID 2571	4/8/2019	12.24%	32,837	32,837	32,730
Loan ID 2572	4/8/2019	21.00%	9,510	9,510	9,400
Loan ID 2573	4/8/2017	12.24%	3,088	3,088	3,036
Loan ID 2574	4/8/2017	16.75%	3,558	3,558	3,472
Loan ID 2575	4/8/2017	11.59%	5,287	5,287	5,231
Loan ID 2576	4/8/2019	17.90%	9,467	9,467	9,385
Loan ID 2577	4/8/2017	9.20%	8,287	8,287	8,199
Loan ID 2578	4/8/2019	15.35%	23,575	23,575	23,370
Loan ID 2579	4/8/2017	18.25%	13,377	13,377	13,054
Loan ID 2580	4/8/2017	16.75%	15,121	15,121	14,755
Loan ID 2581	4/8/2017	28.74%	3,629	3,629	3,494
Loan ID 2582	4/8/2017	16.75%	3,549	3,549	3,463
Loan ID 2583	4/8/2017	23.44%	3,599	3,599	3,468
Loan ID 2584	4/8/2017	17.90%	8,913	8,913	8,697
Loan ID 2585	4/8/2019	16.35%	14,167	14,167	14,044
Loan ID 2586	4/8/2019	17.45%	9,461	9,461	9,379
Loan ID 2587	4/8/2017	16.05%	10,661	10,661	10,403
Loan ID 2588	4/8/2017	13.05%	6,185	6,185	6,081
Loan ID 2589	4/8/2017	9.80%	9,221	9,221	9,124
Loan ID 2590	4/8/2017	26.44%	7,223	7,223	6,985
Loan ID 2591	4/8/2019	17.45%	23,652	23,652	23,447

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2592	4/8/2019	18.90%	14,222	14,222	14,099
Loan ID 2593	4/8/2019	19.60%	9,491	9,491	9,381
Loan ID 2594	4/8/2017	11.19%	17,610	17,610	17,424
Loan ID 2595	4/8/2019	14.50%	18,834	18,834	18,773
Loan ID 2596	4/8/2019	13.05%	21,147	21,147	21,078
Loan ID 2597	4/8/2017	22.54%	8,983	8,983	8,658
Loan ID 2598	4/8/2017	14.85%	13,297	13,297	13,074
Loan ID 2599	4/8/2017	15.35%	3,726	3,726	3,636
Loan ID 2600	4/8/2019	21.85%	8,570	8,570	8,470
Loan ID 2601	4/8/2019	18.55%	12,320	12,320	12,212
Loan ID 2602	4/8/2017	11.59%	13,218	13,218	13,078
Loan ID 2603	4/8/2019	10.29%	16,831	16,831	16,763
Loan ID 2604	4/8/2017	12.64%	11,919	11,919	11,719
Loan ID 2605	4/8/2017	11.19%	8,805	8,805	8,712
Loan ID 2606	4/8/2019	18.55%	18,953	18,953	18,788
Loan ID 2607	4/8/2017	10.29%	11,427	11,427	11,307
Loan ID 2608	4/8/2017	19.20%	13,399	13,399	13,075
Loan ID 2609	4/8/2017	16.35%	8,888	8,888	8,673
Loan ID 2610	4/8/2019	18.55%	18,953	18,953	18,788
Loan ID 2611	4/8/2017	19.20%	13,399	13,399	13,075
Loan ID 2612	4/8/2017	16.35%	8,444	8,444	8,240
Loan ID 2613	4/8/2019	15.70%	23,588	23,588	23,383
Loan ID 2614	4/8/2017	11.59%	13,218	13,218	13,078
Loan ID 2615	4/8/2017	9.80%	4,194	4,194	4,149
Loan ID 2616	4/8/2017	11.19%	6,604	6,604	6,534
Loan ID 2617	4/8/2017	11.99%	13,228	13,228	13,088
Loan ID 2618	4/8/2017	12.24%	2,206	2,206	2,169
Loan ID 2619	4/8/2017	9.20%	2,281	2,281	2,257
Loan ID 2620	4/8/2017	14.15%	3,453	3,453	3,395
Loan ID 2621	4/8/2019	13.50%	12,693	12,693	12,652
Loan ID 2622	4/8/2017	11.99%	13,228	13,228	13,088
Loan ID 2624	4/8/2017	25.04%	9,020	9,020	8,722
Loan ID 2625	4/8/2019	16.75%	14,176	14,176	14,053
Loan ID 2626	4/8/2017	15.70%	8,406	8,406	8,203
Loan ID 2627	4/8/2019	24.24%	9,553	9,553	9,467
Loan ID 2628	4/8/2017	13.05%	8,836	8,836	8,687
Loan ID 2629	4/8/2017	12.24%	8,822	8,822	8,674
Loan ID 2630	4/9/2017	11.99%	26,455	26,455	26,176
Loan ID 2631	4/9/2017	9.20%	2,632	2,632	2,604
Loan ID 2632	4/9/2017	21.00%	8,960	8,960	8,636
Loan ID 2633	4/9/2019	25.74%	7,657	7,657	7,588
Loan ID 2634	4/9/2017	8.74%	13,146	13,146	13,008
Loan ID 2635	4/9/2017	23.44%	3,149	3,149	3,035
Loan ID 2636	4/9/2019	16.05%	23,601	23,601	23,396
Loan ID 2637	4/9/2017	15.70%	1,776	1,776	1,733
Loan ID 2638	4/9/2017	14.15%	7,083	7,083	6,964
Loan ID 2639	4/9/2017	10.89%	4,400	4,400	4,354
Loan ID 2642	4/9/2019	21.85%	2,857	2,857	2,823
Loan ID 2643	4/9/2019	11.59%	13,707	13,707	13,651
Loan ID 2644	4/9/2017	10.89%	7,289	7,289	7,212
Loan ID 2645	4/9/2019	18.25%	4,263	4,263	4,226
Loan ID 2646	4/9/2017	16.75%	8,895	8,895	8,680
Loan ID 2647	4/9/2017	9.20%	30,702	30,702	30,378
Loan ID 2648	4/9/2017	13.05%	22,089	22,089	21,719
Loan ID 2649	4/9/2019	15.70%	8,960	8,960	8,882
Loan ID 2650	4/9/2017	12.24%	8,822	8,822	8,674
Loan ID 2651	4/9/2017	12.24%	7,940	7,940	7,807
Loan ID 2652	4/9/2019	13.85%	23,518	23,518	23,442
Loan ID 2653	4/9/2017	25.74%	3,612	3,612	3,493
Loan ID 2654	4/9/2019	17.45%	21,762	21,762	21,573

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2655	4/9/2017	8.74%	17,529	17,529	17,343
Loan ID 2656	4/9/2017	15.35%	3,549	3,549	3,463
Loan ID 2657	4/9/2019	16.05%	14,161	14,161	14,038
Loan ID 2658	4/9/2017	18.55%	7,488	7,488	7,307
Loan ID 2659	4/9/2019	20.30%	9,501	9,501	9,391
Loan ID 2660	4/9/2017	18.55%	5,069	5,069	4,947
Loan ID 2661	4/9/2019	10.89%	18,721	18,721	18,645
Loan ID 2662	4/9/2017	15.70%	4,439	4,439	4,332
Loan ID 2663	4/9/2017	11.59%	14,980	14,980	14,822
Loan ID 2664	4/9/2019	15.70%	14,153	14,153	14,030
Loan ID 2665	4/9/2017	28.00%	8,035	8,035	7,770
Loan ID 2666	4/9/2019	21.00%	14,260	14,260	14,095
Loan ID 2667	4/9/2019	18.90%	12,326	12,326	12,219
Loan ID 2668	4/9/2019	20.30%	11,401	11,401	11,269
Loan ID 2669	4/9/2017	25.74%	9,030	9,030	8,732
Loan ID 2670	4/9/2017	20.30%	13,418	13,418	12,932
Loan ID 2671	4/9/2019	16.75%	14,176	14,176	14,053
Loan ID 2672	4/9/2017	9.80%	8,782	8,782	8,689
Loan ID 2673	4/9/2017	13.85%	7,964	7,964	7,830
Loan ID 2674	4/9/2017	11.19%	13,208	13,208	13,068
Loan ID 2675	4/9/2017	15.35%	3,549	3,549	3,463
Loan ID 2676	4/9/2017	14.15%	8,853	8,853	8,705
Loan ID 2677	4/9/2017	11.99%	8,818	8,818	8,725
Loan ID 2678	4/9/2019	17.15%	23,641	23,641	23,436
Loan ID 2679	4/9/2019	14.15%	23,530	23,530	23,453
Loan ID 2680	4/9/2017	14.15%	9,296	9,296	9,140
Loan ID 2681	4/9/2017	20.30%	7,607	7,607	7,332
Loan ID 2682	4/9/2017	17.90%	8,913	8,913	8,697
Loan ID 2683	4/9/2017	11.59%	17,624	17,624	17,437
Loan ID 2684	4/9/2019	13.50%	11,282	11,282	11,245
Loan ID 2686	4/9/2017	17.45%	2,672	2,672	2,607
Loan ID 2687	4/9/2017	11.59%	2,467	2,467	2,441
Loan ID 2688	4/9/2019	18.25%	14,209	14,209	14,085
Loan ID 2689	4/9/2017	14.15%	8,853	8,853	8,705
Loan ID 2690	4/9/2017	11.99%	8,759	8,759	8,666
Loan ID 2691	4/9/2017	16.75%	2,668	2,668	2,604
Loan ID 2692	4/9/2017	26.44%	3,616	3,616	3,497
Loan ID 2693	4/9/2017	10.29%	13,185	13,185	13,046
Loan ID 2694	4/9/2017	11.59%	3,981	3,981	3,939
Loan ID 2695	4/9/2017	11.99%	2,646	2,646	2,618
Loan ID 2696	4/9/2017	8.74%	17,529	17,529	17,343
Loan ID 2697	4/9/2019	18.25%	14,209	14,209	14,085
Loan ID 2698	4/9/2019	18.90%	23,704	23,704	23,498
Loan ID 2699	4/9/2017	11.19%	17,610	17,610	17,424
Loan ID 2700	4/9/2017	9.20%	5,625	5,625	5,565
Loan ID 2701	4/9/2017	21.00%	3,472	3,472	3,346
Loan ID 2702	4/9/2017	12.24%	6,617	6,617	6,506
Loan ID 2703	4/9/2017	17.15%	13,352	13,352	13,029
Loan ID 2704	4/9/2019	12.64%	14,083	14,083	14,037
Loan ID 2705	4/9/2017	28.00%	3,625	3,625	3,505
Loan ID 2706	4/9/2017	12.24%	13,234	13,234	13,012
Loan ID 2707	4/9/2019	15.35%	9,430	9,430	9,348
Loan ID 2708	4/9/2017	10.29%	8,491	8,491	8,401
Loan ID 2709	4/9/2017	16.05%	3,553	3,553	3,468
Loan ID 2710	4/9/2017	10.89%	28,508	28,508	28,207
Loan ID 2711	4/9/2017	12.24%	8,822	8,822	8,674
Loan ID 2712	4/9/2017	20.30%	12,155	12,155	11,715
Loan ID 2713	4/9/2019	15.35%	21,689	21,689	21,500
Loan ID 2714	4/9/2017	12.24%	8,822	8,822	8,674
Loan ID 2715	4/9/2019	19.60%	9,491	9,491	9,381

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2716	4/9/2017	9.20%	7,018	7,018	6,944
Loan ID 2717	4/10/2019	19.20%	6,640	6,640	6,582
Loan ID 2718	4/10/2017	14.15%	3,541	3,541	3,482
Loan ID 2719	4/10/2017	9.20%	6,015	6,015	5,951
Loan ID 2720	4/10/2019	18.25%	6,624	6,624	6,567
Loan ID 2721	4/10/2017	9.80%	12,643	12,643	12,509
Loan ID 2722	4/10/2019	13.50%	32,906	32,906	32,799
Loan ID 2723	4/10/2017	16.35%	8,888	8,888	8,673
Loan ID 2724	4/10/2017	16.35%	6,666	6,666	6,505
Loan ID 2725	4/10/2017	10.89%	12,723	12,723	12,588
Loan ID 2726	4/10/2017	9.20%	3,509	3,509	3,472
Loan ID 2727	4/10/2017	16.35%	12,194	12,194	11,899
Loan ID 2729	4/10/2019	12.64%	23,471	23,471	23,395
Loan ID 2730	4/10/2017	12.64%	22,073	22,073	21,702
Loan ID 2731	4/10/2017	15.70%	4,439	4,439	4,332
Loan ID 2732	4/10/2019	13.05%	14,092	14,092	14,046
Loan ID 2733	4/10/2017	30.09%	3,636	3,636	3,501
Loan ID 2735	4/10/2019	16.75%	9,451	9,451	9,369
Loan ID 2736	4/10/2017	10.89%	2,820	2,820	2,790
Loan ID 2737	4/10/2017	11.19%	8,493	8,493	8,403
Loan ID 2738	4/10/2017	9.20%	13,158	13,158	13,019
Loan ID 2739	4/10/2019	12.24%	8,444	8,444	8,416
Loan ID 2740	4/10/2019	19.20%	9,486	9,486	9,403
Loan ID 2741	4/10/2017	23.44%	1,799	1,799	1,734
Loan ID 2742	4/10/2019	16.05%	9,383	9,383	9,301
Loan ID 2743	4/10/2017	11.19%	17,610	17,610	17,424
Loan ID 2745	4/10/2019	14.50%	18,834	18,834	18,773
Loan ID 2746	4/10/2017	25.04%	2,706	2,706	2,617
Loan ID 2747	4/10/2017	12.24%	13,234	13,234	13,012
Loan ID 2748	4/10/2019	14.50%	9,411	9,411	9,380
Loan ID 2749	4/10/2017	10.89%	17,601	17,601	17,415
Loan ID 2750	4/10/2017	11.59%	5,728	5,728	5,667
Loan ID 2751	4/10/2017	16.35%	8,000	8,000	7,806
Loan ID 2752	4/10/2019	15.35%	14,145	14,145	14,022
Loan ID 2753	4/10/2019	17.15%	4,728	4,728	4,687
Loan ID 2754	4/10/2017	8.74%	21,911	21,911	21,679
Loan ID 2755	4/10/2019	16.35%	8,500	8,500	8,426
Loan ID 2756	4/10/2019	17.90%	14,201	14,201	14,078
Loan ID 2757	4/10/2019	15.70%	5,661	5,661	5,612
Loan ID 2759	4/10/2017	18.25%	3,567	3,567	3,481
Loan ID 2760	4/10/2017	28.00%	3,625	3,625	3,505
Loan ID 2761	4/10/2017	13.05%	8,836	8,836	8,687
Loan ID 2762	4/10/2019	24.24%	9,553	9,553	9,467
Loan ID 2763	4/10/2017	10.89%	13,200	13,200	13,061
Loan ID 2764	4/10/2019	14.50%	21,660	21,660	21,589
Loan ID 2765	4/10/2017	19.20%	3,564	3,564	3,478
Loan ID 2766	4/10/2019	14.15%	23,530	23,530	23,453
Loan ID 2767	4/10/2019	13.85%	18,815	18,815	18,753
Loan ID 2768	4/10/2017	13.50%	3,537	3,537	3,478
Loan ID 2769	4/10/2017	13.85%	8,849	8,849	8,700
Loan ID 2770	4/10/2019	17.15%	5,201	5,201	5,156
Loan ID 2771	4/10/2017	9.20%	13,158	13,158	13,019
Loan ID 2772	4/10/2019	10.89%	9,360	9,360	9,323
Loan ID 2773	4/10/2017	16.35%	3,555	3,555	3,469
Loan ID 2774	4/10/2017	12.64%	30,902	30,902	30,383
Loan ID 2775	4/10/2017	23.44%	8,996	8,996	8,671
Loan ID 2776	4/10/2019	17.15%	23,641	23,641	23,436
Loan ID 2777	4/10/2019	16.75%	14,176	14,176	14,053
Loan ID 2778	4/10/2017	21.00%	8,391	8,391	8,087
Loan ID 2780	4/10/2019	12.64%	14,083	14,083	14,037

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2781	4/10/2017	12.24%	6,617	6,617	6,506
Loan ID 2782	4/10/2017	14.85%	13,297	13,297	13,074
Loan ID 2783	4/10/2019	26.44%	7,185	7,185	7,120
Loan ID 2784	4/10/2017	28.00%	3,625	3,625	3,505
Loan ID 2785	4/10/2019	19.20%	9,486	9,486	9,403
Loan ID 2786	4/10/2017	15.35%	13,309	13,309	12,987
Loan ID 2787	4/10/2019	10.89%	14,041	14,041	13,984
Loan ID 2788	4/10/2017	23.44%	3,599	3,599	3,468
Loan ID 2789	4/10/2017	16.05%	22,330	22,330	21,789
Loan ID 2790	4/10/2019	21.85%	9,522	9,522	9,411
Loan ID 2791	4/10/2017	17.45%	5,343	5,343	5,214
Loan ID 2792	4/10/2019	16.05%	6,608	6,608	6,551
Loan ID 2793	4/10/2017	11.99%	8,495	8,495	8,406
Loan ID 2794	4/10/2017	9.80%	2,534	2,534	2,507
Loan ID 2795	4/10/2017	15.70%	8,878	8,878	8,663
Loan ID 2796	4/10/2017	8.74%	3,067	3,067	3,035
Loan ID 2797	4/10/2017	24.24%	2,702	2,702	2,613
Loan ID 2798	4/10/2019	21.00%	3,804	3,804	3,760
Loan ID 2799	4/10/2017	11.59%	3,965	3,965	3,923
Loan ID 2800	4/10/2019	17.45%	14,191	14,191	14,068
Loan ID 2801	4/10/2019	14.85%	23,556	23,556	23,480
Loan ID 2802	4/10/2017	16.75%	22,237	22,237	21,699
Loan ID 2803	4/10/2017	12.24%	3,088	3,088	3,036
Loan ID 2804	4/10/2019	14.85%	23,556	23,556	23,480
Loan ID 2805	4/10/2017	15.70%	22,338	22,338	21,797
Loan ID 2806	4/10/2019	16.05%	14,161	14,161	14,038
Loan ID 2807	4/10/2019	11.59%	16,869	16,869	16,801
Loan ID 2808	4/10/2017	8.74%	13,146	13,146	13,008
Loan ID 2809	4/10/2017	12.24%	13,234	13,234	13,012
Loan ID 2810	4/10/2017	14.15%	6,438	6,438	6,330
Loan ID 2811	4/10/2017	14.85%	16,843	16,843	16,560
Loan ID 2812	4/10/2019	21.85%	4,999	4,999	4,941
Loan ID 2813	4/10/2017	19.60%	2,682	2,682	2,585
Loan ID 2814	4/10/2017	13.05%	13,254	13,254	13,031
Loan ID 2815	4/10/2017	17.90%	22,301	22,301	21,761
Loan ID 2816	4/10/2017	17.90%	6,755	6,755	6,592
Loan ID 2817	4/10/2017	11.99%	13,228	13,228	13,088
Loan ID 2818	4/10/2017	11.59%	8,812	8,812	8,719
Loan ID 2819	4/10/2017	25.74%	8,549	8,549	8,267
Loan ID 2820	4/10/2017	11.19%	15,908	15,908	15,739
Loan ID 2821	4/11/2019	17.15%	14,185	14,185	14,062
Loan ID 2822	4/11/2019	16.35%	9,445	9,445	9,363
Loan ID 2823	4/11/2017	13.05%	3,534	3,534	3,475
Loan ID 2824	4/11/2017	19.20%	8,933	8,933	8,717
Loan ID 2825	4/11/2017	17.90%	8,913	8,913	8,697
Loan ID 2826	4/11/2019	19.20%	9,486	9,486	9,403
Loan ID 2827	4/11/2017	16.35%	3,555	3,555	3,469
Loan ID 2828	4/11/2017	21.00%	4,072	4,072	3,924
Loan ID 2829	4/11/2017	13.05%	3,976	3,976	3,909
Loan ID 2830	4/11/2017	9.80%	17,564	17,564	17,379
Loan ID 2831	4/11/2017	11.19%	4,403	4,403	4,356
Loan ID 2832	4/11/2017	17.90%	13,369	13,369	13,046
Loan ID 2833	4/11/2019	15.35%	9,430	9,430	9,348
Loan ID 2834	4/11/2019	17.15%	3,783	3,783	3,750
Loan ID 2835	4/11/2017	11.59%	13,218	13,218	13,078
Loan ID 2836	4/11/2017	18.55%	8,593	8,593	8,385
Loan ID 2837	4/11/2017	9.20%	17,544	17,544	17,359
Loan ID 2838	4/11/2017	23.44%	3,617	3,617	3,486
Loan ID 2839	4/11/2017	9.20%	13,158	13,158	13,019
Loan ID 2840	4/11/2019	18.90%	14,222	14,222	14,099

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2841	4/11/2017	14.50%	13,289	13,289	13,066
Loan ID 2842	4/11/2017	11.19%	7,396	7,396	7,318
Loan ID 2843	4/11/2019	15.35%	14,145	14,145	14,022
Loan ID 2844	4/11/2017	26.44%	3,616	3,616	3,497
Loan ID 2845	4/11/2017	25.74%	3,612	3,612	3,493
Loan ID 2846	4/11/2017	17.90%	13,369	13,369	13,046
Loan ID 2847	4/11/2017	9.80%	13,173	13,173	13,034
Loan ID 2848	4/11/2019	12.64%	23,471	23,471	23,395
Loan ID 2849	4/11/2017	19.20%	13,399	13,399	13,075
Loan ID 2850	4/11/2019	17.90%	18,935	18,935	18,770
Loan ID 2852	4/11/2017	17.45%	13,458	13,458	13,132
Loan ID 2853	4/11/2019	17.45%	15,137	15,137	15,006
Loan ID 2854	4/11/2019	14.85%	6,596	6,596	6,574
Loan ID 2855	4/11/2019	13.50%	18,804	18,804	18,742
Loan ID 2856	4/11/2017	12.24%	8,690	8,690	8,544
Loan ID 2857	4/11/2019	18.55%	23,692	23,692	23,485
Loan ID 2858	4/11/2017	18.90%	8,928	8,928	8,712
Loan ID 2859	4/11/2017	10.29%	8,309	8,309	8,221
Loan ID 2860	4/11/2017	28.00%	3,625	3,625	3,505
Loan ID 2861	4/11/2017	21.00%	3,584	3,584	3,454
Loan ID 2862	4/11/2017	11.59%	4,406	4,406	4,359
Loan ID 2863	4/11/2017	10.89%	4,603	4,603	4,555
Loan ID 2864	4/11/2017	30.09%	1,818	1,818	1,751
Loan ID 2865	4/11/2019	14.15%	23,530	23,530	23,453
Loan ID 2866	4/11/2019	10.29%	18,701	18,701	18,626
Loan ID 2867	4/11/2017	9.20%	7,018	7,018	6,944
Loan ID 2868	4/11/2017	13.85%	3,628	3,628	3,567
Loan ID 2869	4/11/2019	24.24%	9,553	9,553	9,467
Loan ID 2870	4/11/2019	17.90%	18,935	18,935	18,770
Loan ID 2871	4/11/2019	12.64%	13,144	13,144	13,101
Loan ID 2872	4/11/2017	13.05%	13,254	13,254	13,031
Loan ID 2873	4/11/2019	19.20%	8,537	8,537	8,463
Loan ID 2874	4/11/2019	14.85%	23,556	23,556	23,480
Loan ID 2875	4/11/2019	12.24%	23,455	23,455	23,379
Loan ID 2876	4/11/2017	12.24%	5,294	5,294	5,205
Loan ID 2877	4/11/2017	23.44%	3,239	3,239	3,121
Loan ID 2878	4/11/2019	18.25%	23,681	23,681	23,475
Loan ID 2879	4/11/2019	14.15%	14,118	14,118	14,072
Loan ID 2880	4/11/2017	17.45%	8,460	8,460	8,256
Loan ID 2881	4/11/2017	20.30%	8,950	8,950	8,625
Loan ID 2882	4/11/2019	14.15%	18,824	18,824	18,762
Loan ID 2883	4/11/2019	18.55%	3,791	3,791	3,758
Loan ID 2884	4/11/2017	17.45%	19,593	19,593	19,119
Loan ID 2885	4/11/2017	11.19%	22,013	22,013	21,780
Loan ID 2886	4/11/2017	13.85%	13,273	13,273	13,050
Loan ID 2887	4/11/2017	10.29%	21,976	21,976	21,744
Loan ID 2888	4/11/2017	18.55%	3,569	3,569	3,483
Loan ID 2889	4/11/2017	9.80%	17,564	17,564	17,379
Loan ID 2890	4/11/2019	14.15%	18,824	18,824	18,762
Loan ID 2891	4/11/2017	18.55%	7,581	7,581	7,398
Loan ID 2892	4/11/2019	16.75%	14,176	14,176	14,053
Loan ID 2893	4/11/2017	18.90%	13,392	13,392	13,068
Loan ID 2894	4/11/2019	18.25%	14,276	14,276	14,152
Loan ID 2895	4/11/2019	14.50%	5,650	5,650	5,632
Loan ID 2896	4/11/2017	12.64%	13,244	13,244	13,021
Loan ID 2897	4/11/2017	16.35%	13,333	13,333	13,010
Loan ID 2898	4/11/2019	18.25%	9,472	9,472	9,390
Loan ID 2899	4/11/2017	15.35%	8,837	8,837	8,623
Loan ID 2900	4/11/2017	16.75%	7,116	7,116	6,944
Loan ID 2901	4/11/2019	18.55%	3,791	3,791	3,758

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2902	4/11/2017	10.89%	7,920	7,920	7,837
Loan ID 2903	4/11/2017	13.50%	7,074	7,074	6,956
Loan ID 2904	4/11/2019	15.70%	12,266	12,266	12,159
Loan ID 2905	4/14/2017	17.15%	10,681	10,681	10,423
Loan ID 2906	4/14/2017	9.80%	9,273	9,273	9,175
Loan ID 2907	4/14/2017	18.25%	10,256	10,256	10,008
Loan ID 2908	4/14/2017	15.35%	13,309	13,309	12,987
Loan ID 2909	4/14/2017	11.19%	10,734	10,734	10,620
Loan ID 2910	4/14/2019	14.85%	28,268	28,268	28,175
Loan ID 2911	4/14/2019	14.50%	14,126	14,126	14,080
Loan ID 2912	4/14/2017	11.99%	3,527	3,527	3,490
Loan ID 2913	4/14/2017	11.99%	5,416	5,416	5,359
Loan ID 2914	4/14/2017	17.45%	22,264	22,264	21,726
Loan ID 2915	4/14/2019	18.90%	14,222	14,222	14,099
Loan ID 2916	4/14/2019	11.99%	9,847	9,847	9,807
Loan ID 2917	4/14/2019	18.90%	13,037	13,037	12,924
Loan ID 2918	4/14/2019	16.05%	23,601	23,601	23,396
Loan ID 2920	4/14/2019	14.85%	14,134	14,134	14,088
Loan ID 2921	4/14/2019	15.35%	14,145	14,145	14,022
Loan ID 2922	4/14/2017	10.89%	5,281	5,281	5,225
Loan ID 2923	4/14/2019	21.00%	9,510	9,510	9,400
Loan ID 2924	4/14/2017	23.44%	3,599	3,599	3,468
Loan ID 2925	4/14/2017	10.89%	1,690	1,690	1,672
Loan ID 2926	4/14/2017	28.00%	9,062	9,062	8,763
Loan ID 2927	4/14/2017	16.35%	3,111	3,111	3,036
Loan ID 2928	4/14/2017	14.50%	15,274	15,274	15,018
Loan ID 2929	4/14/2017	13.05%	19,952	19,952	19,617
Loan ID 2930	4/14/2017	16.35%	8,888	8,888	8,673
Loan ID 2931	4/14/2019	19.20%	14,229	14,229	14,105
Loan ID 2932	4/14/2017	18.55%	8,863	8,863	8,648
Loan ID 2933	4/14/2019	16.05%	14,161	14,161	14,038
Loan ID 2934	4/14/2017	11.99%	17,727	17,727	17,540
Loan ID 2935	4/14/2017	10.29%	7,927	7,927	7,844
Loan ID 2936	4/14/2017	9.80%	13,173	13,173	13,034
Loan ID 2937	4/14/2017	25.04%	3,608	3,608	3,489
Loan ID 2938	4/14/2017	13.05%	9,277	9,277	9,122
Loan ID 2939	4/14/2019	20.30%	14,251	14,251	14,086
Loan ID 2940	4/14/2017	9.80%	11,417	11,417	11,296
Loan ID 2941	4/14/2017	17.45%	38	38	37
Loan ID 2942	4/14/2017	11.19%	30,818	30,818	30,493
Loan ID 2943	4/14/2019	18.90%	13,274	13,274	13,159
Loan ID 2944	4/14/2017	8.74%	13,146	13,146	13,008
Loan ID 2945	4/14/2017	14.15%	13,280	13,280	13,057
Loan ID 2946	4/14/2017	10.29%	17,581	17,581	17,395
Loan ID 2947	4/14/2017	25.74%	9,030	9,030	8,732
Loan ID 2948	4/14/2019	12.64%	14,083	14,083	14,037
Loan ID 2949	4/14/2019	14.15%	23,530	23,530	23,453
Loan ID 2950	4/14/2017	13.05%	3,317	3,317	3,261
Loan ID 2951	4/14/2017	21.85%	10,767	10,767	10,378
Loan ID 2952	4/14/2017	14.50%	13,289	13,289	13,066
Loan ID 2953	4/14/2019	14.85%	9,423	9,423	9,392
Loan ID 2954	4/14/2019	13.85%	18,815	18,815	18,753
Loan ID 2955	4/14/2017	12.24%	8,822	8,822	8,674
Loan ID 2956	4/14/2017	21.00%	3,584	3,584	3,454
Loan ID 2957	4/14/2017	15.35%	4,428	4,428	4,321
Loan ID 2958	4/14/2019	20.30%	14,194	14,194	14,029
Loan ID 2959	4/14/2017	16.35%	8,888	8,888	8,673
Loan ID 2960	4/14/2019	18.90%	14,222	14,222	14,099
Loan ID 2961	4/14/2017	12.24%	13,234	13,234	13,012
Loan ID 2962	4/14/2019	12.24%	14,073	14,073	14,027

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 2963	4/14/2017	15.35%	8,014	8,014	7,820
Loan ID 2964	4/14/2017	22.54%	3,144	3,144	3,030
Loan ID 2965	4/14/2017	11.59%	14,980	14,980	14,822
Loan ID 2966	4/14/2019	17.90%	14,201	14,201	14,078
Loan ID 2967	4/14/2017	18.55%	8,923	8,923	8,707
Loan ID 2968	4/14/2017	25.74%	3,612	3,612	3,493
Loan ID 2969	4/14/2019	16.75%	14,176	14,176	14,053
Loan ID 2970	4/14/2017	12.24%	8,822	8,822	8,674
Loan ID 2971	4/14/2019	13.85%	32,925	32,925	32,818
Loan ID 2972	4/14/2017	16.05%	13,326	13,326	13,003
Loan ID 2973	4/14/2017	12.24%	13,234	13,234	13,012
Loan ID 2974	4/14/2019	19.60%	13,288	13,288	13,133
Loan ID 2975	4/14/2017	8.74%	8,764	8,764	8,672
Loan ID 2976	4/14/2017	11.59%	22,030	22,030	21,797
Loan ID 2977	4/14/2017	14.85%	9,751	9,751	9,588
Loan ID 2978	4/14/2017	12.64%	5,412	5,412	5,321
Loan ID 2979	4/14/2017	25.74%	3,612	3,612	3,493
Loan ID 2980	4/14/2019	21.85%	9,522	9,522	9,411
Loan ID 2981	4/14/2017	8.74%	13,146	13,146	13,008
Loan ID 2982	4/14/2019	13.50%	14,103	14,103	14,057
Loan ID 2983	4/14/2017	21.00%	4,032	4,032	3,886
Loan ID 2984	4/14/2017	13.05%	18,373	18,373	18,064
Loan ID 2985	4/14/2019	11.19%	9,365	9,365	9,328
Loan ID 2986	4/14/2019	11.99%	12,192	12,192	12,142
Loan ID 2987	4/14/2017	19.20%	13,399	13,399	13,075
Loan ID 2988	4/14/2019	18.25%	14,209	14,209	14,085
Loan ID 2989	4/15/2019	16.05%	14,161	14,161	14,038
Loan ID 2990	4/15/2019	10.89%	5,617	5,617	5,595
Loan ID 2991	4/15/2017	11.59%	5,287	5,287	5,231
Loan ID 2992	4/15/2017	24.24%	9,008	9,008	8,711
Loan ID 2993	4/15/2017	17.45%	3,502	3,502	3,418
Loan ID 2994	4/15/2017	19.60%	13,408	13,408	12,923
Loan ID 2995	4/15/2019	15.70%	14,153	14,153	14,030
Loan ID 2996	4/15/2019	13.05%	23,487	23,487	23,411
Loan ID 2997	4/15/2019	18.90%	12,326	12,326	12,219
Loan ID 2998	4/15/2017	22.54%	3,593	3,593	3,463
Loan ID 2999	4/15/2017	9.20%	13,158	13,158	13,019
Loan ID 3000	4/15/2017	13.05%	8,837	8,837	8,689
Loan ID 3001	4/15/2019	14.85%	23,556	23,556	23,480
Loan ID 3002	4/15/2019	24.24%	9,553	9,553	9,467
Loan ID 3003	4/15/2019	13.85%	7,055	7,055	7,032
Loan ID 3005	4/15/2017	15.35%	5,324	5,324	5,195
Loan ID 3006	4/15/2019	19.60%	14,237	14,237	14,072
Loan ID 3007	4/15/2017	13.05%	13,254	13,254	13,031
Loan ID 3008	4/15/2019	13.05%	14,092	14,092	14,046
Loan ID 3009	4/15/2017	8.74%	21,911	21,911	21,679
Loan ID 3010	4/15/2017	8.74%	13,146	13,146	13,008
Loan ID 3011	4/15/2019	18.90%	14,222	14,222	14,099
Loan ID 3012	4/15/2019	18.90%	14,222	14,222	14,099
Loan ID 3013	4/15/2017	9.80%	24,590	24,590	24,330
Loan ID 3014	4/15/2019	25.74%	5,743	5,743	5,691
Loan ID 3015	4/15/2019	16.35%	18,890	18,890	18,726
Loan ID 3016	4/15/2017	14.85%	17,729	17,729	17,432
Loan ID 3017	4/15/2017	10.89%	2,656	2,656	2,628
Loan ID 3018	4/15/2019	13.50%	9,402	9,402	9,371
Loan ID 3019	4/15/2019	13.05%	23,487	23,487	23,411
Loan ID 3020	4/15/2019	14.50%	9,416	9,416	9,386
Loan ID 3021	4/15/2017	16.75%	6,671	6,671	6,510
Loan ID 3022	4/15/2017	16.05%	13,326	13,326	13,003
Loan ID 3023	4/15/2017	12.24%	13,234	13,234	13,012

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3024	4/15/2019	13.85%	14,111	14,111	14,065
Loan ID 3025	4/15/2017	10.89%	10,560	10,560	10,449
Loan ID 3027	4/15/2017	9.20%	5,439	5,439	5,381
Loan ID 3028	4/15/2019	15.70%	5,661	5,661	5,612
Loan ID 3029	4/15/2017	16.35%	14,345	14,345	13,998
Loan ID 3030	4/15/2017	17.15%	3,546	3,546	3,461
Loan ID 3031	4/15/2017	15.70%	4,883	4,883	4,765
Loan ID 3033	4/15/2017	15.70%	1,776	1,776	1,733
Loan ID 3034	4/15/2017	22.54%	3,144	3,144	3,030
Loan ID 3035	4/15/2017	16.05%	3,998	3,998	3,901
Loan ID 3036	4/15/2017	23.44%	2,699	2,699	2,601
Loan ID 3037	4/15/2019	18.25%	9,472	9,472	9,390
Loan ID 3038	4/15/2017	19.60%	10,465	10,465	10,086
Loan ID 3039	4/15/2017	10.89%	7,040	7,040	6,966
Loan ID 3040	4/15/2017	11.99%	2,205	2,205	2,181
Loan ID 3041	4/15/2019	14.85%	2,073	2,073	2,066
Loan ID 3042	4/15/2019	18.90%	14,222	14,222	14,099
Loan ID 3043	4/15/2017	13.85%	22,122	22,122	21,751
Loan ID 3044	4/15/2017	11.59%	17,624	17,624	17,437
Loan ID 3045	4/15/2017	12.64%	8,829	8,829	8,681
Loan ID 3046	4/15/2017	9.80%	13,173	13,173	13,034
Loan ID 3047	4/15/2019	21.85%	9,522	9,522	9,411
Loan ID 3049	4/15/2019	13.50%	23,505	23,505	23,428
Loan ID 3050	4/15/2017	11.59%	6,168	6,168	6,103
Loan ID 3051	4/15/2017	19.20%	3,573	3,573	3,487
Loan ID 3052	4/15/2017	17.90%	13,369	13,369	13,046
Loan ID 3053	4/15/2019	16.35%	4,713	4,713	4,672
Loan ID 3054	4/15/2019	15.35%	10,845	10,845	10,750
Loan ID 3055	4/15/2019	15.35%	3,772	3,772	3,739
Loan ID 3056	4/15/2017	13.50%	19,444	19,444	19,118
Loan ID 3057	4/15/2017	14.50%	19,933	19,933	19,599
Loan ID 3058	4/15/2017	8.74%	13,146	13,146	13,008
Loan ID 3059	4/15/2017	19.20%	2,680	2,680	2,615
Loan ID 3060	4/15/2017	23.44%	11,695	11,695	11,272
Loan ID 3061	4/15/2017	16.35%	6,222	6,222	6,071
Loan ID 3062	4/15/2017	18.90%	10,714	10,714	10,455
Loan ID 3063	4/15/2019	14.15%	12,235	12,235	12,196
Loan ID 3064	4/15/2019	17.90%	18,935	18,935	18,770
Loan ID 3065	4/15/2017	16.35%	3,555	3,555	3,469
Loan ID 3066	4/15/2017	28.74%	3,629	3,629	3,494
Loan ID 3067	4/15/2019	20.30%	8,551	8,551	8,452
Loan ID 3068	4/15/2019	13.50%	9,402	9,402	9,371
Loan ID 3069	4/15/2019	11.59%	14,058	14,058	14,001
Loan ID 3070	4/15/2017	17.45%	8,906	8,906	8,690
Loan ID 3071	4/15/2017	23.44%	4,048	4,048	3,902
Loan ID 3072	4/15/2017	9.80%	8,782	8,782	8,689
Loan ID 3073	4/15/2019	17.90%	14,201	14,201	14,078
Loan ID 3074	4/15/2017	20.30%	8,886	8,886	8,564
Loan ID 3075	4/15/2019	16.05%	9,440	9,440	9,358
Loan ID 3076	4/15/2019	14.85%	14,134	14,134	14,088
Loan ID 3077	4/15/2017	23.44%	3,599	3,599	3,468
Loan ID 3078	4/15/2019	13.85%	10,348	10,348	10,314
Loan ID 3079	4/15/2019	19.20%	10,909	10,909	10,814
Loan ID 3080	4/15/2017	18.25%	3,567	3,567	3,481
Loan ID 3081	4/15/2019	16.75%	17,011	17,011	16,863
Loan ID 3083	4/15/2017	15.35%	3,549	3,549	3,463
Loan ID 3085	4/15/2017	8.74%	14,899	14,899	14,742
Loan ID 3086	4/15/2017	9.80%	24,151	24,151	23,896
Loan ID 3087	4/15/2019	14.85%	9,423	9,423	9,392
Loan ID 3088	4/15/2017	16.05%	13,326	13,326	13,003

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3089	4/15/2019	13.85%	23,518	23,518	23,442
Loan ID 3090	4/15/2017	17.45%	8,906	8,906	8,690
Loan ID 3091	4/15/2017	11.59%	13,218	13,218	13,078
Loan ID 3092	4/15/2017	22.54%	8,983	8,983	8,658
Loan ID 3093	4/15/2017	12.24%	3,088	3,088	3,036
Loan ID 3094	4/15/2017	9.80%	3,952	3,952	3,910
Loan ID 3095	4/15/2017	14.15%	10,624	10,624	10,446
Loan ID 3096	4/15/2017	17.90%	1,783	1,783	1,739
Loan ID 3097	4/15/2017	14.85%	8,865	8,865	8,716
Loan ID 3098	4/15/2017	12.24%	2,647	2,647	2,602
Loan ID 3099	4/15/2017	11.59%	11,896	11,896	11,770
Loan ID 3100	4/15/2017	28.00%	7,249	7,249	7,010
Loan ID 3101	4/15/2019	16.05%	14,161	14,161	14,038
Loan ID 3102	4/15/2017	19.60%	3,576	3,576	3,446
Loan ID 3103	4/15/2019	23.44%	9,542	9,542	9,432
Loan ID 3104	4/15/2019	21.85%	8,570	8,570	8,470
Loan ID 3105	4/15/2017	16.75%	4,892	4,892	4,774
Loan ID 3106	4/15/2017	18.55%	3,123	3,123	3,047
Loan ID 3107	4/16/2019	14.50%	23,543	23,543	23,466
Loan ID 3109	4/16/2019	16.05%	14,161	14,161	14,038
Loan ID 3110	4/16/2017	17.15%	13,352	13,352	13,029
Loan ID 3111	4/16/2017	11.99%	8,377	8,377	8,289
Loan ID 3112	4/16/2017	16.35%	13,333	13,333	13,010
Loan ID 3113	4/16/2017	9.80%	1,756	1,756	1,738
Loan ID 3114	4/16/2017	15.35%	7,985	7,985	7,792
Loan ID 3115	4/16/2019	12.24%	32,837	32,837	32,730
Loan ID 3116	4/16/2017	16.75%	8,183	8,183	7,985
Loan ID 3117	4/16/2019	14.85%	23,556	23,556	23,480
Loan ID 3118	4/16/2017	28.00%	9,062	9,062	8,763
Loan ID 3119	4/16/2017	13.05%	17,671	17,671	17,375
Loan ID 3120	4/16/2019	15.35%	14,145	14,145	14,022
Loan ID 3121	4/16/2019	16.05%	14,161	14,161	14,038
Loan ID 3122	4/16/2017	11.19%	14,969	14,969	14,811
Loan ID 3123	4/16/2019	14.15%	18	18	17
Loan ID 3124	4/16/2019	11.59%	18,743	18,743	18,668
Loan ID 3125	4/16/2017	13.50%	10,407	10,407	10,232
Loan ID 3126	4/16/2017	13.50%	13,264	13,264	13,042
Loan ID 3127	4/16/2019	12.64%	32,859	32,859	32,752
Loan ID 3128	4/16/2019	14.85%	5,654	5,654	5,635
Loan ID 3129	4/16/2019	22.54%	5,718	5,718	5,652
Loan ID 3130	4/16/2017	12.24%	11,910	11,910	11,711
Loan ID 3131	4/16/2017	28.00%	3,625	3,625	3,505
Loan ID 3132	4/16/2019	13.50%	6,111	6,111	6,091
Loan ID 3133	4/16/2019	16.75%	14,176	14,176	14,053
Loan ID 3134	4/16/2017	22.54%	8,983	8,983	8,658
Loan ID 3135	4/16/2019	16.05%	9,433	9,433	9,351
Loan ID 3136	4/16/2019	19.20%	9,486	9,486	9,403
Loan ID 3137	4/16/2017	25.74%	3,612	3,612	3,493
Loan ID 3138	4/16/2017	18.55%	6,688	6,688	6,526
Loan ID 3139	4/16/2019	19.60%	14,292	14,292	14,126
Loan ID 3140	4/16/2017	11.19%	13,237	13,237	13,097
Loan ID 3141	4/16/2019	25.74%	3,828	3,828	3,794
Loan ID 3142	4/16/2019	12.24%	14,073	14,073	14,027
Loan ID 3143	4/16/2019	12.64%	32,859	32,859	32,752
Loan ID 3144	4/16/2019	17.45%	10,880	10,880	10,785
Loan ID 3146	4/16/2017	9.20%	17,544	17,544	17,359
Loan ID 3147	4/16/2017	15.35%	8,873	8,873	8,658
Loan ID 3148	4/16/2019	17.90%	9,467	9,467	9,385
Loan ID 3149	4/16/2019	12.24%	12,197	12,197	12,157
Loan ID 3150	4/16/2017	17.15%	13,352	13,352	13,029

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3151	4/16/2017	15.35%	7,985	7,985	7,792
Loan ID 3152	4/16/2019	16.05%	14,074	14,074	13,951
Loan ID 3153	4/16/2017	28.00%	6,343	6,343	6,134
Loan ID 3154	4/16/2017	15.35%	8,873	8,873	8,658
Loan ID 3155	4/16/2017	12.24%	8,822	8,822	8,674
Loan ID 3156	4/16/2017	12.24%	1,764	1,764	1,735
Loan ID 3157	4/16/2017	14.15%	8,853	8,853	8,705
Loan ID 3158	4/16/2019	13.50%	31,918	31,918	31,814
Loan ID 3159	4/16/2019	17.90%	18,935	18,935	18,770
Loan ID 3160	4/16/2017	18.25%	13,377	13,377	13,054
Loan ID 3161	4/16/2017	9.80%	11,417	11,417	11,296
Loan ID 3162	4/16/2017	11.19%	11,447	11,447	11,326
Loan ID 3163	4/16/2019	24.24%	9,553	9,553	9,467
Loan ID 3164	4/16/2017	17.90%	13,369	13,369	13,046
Loan ID 3165	4/16/2017	8.74%	5,259	5,259	5,203
Loan ID 3166	4/16/2017	9.80%	13,173	13,173	13,034
Loan ID 3167	4/16/2017	13.85%	22,122	22,122	21,751
Loan ID 3168	4/16/2017	18.55%	8,923	8,923	8,707
Loan ID 3169	4/16/2019	21.85%	9,522	9,522	9,411
Loan ID 3170	4/16/2017	12.64%	30,902	30,902	30,383
Loan ID 3171	4/16/2019	17.15%	9,457	9,457	9,374
Loan ID 3172	4/16/2017	24.24%	9,008	9,008	8,711
Loan ID 3173	4/16/2017	13.85%	22,122	22,122	21,751
Loan ID 3175	4/16/2017	15.35%	1,775	1,775	1,732
Loan ID 3176	4/16/2017	25.74%	9,030	9,030	8,732
Loan ID 3177	4/16/2017	13.50%	4,421	4,421	4,347
Loan ID 3178	4/16/2017	19.20%	8,933	8,933	8,717
Loan ID 3179	4/16/2017	19.20%	6,253	6,253	6,102
Loan ID 3180	4/16/2017	11.99%	22,046	22,046	21,813
Loan ID 3181	4/16/2019	11.59%	14,002	14,002	13,946
Loan ID 3182	4/16/2017	14.85%	3,546	3,546	3,486
Loan ID 3183	4/16/2019	16.05%	23,601	23,601	23,396
Loan ID 3184	4/16/2017	13.85%	17,697	17,697	17,400
Loan ID 3185	4/16/2019	13.85%	14,111	14,111	14,065
Loan ID 3186	4/16/2019	20.30%	8,551	8,551	8,451
Loan ID 3187	4/16/2017	16.75%	17,790	17,790	17,359
Loan ID 3188	4/16/2019	17.15%	13,910	13,910	13,789
Loan ID 3189	4/16/2017	18.55%	4,446	4,446	4,338
Loan ID 3190	4/16/2017	9.80%	15,808	15,808	15,641
Loan ID 3191	4/16/2017	28.00%	3,625	3,625	3,505
Loan ID 3192	4/16/2017	12.64%	22,073	22,073	21,702
Loan ID 3193	4/16/2017	13.05%	13,254	13,254	13,031
Loan ID 3194	4/16/2019	17.45%	23,652	23,652	23,447
Loan ID 3195	4/17/2017	23.44%	8,834	8,834	8,514
Loan ID 3196	4/17/2019	23.44%	9,542	9,542	9,432
Loan ID 3197	4/17/2017	11.59%	13,218	13,218	13,078
Loan ID 3198	4/17/2019	18.25%	20,839	20,839	20,658
Loan ID 3199	4/17/2017	11.19%	8,805	8,805	8,712
Loan ID 3200	4/17/2019	14.50%	23,543	23,543	23,466
Loan ID 3201	4/17/2017	23.44%	7,647	7,647	7,370
Loan ID 3202	4/17/2017	15.35%	8,873	8,873	8,658
Loan ID 3203	4/17/2017	20.30%	8,950	8,950	8,625
Loan ID 3204	4/17/2019	13.85%	7,526	7,526	7,501
Loan ID 3205	4/17/2019	17.90%	7,574	7,574	7,508
Loan ID 3206	4/17/2017	10.89%	13,200	13,200	13,061
Loan ID 3207	4/17/2019	18.25%	14,209	14,209	14,085
Loan ID 3208	4/17/2019	22.54%	14,427	14,427	14,259
Loan ID 3209	4/17/2017	15.70%	22,212	22,212	21,675
Loan ID 3210	4/17/2017	26.44%	3,616	3,616	3,497
Loan ID 3211	4/17/2019	22.54%	9,531	9,531	9,420

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3212	4/17/2019	17.15%	11,348	11,348	11,249
Loan ID 3213	4/17/2017	13.50%	8,435	8,435	8,294
Loan ID 3214	4/17/2019	12.24%	32,837	32,837	32,730
Loan ID 3216	4/17/2017	28.00%	9,062	9,062	8,763
Loan ID 3217	4/17/2017	12.64%	13,244	13,244	13,021
Loan ID 3218	4/17/2017	19.20%	13,399	13,399	13,075
Loan ID 3219	4/17/2019	15.35%	4,715	4,715	4,674
Loan ID 3220	4/17/2019	18.90%	23,704	23,704	23,498
Loan ID 3221	4/17/2017	16.35%	1,867	1,867	1,821
Loan ID 3222	4/17/2017	16.05%	21,208	21,208	20,695
Loan ID 3223	4/17/2019	17.45%	23,649	23,649	23,443
Loan ID 3224	4/17/2019	26.44%	8,622	8,622	8,544
Loan ID 3225	4/17/2017	11.99%	10,141	10,141	10,034
Loan ID 3226	4/17/2019	16.35%	9,445	9,445	9,363
Loan ID 3227	4/17/2017	15.70%	22,196	22,196	21,659
Loan ID 3228	4/17/2019	19.20%	9,486	9,486	9,403
Loan ID 3229	4/17/2019	13.05%	32,882	32,882	32,775
Loan ID 3230	4/17/2017	16.05%	14,054	14,054	13,714
Loan ID 3231	4/17/2017	10.89%	5,720	5,720	5,660
Loan ID 3232	4/17/2017	9.80%	13,173	13,173	13,034
Loan ID 3233	4/17/2017	9.20%	13,158	13,158	13,019
Loan ID 3234	4/17/2017	18.55%	18,738	18,738	18,284
Loan ID 3235	4/17/2019	17.45%	18,922	18,922	18,757
Loan ID 3236	4/17/2017	15.35%	6,211	6,211	6,061
Loan ID 3237	4/17/2017	14.15%	7,081	7,081	6,962
Loan ID 3238	4/17/2017	16.05%	10,438	10,438	10,186
Loan ID 3239	4/17/2017	19.20%	8,933	8,933	8,717
Loan ID 3240	4/17/2017	16.35%	3,413	3,413	3,330
Loan ID 3241	4/17/2017	11.99%	17,637	17,637	17,450
Loan ID 3242	4/17/2019	14.15%	18,824	18,824	18,762
Loan ID 3243	4/17/2017	16.35%	13,333	13,333	13,010
Loan ID 3244	4/17/2019	16.05%	8,496	8,496	8,423
Loan ID 3246	4/17/2017	24.24%	4,659	4,659	4,505
Loan ID 3247	4/17/2019	13.85%	7,338	7,338	7,314
Loan ID 3248	4/17/2019	14.85%	23,538	23,538	23,461
Loan ID 3249	4/17/2019	10.89%	18,225	18,225	18,151
Loan ID 3250	4/17/2017	18.55%	12,492	12,492	12,190
Loan ID 3251	4/17/2017	12.64%	22,073	22,073	21,702
Loan ID 3252	4/17/2019	26.44%	9,580	9,580	9,494
Loan ID 3253	4/17/2019	15.35%	14,145	14,145	14,022
Loan ID 3254	4/17/2017	18.55%	3,123	3,123	3,047
Loan ID 3255	4/17/2017	13.50%	11,480	11,480	11,287
Loan ID 3256	4/17/2017	10.89%	22,001	22,001	21,768
Loan ID 3257	4/17/2017	17.15%	8,901	8,901	8,686
Loan ID 3258	4/17/2017	16.35%	22,221	22,221	21,684
Loan ID 3259	4/17/2019	25.04%	2,869	2,869	2,843
Loan ID 3261	4/17/2017	19.60%	11,121	11,121	10,718
Loan ID 3262	4/17/2019	19.20%	9,486	9,486	9,403
Loan ID 3263	4/17/2019	16.05%	23,601	23,601	23,396
Loan ID 3264	4/17/2019	18.25%	13,072	13,072	12,958
Loan ID 3265	4/17/2017	11.59%	11,279	11,279	11,160
Loan ID 3266	4/17/2017	12.24%	8,822	8,822	8,674
Loan ID 3267	4/17/2017	10.29%	7,472	7,472	7,393
Loan ID 3268	4/17/2017	14.15%	17,707	17,707	17,410
Loan ID 3270	4/17/2017	17.45%	19,593	19,593	19,119
Loan ID 3271	4/17/2017	17.90%	8,913	8,913	8,697
Loan ID 3272	4/17/2019	20.30%	3,800	3,800	3,756
Loan ID 3273	4/17/2019	14.50%	2,825	2,825	2,816
Loan ID 3275	4/17/2017	28.00%	6,343	6,343	6,134
Loan ID 3277	4/17/2017	11.99%	8,818	8,818	8,725

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3278	4/17/2017	13.05%	13,253	13,253	13,030
Loan ID 3279	4/17/2019	19.20%	14,229	14,229	14,105
Loan ID 3280	4/17/2017	13.50%	30,953	30,953	30,434
Loan ID 3281	4/17/2017	11.19%	24,655	24,655	24,394
Loan ID 3282	4/17/2019	14.15%	14,118	14,118	14,072
Loan ID 3283	4/17/2017	16.35%	8,888	8,888	8,673
Loan ID 3284	4/17/2019	14.15%	14,118	14,118	14,072
Loan ID 3285	4/17/2019	13.05%	30,533	30,533	30,434
Loan ID 3286	4/17/2017	14.50%	19,333	19,333	19,009
Loan ID 3287	4/17/2017	18.55%	5,800	5,800	5,659
Loan ID 3288	4/17/2017	22.54%	2,695	2,695	2,597
Loan ID 3289	4/17/2017	14.15%	13,280	13,280	13,057
Loan ID 3290	4/17/2017	8.74%	6,135	6,135	6,070
Loan ID 3291	4/17/2017	11.99%	16,931	16,931	16,752
Loan ID 3292	4/17/2019	21.00%	14,266	14,266	14,100
Loan ID 3293	4/17/2017	12.24%	8,822	8,822	8,674
Loan ID 3294	4/17/2017	10.29%	12,306	12,306	12,176
Loan ID 3295	4/17/2017	14.15%	3,551	3,551	3,492
Loan ID 3296	4/17/2017	28.00%	3,625	3,625	3,505
Loan ID 3298	4/17/2017	19.60%	11,174	11,174	10,769
Loan ID 3299	4/17/2017	12.24%	4,608	4,608	4,531
Loan ID 3300	4/17/2017	13.85%	15,928	15,928	15,660
Loan ID 3301	4/17/2017	23.44%	1,799	1,799	1,734
Loan ID 3302	4/17/2019	18.55%	14,215	14,215	14,091
Loan ID 3303	4/17/2019	21.00%	4,945	4,945	4,888
Loan ID 3304	4/17/2017	13.05%	13,254	13,254	13,031
Loan ID 3305	4/18/2017	15.70%	8,434	8,434	8,230
Loan ID 3306	4/18/2017	28.00%	3,625	3,625	3,505
Loan ID 3307	4/18/2017	14.15%	2,656	2,656	2,611
Loan ID 3308	4/18/2017	15.35%	(7,704)	(7,704)	(7,518)
Loan ID 3309	4/18/2017	9.20%	8,114	8,114	8,028
Loan ID 3310	4/18/2017	17.15%	3,560	3,560	3,474
Loan ID 3311	4/18/2017	11.59%	7,049	7,049	6,975
Loan ID 3312	4/18/2017	13.50%	17,686	17,686	17,389
Loan ID 3313	4/18/2017	14.85%	17,729	17,729	17,432
Loan ID 3314	4/18/2017	9.20%	12,281	12,281	12,151
Loan ID 3315	4/18/2019	19.60%	13,288	13,288	13,133
Loan ID 3316	4/18/2019	22.54%	8,578	8,578	8,478
Loan ID 3317	4/18/2017	25.04%	3,608	3,608	3,489
Loan ID 3318	4/18/2019	16.75%	11,552	11,552	11,451
Loan ID 3319	4/18/2019	11.59%	18,743	18,743	18,668
Loan ID 3320	4/18/2017	13.05%	8,836	8,836	8,687
Loan ID 3321	4/18/2017	28.00%	3,625	3,625	3,505
Loan ID 3322	4/18/2019	11.19%	12,175	12,175	12,126
Loan ID 3323	4/18/2019	15.35%	14,145	14,145	14,022
Loan ID 3324	4/18/2017	11.99%	12,787	12,787	12,652
Loan ID 3325	4/18/2017	11.19%	5,819	5,819	5,757
Loan ID 3326	4/18/2019	20.30%	4,750	4,750	4,695
Loan ID 3327	4/18/2019	15.35%	23,575	23,575	23,370
Loan ID 3328	4/18/2019	13.85%	5,644	5,644	5,626
Loan ID 3329	4/18/2019	11.59%	8,435	8,435	8,401
Loan ID 3330	4/18/2017	16.05%	13,326	13,326	13,003
Loan ID 3331	4/18/2017	14.50%	31,007	31,007	30,487
Loan ID 3332	4/18/2017	10.89%	8,800	8,800	8,707
Loan ID 3333	4/18/2017	9.80%	30,737	30,737	30,413
Loan ID 3334	4/18/2017	19.60%	5,753	5,753	5,545
Loan ID 3335	4/18/2019	13.85%	23,518	23,518	23,442
Loan ID 3336	4/18/2017	14.50%	8,859	8,859	8,710
Loan ID 3337	4/18/2019	13.85%	12,229	12,229	12,190
Loan ID 3338	4/18/2017	12.64%	3,090	3,090	3,038

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3339	4/18/2019	20.30%	9,501	9,501	9,391
Loan ID 3340	4/18/2017	8.74%	5,259	5,259	5,203
Loan ID 3341	4/18/2019	15.35%	6,229	6,229	6,175
Loan ID 3342	4/18/2017	17.90%	7,576	7,576	7,393
Loan ID 3343	4/18/2019	17.45%	4,730	4,730	4,689
Loan ID 3344	4/18/2017	15.70%	3,551	3,551	3,465
Loan ID 3345	4/18/2019	13.50%	14,103	14,103	14,057
Loan ID 3346	4/18/2017	13.50%	4,421	4,421	4,347
Loan ID 3347	4/18/2017	22.54%	8,983	8,983	8,658
Loan ID 3348	4/18/2019	11.19%	16,389	16,389	16,323
Loan ID 3349	4/18/2017	20.30%	1,790	1,790	1,725
Loan ID 3350	4/18/2017	17.45%	3,562	3,562	3,476
Loan ID 3351	4/18/2019	18.90%	9,007	9,007	8,929
Loan ID 3352	4/18/2017	11.59%	30,841	30,841	30,515
Loan ID 3353	4/18/2019	15.35%	12,259	12,259	12,152
Loan ID 3354	4/18/2017	9.20%	26,316	26,316	26,038
Loan ID 3355	4/18/2019	17.90%	17,041	17,041	16,893
Loan ID 3356	4/18/2017	27.24%	9,144	9,144	8,843
Loan ID 3357	4/18/2019	18.90%	14,222	14,222	14,099
Loan ID 3358	4/18/2019	14.15%	23,530	23,530	23,453
Loan ID 3359	4/18/2017	23.44%	6,747	6,747	6,503
Loan ID 3360	4/18/2017	15.70%	3,551	3,551	3,465
Loan ID 3361	4/18/2017	18.55%	8,923	8,923	8,707
Loan ID 3362	4/18/2017	28.00%	3,623	3,623	3,504
Loan ID 3363	4/18/2019	19.60%	7,118	7,118	7,036
Loan ID 3364	4/18/2019	18.25%	14,209	14,209	14,085
Loan ID 3365	4/18/2019	10.89%	15,913	15,913	15,849
Loan ID 3366	4/18/2017	17.90%	8,021	8,021	7,827
Loan ID 3367	4/18/2017	18.55%	8,923	8,923	8,707
Loan ID 3368	4/18/2017	10.89%	22,000	22,000	21,768
Loan ID 3369	4/18/2019	22.54%	14,296	14,296	14,130
Loan ID 3370	4/18/2019	26.44%	3,832	3,832	3,797
Loan ID 3371	4/18/2019	12.24%	18,764	18,764	18,703
Loan ID 3372	4/18/2017	9.80%	8,782	8,782	8,689
Loan ID 3373	4/18/2017	11.99%	13,245	13,245	13,105
Loan ID 3374	4/18/2019	15.35%	9,363	9,363	9,282
Loan ID 3375	4/18/2019	15.35%	9,430	9,430	9,348
Loan ID 3376	4/18/2017	11.59%	13,218	13,218	13,078
Loan ID 3377	4/18/2017	9.80%	13,173	13,173	13,034
Loan ID 3378	4/18/2017	9.20%	14,271	14,271	14,120
Loan ID 3379	4/18/2017	11.99%	11,111	11,111	10,994
Loan ID 3380	4/18/2019	13.85%	6,585	6,585	6,564
Loan ID 3381	4/18/2017	11.19%	17,610	17,610	17,424
Loan ID 3382	4/18/2017	12.64%	9,270	9,270	9,115
Loan ID 3383	4/18/2017	19.20%	13,399	13,399	13,075
Loan ID 3384	4/18/2019	10.89%	18,721	18,721	18,645
Loan ID 3385	4/18/2017	14.85%	7,092	7,092	6,973
Loan ID 3386	4/18/2017	14.15%	7,525	7,525	7,399
Loan ID 3387	4/18/2019	25.74%	8,818	8,818	8,739
Loan ID 3388	4/18/2019	13.85%	14,111	14,111	14,065
Loan ID 3389	4/18/2019	13.85%	7,293	7,293	7,269
Loan ID 3390	4/18/2019	18.90%	8,533	8,533	8,459
Loan ID 3391	4/18/2019	14.15%	18,824	18,824	18,762
Loan ID 3392	4/18/2017	21.85%	8,973	8,973	8,648
Loan ID 3393	4/18/2019	18.90%	11,378	11,378	11,279
Loan ID 3394	4/18/2017	21.00%	8,960	8,960	8,636
Loan ID 3395	4/18/2017	13.50%	8,843	8,843	8,695
Loan ID 3397	4/18/2017	11.99%	8,785	8,785	8,692
Loan ID 3398	4/18/2019	11.59%	18,743	18,743	18,668
Loan ID 3399	4/18/2017	8.74%	10,517	10,517	10,406

Loan ID	Loan ID	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3400	4/18/2019	18.55%	2,127	2,127	2,108
Loan ID 3401	4/18/2019	14.85%	14,134	14,134	14,088
Loan ID 3402	4/18/2017	11.19%	17,610	17,610	17,424
Loan ID 3403	4/18/2017	11.59%	8,812	8,812	8,719
Loan ID 3404	4/18/2019	12.64%	23,471	23,471	23,395
Loan ID 3405	4/18/2017	23.44%	3,599	3,599	3,468
Loan ID 3406	4/18/2019	21.85%	1,904	1,904	1,882
Loan ID 3407	4/18/2017	12.24%	9,705	9,705	9,542
Loan ID 3408	4/18/2019	14.85%	18,790	18,790	18,729
Loan ID 3409	4/18/2019	15.70%	23,605	23,605	23,400
Loan ID 3410	4/18/2019	13.85%	14,111	14,111	14,065
Loan ID 3411	4/18/2017	13.05%	9,719	9,719	9,556
Loan ID 3412	4/18/2017	11.19%	17,610	17,610	17,424
Loan ID 3413	4/18/2017	10.89%	9,680	9,680	9,578
Loan ID 3414	4/18/2017	20.30%	8,967	8,967	8,643
Loan ID 3415	4/21/2019	11.99%	14,067	14,067	14,010
Loan ID 3416	4/21/2019	20.30%	8,551	8,551	8,452
Loan ID 3417	4/21/2019	14.15%	9,412	9,412	9,381
Loan ID 3418	4/21/2017	14.15%	16,423	16,423	16,148
Loan ID 3419	4/21/2019	23.44%	9,542	9,542	9,432
Loan ID 3420	4/21/2019	21.85%	8,570	8,570	8,470
Loan ID 3421	4/21/2019	13.50%	23,505	23,505	23,428
Loan ID 3422	4/21/2017	17.15%	11,571	11,571	11,291
Loan ID 3423	4/21/2017	18.55%	8,923	8,923	8,707
Loan ID 3424	4/21/2017	27.24%	4,526	4,526	4,376
Loan ID 3425	4/21/2017	11.59%	13,218	13,218	13,078
Loan ID 3426	4/21/2017	23.44%	8,996	8,996	8,671
Loan ID 3427	4/21/2017	14.15%	3,541	3,541	3,482
Loan ID 3428	4/21/2019	15.35%	23,575	23,575	23,370
Loan ID 3429	4/21/2017	14.15%	5,312	5,312	5,223
Loan ID 3430	4/21/2019	24.24%	6,687	6,687	6,627
Loan ID 3431	4/21/2019	15.70%	23,874	23,874	23,666
Loan ID 3432	4/21/2017	14.15%	8,853	8,853	8,705
Loan ID 3433	4/21/2017	11.59%	5,280	5,280	5,224
Loan ID 3434	4/21/2019	17.15%	3,783	3,783	3,750
Loan ID 3435	4/21/2019	17.15%	5,201	5,201	5,156
Loan ID 3436	4/21/2017	11.59%	8,812	8,812	8,719
Loan ID 3437	4/21/2017	17.45%	8,906	8,906	8,690
Loan ID 3438	4/21/2017	13.50%	15,033	15,033	14,781
Loan ID 3439	4/21/2019	14.15%	14,118	14,118	14,072
Loan ID 3440	4/21/2017	18.55%	8,923	8,923	8,707
Loan ID 3441	4/21/2017	23.44%	3,599	3,599	3,468
Loan ID 3442	4/21/2019	9.80%	18,685	18,685	18,610
Loan ID 3443	4/21/2017	18.55%	19,184	19,184	18,720
Loan ID 3444	4/21/2017	14.15%	4,427	4,427	4,352
Loan ID 3445	4/21/2019	13.85%	29,053	29,053	28,958
Loan ID 3446	4/21/2019	10.89%	4,679	4,679	4,660
Loan ID 3447	4/21/2017	10.29%	4,395	4,395	4,349
Loan ID 3448	4/21/2017	15.35%	1,775	1,775	1,732
Loan ID 3449	4/21/2019	14.50%	9,417	9,417	9,387
Loan ID 3450	4/21/2017	13.05%	9,719	9,719	9,556
Loan ID 3451	4/21/2019	12.64%	12,205	12,205	12,165
Loan ID 3452	4/21/2017	25.04%	3,630	3,630	3,510
Loan ID 3453	4/21/2019	18.25%	14,209	14,209	14,085
Loan ID 3455	4/21/2017	13.85%	16,816	16,816	16,534
Loan ID 3456	4/21/2019	19.20%	9,486	9,486	9,403
Loan ID 3457	4/21/2017	25.74%	2,348	2,348	2,270
Loan ID 3458	4/21/2019	15.70%	14,153	14,153	14,030
Loan ID 3459	4/21/2017	30.09%	3,636	3,636	3,501
Loan ID 3461	4/21/2019	14.15%	23,530	23,530	23,453

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3463	4/21/2017	16.35%	14,113	14,113	13,772
Loan ID 3464	4/21/2019	17.90%	14,201	14,201	14,078
Loan ID 3465	4/21/2017	17.15%	8,901	8,901	8,686
Loan ID 3466	4/21/2017	13.05%	4,418	4,418	4,344
Loan ID 3467	4/21/2017	17.90%	13,369	13,369	13,046
Loan ID 3468	4/21/2017	9.80%	6,776	6,776	6,705
Loan ID 3469	4/21/2019	11.99%	9,378	9,378	9,340
Loan ID 3470	4/21/2019	18.90%	13,748	13,748	13,629
Loan ID 3471	4/21/2019	19.20%	12,331	12,331	12,224
Loan ID 3472	4/21/2019	17.15%	9,457	9,457	9,374
Loan ID 3473	4/21/2019	25.74%	3,828	3,828	3,794
Loan ID 3474	4/21/2017	11.99%	8,818	8,818	8,725
Loan ID 3475	4/21/2017	19.60%	5,810	5,810	5,600
Loan ID 3476	4/21/2019	17.90%	5,680	5,680	5,631
Loan ID 3478	4/21/2019	11.19%	18,731	18,731	18,655
Loan ID 3479	4/21/2017	25.74%	9,030	9,030	8,732
Loan ID 3480	4/21/2017	20.30%	8,979	8,979	8,654
Loan ID 3481	4/21/2019	21.00%	12,363	12,363	12,220
Loan ID 3482	4/21/2017	10.89%	8,800	8,800	8,707
Loan ID 3483	4/21/2019	18.55%	24,006	24,006	23,797
Loan ID 3484	4/21/2017	21.00%	4,479	4,479	4,317
Loan ID 3485	4/21/2017	22.54%	3,539	3,539	3,410
Loan ID 3486	4/21/2017	11.59%	6,609	6,609	6,539
Loan ID 3487	4/21/2019	17.15%	14,185	14,185	14,062
Loan ID 3488	4/21/2017	11.99%	5,291	5,291	5,235
Loan ID 3489	4/21/2017	13.50%	17,686	17,686	17,389
Loan ID 3490	4/21/2017	12.24%	8,822	8,822	8,674
Loan ID 3491	4/21/2017	11.99%	22,046	22,046	21,813
Loan ID 3492	4/21/2017	16.35%	7,555	7,555	7,372
Loan ID 3493	4/21/2017	28.00%	3,625	3,625	3,505
Loan ID 3494	4/21/2017	18.90%	13,392	13,392	13,068
Loan ID 3495	4/21/2019	12.64%	9,388	9,388	9,358
Loan ID 3496	4/21/2017	21.00%	2,688	2,688	2,591
Loan ID 3497	4/21/2017	12.24%	11,749	11,749	11,552
Loan ID 3498	4/21/2017	12.64%	13,244	13,244	13,021
Loan ID 3499	4/21/2019	22.54%	9,626	9,626	9,514
Loan ID 3500	4/21/2017	14.15%	8,853	8,853	8,705
Loan ID 3501	4/21/2019	16.05%	12,037	12,037	11,932
Loan ID 3502	4/21/2019	21.00%	8,912	8,912	8,809
Loan ID 3503	4/21/2017	9.80%	3,513	3,513	3,476
Loan ID 3504	4/21/2017	18.25%	17,836	17,836	17,405
Loan ID 3505	4/21/2019	17.15%	23,641	23,641	23,436
Loan ID 3506	4/21/2017	11.99%	13,228	13,228	13,088
Loan ID 3507	4/21/2017	19.20%	13,399	13,399	13,075
Loan ID 3509	4/21/2017	11.99%	24,251	24,251	23,994
Loan ID 3510	4/21/2017	12.24%	8,822	8,822	8,674
Loan ID 3511	4/22/2019	15.35%	6,601	6,601	6,544
Loan ID 3512	4/22/2019	13.05%	19,165	19,165	19,103
Loan ID 3513	4/22/2017	13.85%	15,043	15,043	14,790
Loan ID 3514	4/22/2017	9.80%	2,459	2,459	2,433
Loan ID 3515	4/22/2017	16.35%	13,900	13,900	13,564
Loan ID 3516	4/22/2017	27.24%	9,051	9,051	8,753
Loan ID 3517	4/22/2017	11.59%	8,812	8,812	8,719
Loan ID 3518	4/22/2017	8.74%	7,888	7,888	7,805
Loan ID 3519	4/22/2019	13.05%	23,487	23,487	23,411
Loan ID 3520	4/22/2017	14.15%	8,853	8,853	8,705
Loan ID 3521	4/22/2019	18.90%	14,222	14,222	14,099
Loan ID 3522	4/22/2017	9.80%	18,057	18,057	17,867
Loan ID 3523	4/22/2017	8.74%	8,764	8,764	8,672
Loan ID 3524	4/22/2017	9.80%	13,173	13,173	13,034

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3525	4/22/2017	18.25%	13,377	13,377	13,054
Loan ID 3526	4/22/2017	26.44%	3,616	3,616	3,497
Loan ID 3527	4/22/2017	16.35%	3,378	3,378	3,296
Loan ID 3528	4/22/2019	18.25%	7,578	7,578	7,512
Loan ID 3529	4/22/2017	20.30%	7,160	7,160	6,900
Loan ID 3530	4/22/2017	14.15%	3,541	3,541	3,482
Loan ID 3532	4/22/2019	14.50%	32,960	32,960	32,853
Loan ID 3533	4/22/2017	16.75%	8,895	8,895	8,680
Loan ID 3534	4/22/2017	11.19%	9,708	9,708	9,605
Loan ID 3535	4/22/2017	15.70%	13,317	13,317	12,995
Loan ID 3536	4/22/2019	14.85%	23,556	23,556	23,480
Loan ID 3537	4/22/2017	9.80%	13,173	13,173	13,034
Loan ID 3538	4/22/2017	13.50%	4,421	4,421	4,347
Loan ID 3539	4/22/2017	27.24%	5,431	5,431	5,252
Loan ID 3540	4/22/2017	11.19%	8,805	8,805	8,712
Loan ID 3541	4/22/2019	17.15%	14,185	14,185	14,062
Loan ID 3542	4/22/2017	23.44%	6,747	6,747	6,503
Loan ID 3543	4/22/2019	11.59%	4,686	4,686	4,667
Loan ID 3544	4/22/2019	19.20%	11,383	11,383	11,284
Loan ID 3545	4/22/2019	16.05%	14,161	14,161	14,038
Loan ID 3546	4/22/2017	17.90%	10,695	10,695	10,436
Loan ID 3547	4/22/2017	9.20%	30,702	30,702	30,378
Loan ID 3548	4/22/2017	17.45%	3,117	3,117	3,042
Loan ID 3549	4/22/2017	11.19%	9,948	9,948	9,843
Loan ID 3550	4/22/2019	18.90%	14,112	14,112	13,989
Loan ID 3551	4/22/2017	25.74%	9,030	9,030	8,732
Loan ID 3552	4/22/2017	12.24%	13,234	13,234	13,012
Loan ID 3553	4/22/2017	18.90%	8,928	8,928	8,712
Loan ID 3555	4/22/2017	9.80%	7,026	7,026	6,951
Loan ID 3556	4/22/2019	13.05%	11,274	11,274	11,237
Loan ID 3557	4/22/2019	12.64%	11,266	11,266	11,229
Loan ID 3558	4/22/2019	16.35%	18,890	18,890	18,726
Loan ID 3559	4/22/2017	13.85%	21,942	21,942	21,574
Loan ID 3560	4/22/2017	18.55%	3,514	3,514	3,429
Loan ID 3561	4/22/2017	24.24%	3,603	3,603	3,484
Loan ID 3562	4/22/2017	27.24%	5,431	5,431	5,252
Loan ID 3563	4/22/2019	16.35%	14,167	14,167	14,044
Loan ID 3564	4/22/2017	16.75%	14,232	14,232	13,887
Loan ID 3565	4/22/2017	19.20%	13,399	13,399	13,075
Loan ID 3566	4/22/2017	10.29%	17,581	17,581	17,395
Loan ID 3567	4/22/2017	13.85%	8,849	8,849	8,700
Loan ID 3568	4/22/2019	14.15%	7,059	7,059	7,036
Loan ID 3569	4/22/2017	18.55%	7,906	7,906	7,715
Loan ID 3570	4/22/2019	14.15%	12,235	12,235	12,196
Loan ID 3571	4/22/2017	28.00%	9,062	9,062	8,763
Loan ID 3572	4/22/2019	17.90%	9,894	9,894	9,808
Loan ID 3573	4/22/2019	18.90%	14,222	14,222	14,099
Loan ID 3574	4/22/2019	21.85%	9,522	9,522	9,411
Loan ID 3575	4/22/2019	21.85%	7,617	7,617	7,529
Loan ID 3576	4/22/2017	30.09%	3,636	3,636	3,501
Loan ID 3578	4/22/2017	25.74%	8,127	8,127	7,859
Loan ID 3579	4/22/2019	17.45%	13,140	13,140	13,026
Loan ID 3580	4/22/2017	11.99%	8,818	8,818	8,725
Loan ID 3581	4/22/2017	10.29%	3,516	3,516	3,479
Loan ID 3582	4/22/2019	19.20%	9,486	9,486	9,403
Loan ID 3583	4/22/2017	21.00%	8,960	8,960	8,636
Loan ID 3584	4/22/2017	23.44%	3,599	3,599	3,468
Loan ID 3585	4/22/2019	21.85%	14,283	14,283	14,117
Loan ID 3586	4/22/2017	15.35%	5,767	5,767	5,628
Loan ID 3587	4/22/2019	16.35%	14,167	14,167	14,044

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3588	4/22/2017	18.90%	17,676	17,676	17,248
Loan ID 3589	4/22/2019	17.15%	23,641	23,641	23,436
Loan ID 3590	4/22/2019	18.25%	14,209	14,209	14,085
Loan ID 3591	4/22/2017	18.55%	13,384	13,384	13,060
Loan ID 3592	4/22/2019	14.85%	23,556	23,556	23,480
Loan ID 3593	4/22/2017	27.24%	9,051	9,051	8,753
Loan ID 3594	4/22/2017	12.24%	3,529	3,529	3,470
Loan ID 3595	4/22/2017	14.85%	13,297	13,297	13,074
Loan ID 3596	4/22/2017	17.90%	7,576	7,576	7,393
Loan ID 3597	4/22/2019	18.55%	9,477	9,477	9,394
Loan ID 3598	4/22/2017	14.50%	4,430	4,430	4,355
Loan ID 3599	4/22/2017	22.54%	3,593	3,593	3,463
Loan ID 3600	4/22/2019	25.74%	9,571	9,571	9,485
Loan ID 3601	4/22/2017	17.45%	4,452	4,452	4,344
Loan ID 3602	4/22/2017	16.35%	7,971	7,971	7,778
Loan ID 3604	4/22/2019	18.25%	14,209	14,209	14,085
Loan ID 3605	4/22/2019	13.50%	30,086	30,086	29,988
Loan ID 3606	4/22/2017	14.15%	7,083	7,083	6,964
Loan ID 3607	4/22/2017	10.89%	30,801	30,801	30,475
Loan ID 3608	4/22/2017	13.05%	13,254	13,254	13,031
Loan ID 3609	4/22/2017	18.25%	317	317	309
Loan ID 3610	4/22/2017	12.24%	30,879	30,879	30,361
Loan ID 3612	4/22/2017	12.24%	6,705	6,705	6,593
Loan ID 3613	4/22/2017	8.74%	17,529	17,529	17,343
Loan ID 3614	4/22/2019	23.44%	19,085	19,085	18,863
Loan ID 3615	4/22/2017	18.25%	8,918	8,918	8,702
Loan ID 3616	4/22/2019	9.80%	14,948	14,948	14,888
Loan ID 3617	4/23/2017	10.89%	13,200	13,200	13,061
Loan ID 3619	4/23/2017	13.50%	6,455	6,455	6,347
Loan ID 3620	4/23/2017	10.89%	17,601	17,601	17,415
Loan ID 3621	4/23/2019	14.85%	23,556	23,556	23,480
Loan ID 3622	4/23/2017	13.05%	6,185	6,185	6,081
Loan ID 3623	4/23/2017	19.60%	3,576	3,576	3,446
Loan ID 3624	4/23/2017	24.24%	3,603	3,603	3,484
Loan ID 3625	4/23/2017	9.20%	8,682	8,682	8,590
Loan ID 3626	4/23/2019	16.75%	14,176	14,176	14,053
Loan ID 3627	4/23/2017	16.35%	8,888	8,888	8,673
Loan ID 3628	4/23/2017	12.64%	11,478	11,478	11,285
Loan ID 3629	4/23/2017	12.24%	13,234	13,234	13,012
Loan ID 3630	4/23/2017	13.05%	3,534	3,534	3,475
Loan ID 3631	4/23/2017	19.20%	2,680	2,680	2,615
Loan ID 3632	4/23/2019	14.85%	14,134	14,134	14,088
Loan ID 3633	4/23/2019	14.15%	3,765	3,765	3,753
Loan ID 3634	4/23/2017	11.19%	17,610	17,610	17,424
Loan ID 3635	4/23/2017	28.74%	1,786	1,786	1,719
Loan ID 3636	4/23/2019	18.90%	14,222	14,222	14,099
Loan ID 3637	4/23/2019	18.90%	12,735	12,735	12,625
Loan ID 3638	4/23/2017	13.05%	9,993	9,993	9,826
Loan ID 3639	4/23/2019	18.90%	14,222	14,222	14,099
Loan ID 3640	4/23/2017	16.75%	17,790	17,790	17,359
Loan ID 3641	4/23/2017	24.24%	3,603	3,603	3,484
Loan ID 3642	4/23/2017	12.24%	10,587	10,587	10,409
Loan ID 3643	4/23/2017	8.74%	12,270	12,270	12,140
Loan ID 3644	4/23/2017	28.00%	3,625	3,625	3,505
Loan ID 3645	4/23/2017	9.20%	30,702	30,702	30,378
Loan ID 3646	4/23/2017	18.25%	8,918	8,918	8,702
Loan ID 3647	4/23/2019	11.19%	14,048	14,048	13,991
Loan ID 3648	4/23/2019	22.54%	9,531	9,531	9,420
Loan ID 3649	4/23/2019	14.15%	32,942	32,942	32,834
Loan ID 3650	4/23/2017	8.74%	10,129	10,129	10,022

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3651	4/23/2017	12.64%	8,829	8,829	8,681
Loan ID 3652	4/23/2019	18.25%	14,209	14,209	14,085
Loan ID 3653	4/23/2017	11.19%	10,126	10,126	10,019
Loan ID 3654	4/23/2017	19.20%	4,913	4,913	4,794
Loan ID 3655	4/23/2017	10.89%	3,520	3,520	3,483
Loan ID 3656	4/23/2017	15.35%	7,985	7,985	7,792
Loan ID 3657	4/23/2019	14.15%	23,530	23,530	23,453
Loan ID 3658	4/23/2019	9.80%	14,014	14,014	13,957
Loan ID 3659	4/23/2017	10.29%	10,109	10,109	10,002
Loan ID 3660	4/23/2017	12.24%	4,411	4,411	4,337
Loan ID 3661	4/23/2017	11.59%	1,983	1,983	1,962
Loan ID 3662	4/23/2017	11.59%	13,218	13,218	13,078
Loan ID 3663	4/23/2017	9.80%	16,686	16,686	16,510
Loan ID 3664	4/23/2019	13.05%	23,487	23,487	23,411
Loan ID 3665	4/23/2017	13.85%	10,618	10,618	10,440
Loan ID 3666	4/23/2017	14.85%	22,162	22,162	21,790
Loan ID 3667	4/23/2017	13.05%	15,904	15,904	15,637
Loan ID 3668	4/23/2019	14.85%	3,769	3,769	3,757
Loan ID 3669	4/23/2019	15.35%	23,575	23,575	23,370
Loan ID 3670	4/23/2017	13.85%	13,273	13,273	13,050
Loan ID 3671	4/23/2019	15.35%	14,145	14,145	14,022
Loan ID 3672	4/23/2017	18.25%	13,394	13,394	13,070
Loan ID 3673	4/23/2017	16.35%	13,333	13,333	13,010
Loan ID 3674	4/23/2017	9.20%	15,790	15,790	15,623
Loan ID 3675	4/23/2019	9.80%	18,685	18,685	18,610
Loan ID 3676	4/23/2017	8.74%	10,955	10,955	10,840
Loan ID 3677	4/23/2017	30.09%	2,273	2,273	2,188
Loan ID 3678	4/23/2017	10.29%	2,637	2,637	2,609
Loan ID 3679	4/23/2017	13.05%	2,651	2,651	2,606
Loan ID 3680	4/23/2017	27.24%	9,051	9,051	8,753
Loan ID 3681	4/23/2017	15.70%	26,635	26,635	25,990
Loan ID 3682	4/23/2019	11.99%	23,445	23,445	23,351
Loan ID 3683	4/23/2017	26.44%	3,633	3,633	3,513
Loan ID 3684	4/23/2017	19.20%	3,573	3,573	3,487
Loan ID 3685	4/23/2017	14.15%	13,280	13,280	13,057
Loan ID 3686	4/23/2019	24.24%	1,911	1,911	1,893
Loan ID 3687	4/23/2017	19.60%	7,151	7,151	6,892
Loan ID 3688	4/23/2017	29.50%	3,633	3,633	3,498
Loan ID 3689	4/23/2019	18.90%	9,482	9,482	9,399
Loan ID 3690	4/23/2017	25.74%	9,030	9,030	8,732
Loan ID 3691	4/23/2017	9.20%	13,158	13,158	13,019
Loan ID 3692	4/23/2019	16.75%	23,627	23,627	23,421
Loan ID 3693	4/23/2017	14.50%	13,289	13,289	13,066
Loan ID 3694	4/23/2017	11.99%	8,818	8,818	8,725
Loan ID 3695	4/23/2017	30.09%	3,636	3,636	3,501
Loan ID 3696	4/23/2017	22.54%	7,942	7,942	7,655
Loan ID 3697	4/23/2017	9.20%	8,772	8,772	8,679
Loan ID 3698	4/23/2017	19.20%	8,933	8,933	8,717
Loan ID 3699	4/23/2019	15.70%	7,548	7,548	7,483
Loan ID 3700	4/23/2017	9.80%	7,904	7,904	7,820
Loan ID 3701	4/23/2019	17.45%	23,652	23,652	23,447
Loan ID 3702	4/23/2017	12.64%	7,425	7,425	7,301
Loan ID 3704	4/23/2017	11.59%	7,938	7,938	7,854
Loan ID 3705	4/23/2019	18.55%	12,320	12,320	12,212
Loan ID 3707	4/23/2017	11.19%	4,403	4,403	4,356
Loan ID 3708	4/23/2017	17.90%	1,783	1,783	1,739
Loan ID 3709	4/23/2017	25.74%	3,612	3,612	3,493
Loan ID 3710	4/23/2017	10.29%	8,784	8,784	8,691
Loan ID 3711	4/23/2017	11.19%	17,610	17,610	17,424
Loan ID 3712	4/23/2019	13.50%	32,906	32,906	32,799

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3713	4/23/2017	10.29%	2,637	2,637	2,609
Loan ID 3714	4/23/2017	21.85%	3,589	3,589	3,459
Loan ID 3715	4/23/2017	17.90%	6,685	6,685	6,523
Loan ID 3716	4/23/2019	15.70%	9,435	9,435	9,353
Loan ID 3717	4/23/2017	16.35%	13,333	13,333	13,010
Loan ID 3718	4/23/2017	10.29%	1,758	1,758	1,739
Loan ID 3719	4/23/2019	18.55%	7,532	7,532	7,467
Loan ID 3720	4/23/2017	13.05%	8,836	8,836	8,687
Loan ID 3721	4/23/2019	18.90%	11,378	11,378	11,279
Loan ID 3722	4/23/2017	24.24%	9,008	9,008	8,711
Loan ID 3723	4/23/2017	8.74%	17,529	17,529	17,343
Loan ID 3724	4/23/2017	9.20%	13,158	13,158	13,019
Loan ID 3725	4/23/2019	10.89%	7,488	7,488	7,458
Loan ID 3726	4/23/2019	16.75%	14,176	14,176	14,053
Loan ID 3727	4/23/2017	9.20%	2,456	2,456	2,430
Loan ID 3728	4/23/2019	14.50%	8,582	8,582	8,554
Loan ID 3729	4/23/2017	12.24%	22,056	22,056	21,686
Loan ID 3730	4/23/2017	15.70%	4,439	4,439	4,332
Loan ID 3731	4/23/2017	11.99%	14,109	14,109	13,960
Loan ID 3732	4/23/2017	10.89%	5,280	5,280	5,224
Loan ID 3733	4/23/2017	11.19%	3,082	3,082	3,049
Loan ID 3734	4/23/2017	17.90%	4,456	4,456	4,349
Loan ID 3735	4/23/2017	24.24%	5,405	5,405	5,227
Loan ID 3736	4/23/2019	14.50%	13,184	13,184	13,141
Loan ID 3737	4/23/2017	18.55%	3,569	3,569	3,483
Loan ID 3738	4/23/2017	14.15%	22,658	22,658	22,278
Loan ID 3739	4/23/2019	12.24%	18,764	18,764	18,703
Loan ID 3740	4/23/2017	22.54%	3,593	3,593	3,463
Loan ID 3741	4/23/2017	16.35%	8,000	8,000	7,806
Loan ID 3742	4/23/2017	19.60%	8,939	8,939	8,615
Loan ID 3743	4/23/2017	14.15%	22,134	22,134	21,762
Loan ID 3744	4/23/2019	22.54%	9,531	9,531	9,420
Loan ID 3745	4/23/2019	11.99%	18,701	18,701	18,625
Loan ID 3746	4/23/2017	10.89%	22,001	22,001	21,768
Loan ID 3747	4/23/2017	23.44%	5,398	5,398	5,202
Loan ID 3748	4/23/2019	12.64%	23,471	23,471	23,395
Loan ID 3749	4/23/2019	15.70%	23,588	23,588	23,383
Loan ID 3750	4/23/2019	13.05%	14,092	14,092	14,046
Loan ID 3751	4/23/2019	14.15%	29,177	29,177	29,082
Loan ID 3752	4/23/2017	8.74%	7,384	7,384	7,306
Loan ID 3753	4/23/2019	14.85%	14,134	14,134	14,088
Loan ID 3754	4/23/2019	22.54%	9,531	9,531	9,420
Loan ID 3755	4/23/2019	21.85%	23,804	23,804	23,528
Loan ID 3756	4/23/2019	15.70%	28,306	28,306	28,060
Loan ID 3757	4/23/2017	12.24%	4,411	4,411	4,337
Loan ID 3758	4/23/2017	27.24%	9,051	9,051	8,753
Loan ID 3759	4/23/2019	18.55%	14,215	14,215	14,091
Loan ID 3760	4/23/2017	15.70%	8,878	8,878	8,663
Loan ID 3761	4/23/2017	20.30%	7,607	7,607	7,332
Loan ID 3762	4/23/2017	14.15%	4,824	4,824	4,744
Loan ID 3763	4/23/2017	11.19%	7,044	7,044	6,970
Loan ID 3764	4/24/2019	26.44%	9,580	9,580	9,494
Loan ID 3766	4/24/2017	22.54%	3,593	3,593	3,463
Loan ID 3767	4/24/2019	12.64%	14,083	14,083	14,037
Loan ID 3768	4/24/2017	15.70%	3,995	3,995	3,899
Loan ID 3769	4/24/2019	14.50%	11,301	11,301	11,264
Loan ID 3770	4/24/2019	17.45%	4,730	4,730	4,689
Loan ID 3771	4/24/2017	13.85%	22,122	22,122	21,751
Loan ID 3772	4/24/2019	15.70%	18,871	18,871	18,706
Loan ID 3773	4/24/2017	15.35%	6,654	6,654	6,493

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3774	4/24/2017	11.99%	8,814	8,814	8,721
Loan ID 3775	4/24/2017	11.59%	14,980	14,980	14,822
Loan ID 3776	4/24/2017	14.15%	5,312	5,312	5,223
Loan ID 3777	4/24/2017	18.90%	8,928	8,928	8,712
Loan ID 3778	4/24/2017	10.89%	8,800	8,800	8,707
Loan ID 3779	4/24/2019	12.64%	28,165	28,165	28,073
Loan ID 3780	4/24/2019	27.24%	7,671	7,671	7,602
Loan ID 3781	4/24/2019	13.05%	11,274	11,274	11,237
Loan ID 3782	4/24/2019	19.20%	7,589	7,589	7,523
Loan ID 3783	4/24/2019	23.44%	6,680	6,680	6,602
Loan ID 3784	4/24/2017	16.75%	13,342	13,342	13,019
Loan ID 3785	4/24/2017	13.85%	13,273	13,273	13,050
Loan ID 3786	4/24/2017	15.35%	8,873	8,873	8,658
Loan ID 3787	4/24/2019	13.85%	11,289	11,289	11,252
Loan ID 3788	4/24/2019	20.30%	9,501	9,501	9,391
Loan ID 3789	4/24/2017	12.24%	3,122	3,122	3,070
Loan ID 3790	4/24/2017	13.85%	17,697	17,697	17,400
Loan ID 3791	4/24/2019	10.89%	14,041	14,041	13,984
Loan ID 3792	4/24/2019	14.85%	32,979	32,979	32,871
Loan ID 3793	4/24/2019	11.59%	30,530	30,530	30,407
Loan ID 3794	4/24/2019	12.24%	15,011	15,011	14,962
Loan ID 3795	4/24/2017	10.29%	8,790	8,790	8,697
Loan ID 3796	4/24/2017	10.89%	22,001	22,001	21,768
Loan ID 3797	4/24/2019	16.05%	28,321	28,321	28,075
Loan ID 3798	4/24/2017	9.80%	17,564	17,564	17,379
Loan ID 3799	4/24/2017	15.35%	5,324	5,324	5,195
Loan ID 3800	4/24/2017	10.29%	10,548	10,548	10,437
Loan ID 3801	4/24/2017	9.80%	17,564	17,564	17,379
Loan ID 3802	4/24/2017	13.50%	5,306	5,306	5,217
Loan ID 3803	4/24/2017	18.55%	4,461	4,461	4,353
Loan ID 3804	4/24/2017	22.54%	9,192	9,192	8,859
Loan ID 3805	4/24/2019	25.04%	9,084	9,084	9,003
Loan ID 3806	4/24/2017	19.20%	9,826	9,826	9,588
Loan ID 3807	4/24/2019	16.05%	14,161	14,161	14,038
Loan ID 3808	4/24/2017	17.90%	1,037	1,037	1,012
Loan ID 3809	4/24/2017	10.29%	13,185	13,185	13,046
Loan ID 3810	4/24/2019	16.75%	23,627	23,627	23,421
Loan ID 3811	4/24/2019	11.59%	13,870	13,870	13,814
Loan ID 3812	4/24/2017	13.85%	13,273	13,273	13,050
Loan ID 3813	4/24/2019	11.59%	9,372	9,372	9,334
Loan ID 3814	4/24/2017	11.99%	13,228	13,228	13,088
Loan ID 3815	4/24/2017	9.20%	4,386	4,386	4,340
Loan ID 3816	4/24/2019	11.59%	14,058	14,058	14,001
Loan ID 3817	4/24/2017	11.19%	12,808	12,808	12,673
Loan ID 3818	4/24/2017	14.85%	4,432	4,432	4,358
Loan ID 3819	4/24/2017	13.50%	8,843	8,843	8,695
Loan ID 3820	4/24/2019	26.44%	9,580	9,580	9,494
Loan ID 3821	4/24/2019	11.59%	16,401	16,401	16,334
Loan ID 3822	4/24/2017	12.24%	8,822	8,822	8,674
Loan ID 3824	4/24/2017	12.24%	4,411	4,411	4,337
Loan ID 3825	4/24/2019	16.35%	12,278	12,278	12,172
Loan ID 3826	4/24/2017	23.44%	3,599	3,599	3,468
Loan ID 3827	4/24/2019	17.45%	23,652	23,652	23,447
Loan ID 3828	4/24/2019	18.55%	14,215	14,215	14,091
Loan ID 3829	4/24/2017	11.59%	30,841	30,841	30,515
Loan ID 3830	4/24/2017	11.19%	3,786	3,786	3,746
Loan ID 3831	4/24/2017	8.74%	10,517	10,517	10,406
Loan ID 3832	4/24/2017	14.85%	13,297	13,297	13,074
Loan ID 3833	4/24/2017	14.85%	26,594	26,594	26,148
Loan ID 3834	4/24/2017	11.19%	26,432	26,432	26,153

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3835	4/24/2019	14.15%	3,294	3,294	3,283
Loan ID 3836	4/24/2017	12.24%	21,995	21,995	21,626
Loan ID 3837	4/24/2019	14.15%	5,647	5,647	5,629
Loan ID 3838	4/24/2017	14.85%	2,216	2,216	2,179
Loan ID 3839	4/24/2017	9.80%	26,346	26,346	26,068
Loan ID 3840	4/24/2019	12.64%	13,354	13,354	13,311
Loan ID 3841	4/24/2019	21.00%	16,168	16,168	15,980
Loan ID 3842	4/24/2017	14.50%	2,658	2,658	2,613
Loan ID 3843	4/24/2019	14.15%	32,942	32,942	32,834
Loan ID 3844	4/24/2017	19.20%	2,590	2,590	2,528
Loan ID 3845	4/24/2017	13.50%	6,190	6,190	6,086
Loan ID 3846	4/24/2017	11.59%	14,099	14,099	13,950
Loan ID 3847	4/24/2017	25.74%	9,030	9,030	8,732
Loan ID 3848	4/24/2019	16.75%	16,350	16,350	16,208
Loan ID 3849	4/24/2017	8.74%	8,764	8,764	8,672
Loan ID 3850	4/24/2017	26.44%	3,616	3,616	3,497
Loan ID 3851	4/24/2017	21.00%	13,440	13,440	12,953
Loan ID 3852	4/24/2017	10.29%	15,823	15,823	15,655
Loan ID 3853	4/24/2019	13.05%	3,758	3,758	3,746
Loan ID 3854	4/24/2017	26.44%	3,616	3,616	3,497
Loan ID 3855	4/24/2017	9.80%	9,534	9,534	9,433
Loan ID 3856	4/24/2019	15.70%	14,153	14,153	14,030
Loan ID 3857	4/24/2017	10.29%	15,823	15,823	15,655
Loan ID 3858	4/24/2017	19.20%	13,399	13,399	13,075
Loan ID 3859	4/24/2017	8.74%	17,528	17,528	17,343
Loan ID 3860	4/24/2017	18.25%	7,135	7,135	6,962
Loan ID 3861	4/24/2019	22.54%	23,827	23,827	23,550
Loan ID 3862	4/24/2017	18.90%	13,392	13,392	13,068
Loan ID 3863	4/24/2019	15.70%	14,153	14,153	14,030
Loan ID 3864	4/24/2019	11.99%	28,134	28,134	28,021
Loan ID 3865	4/24/2017	10.29%	21,976	21,976	21,744
Loan ID 3866	4/24/2017	22.54%	8,983	8,983	8,658
Loan ID 3867	4/24/2017	12.24%	3,529	3,529	3,470
Loan ID 3868	4/24/2017	10.89%	7,040	7,040	6,966
Loan ID 3869	4/24/2017	16.75%	22,237	22,237	21,699
Loan ID 3870	4/24/2017	13.05%	30,925	30,925	30,406
Loan ID 3871	4/24/2019	9.80%	18,684	18,684	18,609
Loan ID 3872	4/24/2019	15.70%	16,984	16,984	16,836
Loan ID 3873	4/24/2019	19.60%	9,491	9,491	9,381
Loan ID 3874	4/24/2017	11.99%	3	3	3
Loan ID 3875	4/24/2017	12.24%	11,469	11,469	11,277
Loan ID 3876	4/24/2017	15.35%	7,098	7,098	6,926
Loan ID 3877	4/24/2017	8.74%	21,911	21,911	21,679
Loan ID 3878	4/24/2019	15.70%	14,153	14,153	14,030
Loan ID 3879	4/25/2017	14.85%	4,432	4,432	4,358
Loan ID 3880	4/25/2017	11.59%	7,931	7,931	7,847
Loan ID 3881	4/25/2019	16.75%	17,011	17,011	16,863
Loan ID 3882	4/25/2017	13.05%	15,462	15,462	15,203
Loan ID 3883	4/25/2019	15.70%	14,153	14,153	14,030
Loan ID 3884	4/25/2017	14.50%	4,138	4,138	4,069
Loan ID 3885	4/25/2019	17.90%	15,148	15,148	15,016
Loan ID 3886	4/25/2019	18.90%	23,704	23,704	23,498
Loan ID 3887	4/25/2017	16.75%	17,790	17,790	17,359
Loan ID 3888	4/25/2019	17.45%	20,832	20,832	20,651
Loan ID 3889	4/25/2017	12.64%	5,438	5,438	5,346
Loan ID 3890	4/25/2017	17.90%	5,348	5,348	5,218
Loan ID 3891	4/25/2017	23.44%	8,996	8,996	8,671
Loan ID 3892	4/25/2019	11.99%	14,067	14,067	14,010
Loan ID 3893	4/25/2017	9.20%	13,158	13,158	13,019
Loan ID 3894	4/25/2017	8.74%	13,146	13,146	13,008

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3895	4/25/2019	17.90%	10,509	10,509	10,417
Loan ID 3896	4/25/2017	14.15%	7,083	7,083	6,964
Loan ID 3897	4/25/2017	14.85%	14,649	14,649	14,403
Loan ID 3898	4/25/2019	13.50%	32,906	32,906	32,799
Loan ID 3899	4/25/2019	19.20%	12,331	12,331	12,223
Loan ID 3900	4/25/2019	10.89%	18,721	18,721	18,645
Loan ID 3901	4/25/2017	10.29%	14,064	14,064	13,916
Loan ID 3902	4/25/2019	17.90%	14,201	14,201	14,078
Loan ID 3903	4/25/2019	22.54%	8,578	8,578	8,478
Loan ID 3904	4/25/2019	18.55%	23,692	23,692	23,485
Loan ID 3905	4/25/2017	11.99%	3,527	3,527	3,490
Loan ID 3906	4/25/2017	10.29%	3,956	3,956	3,914
Loan ID 3907	4/25/2019	14.85%	11,306	11,306	11,269
Loan ID 3908	4/25/2017	21.00%	22,400	22,400	21,589
Loan ID 3909	4/25/2017	23.44%	2,699	2,699	2,601
Loan ID 3910	4/25/2017	13.05%	17,671	17,671	17,375
Loan ID 3911	4/25/2019	15.70%	23,588	23,588	23,383
Loan ID 3912	4/25/2017	19.20%	6,253	6,253	6,102
Loan ID 3913	4/25/2017	27.24%	9,051	9,051	8,753
Loan ID 3914	4/25/2019	17.45%	28,383	28,383	28,136
Loan ID 3915	4/25/2019	16.05%	9,440	9,440	9,358
Loan ID 3916	4/25/2017	10.89%	17,601	17,601	17,415
Loan ID 3917	4/25/2017	17.45%	8,906	8,906	8,690
Loan ID 3918	4/25/2019	18.90%	14,222	14,222	14,099
Loan ID 3919	4/25/2019	13.50%	13,947	13,947	13,902
Loan ID 3920	4/25/2017	19.60%	22,347	22,347	21,538
Loan ID 3921	4/25/2017	8.74%	14,651	14,651	14,496
Loan ID 3922	4/25/2019	13.85%	28,222	28,222	28,130
Loan ID 3923	4/25/2019	15.70%	18,871	18,871	18,706
Loan ID 3924	4/25/2017	18.55%	8,923	8,923	8,707
Loan ID 3925	4/25/2017	11.99%	17,637	17,637	17,450
Loan ID 3926	4/25/2017	18.55%	3,569	3,569	3,483
Loan ID 3927	4/25/2019	14.85%	14,134	14,134	14,088
Loan ID 3928	4/25/2017	21.00%	8,960	8,960	8,636
Loan ID 3929	4/25/2019	14.15%	18,824	18,824	18,762
Loan ID 3930	4/25/2019	11.99%	18,756	18,756	18,681
Loan ID 3931	4/25/2019	14.15%	20,966	20,966	20,898
Loan ID 3933	4/25/2017	11.99%	13,228	13,228	13,088
Loan ID 3936	4/25/2017	11.19%	22,013	22,013	21,780
Loan ID 3937	4/25/2019	22.54%	9,531	9,531	9,420
Loan ID 3938	4/25/2017	28.00%	3,625	3,625	3,505
Loan ID 3939	4/25/2019	11.19%	18,731	18,731	18,655
Loan ID 3940	4/25/2019	23.44%	19,085	19,085	18,863
Loan ID 3941	4/25/2019	13.85%	12,700	12,700	12,658
Loan ID 3942	4/25/2019	11.19%	876	876	873
Loan ID 3943	4/25/2019	14.15%	30,118	30,118	30,020
Loan ID 3944	4/25/2017	13.05%	22,089	22,089	21,719
Loan ID 3945	4/28/2017	28.00%	1,812	1,812	1,753
Loan ID 3946	4/28/2017	22.54%	3,593	3,593	3,463
Loan ID 3947	4/28/2017	11.99%	15,873	15,873	15,705
Loan ID 3948	4/28/2017	17.90%	13,369	13,369	13,046
Loan ID 3949	4/28/2019	16.05%	14,161	14,161	14,038
Loan ID 3950	4/28/2017	13.50%	2,211	2,211	2,174
Loan ID 3951	4/28/2019	15.35%	11,316	11,316	11,218
Loan ID 3952	4/28/2017	14.50%	3,544	3,544	3,484
Loan ID 3953	4/28/2019	13.85%	14,111	14,111	14,065
Loan ID 3954	4/28/2017	14.15%	19,478	19,478	19,151
Loan ID 3955	4/28/2017	8.74%	8,764	8,764	8,672
Loan ID 3956	4/28/2017	8.74%	4,382	4,382	4,336
Loan ID 3957	4/28/2017	12.64%	21,191	21,191	20,836

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 3958	4/28/2019	9.80%	14,859	14,859	14,799
Loan ID 3959	4/28/2017	10.89%	26,638	26,638	26,357
Loan ID 3960	4/28/2017	10.89%	31,705	31,705	31,370
Loan ID 3961	4/28/2019	17.90%	7,574	7,574	7,508
Loan ID 3962	4/28/2019	26.44%	9,580	9,580	9,494
Loan ID 3963	4/28/2019	28.00%	3,839	3,839	3,805
Loan ID 3964	4/28/2019	11.99%	28,134	28,134	28,021
Loan ID 3965	4/28/2019	13.50%	9,402	9,402	9,371
Loan ID 3966	4/28/2019	20.30%	19,002	19,002	18,781
Loan ID 3967	4/28/2019	14.50%	14,126	14,126	14,080
Loan ID 3968	4/28/2017	18.55%	13,384	13,384	13,060
Loan ID 3969	4/28/2017	12.24%	30,879	30,879	30,361
Loan ID 3970	4/28/2017	24.24%	3,603	3,603	3,484
Loan ID 3971	4/28/2017	15.35%	7,098	7,098	6,926
Loan ID 3972	4/28/2019	13.85%	18,815	18,815	18,753
Loan ID 3973	4/28/2017	10.89%	26,401	26,401	26,122
Loan ID 3974	4/28/2019	21.00%	8,084	8,084	7,990
Loan ID 3975	4/28/2017	17.15%	3,560	3,560	3,474
Loan ID 3976	4/28/2019	12.24%	9,382	9,382	9,352
Loan ID 3977	4/28/2019	12.64%	23,471	23,471	23,395
Loan ID 3978	4/28/2019	13.50%	30,086	30,086	29,988
Loan ID 3979	4/28/2017	10.89%	30,801	30,801	30,475
Loan ID 3980	4/28/2017	10.89%	17,601	17,601	17,415
Loan ID 3981	4/28/2017	13.05%	11,486	11,486	11,294
Loan ID 3982	4/28/2017	25.74%	3,728	3,728	3,605
Loan ID 3983	4/28/2017	11.59%	11,455	11,455	11,334
Loan ID 3984	4/28/2017	19.20%	13,399	13,399	13,075
Loan ID 3985	4/28/2019	14.15%	18,770	18,770	18,709
Loan ID 3986	4/28/2017	8.74%	21,911	21,911	21,679
Loan ID 3987	4/28/2017	22.54%	3,677	3,677	3,544
Loan ID 3988	4/28/2019	13.85%	11,512	11,512	11,474
Loan ID 3989	4/28/2019	14.15%	14,118	14,118	14,072
Loan ID 3990	4/28/2017	13.05%	7,069	7,069	6,950
Loan ID 3991	4/28/2017	15.35%	13,288	13,288	12,967
Loan ID 3992	4/28/2017	19.20%	10,719	10,719	10,460
Loan ID 3993	4/28/2017	18.25%	8,918	8,918	8,702
Loan ID 3994	4/28/2017	8.74%	7,087	7,087	7,012
Loan ID 3995	4/28/2019	13.85%	23,518	23,518	23,442
Loan ID 3996	4/28/2017	14.85%	13,297	13,297	13,074
Loan ID 3997	4/28/2017	11.59%	17,624	17,624	17,437
Loan ID 3998	4/28/2019	11.19%	11,800	11,800	11,753
Loan ID 3999	4/28/2017	11.99%	17,637	17,637	17,450
Loan ID 4000	4/28/2017	22.54%	3,593	3,593	3,463
Loan ID 4001	4/28/2017	10.89%	28,161	28,161	27,863
Loan ID 4002	4/29/2017	9.20%	6,992	6,992	6,918
Loan ID 4003	4/29/2017	11.59%	13,214	13,214	13,074
Loan ID 4004	4/29/2017	11.19%	15,849	15,849	15,682
Loan ID 4005	4/29/2017	15.70%	8,878	8,878	8,663
Loan ID 4006	4/29/2017	10.89%	17,598	17,598	17,412
Loan ID 4007	4/29/2017	15.70%	3,549	3,549	3,463
Loan ID 4008	4/29/2019	14.15%	16,941	16,941	16,886
Loan ID 4009	4/29/2019	20.30%	23,752	23,752	23,476
Loan ID 4010	4/29/2017	11.59%	15,861	15,861	15,694
Loan ID 4011	4/29/2017	14.50%	13,289	13,289	13,066
Loan ID 4012	4/29/2017	14.85%	28,055	28,055	27,585
Loan ID 4013	4/29/2017	9.20%	14,035	14,035	13,887
Loan ID 4015	4/29/2019	17.45%	21,287	21,287	21,102
Loan ID 4016	4/29/2017	11.59%	30,841	30,841	30,515
Loan ID 4017	4/29/2017	8.74%	21,034	21,034	20,812
Loan ID 4018	4/29/2019	27.24%	9,589	9,589	9,503

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 4019	4/29/2017	23.44%	4,048	4,048	3,902
Loan ID 4020	4/29/2017	13.05%	26,507	26,507	26,062
Loan ID 4021	4/29/2019	16.35%	17,607	17,607	17,454
Loan ID 4022	4/29/2019	17.15%	23,641	23,641	23,436
Loan ID 4023	4/29/2019	25.74%	3,297	3,297	3,267
Loan ID 4024	4/29/2017	11.59%	22,030	22,030	21,797
Loan ID 4025	4/29/2019	11.59%	15,932	15,932	15,868
Loan ID 4026	4/29/2019	13.85%	14,111	14,111	14,065
Loan ID 4027	4/29/2019	13.05%	23,487	23,487	23,410
Loan ID 4028	4/29/2017	8.74%	3,944	3,944	3,902
Loan ID 4029	4/29/2017	13.05%	8,836	8,836	8,687
Loan ID 4030	4/29/2019	14.85%	23,556	23,556	23,480
Loan ID 4031	4/29/2017	9.80%	20,767	20,767	20,547
Loan ID 4032	4/29/2017	21.85%	2,692	2,692	2,594
Loan ID 4033	4/29/2019	19.60%	14,237	14,237	14,072
Loan ID 4034	4/29/2017	14.50%	22,145	22,145	21,773
Loan ID 4035	4/29/2017	11.19%	30,818	30,818	30,493
Loan ID 4036	4/29/2019	17.15%	28,370	28,370	28,123
Loan ID 4037	4/29/2017	24.24%	3,603	3,603	3,484
Loan ID 4038	4/29/2019	13.05%	11,274	11,274	11,237
Loan ID 4039	4/30/2017	11.19%	9,048	9,048	8,952
Loan ID 4040	4/30/2017	8.74%	9,014	9,014	8,919
Loan ID 4041	4/30/2019	13.05%	23,793	23,793	23,715
Loan ID 4042	4/30/2017	11.19%	9,500	9,500	9,400
Loan ID 4043	4/30/2017	14.85%	10,733	10,733	10,553
Loan ID 4044	4/30/2017	11.59%	22,632	22,632	22,393
Loan ID 4045	4/30/2017	20.30%	4,124	4,124	3,975
Loan ID 4046	4/30/2017	21.00%	11,943	11,943	11,510
Loan ID 4047	4/30/2017	11.59%	3,621	3,621	3,583
Loan ID 4048	4/30/2017	10.29%	3,614	3,614	3,576
Loan ID 4049	4/30/2017	15.70%	7,286	7,286	7,109
Loan ID 4050	4/30/2019	17.45%	19,140	19,140	18,974
Loan ID 4051	4/30/2017	11.99%	10,870	10,870	10,755
Loan ID 4052	4/30/2019	13.50%	11,427	11,427	11,390
Loan ID 4054	4/30/2017	9.80%	8,126	8,126	8,040
Loan ID 4055	4/30/2019	13.85%	23,818	23,818	23,740
Loan ID 4056	4/30/2017	23.44%	9,203	9,203	8,869
Loan ID 4057	4/30/2017	8.74%	9,014	9,014	8,919
Loan ID 4058	4/30/2017	11.59%	13,579	13,579	13,436
Loan ID 4059	4/30/2017	10.89%	17,183	17,183	17,001
Loan ID 4060	4/30/2019	18.25%	9,029	9,029	8,951
Loan ID 4061	4/30/2017	16.05%	13,667	13,667	13,336
Loan ID 4062	4/30/2019	16.35%	14,336	14,336	14,211
Loan ID 4063	4/30/2017	10.29%	9,035	9,035	8,940
Loan ID 4064	4/30/2017	11.19%	13,571	13,571	13,428
Loan ID 4065	4/30/2019	26.44%	9,665	9,665	9,578
Loan ID 4066	4/30/2019	13.85%	18,578	18,578	18,517
Loan ID 4067	4/30/2017	18.90%	7,318	7,318	7,141
Loan ID 4068	4/30/2019	17.15%	14,350	14,350	14,225
Loan ID 4069	5/1/2017	11.59%	9,056	9,056	8,960
Loan ID 4070	5/1/2019	15.35%	23,874	23,874	23,666
Loan ID 4071	5/1/2017	14.85%	18,182	18,182	17,877
Loan ID 4072	5/1/2019	16.05%	5,735	5,735	5,685
Loan ID 4073	5/1/2017	11.99%	9,061	9,061	8,966
Loan ID 4074	5/1/2017	23.44%	5,452	5,452	5,254
Loan ID 4075	5/1/2019	19.60%	23,999	23,999	23,721
Loan ID 4076	5/1/2019	15.70%	23,885	23,885	23,677
Loan ID 4077	5/1/2017	16.75%	13,687	13,687	13,356
Loan ID 4078	5/1/2017	16.05%	7,987	7,987	7,794
Loan ID 4079	5/1/2017	8.74%	18,033	18,033	17,843

Loan ID	Maturity	Interest Rate	Par / Shares	Cost	Fair Value
Loan ID 4080	5/1/2019	19.20%	23,988	23,988	23,779
Loan ID 4081	5/1/2017	17.90%	13,710	13,710	13,378
Loan ID 4082	5/2/2019	23.44%	9,642	9,642	9,530
Loan ID 4083	5/2/2017	12.64%	22,676	22,676	22,295
Loan ID 4084	5/2/2017	13.50%	27,246	27,246	26,789
Loan ID 4085	5/2/2019	18.90%	14,388	14,388	14,263
Loan ID 4086	5/2/2017	13.05%	14,068	14,068	13,832
Loan ID 4087	5/2/2019	23.44%	5,783	5,783	5,716
Loan ID 4089	5/2/2017	11.59%	18,112	18,112	17,921
Loan ID 4090	5/2/2017	29.50%	3,712	3,712	3,574
Loan ID 4091	5/2/2017	23.44%	13,814	13,814	13,314
Loan ID 4092	5/2/2019	14.50%	11,447	11,447	11,410
Loan ID 4093	5/2/2017	9.80%	4,516	4,516	4,468
Loan ID 4094	5/2/2017	12.24%	9,065	9,065	8,913
Loan ID 4095	5/2/2017	12.24%	6,345	6,345	6,239
Loan ID 4096	5/5/2017	12.64%	8,664	8,664	8,519
Loan ID 4097	5/5/2017	17.45%	13,701	13,701	13,370
Loan ID 4098	5/5/2017	8.74%	10,820	10,820	10,706
Loan ID 4099	5/5/2019	17.15%	28,714	28,714	28,464
Loan ID 4100	5/6/2017	13.85%	13,630	13,630	13,401
Loan ID 4101	5/6/2019	13.50%	9,543	9,543	9,512
Loan ID 4102	5/7/2019	18.55%	23,969	23,969	23,761
Loan ID 4103	5/13/2019	18.55%	7,191	7,191	7,128
Total			41,228,257	41,228,257	40,711,244

(1)	Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Financial Assets are valued by the level of risk associated with the underlying loan measured by the estimated loss rate. The estimated loss rate is based on the historical performance of loans with similar characteristics, the borrowers credit score obtained from an official credit reporting agency at origination, debt-to-income ratios at origination, information from the borrower's credit report at origination, as well as the borrower's self-reported income range, occupation and employment status at origination. Financial Asset risk ratings are assigned on a scale from A through F, with A having the lowest level of risk and F having the highest level of risk. As of September 30, 2014, 26.4%, 30.0%, 31.5%, 7.8%, 3.9% and 0.4% of the total fair value of Financial Assets was comprised of A, B, C, D, E and F risk rated loans, respectively.
In a hypothetical transaction, the Company believes that the fair value of each individual consumer loan as disclosed above as of the measurement date could differ from the fair value of each individual consumer loan as of the transaction date. In addition, the Company believes that the fair value of the portfolio of consumer loans as of the measurement date could differ from the sum of the fair value of each individual consumer loan as disclosed above as of the transaction date.